--------------------------------
                                                 OMB APPROVAL
                                                 OMB Number: 3235-0570
                                                 Expires: September 30, 2007
                                                 Estimated average burden
                                                 hours per response....... 19.4
                                                --------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number___811-21475_________________________________

_______________________________Tamarack Funds Trust____________________________
               (Exact name of registrant as specified in charter)

___________100 S. Fifth Street, Suite 2300, Minneapolis, MN  55402-1240________
                  (Address of principal executive offices) (Zip code)

____________Bisys Fund Services, 3435 Stelzer Road, Columbus, OH 43219_________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:___(614) 470-8000

Date of fiscal year end:_________9/30/05_________________

Date of reporting period:________3/31/05_________________

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TAMARACK FUNDS
Semi-Annual Report                                               March 31, 2005









                                     [PHOTO]









LARGE CAP GROWTH
MID CAP GROWTH
SMALL CAP GROWTH
ENTERPRISE FUND
ENTERPRISE SMALL CAP FUND
VALUE FUND
MICROCAP VALUE FUND
SMALL CAP INTERNATIONAL FUND











                                                           [LOGO] TAMARACK FUNDS

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR SEMI-ANNUAL REPORT

This semi-annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. These indices include the S&P 500 and Russell 2000.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Shareholder Letter ........................................................   1
Letter from the CIO of Equities ...........................................   2
Equity Portfolio Managers .................................................   4
Performance Summary .......................................................   7
Large Cap Growth Fund
- Management Discussion and Analysis ......................................  10
Mid Cap Growth Fund
- Management Discussion and Analysis ......................................  12
Small Cap Growth Fund
- Management Discussion and Analysis ......................................  14
Enterprise Fund
- Management Discussion and Analysis ......................................  16
Enterprise Small Cap Fund
- Management Discussion and Analysis ......................................  18
Value Fund
- Management Discussion and Analysis ......................................  20
Microcap Value Fund
- Management Discussion and Analysis ......................................  22
Small Cap International Fund
- Management Discussion and Analysis ......................................  24
Financial Statements
- Statements of Assets and Liabilities ....................................  26
- Statements of Operations ................................................  30
- Statements of Changes in Net Assets .....................................  32
Financial Highlights ......................................................  40
Notes to Financial Statements .............................................  48
Schedules of Investments ..................................................  65
Notes to Schedules of Investments .........................................  82
Management ................................................................  84
Share Class Information ...................................................  87
Supplemental Information ..................................................  88

================================================================================
SHAREHOLDER LETTER
================================================================================

To Our Shareholders

--------------------------------------------------------------------------------

The semi-annual period ended March 31, 2005 has been a turbulent one for equity investors. In late 2004, just when the U.S. Presidential election was concluded and economic news seemed encouraging enough that the Federal Reserve was hinting at inflation worries and thus began gradually raising short-term interest rates, 2005 began and the picture became murkier. Economic indicators bounced up and down, the news from Iraq was mixed, U.S. corporate profit reports seemed positive, but there were concerns about earnings quality and corporate scandals. Investors in U.S. equity markets reacted nervously to each piece of news and in the last few months there have been enough twists and turns in equity market indices to make the most seasoned investor dizzy.

This report presents the results for all Tamarack equity funds as of the end of this six-month period. In addition to the period returns for your particular Fund(s), this report provides information as to how your Fund(s) performed versus its benchmark(s) in these turbulent market conditions and includes commentary from members of our growth and value teams. This commentary shares with you our view as to what has happened in equity markets over the recent past, how it has affected your particular Fund(s) and what we think might happen in the equity markets at least in the near term. We hope you will find this information helpful. As always this report also includes footnotes describing the policies and procedures followed by the Tamarack Funds in managing the assets entrusted to us by you and your fellow shareholders. We have endeavored to make these footnotes as informative and easy-to-read as possible and encourage you to read this important information.

We continue to believe that a prudent investor maintains a diversified portfolio encompassing growth and value equity investments as well as fixed income securities. Our equity growth and fixed income teams at Voyageur Asset Management (the advisor to the Tamarack Funds) and our equity value team partners at Babson Capital Management continue unchanged and working to meet your expectations as investors. All of the members of the Tamarack Funds team value the trust you have placed in us. Please remember that information regarding the Tamarack Funds, including performance and daily prices is available on our website www.tamarackfunds.com. You may also contact us via the Funds' toll-free number at 1-800-422-2766.

Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President, Tamarack Funds

================================================================================
LETTER FROM THE CIO OF EQUITIES
================================================================================

--------------------------------------------------------------------------------

At the end of 2004, U.S. equity markets seemed calm, investor appetite for risk was high, and investors also appeared to be looking forward to reaping the rewards from an increasingly firm economic expansion. Unfortunately, the first three months of 2005 saw markets suffer a serious attack of nerves.

Two distinct developments have unnerved equity investors during the semi-annual period. First, fears that the economic upturn would falter, due primarily to increased energy costs and rising interest rates. The second development was decelerating corporate earnings growth rates, compared to those seen in 2004. Investors' concerns need to be kept in perspective. We believe neither of these events threatens to derail economic expansion and that stocks should finish 2005 with positive returns.

The economy continues to grow at a healthy rate. Real GDP, for the first quarter, was a healthy 4.0% on an annualized rate, even though oil prices climbed by 50% on a year-to-year basis. At over $50, the price for a barrel of oil was high in absolute terms, but adjusted for inflation the price was only about half as much as it was at its peak in 1980. This suggests that, at their current levels, oil prices are not going to crimp economic activity severely. It is also worth noting that, so far, most retailing stocks have actually shrugged off higher energy prices. This particular picture is somewhat encouraging in that the near tripling of energy prices, over the last three years, has not crushed broad American consumption patterns.

Following the latest increase of 25 basis points by the Federal Reserve, the Federal Funds rate stood at 2.75%. Nevertheless, interest rates remain relatively low, for all borrowers, in relation to underlying inflation and economic growth rates. Additionally, continued Federal government spending is providing a significant offset to the rise in the Federal Funds rate.

U.S. corporate profit growth appears to be decelerating year-over-year. In 2004, fourth quarter year-over-year profit growth was close to 20%, whereas in 2005, consensus expectations are for 7% to 9% growth. Over the past two years, profit growth has attained record levels so it should be no surprise that this growth is unsustainable. However, profit growth of 7% to 9% is still robust. In addition, strong corporate productivity and corporations buying back stock or returning cash to shareholders may act as catalysts to enable equity prices to move higher.

The U.S. experienced a soft patch like this in 2004. Granted, circumstances are not identical, but rising corporate spending and any retreat in energy prices should sustain economic expansion in 2005. Corporate profits have been running at record levels, therefore there are strong reasons to expect this growth to normalize. This normalization favors higher quality companies, that is, companies with superior earnings visibility. History has shown higher quality stocks tend to offer the best rates of return for investors when the profit cycle decelerates because these companies tend to be somewhat immune to the cycle slowdown.

In conclusion, nothing is certain when it comes to investing. A prudent strategy is to own a diversified portfolio of high quality, cash flow rich companies across all market capitalizations, that provide longer-term investment opportunities regardless of near-term market conditions.

[PHOTO]

/s/ Nancy M. Scinto

Nancy M. Scinto
Tamarack Funds Chief Investment Officer
Equity Products

================================================================================

================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

================================================================================
EQUITY PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management employs a team approach to the management of Large
Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund, with no individual team member being solely responsible for investment decisions.
--------------------------------------------------------------------------------

NANCY M. SCINTO
TAMARACK FUNDS CHIEF INVESTMENT OFFICER, EQUITY PRODUCTS.
MANAGING DIRECTOR, DIRECTOR OF RESEARCH, SENIOR PORTFOLIO MANAGER.
Nancy Scinto joined Voyageur in 1999 from Chicago Trust Company where she managed institutional accounts and was co-manager of the five-star Alleghany/Chicago Growth and Income Fund. She began her career in the investment industry in 1984 and has held various positions including personal trust, equity trader, senior equity analyst and senior portfolio manager. Nancy leads the Voyageur growth equity research efforts as Director of Research. She is also the Chief Investment Officer, Equity Products for the Tamarack Funds. Nancy holds a BA from Governors State University and an MBA from DePaul University. She is also a member of the Investment Analysts Society of Chicago.
--------------------------------------------------------------------------------

DAVID J. COX, CFA
MANAGING DIRECTOR, DIRECTOR OF EQUITY INVESTMENTS, SENIOR PORTFOLIO MANAGER. David Cox has been in the investment industry since 1984. He received his MBA from Indiana University, his BS from the University of Illinois and is a CFA charterholder. David is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.
--------------------------------------------------------------------------------

STEVEN A. RUSNAK, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER.
Steven Rusnak provides the Voyageur growth equity team with his skills in fundamental equity research over a diverse group of industries from financials to health care. He has been in the investment industry since 1985. Steven received his MBA and BA from the University of Michigan and is a CFA charterholder. He is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.
--------------------------------------------------------------------------------

KENNETH A. TYSZKO, CPA, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER.
Kenneth Tyszko has been the portfolio manager for the small cap growth equity product since its inception in 1995. He has been in the investment industry since 1984. Kenneth received his BS from the University of Illinois and is both a CFA charterholder and a Certified Public Accountant. He is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago and the Association for Investment Management and Research.
--------------------------------------------------------------------------------

FORBES L. WATSON
VICE PRESIDENT, PORTFOLIO MANAGER.
Forbes Watson serves as a portfolio manager for Voyageur's small cap growth equity strategy. He has been in the investment industry since 1981. Forbes received his MBA from Millsaps College and his BA from the University of North Texas. He is a member of the North Carolina Society for Financial Analysts and the Association for Investment Management and Research.

================================================================================
EQUITY PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management employs, at its own expense, Babson Capital Management LLC as sub-advisor to provide day-to-day portfolio management for the Enterprise, Enterprise Small Cap, Value and Microcap Value Funds and Denver Investment Advisors LLC as sub-advisor to provide day-to-day portfolio management for the Small Cap International Fund.

--------------------------------------------------------------------------------
ENTERPRISE FUND AND
ENTERPRISE SMALL CAP FUND

RENIE K. HEEBNER, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Renie Heebner is co-portfolio manager for Enterprise Fund and is also an equity analyst specializing in microcap stocks. Renie began her career in the investment industry in 1982. Prior to joining Babson in 1987, she served in the investment department of New England Mutual Life Insurance Company. She holds a BA from Middlebury College and is a CFA charterholder. Renie is also a member of the Boston Security Analysts Society.

LANCE F. JAMES
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Lance James is co-portfolio manager of Enterprise Fund and portfolio manager of Enterprise Small Cap Fund. Lance began his career in the investment industry in 1980. Prior to joining Babson in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates. Lance holds an AB from Princeton University and an MBA from the Wharton School at the University of Pennsylvania.

--------------------------------------------------------------------------------
MICROCAP VALUE FUND AND
VALUE FUND

ANTHONY M. MARAMARCO, PHD, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Anthony Maramarco is co-head of the large cap value team and portfolio manager for Microcap Value Fund. He is also responsible for portfolio management of the large cap value strategy. Tony began his career in the investment industry in 1981. Prior to joining Babson in 1985, he was an analyst at Connecticut National Bank. Tony holds a BA from Colby College, an MA/PhD from the University of Chicago and an MBA from Rensselaer Polytechnic Institute. He is a CFA charterholder and a member of the Boston Security Analysts Society, the Hartford Society of Financial Analysts and is a former regional director of the Financial Analyst Federation (AIMR).

================================================================================
EQUITY PORTFOLIO MANAGERS
================================================================================

MICHAEL P. STACK, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Mike Stack is co-head of the large cap value team. He is also responsible for portfolio management of the large cap value strategy. Prior to joining Babson in 2002, Mike was employed by Putnam Investments where he was a Senior Vice President and senior portfolio manager. Prior to Putnam, he spent time at Independence Investment Associates, National Life Investment Management and General Electric Corp. Mike holds a BS and MS in Finance from Fairfield University and is a CFA charterholder.

--------------------------------------------------------------------------------
SMALL CAP INTERNATIONAL
FUND

ADAM SCHOR, CFA
PORTFOLIO MANAGER.
Adam Schor is responsible for management of Small Cap International Fund. He began his career in the investment industry in 1989. Adam's investment experience includes visiting and investing in companies throughout the world. Adam joined Bee & Associates (currently a division of Denver Investment Advisors LLC) in 1997. Prior to that, he worked at Harris Associates from 1993 to 1997. Prior to Harris Associates, Adam worked at the State of Wisconsin Investment Board and American Family Insurance Group. He graduated from the University of Wisconsin with an MBA and has a BA in Journalism from Northwestern University. Adam is a CFA charterholder.

KEVIN BECK, CFA
EQUITY ANALYST, PORTFOLIO MANAGER.
Kevin Beck began his career in the investment industry in 1993 and is an analyst for Small Cap International Fund. He joined Bee & Associates in 2000 from Robert Fleming Inc., where he was a regional equity analyst in their Rio de Janeiro office. Kevin's prior investment experience includes American Family Insurance and Harris Associates. He graduated from the University of Wisconsin with an MBA and has a BS from Indiana University. Kevin is a CFA charterholder.

JOHN C. FENLEY, CFA
PORTFOLIO MANAGER.
John Fenley began his career in the investment industry in 1990 and serves as a portfolio manager for Small Cap International Fund. John joined Bee & Associates in 2000 from Hansberger Global Investors where he was the lead portfolio manager and portfolio team member responsible for over $1 billion in assets of international, global and small-cap mandates for institutional clients and mutual funds. Prior to that he worked as a portfolio manager and analyst at Sun Trust and at Fifth Third Bancorp. John received his MBA from Duke University's Fuqua School of Business and has a BA in Economics with a minor in Sociology from Vanderbilt University. John is also a CFA charterholder.

================================================================================
PERFORMANCE SUMMARY
================================================================================

Total Returns as of March 31, 2005

----------------------------------------------------------------------------------------------------------------

TAMARACK LARGE CAP GROWTH FUND

                                                                                                       SINCE
                                             1 YEAR        3 YEAR         5 YEAR      10 YEAR      INCEPTION (a)
                                             ------        ------         ------      -------      -------------
Class A (i)
 - Including Maximum Sales Charge of
   5.75%                                     -4.47%        -2.91%         -8.36%       5.92%           7.30%
 - At Net Asset Value                         1.38%        -0.99%         -7.27%       6.55%           7.74%
Class C (j)
 - Including Contingent Deferred Sales
   Charge of 1.00%                           -0.35%        -1.72%         -7.96%       5.76%           6.94%
 - At Net Asset Value                         0.65%        -1.72%         -7.96%       5.76%           6.94%
Class I (i)                                   1.57%        -0.75%         -7.04%       6.85%           8.12%
Class R (j)                                   1.13%        -1.24%         -7.50%       6.28%           7.47%
Class S (k)                                   1.57%        -0.75%         -7.04%       6.85%           8.12%
S&P 500 Index*                                6.69%         2.74%         -3.16%      10.79%          11.61%
Russell 1000 Growth Index*                    1.16%        -0.69%        -11.28%       8.15%           9.73%
----------------------------------------------------------------------------------------------------------------

TAMARACK MID CAP GROWTH FUND

                                                                                                       SINCE
                                             1 YEAR        3 YEAR         5 YEAR      10 YEAR      INCEPTION (b)
                                             ------        ------         ------      -------      -------------
Class A (i)
 - Including Maximum Sales Charge of
   5.75%                                     -4.86%         0.47%          1.87%      12.30%          12.95%
 - At Net Asset Value                         0.95%         2.48%          3.08%      12.96%          13.42%
Class C (j)
 - Including Contingent Deferred Sales
   Charge of 1.00%                           -0.64%         1.73%          2.33%      12.13%          12.58%
 - At Net Asset Value                         0.24%         1.73%          2.33%      12.13%          12.58%
Class I (i)                                   1.18%         2.71%          3.33%      13.27%          13.78%
Class R (j)                                   0.69%         2.22%          2.83%      12.68%          13.14%
Class S (k)                                   1.18%         2.71%          3.33%      13.27%          13.78%
S&P Midcap 400 Index*                        10.43%         8.02%          6.87%      15.14%          15.89%
S&P Midcap 400/Barra Growth Index*            8.94%         5.23%          0.36%      14.32%            N/A
----------------------------------------------------------------------------------------------------------------

TAMARACK SMALL CAP GROWTH FUND

                                                                                                       SINCE
                                             1 YEAR        3 YEAR         5 YEAR      10 YEAR      INCEPTION (c)
                                             ------        ------         ------      -------      -------------
Class A (i)
 - Including Maximum Sales Charge of
   5.75%                                      5.14%         5.33%          4.32%      11.30%          11.59%
 - At Net Asset Value                        11.55%         7.43%          5.56%      11.97%          12.23%
Class C (j)
 - Including Contingent Deferred Sales
   Charge of 1.00%                            9.70%         6.61%          4.76%      11.13%          11.39%
 - At Net Asset Value                        10.65%         6.61%          4.76%      11.13%          11.39%
Class I (i)                                  11.82%         7.69%          5.81%      12.29%          12.55%
Class R (j)                                  11.06%         7.10%          5.26%      11.67%          11.93%
Class S (k)                                  11.74%         7.67%          5.79%      12.28%          12.54%
Russell 2000 Index*                           5.41%         8.05%          4.01%      10.43%          10.65%
S&P Small Cap 600 Index*                     13.08%         9.99%          9.88%      13.52%          13.69%
Russell 2000 Growth Index*                    0.87%         4.01%         -6.60%       5.80%           6.20%
----------------------------------------------------------------------------------------------------------------

================================================================================
PERFORMANCE SUMMARY
================================================================================


TAMARACK ENTERPRISE FUND

                                                                                                       SINCE
                                             1 YEAR        3 YEAR         5 YEAR      10 YEAR      INCEPTION (d)
                                             ------        ------         ------      -------      -------------
Class A (l)
  - Including Maximum Sales Charge of
    5.75%                                    -1.77%         8.73%         14.45%      12.31%          12.37%
  - At Net Asset Value                        4.20%        10.88%         15.81%      12.98%          12.69%
Class C (l)
  - Including Contingent Deferred Sales
    Charge of 1.00%                           2.45%        10.07%         14.96%      12.14%          11.85%
  - At Net Asset Value                        3.45%        10.07%         14.96%      12.14%          11.85%
Class I (m)                                   4.51%        11.18%         16.11%      13.27%          12.97%
Class R (l)                                   3.94%        10.61%         15.52%      12.70%          12.41%
Class S                                       4.51%        11.18%         16.11%      13.27%          12.97%
Russell 2000 Value Index*                     9.79%        11.48%         15.42%      14.28%          12.90%
Russell 2000 Index*                           5.41%         8.05%          4.01%      10.43%          10.01%
----------------------------------------------------------------------------------------------------------------

TAMARACK ENTERPRISE SMALL CAP FUND

                                                                                                       SINCE
                                             1 YEAR        3 YEAR         5 YEAR      10 YEAR      INCEPTION (e)
                                             ------        ------         ------      -------      -------------
Class A (l)
  - Including Maximum Sales Charge of
    5.75%                                     0.42%         7.66%          9.50%      12.31%          11.67%
  - At Net Asset Value                        6.54%         9.80%         10.81%      12.97%          12.15%
Class C (l)
  - Including Contingent Deferred Sales
    Charge of 1.00%                           4.72%         8.97%          9.98%      12.13%          11.31%
  - At Net Asset Value                        5.70%         8.97%          9.98%      12.13%          11.31%
Class R (l)                                   6.21%         9.51%         10.52%      12.69%          11.87%
Class S                                       6.77%        10.06%         11.08%      13.25%          12.43%
Russell 2000 Index*                           5.41%         8.05%          4.01%      10.43%          11.28%
----------------------------------------------------------------------------------------------------------------

TAMARACK VALUE FUND

                                                                                                       SINCE
                                             1 YEAR        3 YEAR         5 YEAR      10 YEAR      INCEPTION (f)
                                             ------        ------         ------      -------      -------------
Class A (l)
  - Including Maximum Sales Charge of
    5.75%                                     7.23%         2.03%          5.29%       9.19%          11.81%
  - At Net Asset Value                       13.76%         4.06%          6.54%       9.84%          12.13%
Class C (l)
  - Including Contingent Deferred Sales
    Charge of 1.00%                          11.89%         3.28%          5.74%       9.02%          11.30%
  - At Net Asset Value                       12.89%         3.28%          5.74%       9.02%          11.30%
Class R (l)                                  13.44%         3.79%          6.27%       9.57%          11.85%
Class S                                      14.01%         4.31%          6.80%      10.11%          12.41%
Russell 1000 Value Index*                    13.17%         7.16%          5.19%      12.81%          13.66%
S&P 500 Index*                                6.69%         2.74%         -3.16%      10.79%          12.85%
S&P 500/Barra Value Index*                    9.24%         5.14%          1.93%      10.94%          12.77%
----------------------------------------------------------------------------------------------------------------

================================================================================
PERFORMANCE SUMMARY
================================================================================


TAMARACK MICROCAP VALUE FUND

                                                                                                       SINCE
                                             1 YEAR        3 YEAR         5 YEAR      10 YEAR      INCEPTION (g)
                                             ------        ------         ------      -------      -------------
Class A (l)
  - Including Maximum Sales
    Charge of 5.75%                           3.36%        11.50%         13.14%      14.22%          10.36%
  - At Net Asset Value                        9.66%        13.73%         14.49%      14.90%          10.73%
Class C (l)
  - Including Contingent Deferred
    Sales Charge of 1.00%                     7.86%        12.89%         13.64%      14.05%           9.91%
  - At Net Asset Value                        8.86%        12.89%         13.64%      14.05%           9.91%
Class R (l)                                   9.41%        13.45%         14.21%      14.62%          10.46%
Class S                                      10.01%        14.04%         14.79%      15.19%          11.01%
Russell 2000 Value Index*                     9.79%        11.48%         15.42%      14.28%          11.84%
Russell 2000 Index*                           5.41%         8.05%          4.01%      10.43%           9.12%
----------------------------------------------------------------------------------------------------------------

TAMARACK SMALL CAP INTERNATIONAL FUND

                                                                                                       SINCE
                                                                   1 YEAR           3 YEAR         INCEPTION (h)
                                                                   ------           ------         -------------
Class A (l)
 - Including Maximum Sales Charge of 5.75%                         -2.42%           10.76%             1.40%
 - At Net Asset Value                                               3.53%           12.98%             2.81%
Class C (l)
 - Including Contingent Deferred Sales Charge
   of 1.00%                                                         1.85%           12.17%             2.06%
 - At Net Asset Value                                               2.85%           12.17%             2.06%
Class R (l)                                                         3.36%           12.73%             2.57%
Class S                                                             3.84%           13.28%             3.08%
MSCI EAFE Small-Cap Index*                                         21.33%           24.26%              N/A
----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END GO TO www.tamarackfunds.com.
*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly in indices.
(a) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(b) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(c) The since inception date (commencement of operations) of the Fund is January 1, 1995.
(d) The since inception date (commencement of operations) of the Fund is December 2, 1983.
(e) The since inception date (commencement of operations) of the Fund is August 5, 1991.
(f) The since inception date (commencement of operations) of the Fund is September 30, 1984.
(g) The since inception date (commencement of operations) of the Fund is September 10, 1987.
(h) The since inception date (commencement of operations) of the Fund is December 19, 2000.
(i) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of the Funds includes the performance of a common trust fund ("CTF") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Fund's commencement of operations (October 1, 1996 for the Large Cap Growth Fund, June 1, 1994 for the Mid Cap Growth Fund, and May 2, 1997 for the Small Cap Growth Fund), as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. Each CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If each CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
(j) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(k) The inception date for Class S of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S.
(l) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).
(m) The inception date for Class I shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I shares, as applicable.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

U.S. equity markets experienced a better than expected rally in the final three months of 2004, allowing equity indexes to finish the year in positive territory. This was the sixth year out of the past seven that stocks rallied in the 4th quarter. Stronger than expected 3Q economic growth combined with receding oil prices and an uncontested outcome to the U.S. Presidential election were all catalysts that contributed to improved investor sentiment in 2004. In contrast, the first three months of 2005 saw investors approaching equity markets with an air of uneasiness. Consequently, U.S. equity indexes concluded the period in negative territory. Concerns over soaring commodities prices and rising interest rates stifling U.S. economic expansion, thus leading to weaker corporate profit growth, were the primary issues weighing on investors' minds. In addition, investors and market commentators cited the twin deficits, the weaker U.S. dollar, and rising bond yields as rationales for why the equity market was stalling in the first quarter of 2005. Equity sectors, over the past six months, posted positive returns among their various industry groups. Utilities, energy, materials and consumer stocks led the way. Information technology, the darling of the late 1990's, continued to lag. Another noteworthy trend over the past six months was the dominance of value stocks over growth and smaller capitalization issues besting their larger counterparts.
--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Large Cap Growth Fund's total return during the six-month period ending March 31, 2005 was 3.7% (Class A, net of fees). That compares to a total return of 6.9% for the S&P 500 and 4.7% for the Russell 1000 Growth Index.

During the past six months, the market rewarded companies that were more cyclical such as energy, material, and utility companies. Cyclical companies do not have earnings that are consistent and predictable over time, their earnings are related to the economic cycle. Our investments were focused on companies generally having more consistent and predictable earnings growth. We have found that companies with consistent earnings tend to outperform over long periods of time. Therefore, our exposure in the cyclical sectors was lower. This lower exposure hindered performance of the Fund over the short-term. In addition, our allocation to the consumer discretionary sector was not additive to performance the last six months. The reason for the Funds' poor sector showing is primarily attributed to one of its best long-term holdings, eBay, as it pulled back after a strong fourth quarter. The strongest performing sector in the Fund was consumer staples led by Walgreen, Sysco Corporation, and Whole Foods Market.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                                Nancy M. Scinto

                                    [PHOTO]
                             Steven A. Rusnak, CFA

As 2004 ended, improving investor sentiment allowed the stock market to cruise higher. However, markets hit a speed bump during the first three months of 2005. The investment community became overly focused on daily events affecting markets, leaving them skeptical and reflecting unwarranted defensiveness in their portfolios. Our outlook remains optimistic for equity markets. Investors' concerns need to be put into perspective. The positive outlook for economic growth combined with the still-accommodative monetary policy of the Federal Reserve suggests that corporate earnings could beat the consensus forecast in 2005. Corporate profit growth is clearly decelerating year-over-year, however, consensus profit growth of 7% to 9% is still very healthy. Corporate earnings could even exceed the consensus forecast for 2005. Supported by both macro and micro factors, the equity market is expected to rally back from its first quarter decline and show signs of strength during the second and third quarters. In addition, as interest rates rise, we believe that equities, across all market capitalizations, should outperform bonds during the year.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.
--------------------------------------------------------------------------------

BENCHMARK

S&P 500 Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

               [PIE CHART]               TOP FIVE INDUSTRIES
                                         Information Technology         19.4%
Common Stocks                    98.2%   Healthcare                     19.2%
Investment Companies              1.8%   Consumer Discretionary         16.2%
                                         Consumer Staples               11.6%
                                         Industrials                    14.1%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

Apache Corp.                     4.39%   Ecolab, Inc.                   3.26%
General Electric Co.             4.04%   Dell, Inc.                     3.19%
Adobe Systems, Inc.              4.02%   Johnson & Johnson, Inc.        3.14%
Danaher Corp.                    3.61%   SLM Corp.                      3.00%
Walgreen Co.                     3.34%   PepsiCo, Inc.                  2.98%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                   [FLOW CHART]

                    --------------------------------------------
                                        CLASS         S&P 500
                                          A            INDEX
                    --------------------------------------------
                       3/31/1995        9,425       10,000.00
                    --------------------------------------------
                       9/30/1995       10,621       11,823.09
                    --------------------------------------------
                       3/31/1996       11,905       13,206.93
                    --------------------------------------------
                       9/30/1996       12,719       14,225.59
                    --------------------------------------------
                       3/31/1997       13,804       15,824.35
                    --------------------------------------------
                       9/30/1997       16,743       19,976.32
                    --------------------------------------------
                       3/31/1998       18,507       23,414.24
                    --------------------------------------------
                       9/30/1998       16,360       21,790.72
                    --------------------------------------------
                       3/31/1999       21,424       27,742.94
                    --------------------------------------------
                       9/30/1999       21,628       27,845.35
                    --------------------------------------------
                       3/31/2000       25,920       32,717.74
                    --------------------------------------------
                       9/30/2000       24,352       31,540.08
                    --------------------------------------------
                       3/31/2001       19,281       25,629.23
                    --------------------------------------------
                       9/30/2001       16,807       23,147.82
                    --------------------------------------------
                       3/31/2002       18,314       25,691.76
                    --------------------------------------------
                       9/30/2002       13,156       18,409.72
                    --------------------------------------------
                       3/31/2003       13,510       19,332.21
                    --------------------------------------------
                       9/30/2003       15,678       22,896.86
                    --------------------------------------------
                       3/31/2004       17,533       26,117.76
                    --------------------------------------------
                       9/30/2004       17,135       26,070.12
                    --------------------------------------------
                       3/31/2005       17,776       27,864.29
                    --------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 5.75%. The quoted performance of the Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on October 1, 1996. On that date, the assets of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which was 1.00% of average daily net assets for Class A. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The semi-annual period ended March 31, 2005 saw different market and economic conditions in the latter half of the period than during the first three months. In the final three months of 2004, U.S. equity markets experienced a better than expected rally, allowing equity indexes to finish the year in positive territory. This was the sixth year out of the past seven that stocks rallied in the 4th quarter. In contrast, the first three months of 2005 saw investors approaching equity markets with an air of uneasiness. Consequently, as the quarter drew to a close U.S. equity indexes concluded the period in negative territory. Concerns over soaring commodities prices and rising interest rates stifling U.S. economic expansion, thus leading to weaker corporate profit growth, were the primary issues weighing on investors' minds. In addition, investors and market commentators cited the trade and budget deficits, the weaker U.S. dollar, and rising bond yields as rationales for why the equity market was been stalling in the first quarter of 2005. Equity sectors, over the past six months, have generally posted positive returns among their various industry groups with utilities, energy, materials and consumer stocks leading the way. Information technology, the darling of the late 1990's, continued to lag. Another noteworthy trend over the past six months was the continuing dominance of value stocks over growth and smaller capitalization issues besting their larger counterparts.
--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Mid Cap Growth Fund's total return during the six-month period ending March 31, 2005 was 8.7% (Class A, net of fees). That compares to a total return of 11.7% for the S&P Midcap and 12.0% for the Russell Midcap Growth Index. During the past six months, the market rewarded companies that were more cyclical such as energy, material, and utility companies. Cyclical companies do not have earnings that are consistent and predictable over time, their earnings are more related to the economic cycle. Our investments are focused on companies generally having more consistent and predictable earnings growth. We have found that companies with consistent earnings tend to outperform over long periods of time. Therefore, our exposure in the cyclical sectors was lower.
This lower exposure hindered performance of the Fund in the short-term. During the past six months, our Fund had significant exposure in the technology sector, holding strong companies with very good prospects. However, the overall technology market did not grow as robustly as in the past. Despite our companies delivering good results, their performance was affected by the sectors' overall poor showing. The strongest performing sector in the portfolio was Financials where we had a smaller exposure than the benchmarks, but the stocks we selected performed very well.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                                David J. Cox, CFA

                                    [PHOTO]
                                Forbes L. Watson

As 2004 ended, improving investor sentiment allowed the stock market to cruise higher. However, markets hit a speed bump during the first three months of 2005. We believe the investment community became overly focused on daily events affecting markets, leaving them skeptical and reflecting unwarranted defensiveness in their portfolios. Our outlook remains optimistic for equity markets. Investors' concerns need to be put into perspective. The positive outlook for economic growth combined with the monetary policy of the Federal Reserve (higher but still historically low short-term rates) suggests that corporate earnings could beat the consensus forecast in 2005. Corporate profit growth is clearly decelerating year-over-year, however, consensus profit growth of 7% to 9% is still very healthy. Corporate earnings could even exceed the consensus forecast for 2005. Supported by both overall economic strength and personal income growth, we expect the equity market to rally back from its first quarter decline and show signs of strength during the second and third quarters. In addition, as interest rates rise, we anticipate that equities, across all market capitalizations, should outperform bonds during the year.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.
--------------------------------------------------------------------------------

BENCHMARK

S&P Midcap 400 Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

             [PIE CHART]                 TOP FIVE INDUSTRIES
                                         Consumer Discretionary         24.1%
Common Stocks                  100.0%    Healthcare                     19.2%
                                         Industrials                    18.2%
                                         Information Technology         15.7%
                                         Financials                     12.4%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

Cognos, Inc.                     3.68%   East West Bancorp, Inc.         3.07%
Roper Industries, Inc.           3.45%   Expeditors International
SCP Pool Corp.                   3.44%     of Washington, Inc.           3.07%
Whole Foods Market, Inc.         3.40%   Petsmart, Inc.                  3.03%
Investors Financial Services             Legg Mason, Inc.                3.00%
  Corp.                          3.30%   Fastenal Co.                    2.99%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

                    -----------------------------------------------
                                          CLASS        S&P MIDCAP
                                            A           400 INDEX
                    -----------------------------------------------
                          3/31/1995        9,425         10,000
                    -----------------------------------------------
                          9/30/1995       11,002         11,933
                    -----------------------------------------------
                          3/31/1996       12,518         12,849
                    -----------------------------------------------
                          9/30/1996       13,081         13,604
                    -----------------------------------------------
                          3/31/1997       14,349         14,213
                    -----------------------------------------------
                          9/30/1997       18,014         18,924
                    -----------------------------------------------
                          3/31/1998       19,829         21,183
                    -----------------------------------------------
                          9/30/1998       17,044         17,730
                    -----------------------------------------------
                          3/31/1999       20,583         21,278
                    -----------------------------------------------
                          9/30/1999       20,697         22,250
                    -----------------------------------------------
                          3/31/2000       27,398         29,383
                    -----------------------------------------------
                          9/30/2000       29,639         31,866
                    -----------------------------------------------
                          3/31/2001       25,010         27,338
                    -----------------------------------------------
                          9/30/2001       23,931         25,811
                    -----------------------------------------------
                          3/31/2002       29,633         32,501
                    -----------------------------------------------
                          9/30/2002       22,149         24,599
                    -----------------------------------------------
                          3/31/2003       22,337         24,880
                    -----------------------------------------------
                          9/30/2003       27,281         31,194
                    -----------------------------------------------
                          3/31/2004       31,591         37,096
                    -----------------------------------------------
                          9/30/2004       29,335         36,669
                    -----------------------------------------------
                          3/31/2005       31,890         40,964
                    -----------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The Fund experienced positive results for the six months ended March 31, 2005. At the beginning of the period, both the economy and corporate profits grew, despite the substantial rise in energy and raw materials costs. Investors were heartened by the conclusion of the presidential election and the fact that corporate profits and earnings growth, although below prior years' increases, were strong, while inflation, interest rates, and the unemployment rate remained relatively low and stable. As we moved into the first quarter of 2005, however, stocks began to weaken as oil, which had declined in the final quarter of 2004, rose to new all-time highs in March 2005, propelling energy companies yet again. Also, the Federal Reserve continued its policy of consistent interest rate increases, placing pressure on financial and consumer companies. This led to concerns that Gross Domestic Product (GDP), corporate earnings growth, and consumer spending would start to decelerate. Adding validity to these concerns was a lack of capital spending by corporations that caused many sectors of the economy, particularly the technology and telecommunications sectors, to exhibit less growth than was generally predicted.
--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Small Cap Growth Fund's total return during the six-month period ended March 31, 2005 was 8.87% (Class A shares, net of fees), compared to a return of 8.00% for the Russell 2000 Growth Index, which is the Fund's primary benchmark. Returns for the secondary benchmark, the Russell 2000 Index, were 7.23%. Small cap stocks continued their six-plus year outperformance of large stocks.

The Fund's performance from sector allocation was negligible across all sectors, but again benefited greatly from specific security selection, especially in the selection of health care, consumer discretionary, financial and technology names. Stocks that contributed to the Fund's outperformance of its benchmark due to strong price appreciation during the six months were Chico's FAS (women's clothing retailer), Surmodics (medical products), Philadelphia Consolidated Holdings (property/casualty insurance),
Pharmaceutical Product Development (drug research and development) and Hot
Topic (retail). The Fund's performance was modestly hurt by security selection in only one sector, basic materials. Companies not meeting performance expectations, but remaining solid long-term investments were ScanSource (point of sale products), EGL (transportation) and Verity (software). The Fund ended the period with 66 companies in the portfolio.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                          Kenneth A. Tyszko, CPA, CFA

                                    [PHOTO]
                                Forbes L. Watson


The positive outlook for economic growth, combined with the still-accommodative monetary policy of the Federal Reserve (short-term rate increases but overall historically low interest rates), suggests that corporate earnings could beat the consensus forecast in 2005. We acknowledge that corporate profit growth appears to be decelerating year-over-year; however, we would also submit that profit growth of 7%-9% is still very healthy. Therefore, with support from both macro and micro factors, we expect the market to rally back from its 1Q 2005 decline and continue to argue for equity market strength this year. Strong corporate balance sheets suggest that share buybacks and takeover activity should increase in 2005, as companies look to put excess cash flow to work. Contrasting this, higher energy costs continue to ripple through the economy, possibly causing corporate profits, particularly those in the industrial sector, to be weaker than expected. Despite this scenario, however, as interest rates continue to rise, we anticipate that equities, across all market capitalizations, should outperform bonds in 2005.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.
--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

           [PIE CHART]                   TOP FIVE INDUSTRIES
                                         Healthcare                        23.7%
Common Stocks                    97.9%   Information Technology            22.4%
Investment Companies              2.1%   Consumer Discretionary            16.7%
                                         Industrials                       14.5%
                                         Financials                        11.6%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

ANSYS, Inc.                       2.69%  Zebra Technologies Corp., Class A 2.51%
K-V Pharmaceutical Co., Class A   2.67%  DRS Technologies, Inc.            2.50%
United Natural Foods, Inc.        2.64%  Knight Transportation, Inc.       2.49%
Shuffle Master, Inc.              2.58%  Simpson Manufacturing Co., Inc.   2.43%
Newfield Exploration Co.          2.53%  Cooper Cos., Inc.                 2.43%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT SINCE INCEPTION

                                  [FLOW CHART]

                ----------------------------------------------------
                                      CLASS            RUSSELL
                                        A             2000 INDEX
                ----------------------------------------------------
                      3/31/1995        9,425            10,000
                ----------------------------------------------------
                      9/30/1995       10,718            12,018
                ----------------------------------------------------
                      3/31/1996       11,521            12,905
                ----------------------------------------------------
                      9/30/1996       12,211            13,596
                ----------------------------------------------------
                      3/31/1997       12,726            13,564
                ----------------------------------------------------
                      9/30/1997       17,512            18,108
                ----------------------------------------------------
                      3/31/1998       19,649            19,263
                ----------------------------------------------------
                      9/30/1998       15,275            14,665
                ----------------------------------------------------
                      3/31/1999       17,190            16,131
                ----------------------------------------------------
                      9/30/1999       19,310            17,461
                ----------------------------------------------------
                      3/31/2000       22,272            22,147
                ----------------------------------------------------
                      9/30/2000       22,717            21,546
                ----------------------------------------------------
                      3/31/2001       20,491            18,753
                ----------------------------------------------------
                      9/30/2001       18,938            16,976
                ----------------------------------------------------
                      3/31/2002       23,541            21,375
                ----------------------------------------------------
                      9/30/2002       18,307            15,397
                ----------------------------------------------------
                      3/31/2003       18,385            15,611
                ----------------------------------------------------
                      9/30/2003       22,860            21,017
                ----------------------------------------------------
                      3/31/2004       26,167            25,576
                ----------------------------------------------------
                      9/30/2004       26,809            24,963
                ----------------------------------------------------
                      3/31/2005       29,188            26,960
                ----------------------------------------------------

The graph reflects an initial investment of $10,000 since inception of January 1, 1995 and is based on Class A shares at net asset value. The Fund's maximum sales charge is 5.75%. The quoted performance of the Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on May 2, 1997. On that date, the assets of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which was 1.50% of average daily net assets for Class A. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

After relatively flat performance for the first three quarters of 2004, equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits. The equity market began its march upward the day after the U.S. Presidential election was decided.

Although a major element of market uncertainty -- political leadership -- was eliminated, 2005 started off on a weak note, as equity markets paused to digest the rally that occurred following the November election. February stock market action quickly erased declines posted in January, but the environment softened again in March as investors wrestled with economic cross currents posed by a relatively firm economy despite increasingly higher energy prices and rising interest rates.

The economic picture that took shape to close the semi-annual period was one of competing forces. On the positive side, the economy is still growing, albeit at a slower rate than last year and corporate balance sheets are flush with cash and favorable earnings. Offsetting these positive catalysts are rising oil prices and interest rates and the prospect of inflation creeping back into the economy.
--------------------------------------------------------------------------------

PERFORMANCE

During the six-month ended March 31, 2005, the Fund underperformed its Russell 2000 Value Index benchmark, yielding 5.79% (Class A, net of fees) versus 8.70%. The Fund's positioning with relative overweights in the economically-sensitive consumer discretionary, capital goods, and basic materials areas detracted from results. Holdings in these areas were pressured by a variety of factors including declining consumer spending, and higher energy and raw materials costs. The Fund's lack of energy holdings, due to the difficulty in finding strong value characteristics in this valuation-rich area, also detracted from the semi-annual results.

On the upside, the Fund's performance in the financial services sector, a difficult area on a market basis due to increasing interest rates, was highly favorable. The Fund's underweight position versus the benchmark and strong stock selection added value. Also adding value during the period was stock selection in the health care and technology sectors.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                             Renie K. Heebner, CFA

                                    [PHOTO]
                                 Lance F. James

As the first quarter of 2005 comes to a close and the balance of the year begins to unfold, we face the near-term prospects for the financial markets with very mixed views. As stated earlier, we believe there are several positive catalysts driven by U.S. economic improvements, yet it is important to balance these against the threats posed by the continued preoccupation with rising energy prices and interest rates and the threat of inflation. Taken collectively, these factors lead us to have modest expectations for U.S. equity market returns for the balance of 2005.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.
--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

            [PIE CHART]                  TOP FIVE INDUSTRIES
                                         Financials                       22.6%
Common Stocks                    96.0%   Industrials                      15.5%
Investment Companies              4.0%   Consumer Discretionary           14.2%
                                         Information Technology           13.3%
                                         Materials                        10.2%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

Movado Group, Inc.                3.14%  EDO Corp.                       2.12%
Keith Cos., Inc. (The)            2.62%  ABM Industries, Inc.            2.04%
Sanders Morris Harris                    Tetra Technologies, Inc.        2.01%
 Group, Inc.                      2.19%  Fargo Electronics, Inc.         1.96%
LSI Industries, Inc.              2.19%  Carmike Cinemas, Inc.           1.93%
Rush Enterprises, Inc.,
 Class A                          2.18%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

             ----------------------------------------------------------
                                                             RUSSELL
                                  CLASS       CLASS        2000 VALUE
                                    A           S             INDEX
             ----------------------------------------------------------
                  3/31/1995        9,425      10,000         10,000
             ----------------------------------------------------------
                  9/30/1995       10,368      11,014         11,782
             ----------------------------------------------------------
                  3/31/1996       11,271      11,989         12,658
             ----------------------------------------------------------
                  9/30/1996       11,824      12,592         13,371
             ----------------------------------------------------------
                  3/31/1997       13,186      14,060         14,680
             ----------------------------------------------------------
                  9/30/1997       17,165      18,326         19,074
             ----------------------------------------------------------
                  3/31/1998       17,718      18,939         21,014
             ----------------------------------------------------------
                  9/30/1998       13,926      14,905         16,634
             ----------------------------------------------------------
                  3/31/1999       12,974      13,902         16,384
             ----------------------------------------------------------
                  9/30/1999       13,701      14,699         17,603
             ----------------------------------------------------------
                  3/31/2000       15,332      16,470         18,556
             ----------------------------------------------------------
                  9/30/2000       16,022      17,232         20,307
             ----------------------------------------------------------
                  3/31/2001       16,119      17,359         22,166
             ----------------------------------------------------------
                  9/30/2001       17,701      19,087         21,446
             ----------------------------------------------------------
                  3/31/2002       23,426      25,291         27,429
             ----------------------------------------------------------
                  9/30/2002       18,208      19,681         21,132
             ----------------------------------------------------------
                  3/31/2003       18,895      20,450         21,045
             ----------------------------------------------------------
                  9/30/2003       24,565      26,619         27,823
             ----------------------------------------------------------
                  3/31/2004       30,650      33,255         34,617
             ----------------------------------------------------------
                  9/30/2004       30,190      32,814         34,962
             ----------------------------------------------------------
                  3/31/2005       31,939      34,754         38,005
             ----------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

After relatively flat performance for the first three quarters of 2004, equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits. The equity market began its march upward the day after the U.S. Presidential election was decided.

Although a major element of market uncertainty -- political leadership -- was eliminated, 2005 started off on a weak note, as equity markets paused to digest the rally that occurred following the November election. February stock market action quickly erased declines posted in January, but the environment softened again in March as investors wrestled with economic cross currents posed by a relatively firm economy despite increasingly higher energy prices and rising interest rates.

The economic picture that took shape to close the Reporting Period was one of competing forces. On the positive side, the economy is still growing, albeit at a slower rate than last year and corporate balance sheets are flush with cash and favorable earnings. Offsetting these positive catalysts are rising oil prices and interest rates and the prospect of inflation creeping back into the economy.
--------------------------------------------------------------------------------

PERFORMANCE

Semi-annual results were positive for the Enterprise Small Cap Fund, 5.21% (Class A, net of fees), but trailed the Russell 2000 Index, 12.09%. Stock selection accounted for all of the Fund's underperformance, with particular weakness in the materials and processing and technology sectors. Results from our stock selections in the financial services sector in the closing month of the period were also adverse. Additionally, the Fund's lack of energy holdings, the best performing market component during the period, detracted from overall results.

The Fund's overall sector weightings relative to the Russell 2000 Index, while only an outgrowth of bottom-up stock selection, added value during the six-month period. Underweight positions in the technology, health care and financial services sectors were additive while an overweighting in consumer discretionary names was also positive. Results for the Fund's holdings in the consumer discretionary, autos and transportation were also highly favorable during the period.
--------------------------------------------------------------------------------

OUTLOOK

                                     [PHOTO]
                                 Lance F. James

As the first quarter of 2005 ended and the balance of the year begins to unfold, we face the near-term prospects for the financial markets with very mixed views. There appear to be several positive factors driven by strengthening in the U.S. economy, yet it is important to balance these against the threats posed by the continued preoccupation with rising energy prices and interest rates and the threat of inflation. Taken collectively, these factors lead us to modest expectations for U.S. equity market returns for the balance of 2005.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.
--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

           [PIE CHART]                   TOP FIVE INDUSTRIES
                                         Consumer Discretionary         25.9%
Common Stocks                    99.4%   Industrials                    18.5%
Investment Companies              0.6%   Financials                     17.5%
                                         Materials                      15.0%
                                         Healthcare                      9.0%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

Carlisle Co.                      4.11%  Hughes Supply, Inc.             2.64%
ElkCorp                           3.41%  Mohawk Industries Co.           2.49%
Polymedica Corp.                  3.24%  Gardner Denver, Inc.            2.47%
Movado Group, Inc.                3.17%  PSS World Medical, Inc.         2.24%
ADVO, Inc.                        2.83%  Steinway Musical Instruments,
                                           Inc.                          2.13%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

            -----------------------------------------------------------
                                 CLASS       CLASS        RUSSELL
                                   A           S         2000 INDEX
            -----------------------------------------------------------
                 3/31/1995        9,425      10,000        10,000
            -----------------------------------------------------------
                 9/30/1995       10,373      11,020        12,018
            -----------------------------------------------------------
                 3/31/1996       12,227      13,006        12,905
            -----------------------------------------------------------
                 9/30/1996       12,793      13,625        13,596
            -----------------------------------------------------------
                 3/31/1997       13,892      14,812        13,564
            -----------------------------------------------------------
                 9/30/1997       18,325      19,565        18,108
            -----------------------------------------------------------
                 3/31/1998       19,985      21,363        19,263
            -----------------------------------------------------------
                 9/30/1998       15,327      16,404        14,665
            -----------------------------------------------------------
                 3/31/1999       16,031      17,179        16,131
            -----------------------------------------------------------
                 9/30/1999       17,486      18,762        17,461
            -----------------------------------------------------------
                 3/31/2000       19,103      20,522        22,147
            -----------------------------------------------------------
                 9/30/2000       20,770      22,341        21,546
            -----------------------------------------------------------
                 3/31/2001       20,570      22,153        18,753
            -----------------------------------------------------------
                 9/30/2001       19,596      21,130        16,976
            -----------------------------------------------------------
                 3/31/2002       24,112      26,032        21,375
            -----------------------------------------------------------
                 9/30/2002       18,989      20,527        15,397
            -----------------------------------------------------------
                 3/31/2003       18,700      20,240        15,611
            -----------------------------------------------------------
                 9/30/2003       24,545      26,598        21,017
            -----------------------------------------------------------
                 3/31/2004       29,961      32,508        25,576
            -----------------------------------------------------------
                 9/30/2004       30,339      32,952        24,963
            -----------------------------------------------------------
                 3/31/2005       31,920      34,709        26,960
            -----------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

After relatively flat performance for the first three quarters of 2004, equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits. The equity market began its march upward the day after the U.S. Presidential election was decided.

Although a major element of market uncertainty -- political leadership -- was eliminated, 2005 started off on a weak note, as equity markets paused to digest the rally that occurred following the November election. February stock market action quickly erased declines posted in January, but the environment softened again in March as investors wrestled with economic cross currents posed by a relatively firm economy despite increasingly higher energy prices and rising interest rates.

The economic picture that took shape to close the Reporting Period was one of competing forces. On the positive side, the economy is still growing, albeit at a slower rate than last year and corporate balance sheets are flush with cash and favorable earnings. Offsetting these positive catalysts are rising oil prices and interest rates and the prospect of inflation creeping back into the economy.
--------------------------------------------------------------------------------

PERFORMANCE

Semi-annual performance for the Value Fund was strong on both an absolute and relative basis, 10.42% (Class A, net of fees) versus 10.48% for the Russell 1000 Value Index. The majority of the Fund's good performance relative to the Russell 1000 Value was generated through stock selection. However, sector positioning, a mere outgrowth of bottom-up stock selection, also added value to period results. Stock selection was strongest for the Fund in the technology, producer durables, financial services and utilities sectors, where holdings meaningfully outperformed corresponding benchmark positions. Absolute results were also strong for the Fund's oil-related holdings and basic materials companies.

The most challenging area of performance for the Fund was the health care sector, where performance was weak for one of the Fund's larger holdings, a pharmaceutical company. Results also trailed the benchmark in the consumer discretionary and consumer staples sectors, even though the Fund's relative overweight positions versus the index in each area were additive.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                             Anthony M. Maramarco,
                                    PhD, CFA

                                    [PHOTO]
                             Michael P. Stack, CFA

As the first quarter of 2005 comes to a close and the balance of the year begins to unfold, we face the near-term prospects for the financial markets with very mixed views. As stated earlier, there are several positive catalysts driven by economic firming, yet it is important to balance these against the threats posed by the continued preoccupation with rising energy prices and interest rates and the threat of inflation. Taken collectively, these factors lead us to modest expectations for U.S. equity market returns for the balance of 2005.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital and income.
--------------------------------------------------------------------------------

BENCHMARK

Russell 1000 Value Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

            [PIE CHART]                  TOP FIVE INDUSTRIES
                                         Financials                     27.3%
Common Stocks                    99.5%   Consumer Discretionary         16.6%
Investment Companies              0.5%   Industrials                    11.3%
                                         Energy                          9.7%
                                         Materials                       7.2%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

Exxon Mobil Corp.                 3.70%  PPG Industries, Inc.            2.83%
Citigroup, Inc.                   3.53%  American International Group,
Diageo PLC ADR                    2.97%    Inc.                          2.83%
Weyerhaeuser Co.                  2.88%  Limited Brands, Inc.            2.67%
Morgan Stanley                    2.85%  Pfizer, Inc.                    2.66%
                                         Gannett Co., Inc.               2.66%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

           -----------------------------------------------------------
                                CLASS       CLASS      RUSSELL 1000
                                  A           S        VALUE INDEX
           -----------------------------------------------------------
                3/31/1995        9,425      10,000        10,000
           -----------------------------------------------------------
                9/30/1995       10,967      11,650        11,847
           -----------------------------------------------------------
                3/31/1996       12,129      12,901        13,349
           -----------------------------------------------------------
                9/30/1996       12,819      13,652        13,973
           -----------------------------------------------------------
                3/31/1997       14,093      15,028        15,761
           -----------------------------------------------------------
                9/30/1997       17,650      18,844        19,886
           -----------------------------------------------------------
                3/31/1998       19,815      21,182        23,196
           -----------------------------------------------------------
                9/30/1998       16,204      17,344        20,601
           -----------------------------------------------------------
                3/31/1999       18,414      19,733        24,365
           -----------------------------------------------------------
                9/30/1999       18,347      19,686        24,457
           -----------------------------------------------------------
                3/31/2000       17,554      18,858        25,909
           -----------------------------------------------------------
                9/30/2000       18,666      20,078        26,637
           -----------------------------------------------------------
                3/31/2001       19,685      21,201        25,979
           -----------------------------------------------------------
                9/30/2001       18,473      19,920        24,264
           -----------------------------------------------------------
                3/31/2002       21,386      23,090        27,118
           -----------------------------------------------------------
                9/30/2002       16,746      18,103        20,151
           -----------------------------------------------------------
                3/31/2003       15,645      16,933        20,938
           -----------------------------------------------------------
                9/30/2003       18,498      20,046        25,062
           -----------------------------------------------------------
                3/31/2004       21,183      22,985        29,485
           -----------------------------------------------------------
                9/30/2004       21,825      23,706        30,203
           -----------------------------------------------------------
                3/31/2005       24,099      26,205        33,367
           -----------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

After relatively flat performance for the first three quarters of 2004, equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits. The equity market began its march upward the day after the U.S. Presidential election was decided.

Although a major element of market uncertainty -- political leadership -- was eliminated, 2005 started off on a weak note, as equity markets paused to digest the rally that occurred following the November election. February stock market action quickly erased declines posted in January, but the environment softened again in March as investors wrestled with economic cross currents posed by a relatively firm economy despite increasingly higher energy prices and rising interest rates.

The economic picture that took shape to close the semi-annual period was one of competing forces. On the positive side, the economy is still growing, albeit at a slower rate than last year and corporate balance sheets are flush with cash and favorable earnings. Offsetting these positive catalysts are rising oil prices and interest rates and the prospect of inflation creeping back into the economy.
--------------------------------------------------------------------------------

PERFORMANCE

The Micro Cap Value Fund enjoyed strong results during the semi-annual period, 10.78% (class A, net of fees), as both stock selection and portfolio positioning relative to the Russell 2000 Value Index, 8.70% for the same period, added considerable value to results. The Fund was once again helped by a market environment that was generally supportive of its prescribed methodology of overweighting and underweighting specific economic sectors. A relative underweight in the financial services sector and a relative overweight in the consumer discretionary sector were particularly favorable. Semi-annual results for Fund holdings in the health care, financial services, consumer discretionary, consumer staples, and autos and transportation areas were also strong.

The most challenging area for the Fund during the six-month period was the technology sector, which was also the weakest area on a market basis. Additionally, while holdings in the other energy, materials and processing and producer durables sectors generated strong absolute results, they underperformed corresponding positions in the Russell 2000 Value universe.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                             Anthony M. Maramarco,
                                    PhD, CFA

                                    [PHOTO]
                             Michael P. Stack, CFA

As the first quarter of 2005 comes to a close and the balance of the year begins to unfold, we face the near-term prospects for the financial markets with very mixed views. As stated earlier, there are several positive catalysts driven by economic firming, yet it is important to balance these against the threats posed by the continued preoccupation with rising energy prices and interest rates and the threat of inflation. Taken collectively, these factors lead us to modest expectations for U.S. equity market returns for the balance of 2005.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.
--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

             [PIE CHART]                 TOP FIVE INDUSTRIES
                                         Consumer Discretionary         27.7%
Common Stocks                    99.2%   Financials                     18.3%
U.S. Government Agency                   Industrials                    13.4%
  Obligations                     0.5%   Materials                      10.3%
Investment Companies              0.3%   Information Technology          7.4%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

Finish Line, Inc. (The), Class A  1.31%  Isle of Capri Casinos, Inc.     0.98%
Stein Mart, Inc.                  1.17%  Sanderson Farms, Inc.           0.97%
AMERCO                            1.11%  Knightsbridge Tankers Ltd.      0.92%
Aviall, Inc.                      1.06%  Old Dominion Freight Line, Inc. 0.91%
Credit Acceptance Corp.           1.04%  Tsakos Energy Navigation Ltd.   0.91%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

             -------------------------------------------------------
                                                           RUSSELL
                                  CLASS      CLASS       2000 VALUE
                                    A          S           INDEX
             -------------------------------------------------------
                  3/31/1995        9,425     10,000       10,000
             -------------------------------------------------------
                  9/30/1995       10,857     11,534       11,782
             -------------------------------------------------------
                  3/31/1996       11,646     12,388       12,658
             -------------------------------------------------------
                  9/30/1996       12,012     12,793       13,371
             -------------------------------------------------------
                  3/31/1997       13,045     13,909       14,680
             -------------------------------------------------------
                  9/30/1997       17,175     18,337       19,074
             -------------------------------------------------------
                  3/31/1998       18,127     19,377       21,014
             -------------------------------------------------------
                  9/30/1998       15,495     16,584       16,634
             -------------------------------------------------------
                  3/31/1999       15,069     16,147       16,384
             -------------------------------------------------------
                  9/30/1999       16,718     17,937       17,603
             -------------------------------------------------------
                  3/31/2000       19,215     20,642       18,556
             -------------------------------------------------------
                  9/30/2000       20,505     22,054       20,307
             -------------------------------------------------------
                  3/31/2001       20,288     21,848       22,166
             -------------------------------------------------------
                  9/30/2001       20,876     22,510       21,446
             -------------------------------------------------------
                  3/31/2002       25,694     27,738       27,429
             -------------------------------------------------------
                  9/30/2002       20,317     21,962       21,132
             -------------------------------------------------------
                  3/31/2003       19,557     21,166       21,045
             -------------------------------------------------------
                  9/30/2003       27,186     29,459       27,823
             -------------------------------------------------------
                  3/31/2004       34,463     37,391       34,617
             -------------------------------------------------------
                  9/30/2004       34,115     37,077       34,962
             -------------------------------------------------------
                  3/31/2005       37,793     41,135       38,005
             -------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap International Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The six-month period ended March 31, 2005 was a difficult one for the Fund. Our stocks did not perform as well as we expected, although the underlying businesses generally remain solid. However, most of the weak relative performance happened in the fourth calendar quarter of 2004. 2005 is unfolding pleasingly for us and for the Fund. We began 2005 with pent-up potential in our holdings, and we've seen some evidence of this potential being released as four positive themes emerged.
--------------------------------------------------------------------------------

PERFORMANCE

The first was increasing buyout activity. One of our holdings, HIT Entertainment, received a bid from a private equity firm. We also saw operating leverage in the reported financial results of a few holdings in the first quarter, confirmation of another of the portfolio dynamics we expected. For example, Pinguely-Haulotte, a French manufacturer of industrial equipment, reported strong revenue growth with clear improvement in margins. Interpump, a core holding, drove home another important dynamic of the portfolio; that is, good businesses with good management find ways to grow and create value. Interpump made an important acquisition and sold another division, moves that added to the share price and to our target value for this particular stock. Finally we have seen a general soundness in the results coming out of our holdings. An exception is Ion Ltd. It is going through a liquidation process after an expansion project ran into production problems. It is doubtful equity holders will be left with any value and has been valued at zero at this time. Another disappointment -- Zapf Creation -- has been sold. The company failed in its efforts to build US market share and therefore no longer met our criteria for a portfolio holding. For the semi-annual period ended March 31, 2005, the Tamarack Small Cap International Fund returned 9.14% (Class A, net of fees) versus 22.63% for its primary benchmark the MSCI EAFE Small Cap Index. Our performance was also held back by weakness in a few sectors and also by markets not fully valuing quality companies.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                                Adam Schor, CFA

                                    [PHOTO]
                                Kevin Beck, CFA

                                    [PHOTO]
                              John C. Fenley, CFA

We have added several new names to the portfolio in the UK, Australia and Japan and ended the period with 40 names in the portfolio. Overall, we remain positive about the portfolio and are pleased to see it holding its value over the last few months despite choppy markets.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap International Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.
--------------------------------------------------------------------------------

BENCHMARK

MSCI EAFE Small-Cap Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

              [PIE CHART]                TOP FIVE INDUSTRIES
                                         Industrials                    27.9%
Common Stocks                    92.0%   Information Technology         21.3%
Investment Companies              8.0%   Consumer Discretionary         21.3%
                                         Healthcare                      7.2%
                                         Materials                       3.8%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

SBS Broadcasting SA               4.38%  Eniro AB                        3.25%
Pinguely-Haulotte                 3.83%  Interpump Group SpA             3.15%
T&F Informa PLC                   3.68%  Trader Classified Media NV,
Prosafe ASA                       3.47%    Class A                       3.09%
Elekta AB, Class B                3.28%  Independent News & Media PLC    3.06%
                                         ComfortDelgro Corp Ltd.         2.94%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT SINCE INCEPTION

                                  [FLOW CHART]

              -----------------------------------------------------
                                                      MSCI EAFE
                                CLASS      CLASS      SMALL-CAP
                                  A          S          INDEX
              -----------------------------------------------------
                 12/19/2000      9,425     10,000      10,000
              -----------------------------------------------------
                  3/31/2001      7,987      8,480       9,275
              -----------------------------------------------------
                  9/30/2001      6,575      6,990       8,078
              -----------------------------------------------------
                  3/31/2002      7,359      7,833       9,045
              -----------------------------------------------------
                  9/30/2002      5,454      5,812       7,794
              -----------------------------------------------------
                  3/31/2003      5,794      6,182       7,472
              -----------------------------------------------------
                  9/30/2003      8,685      9,279      10,746
              -----------------------------------------------------
                  3/31/2004     10,250     10,965      13,669
              -----------------------------------------------------
                  9/30/2004      9,724     10,414      13,366
              -----------------------------------------------------
                  3/31/2005     10,612     11,386      16,258
              -----------------------------------------------------

The graph reflects an initial investment of $10,000 since inception of December 19, 2000 and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distri butions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

                                            TAMARACK          TAMARACK          TAMARACK          TAMARACK
                                            LARGE CAP          MID CAP          SMALL CAP         ENTERPRISE
                                           GROWTH FUND       GROWTH FUND       GROWTH FUND           FUND
                                         ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments, at market value (cost
  $185,891,536; $114,435,396;
  $11,267,596 and $305,767,039,
  respectively)                           $ 197,840,094     $ 123,717,107     $ 14,264,122      $ 389,607,696
Interest and dividends receivable               161,861            28,284            4,103            260,967
Cash                                                  -                 -            7,873            527,395
Foreign currency, at value (cost $0;
  $0; $0 and $0, respectively)                        -                 -                -                  -
Receivable for capital shares issued             10,395           172,678            5,047            186,260
Receivable for investments sold                       -         1,027,426                -          2,723,762
Receivable for forward foreign
  currency contracts                                  -                 -                -                  -
Receivable from advisor                               -                 -            1,270                  -
Reclaims receivable                                   -                 -                -                  -
Prepaid expenses                                 40,211            38,187           35,507             96,318
                                          -------------     -------------     ------------      -------------
    Total Assets                            198,052,561       124,983,682       14,317,922        393,402,398
                                          -------------     -------------     ------------      -------------

LIABILITIES:
Payable for capital shares redeemed              29,624            50,663           25,210            212,126
Payable for investments purchased                     -                 -          142,573          1,216,892
Payable upon return of securities on
  loan                                       26,179,365        16,477,257                -         29,776,163
Accrued expenses and other
  payables:
  Investment advisory fees                       46,768            50,707                -            205,478
  Administration fees                            14,744             9,454            1,243             31,351
  Distribution fees                               8,523            88,840            9,386              6,108
  Other                                          50,882            55,986           23,252            125,484
                                          -------------     -------------     ------------      -------------
    Total Liabilities                        26,329,906        16,732,907          201,664         31,573,602
                                          -------------     -------------     ------------      -------------
    Net Assets                            $ 171,722,655     $ 108,250,775     $ 14,116,258      $ 361,828,796
                                          =============     =============     ============      =============
NET ASSETS CONSIST OF:
Capital                                   $ 206,947,913     $  99,089,380     $  9,743,187      $ 261,041,974
Undistributed net investment
  income (loss)                                 248,045          (431,805)         (99,384)           (55,970)
Accumulated net realized gains
  (losses) from investment and
  foreign currency transactions             (47,421,861)          311,489        1,475,929         17,002,135
Net unrealized appreciation on
  investments and translation of
  assets and liabilities in foreign
  currency                                   11,948,558         9,281,711        2,996,526         83,840,657
                                          -------------     -------------     ------------      -------------
    Net Assets                            $ 171,722,655     $ 108,250,775     $ 14,116,258      $ 361,828,796
                                          =============     =============     ============      =============
NET ASSETS:
Class A                                   $   8,906,041     $  72,881,287     $  8,220,633      $   9,416,521
Class I                                      11,620,055        34,730,230        5,565,217         26,729,352
Class C                                           3,244           305,562          214,168            422,671
Class R                                          71,261            81,632           55,597             54,585
Class S                                     151,122,054           252,064           60,643        325,205,667
                                          -------------     -------------     ------------      -------------
    Total                                 $ 171,722,655     $ 108,250,775     $ 14,116,258      $ 361,828,796
                                          =============     =============     ============      =============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                   TAMARACK        TAMARACK        TAMARACK         TAMARACK
                                   LARGE CAP        MID CAP        SMALL CAP       ENTERPRISE
                                  GROWTH FUND     GROWTH FUND     GROWTH FUND         FUND
                                 -------------   -------------   -------------    ------------
SHARES OUTSTANDING:
Class A                               868,812      6,618,947         640,453          387,961
Class I                             1,123,618      3,076,006         424,639        1,098,098
Class C                                   319         27,956          16,821           17,540
Class R                                 6,971          7,435           4,349            2,255
Class S                            14,611,941         22,320           4,630       13,362,399
                                   ----------      ---------       ---------       ----------
  Total                            16,611,661      9,752,664       1,090,892       14,868,253
                                   ==========      =========       =========       ==========
NET ASSET VALUES:
Class A (a)                        $    10.25      $   11.01       $   12.84       $    24.27
                                   ==========      =========       =========       ==========
Class I                            $    10.34      $   11.29       $   13.11       $    24.34
                                   ==========      =========       =========       ==========
Class C (b)                        $    10.18      $   10.93       $   12.73       $    24.10
                                   ==========      =========       =========       ==========
Class R                            $    10.22      $   10.98       $   12.78       $    24.21
                                   ==========      =========       =========       ==========
Class S                            $    10.34      $   11.29       $   13.10       $    24.34
                                   ==========      =========       =========       ==========
MAXIMUM OFFERING PRICE PER SHARE:
Class A                            $    10.88      $   11.68       $   13.62       $    25.75
                                   ==========      =========       =========       ==========
Maximum Sales Charge - Class A          5.75%          5.75%           5.75%            5.75%
                                   ==========      =========       =========       ==========

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

                                                                                                   TAMARACK
                                            TAMARACK                             TAMARACK          SMALL CAP
                                           ENTERPRISE          TAMARACK          MICROCAP        INTERNATIONAL
                                         SMALL CAP FUND       VALUE FUND        VALUE FUND           FUND
                                        ----------------   ---------------    --------------    --------------
ASSETS:
Investments, at market value (cost
  $61,543,391; $315,628,128;
  $171,538,304 and $4,711,055,
  respectively)                           $  85,145,127     $ 442,329,474      $ 230,526,245       $ 5,916,168
Interest and dividends receivable                43,400           733,454            104,850             4,378
Cash                                              1,288                 -            283,708                 -
Foreign currency, at value (cost $0;
  $0; $0 and $875, respectively)                      -                 -                  -               869
Receivable for capital shares issued             33,335            72,798            199,070                 -
Receivable for investments sold                 787,488         3,939,349          7,150,929                 -
Receivable for forward foreign
  currency contracts                                  -                 -                  -               381
Receivable from advisor                               -                 -                  -             6,427
Reclaims receivable                                   -                 -                  -             4,631
Prepaid expenses                                 33,517            59,565             32,415            43,444
                                          -------------     -------------      -------------       -----------
    Total Assets                             86,044,155       447,134,640        238,297,217         5,976,298
                                          -------------     -------------      -------------       -----------
LIABILITIES:
Payable for capital shares redeemed              85,112           103,658             84,747                 -
Payable for investments purchased               531,557         2,003,129          4,608,031           150,817
Payable upon return of securities on
  loan                                       10,445,838        52,429,823                  -                 -
Accrued expenses and other
  payables:
  Investment advisory fees                       50,944           195,162            145,362                 -
  Administration fees                             6,580            33,901             20,310               503
  Distribution fees                               3,554               983              5,225               810
  Other                                          25,236           109,398             42,405            15,451
                                          -------------     -------------      -------------       -----------
    Total Liabilities                        11,148,821        54,876,054          4,906,080           167,581
                                          -------------     -------------      -------------       -----------
    Net Assets                            $  74,895,334     $ 392,258,586      $ 233,391,137       $ 5,808,717
                                          =============     =============      =============       ===========
NET ASSETS CONSIST OF:
Capital                                   $  46,739,726     $ 230,386,464       $171,923,428       $ 5,097,736
Undistributed net investment
  income (loss)                                (227,965)        2,303,585         (1,323,910)          (14,878)
Accumulated net realized gains
  (losses) from investment and
  foreign currency transactions               4,781,837        32,867,191          3,803,678          (479,577)
Net unrealized appreciation on
  investments and translation of
  assets and liabilities in foreign
  currency                                   23,601,736       126,701,346         58,987,941         1,205,436
                                          -------------     -------------      -------------       -----------
    Net Assets                            $  74,895,334     $ 392,258,586      $ 233,391,137       $ 5,808,717
                                          =============     =============      =============       ===========
NET ASSETS:
Class A                                   $   2,516,892     $   1,713,710       $  5,694,802       $   508,237
Class I                                               -                 -                  -                 -
Class C                                         177,836            23,104            349,788             3,360
Class R                                          16,998             3,674            119,244             3,376
Class S                                      72,183,608       390,518,098        227,227,303         5,293,744
                                          -------------     -------------      -------------       -----------
    Total                                 $  74,895,334     $ 392,258,586      $ 233,391,137       $ 5,808,717
                                          =============     =============      =============       ===========

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)
--------------------------------------------------------------------------------

                                                                                        TAMARACK
                                    TAMARACK                           TAMARACK         SMALL CAP
                                   ENTERPRISE          TAMARACK        MICROCAP       INTERNATIONAL
                                 SMALL CAP FUND       VALUE FUND      VALUE FUND          FUND
                                ----------------     ------------   --------------   --------------
SHARES OUTSTANDING:
Class A                               78,867             37,775         285,685          47,522
Class I                                    -                  -               -               -
Class C                                5,618                512          17,637             316
Class R                                  534                 81           5,987             316
Class S                            2,257,392          8,597,598      11,374,538         494,371
                                   ---------          ---------      ----------         -------
  Total                            2,342,411          8,635,966      11,683,847         542,525
                                   =========          =========      ==========         =======
NET ASSET VALUES:
Class A (a)                        $   31.91          $   45.37      $    19.93         $ 10.69
                                   =========          =========      ==========         =======
Class I                            $       -          $       -      $        -         $     -
                                   =========          =========      ==========         =======
Class C (b)                        $   31.66          $   45.10      $    19.83         $ 10.64
                                   =========          =========      ==========         =======
Class R                            $   31.81          $   45.35      $    19.92         $ 10.69
                                   =========          =========      ==========         =======
Class S                            $   31.98          $   45.42      $    19.98         $ 10.71
                                   =========          =========      ==========         =======
MAXIMUM OFFERING PRICE PER SHARE:
Class A                            $   33.86          $   48.14      $    21.15         $ 11.34
                                   =========          =========      ==========         =======
Maximum Sales Charge - Class A         5.75%              5.75%           5.75%           5.75%
                                   =========          =========      ==========         =======

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

FOR THE
SIX MONTHS ENDED
MARCH 31, 2005
(UNAUDITED)

                                             TAMARACK          TAMARACK         TAMARACK         TAMARACK
                                             LARGE CAP          MID CAP         SMALL CAP        ENTERPRISE
                                            GROWTH FUND       GROWTH FUND      GROWTH FUND          FUND
                                          ---------------   ---------------   -------------   ---------------
INVESTMENT INCOME:
  Interest income                           $         -       $          -      $         -     $     44,512
  Dividend income                             1,401,280            248,108           24,664        1,578,924
  Foreign tax withholding                             -                  -                -                -
  Securities lending income (See
   Note 2)                                        5,847              6,994                -           30,435
                                             ----------       ------------      -----------     ------------
   Total Investment Income                    1,407,127            255,102           24,664        1,653,871
                                             ----------       ------------      -----------     ------------
EXPENSES:
  Investment advisory fees                      649,201            401,105           54,953        1,789,823
  Administration fees                            92,742             57,300            7,850          190,568
  Distribution fees - Class A                    25,480            180,746           21,052           15,238
  Distribution fees - Class C                        16                672            1,117            1,091
  Distribution fees - Class R                       174                197              115               79
  Accounting fees                                65,838             41,268            7,197          134,766
  Custodian fees                                  4,176              1,237            2,421            5,282
  Insurance fees                                 14,616              8,762            1,310           14,902
  Legal and Audit fees                           18,338             16,078            9,878           51,310
  Registration and filing fees                   36,335             34,310           30,629           36,290
  Shareholder reports                            32,206              6,464            3,516           41,167
  Transfer agent fees                           166,698            116,218           31,520          232,262
  Trustees' fees                                  9,984              9,984            9,984            9,984
  Other fees                                      5,878              5,582            4,125            8,023
                                            -----------       ------------      -----------     ------------

  Total expenses before voluntary
   fee reductions                             1,121,682            879,923          185,667        2,530,785
  Expenses voluntarily reduced by:
   Advisor                                     (307,697)          (102,643)         (51,093)        (456,219)
   Distributor                                  (12,740)           (90,373)         (10,526)          (7,619)
                                            -----------       ------------      -----------     ------------
   Net Expenses                                 801,245            686,907          124,048        2,066,947
                                             ----------       ------------      -----------     ------------

NET INVESTMENT INCOME (LOSS)                    605,882           (431,805)         (99,384)        (413,076)
                                             ----------       ------------      -----------     ------------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
  investment transactions                     8,698,364          3,561,957        2,241,581       17,679,195
Net change in unrealized
  appreciation (depreciation) on
  investments                                (1,202,420)         6,953,870         (665,006)       5,015,093
Net change in translation of assets
  and liabilities in foreign currencies               -                  -                -                -
                                            -----------       ------------      -----------     ------------
Net realized/unrealized gains from
  investments                                 7,495,944         10,515,827        1,576,575       22,694,288
                                            -----------       ------------      -----------     ------------
Change in net assets resulting from
  operations                                $ 8,101,826       $ 10,084,022      $ 1,477,191     $ 22,281,212
                                            ===========       ============      ===========     ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)
--------------------------------------------------------------------------------

FOR THE
SIX MONTHS ENDED
MARCH 31, 2005
(UNAUDITED)

                                                                                                      TAMARACK
                                                TAMARACK                           TAMARACK           SMALL CAP
                                               ENTERPRISE        TAMARACK          MICROCAP         INTERNATIONAL
                                             SMALL CAP FUND     VALUE FUND        VALUE FUND            FUND
                                            ----------------   ------------    ---------------      -------------
INVESTMENT INCOME:
  Interest income                            $          29     $     1,622        $    22,784         $     35
  Dividend income                                  285,776       5,503,030          1,449,379           45,505
  Foreign tax withholding                                -               -                  -           (2,870)
  Securities lending income (See
   Note 2)                                           3,933           9,876                  -                -
                                               -----------     -----------       ------------         --------
   Total Investment Income                         289,738       5,514,528          1,472,163           42,670
                                               -----------     -----------       ------------         --------
EXPENSES:
  Investment advisory fees                         430,111       1,681,278          1,054,465           39,867
  Administration fees                               39,491         197,795            117,161            2,750
  Distribution fees - Class A                        6,604           2,689             10,008            1,098
  Distribution fees - Class C                          988              92              1,315               16
  Distribution fees - Class R                           30               9                267                8
  Accounting fees                                   29,566         138,953             89,645           14,262
  Custodian fees                                     2,634           3,211              8,717            3,454
  Insurance fees                                     3,116          15,442              9,162              210
  Legal and Audit fees                              12,766          31,151             18,433            4,269
  Registration and filing fees                      24,466          27,068             28,638           28,643
  Shareholder reports                               11,573          52,582             11,391              346
  Transfer agent fees                               50,625         235,919             59,711           13,501
  Trustees' fees                                     9,984           9,984              9,984            9,984
  Other fees                                         4,625           7,671              6,444            5,603
                                               -----------     -----------       ------------         --------

  Total expenses before voluntary
   fee reductions                                  626,579       2,403,844          1,425,341          124,011
  Expenses voluntarily reduced by:
   Advisor                                        (105,574)       (502,203)          (206,976)         (78,897)
   Distributor                                      (3,302)         (1,344)            (5,004)            (549)
                                               -----------     -----------       ------------         --------
   Net Expenses                                    517,703       1,900,297          1,213,361           44,565
                                               -----------     -----------       ------------         --------

NET INVESTMENT INCOME (LOSS)                      (227,965)      3,614,231            258,802           (1,895)
                                               -----------     -----------       ------------         --------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
  investment transactions                        4,810,068       43,769,180         7,737,710          236,828
Net change in unrealized
  appreciation (depreciation) on
  investments                                     (420,323)     (7,851,214)        16,063,214          255,136
Net change in translation of assets
  and liabilities in foreign currencies                  -               -                  -              323
                                               -----------     -----------       ------------         --------
Net realized/unrealized gains from
  investments                                    4,389,745      35,917,966         23,800,924          492,287
                                               -----------     -----------       ------------         --------
Change in net assets resulting from
  operations                                   $ 4,161,780     $39,532,197       $ 24,059,726         $490,392
                                               ===========     ===========       ============         ========

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK LARGE CAP GROWTH FUND

                                                              FOR THE            FOR THE
                                                             SIX MONTHS        PERIOD ENDED         FOR THE
                                                                ENDED          SEPTEMBER 30,       YEAR ENDED
                                                           MARCH 31, 2005        2004 (a)        APRIL 30, 2004
                                                          ----------------   ----------------   ---------------
                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                            $     605,882      $     (26,817)     $    (317,701)
  Net realized gains (losses) from investment
   transactions                                               8,698,364          4,112,653         39,611,296
  Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and
   liabilities in foreign currencies                         (1,202,420)        (7,338,820)       (35,261,897)
                                                          -------------      -------------      -------------
Change in net assets from operations                          8,101,826         (3,252,984)         4,031,698
                                                          -------------      -------------      -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                    (28,865)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                        (42)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                   (328,930)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
                                                          -------------      -------------      -------------
Change in net assets from shareholder distributions            (357,837)                 -                  -
                                                          -------------      -------------      -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 6,194,664          3,053,402         15,996,157
  Proceeds from shares exchanged from Class B                         -                  -          1,987,261
  Proceeds from shares issued in connection with
   merger                                                             -                  -        196,009,945
  Dividends reinvested                                          313,496                  -                  -
  Cost of shares redeemed                                   (41,523,420)       (30,868,517)       (31,125,993)
  Cost of shares exchanged to Class A                                 -                  -         (1,987,261)
                                                          -------------      -------------      -------------
Change in net assets from capital transactions              (35,015,260)       (27,815,115)       180,880,109
                                                          -------------      -------------      -------------
Net increase (decrease) in net assets                       (27,271,271)       (31,068,099)       184,911,807
NET ASSETS:
  Beginning of year                                         198,993,926        230,062,025         45,150,218
                                                          -------------      -------------      -------------
  End of year                                             $ 171,722,655      $ 198,993,926      $ 230,062,025
                                                          =============      =============      =============
  Undistributed net investment income                     $     248,045      $           -      $           -
                                                          =============      =============      =============
SHARE TRANSACTIONS:
  Issued                                                        584,785            305,227          1,673,420
  Issued in connection with exchange from Class B                     -                  -            202,575
  Issued in connection with merger                                    -                  -         18,955,270
  Reinvested                                                     29,247                  -                  -
  Redeemed                                                   (3,964,547)        (3,106,072)        (3,262,576)
  Cost of shares exchanged to Class A                                 -                  -           (211,862)
                                                          -------------      -------------      -------------
Change in shares from capital transactions                   (3,350,515)        (2,800,845)        17,356,827
                                                          =============      =============      =============

(a)  For the period from May 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK MID CAP
GROWTH FUND

                                                              FOR THE            FOR THE
                                                             SIX MONTHS        PERIOD ENDED         FOR THE
                                                                ENDED          SEPTEMBER 30,       YEAR ENDED
                                                           MARCH 31, 2005        2004 (a)        APRIL 30, 2004
                                                          ----------------   ----------------   ---------------
                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                            $    (431,805)     $    (414,620)     $  (1,031,601)
  Net realized gains (losses) from investment
   transactions                                               3,561,957         (3,250,469)        27,704,759
  Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and
   liabilities in foreign currencies                          6,953,870         (2,881,868)        14,143,726
                                                          -------------      -------------      -------------
Change in net assets from operations                         10,084,022         (6,546,957)        40,816,884
                                                          -------------      -------------      -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                        (9,226,758)                 -                  -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                        (5,318,196)                 -                  -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                            (1,745)                 -                  -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                           (10,043)                 -                  -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                           (32,824)                 -                  -
                                                          -------------      -------------      -------------
Change in net assets from shareholder distributions         (14,589,566)                 -                  -
                                                          -------------      -------------      -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                16,471,440          7,951,481         45,286,486
  Proceeds from shares exchanged from Class B                         -                  -          6,045,653
  Proceeds from shares issued in connection with
   merger                                                             -                  -                  -
  Dividends reinvested                                       13,891,641                  -                  -
  Cost of shares redeemed                                   (35,673,871)       (23,536,702)       (96,598,044)
  Cost of shares exchanged to Class A                                 -                  -         (6,045,653)
                                                          -------------      -------------      -------------
Change in net assets from capital transactions               (5,310,790)       (15,585,221)       (51,311,558)
                                                          -------------      -------------      -------------
Net increase (decrease) in net assets                        (9,816,334)       (22,132,178)       (10,494,674)
NET ASSETS:
  Beginning of year                                         118,067,109        140,199,287        150,693,961
                                                          -------------      -------------      -------------
  End of year                                             $ 108,250,775      $ 118,067,109      $ 140,199,287
                                                          =============      =============      =============
  Undistributed net investment income                     $    (431,805)     $           -      $           -
                                                          =============      =============      =============
SHARE TRANSACTIONS:
  Issued                                                      1,398,654            664,395          4,024,702
  Issued in connection with exchange from Class B                     -                  -            506,336
  Issued in connection with merger                                    -                  -                  -
  Reinvested                                                  1,240,364                  -                  -
  Redeemed                                                   (3,008,157)        (1,961,518)        (8,386,869)
  Cost of shares exchanged to Class A                                 -                  -           (551,611)
                                                          -------------      -------------      -------------
Change in shares from capital transactions                     (369,139)        (1,297,123)        (4,407,442)
                                                          =============      =============      =============

(a)  For the period from May 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK SMALL CAP
GROWTH FUND

                                                            FOR THE            FOR THE
                                                           SIX MONTHS        PERIOD ENDED         FOR THE
                                                             ENDED          SEPTEMBER 30,        YEAR ENDED
                                                         MARCH 31, 2005        2004 (a)        APRIL 30, 2004
                                                        ----------------   ---------------     --------------
                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                            $     (99,384)     $     (96,856)     $    (306,750)
  Net realized gains (losses) from investment
   transactions                                               2,241,581          1,605,192          3,625,637
  Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and
   liabilities in foreign currencies                           (665,006)          (718,396)         2,579,437
                                                          -------------      -------------      -------------
Change in net assets from operations                          1,477,191            789,940          5,898,324
                                                          -------------      -------------      -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                        (1,256,803)                 -                  -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                          (925,783)                 -                  -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                           (32,395)                 -                  -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                            (3,485)                 -                  -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                            (8,473)                 -                  -
                                                          -------------      -------------      -------------
Change in net assets from shareholder distributions          (2,226,939)                 -                  -
                                                          -------------      -------------      -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 1,113,470          1,651,380         10,720,002
  Proceeds from shares exchanged from Class B                         -                  -          2,202,168
  Proceeds from shares issued in connection with
   merger                                                             -                  -                  -
  Dividends reinvested                                        2,009,230                  -                  -
  Cost of shares redeemed                                    (6,604,647)        (5,686,783)       (18,175,934)
  Cost of shares exchanged to Class A                                 -                  -         (2,202,168)
                                                          -------------      -------------      -------------
Change in net assets from capital transactions               (3,481,947)        (4,035,403)        (7,455,932)
                                                          -------------      -------------      -------------
Net increase (decrease) in net assets                        (4,231,695)        (3,245,463)        (1,557,608)
NET ASSETS:
  Beginning of year                                          18,347,953         21,593,416         23,151,024
                                                          -------------      -------------      -------------
  End of year                                             $  14,116,258      $  18,347,953      $  21,593,416
                                                          =============      =============      =============
  Undistributed net investment income                     $     (99,384)     $           -      $           -
                                                          =============      =============      =============
SHARE TRANSACTIONS:
  Issued                                                         81,915            124,063            845,646
  Issued in connection with exchange from Class B                     -                  -            170,843
  Issued in connection with merger                                    -                  -                  -
  Reinvested                                                    153,486                  -                  -
  Redeemed                                                     (463,894)          (424,896)        (1,494,087)
  Cost of shares exchanged to Class A                                 -                  -           (181,547)
                                                          -------------      -------------      -------------
Change in shares from capital transactions                     (228,493)          (300,833)          (659,145)
                                                          =============      =============      =============

(a)  For the period from May 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE FUND

                                                              FOR THE            FOR THE
                                                             SIX MONTHS        PERIOD ENDED          FOR THE
                                                               ENDED           SEPTEMBER 30,       YEAR ENDED
                                                           MARCH 31, 2005        2004 (a)         JUNE 30, 2004
                                                          ----------------   ----------------   ----------------
                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                            $    (413,076)      $   (104,378)      $   (281,448)
  Net realized gains (losses) from investment
   transactions                                              17,679,195          5,563,413         25,350,262
  Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and
   liabilities in foreign currencies                          5,015,093         (7,233,137)        52,621,447
                                                          -------------      -------------      -------------
Change in net assets from operations                         22,281,212         (1,774,102)        77,690,261
                                                          -------------      -------------      -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                          (208,822)                 -                  -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                        (1,038,199)                 -                  -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                            (6,851)                 -                  -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                              (256)                 -                  -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                          -                  -            (43,832)
  From net realized gains from investment
   transactions and futures contracts                       (13,287,687)                 -                  -
                                                          -------------      -------------      -------------
Change in net assets from shareholder distributions         (14,541,815)                 -            (43,832)
                                                          -------------      -------------      -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                20,522,763         34,285,637        160,648,059
  Dividends reinvested                                       13,257,456                  -             38,566
  Cost of shares redeemed                                   (55,289,089)       (24,741,238)       (79,156,190)
                                                          -------------      -------------      -------------
Change in net assets from capital transactions              (21,508,870)         9,544,399         81,530,435
                                                          -------------      -------------      -------------
Net increase (decrease) in net assets                       (13,769,473)         7,770,297        159,176,864
NET ASSETS:
  Beginning of year                                         375,598,269        367,827,972        208,651,108
                                                          -------------      -------------      -------------
  End of year                                             $ 361,828,796      $ 375,598,269      $ 367,827,972
                                                          =============      =============      =============
  Undistributed net investment income                     $     (55,970)     $     357,106      $           -
                                                          =============      =============      =============
SHARE TRANSACTIONS:
  Issued                                                        832,003          1,452,014          7,145,481
  Reinvested                                                    529,664                  -              1,685
  Redeemed                                                   (2,244,085)        (1,088,325)        (3,572,168)
                                                          -------------      -------------      -------------
Change in shares from capital transactions                     (882,418)           363,689          3,574,998
                                                          =============      =============      =============

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE
SMALL CAP FUND

                                                              FOR THE           FOR THE
                                                             SIX MONTHS       PERIOD ENDED         FOR THE
                                                               ENDED          SEPTEMBER 30,       YEAR ENDED
                                                           MARCH 31, 2005        2004 (a)        JUNE 30, 2004
                                                          ----------------   ---------------   ----------------
                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                            $    (227,965)     $    (107,477)     $    (324,474)
  Net realized gains (losses) from investment
   transactions                                               4,810,068          1,087,663          6,893,399
  Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and
   liabilities in foreign currencies                           (420,323)        (1,212,414)        13,406,860
                                                          -------------      -------------      -------------
Change in net assets from operations                          4,161,780           (232,228)        19,975,785
                                                          -------------      -------------      -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                          (194,897)                 -                  -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                           (14,189)                 -                  -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                              (954)                 -                  -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                        (5,513,501)                 -                  -
                                                          -------------      -------------      -------------
Change in net assets from shareholder distributions          (5,723,541)                 -                  -
                                                          -------------      -------------      -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 3,100,039          1,533,057         15,468,065
  Dividends reinvested                                        5,442,642                  -                  -
  Cost of shares redeemed                                    (8,220,099)        (2,289,873)       (11,581,541)
                                                          -------------      -------------      -------------
Change in net assets from capital transactions                  322,582           (756,816)         3,886,524
                                                          -------------      -------------      -------------
Net increase (decrease) in net assets                        (1,239,179)          (989,044)        23,862,309
NET ASSETS:
  Beginning of year                                          76,134,513         77,123,557         53,261,248
                                                          -------------      -------------      -------------
  End of year                                             $  74,895,334      $  76,134,513      $  77,123,557
                                                          =============      =============      =============
  Undistributed net investment income                     $    (227,965)     $           -      $           -
                                                          =============      =============      =============
SHARE TRANSACTIONS:
  Issued                                                         91,985             48,280            504,598
  Reinvested                                                    162,672                  -                  -
  Redeemed                                                     (246,587)           (72,570)          (385,497)
                                                          -------------      -------------      -------------
Change in shares from capital transactions                        8,070            (24,290)           119,101
                                                          =============      =============      =============

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK VALUE FUND

                                                            FOR THE            FOR THE
                                                           SIX MONTHS        PERIOD ENDED          FOR THE
                                                             ENDED           SEPTEMBER 30,       YEAR ENDED
                                                         MARCH 31, 2005        2004 (a)         JUNE 30, 2004
                                                        ----------------   ----------------   ----------------
                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                            $   3,614,231      $   1,153,533      $   5,092,532
  Net realized gains (losses) from investment
   transactions                                              43,769,180          5,361,617         30,022,459
  Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and
   liabilities in foreign currencies                         (7,851,214)           549,117         31,457,240
                                                          -------------      -------------      -------------
Change in net assets from operations                         39,532,197          7,064,267         66,572,231
                                                          -------------      -------------      -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                     (7,769)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                           (73,980)                 -                  -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                       (141)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                            (1,686)                 -                  -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                        (22)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                              (289)                 -                  -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                 (3,745,160)                 -         (3,800,757)
  From net realized gains from investment
   transactions and futures contracts                       (31,919,232)                 -         (3,742,736)
                                                          -------------      -------------      -------------
Change in net assets from shareholder distributions         (35,748,279)                 -         (7,543,493)
                                                          -------------      -------------      -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                10,179,174          3,264,668         37,127,202
  Dividends reinvested                                       34,504,754                  -          7,260,313
  Cost of shares redeemed                                   (35,957,981)       (17,815,647)       (89,961,354)
                                                          -------------      -------------      -------------
Change in net assets from capital transactions                8,725,947        (14,550,979)       (45,573,839)
                                                          -------------      -------------      -------------
Net increase (decrease) in net assets                        12,509,865         (7,486,712)        13,454,899
NET ASSETS:
  Beginning of year                                         379,748,721        387,235,433        373,780,534
                                                          -------------      -------------      -------------
  End of year                                             $ 392,258,586      $ 379,748,721      $ 387,235,433
                                                          =============      =============      =============
  Undistributed net investment income                     $   2,303,585      $   2,442,446      $   1,288,913
                                                          =============      =============      =============
SHARE TRANSACTIONS:
  Issued                                                        221,061             74,527            888,022
  Reinvested                                                    763,547                  -            170,742
  Redeemed                                                     (778,689)          (406,181)        (2,138,878)
                                                          -------------      -------------      -------------
Change in shares from capital transactions                      205,919           (331,654)        (1,080,114)
                                                          =============      =============      =============

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK MICROCAP
VALUE FUND

                                                            FOR THE            FOR THE
                                                           SIX MONTHS        PERIOD ENDED          FOR THE
                                                             ENDED           SEPTEMBER 30,       YEAR ENDED
                                                         MARCH 31, 2005        2004 (a)         JUNE 30, 2004
                                                        ----------------   ----------------   ----------------
                                                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                            $     258,802      $     118,008      $     485,170
  Net realized gains (losses) from investment
   transactions                                               7,737,710          5,313,958          5,148,727
  Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and
   liabilities in foreign currencies                         16,063,214         (9,569,340)        38,550,634
                                                          -------------      -------------      -------------
Change in net assets from operations                         24,059,726         (4,137,374)        44,184,531
                                                          -------------      -------------      -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                    (27,578)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                          (150,110)                 -                  -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                     (1,245)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                            (9,558)                 -                  -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                       (566)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                            (4,090)                 -                  -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                 (1,789,975)                 -           (397,468)
  From net realized gains from investment
   transactions and futures contracts                        (8,941,477)                 -           (481,025)
                                                          -------------      -------------      -------------
Change in net assets from shareholder distributions         (10,924,599)                 -           (878,493)
                                                          -------------      -------------      -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                17,022,442          5,519,818        136,437,976
  Dividends reinvested                                       10,491,788                  -            822,848
  Cost of shares redeemed                                   (27,912,246)       (16,197,126)       (37,300,490)
                                                          -------------      -------------      -------------
Change in net assets from capital transactions                 (398,016)       (10,677,308)        99,960,334
                                                          -------------      -------------      -------------
Net increase (decrease) in net assets                        12,737,111        (14,814,682)       143,266,372
NET ASSETS:
  Beginning of year                                         220,654,026        235,468,708         92,202,336
                                                          -------------      -------------      -------------
  End of year                                             $ 233,391,137      $ 220,654,026      $ 235,468,708
                                                          =============      =============      =============
  Undistributed net investment income                     $  (1,323,910)     $     236,652      $     118,644
                                                          =============      =============      =============
SHARE TRANSACTIONS:
  Issued                                                        848,226            302,030          7,615,318
  Reinvested                                                    519,674                  -             47,345
  Redeemed                                                   (1,384,664)          (905,475)        (2,137,437)
                                                          -------------      -------------      -------------
Change in shares from capital transactions                      (16,764)          (603,445)         5,525,226
                                                          =============      =============      =============

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK SMALL CAP
INTERNATIONAL FUND

                                                              FOR THE           FOR THE
                                                             SIX MONTHS        PERIOD ENDED        FOR THE
                                                               ENDED          SEPTEMBER 30,      YEAR ENDED
                                                           MARCH 31, 2005        2004 (a)       JUNE 30, 2004
                                                          ----------------   ---------------   --------------
                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                            $      (1,895)     $        (884)     $         972
  Net realized gains (losses) from investment
   transactions                                                 236,828            (49,152)           458,229
  Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and
   liabilities in foreign currencies                            255,459           (312,729)           891,914
                                                          -------------      -------------      -------------
Change in net assets from operations                            490,392           (362,765)         1,351,115
                                                          -------------      -------------      -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                       (729)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          -                  -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                    (12,254)                 -                  -
  From net realized gains from investment
   transactions and futures contracts                                 -                  -                  -
                                                          -------------      -------------      -------------
Change in net assets from shareholder distributions             (12,983)                 -                  -
                                                          -------------      -------------      -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                   336,910             41,988          1,364,923
  Dividends reinvested                                           12,913                  -                  -
  Cost of shares redeemed                                       (17,343)            (1,527)          (680,497)
                                                          -------------      -------------      -------------
Change in net assets from capital transactions                  332,480             40,461            684,426
                                                          -------------      -------------      -------------
Net increase (decrease) in net assets                           809,889           (322,304)         2,035,541
NET ASSETS:
  Beginning of year                                           4,998,828          5,321,132          3,285,591
                                                          -------------      -------------      -------------
  End of year                                             $   5,808,717      $   4,998,828      $   5,321,132
                                                          =============      =============      =============
  Undistributed net investment income                     $     (14,878)     $           -      $      (6,137)
                                                          =============      =============      =============
SHARE TRANSACTIONS:
  Issued                                                         33,623              4,231            136,970
  Reinvested                                                      1,294                  -                  -
  Redeemed                                                       (1,703)              (152)           (64,943)
                                                          -------------      -------------      -------------
Change in shares from capital transactions                       33,214              4,079             72,027
                                                          =============      =============      =============

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Large Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                INVESTMENT ACTIVITIES
                                                       ----------------------------------------
                                                                     NET REALIZED
                                                                          AND
                                            NET ASSET       NET       UNREALIZED
                                              VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                            BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                            OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                           ----------- ------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)   $ 9.88        0.02         0.35           0.37
Period Ended September 30, 2004 (e)            10.02       (0.01)       (0.13)         (0.14)
Year Ended April 30, 2004                       8.33       (0.07)        1.76           1.69
Year Ended April 30, 2003                       9.87          --        (1.53)         (1.53)
Year Ended April 30, 2002                      12.02       (0.02)       (2.13)         (2.15)
Year Ended April 30, 2001                      15.56       (0.04)       (2.55)         (2.59)
Year Ended April 30, 2000                      13.81       (0.02)        2.03           2.01
CLASS I
Six Months Ended March 31, 2005 (Unaudited)   $ 9.97        0.04         0.35           0.39
Period Ended September 30, 2004 (e)            10.11          --(a)     (0.14)         (0.14)
Year Ended April 30, 2004                       8.38       (0.07)        1.80           1.73
Year Ended April 30, 2003                       9.92        0.03        (1.55)         (1.52)
Year Ended April 30, 2002                      12.07        0.02        (2.15)         (2.13)
Year Ended April 30, 2001                      15.57          --        (2.55)         (2.55)
Year Ended April 30, 2000                      13.80        0.01         2.03           2.04
CLASS C
Six Months Ended March 31, 2005 (Unaudited)   $ 9.85       (0.02)        0.35           0.33
Period Ended September 30, 2004 (e)            10.02       (0.04)       (0.13)         (0.17)
Period Ended April 30, 2004 (f)                10.28          --        (0.26)         (0.26)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)   $ 9.87        0.01         0.35           0.35
Period Ended September 30, 2004 (e)            10.02          --        (0.15)         (0.15)
Period Ended April 30, 2004 (f)                10.28          --        (0.26)         (0.26)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)   $ 9.97        0.03         0.36           0.37
Period Ended September 30, 2004 (e)            10.11          --        (0.14)         (0.14)
Period Ended April 30, 2004 (f)                10.37          --        (0.26)         (0.26)

                                                                  DISTRIBUTIONS
                                              -----------------------------------------------------
                                                                                                     NET ASSET
                                                   NET                       NET                       VALUE,
                                                INVESTMENT     RETURN     REALIZED       TOTAL         END OF          TOTAL
                                                  INCOME     OF CAPITAL     GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                              ------------- ------------ ---------- --------------- ----------- ------------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)         --            --          --           --          $ 10.25          3.74% (b)
Period Ended September 30, 2004 (e)                 --            --          --           --             9.88         (1.40%)(b)
Year Ended April 30, 2004                           --            --          --           --            10.02         20.29%
Year Ended April 30, 2003                        (0.01)           --          --        (0.01)            8.33        (15.53%)
Year Ended April 30, 2002                              (a)           (a)      --           --             9.87        (17.87%)
Year Ended April 30, 2001                           --            --       (0.95)       (0.95)           12.02        (17.24%)
Year Ended April 30, 2000                        (0.01)           --       (0.25)       (0.26)           15.56         14.63%
CLASS I
Six Months Ended March 31, 2005 (Unaudited)      (0.02)           --          --        (0.02)         $ 10.34          3.92% (b)
Period Ended September 30, 2004 (e)                 --            --          --           --             9.97         (1.38%)(b)
Year Ended April 30, 2004                           --            --          --           --            10.11         20.64%
Year Ended April 30, 2003                        (0.02)           --          --        (0.02)            8.38        (15.34%)
Year Ended April 30, 2002                        (0.01)        (0.01)         --        (0.02)            9.92        (17.71%)
Year Ended April 30, 2001                              (a)        --       (0.95)       (0.95)           12.07        (16.96%)
Year Ended April 30, 2000                        (0.02)           --       (0.25)       (0.27)           15.57         14.88%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)         --            --          --           --          $ 10.18          3.35% (b)
Period Ended September 30, 2004 (e)                 --            --          --           --             9.85         (1.70%)(b)
Period Ended April 30, 2004 (f)                     --            --          --           --            10.02         (2.53%)(b)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)      (0.01)           --          --        (0.01)         $ 10.22          3.61% (b)
Period Ended September 30, 2004 (e)                 --            --          --           --             9.87         (1.50%)(b)
Period Ended April 30, 2004 (f)                     --            --          --           --            10.02         (2.53%)(b)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)      (0.02)           --          --        (0.02)         $ 10.34          3.92% (b)
Period Ended September 30, 2004 (e)                 --            --          --           --             9.97         (1.38%)(b)
Period Ended April 30, 2004 (f)                     --            --          --           --            10.11         (2.51%)(b)

                                                                        RATIOS/SUPPLEMENTAL DATA
                                              ----------------------------------------------------------------------------
                                                                               RATIO OF NET
                                                                                INVESTMENT
                                                NET ASSETS,     RATIO OF          INCOME          RATIO OF
                                                  END OF      EXPENSES TO       (LOSS) TO       EXPENSES TO
                                                  PERIOD        AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                                 (000'S)       NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                              ------------- --------------- ------------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)      $  8,906     1.10%(c)         0.42% (c)         1.68%(c)             17%
Period Ended September 30, 2004 (e)                10,614     1.10%(c)        (0.27%)(c)         1.63%(c)             16%
Year Ended April 30, 2004                          10,864     1.54%           (0.85%)            1.79%               264%
Year Ended April 30, 2003                           7,686     1.46%           (0.07%)            1.71%                90%
Year Ended April 30, 2002                           9,906     1.34%           (0.14%)            1.59%                33%
Year Ended April 30, 2001                          14,126     1.25%           (0.28%)            1.50%                31%
Year Ended April 30, 2000                          19,044     1.25%           (0.22%)            1.50%                63%
CLASS I
Six Months Ended March 31, 2005 (Unaudited)      $ 11,620     0.85%(c)         0.66% (c)         1.18%(c)             17%
Period Ended September 30, 2004 (e)                19,556     0.85%(c)        (0.03%)(c)         1.11%(c)             16%
Year Ended April 30, 2004                          28,454     1.29%           (0.60%)            1.29%               264%
Year Ended April 30, 2003                          35,379     1.21%            0.20%                  (d)             90%
Year Ended April 30, 2002                          64,516     1.09%            0.11%                  (d)             33%
Year Ended April 30, 2001                         149,839     1.00%           (0.03%)                 (d)             31%
Year Ended April 30, 2000                         194,157     1.00%            0.09%                  (d)             63%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)      $      3     1.85%(c)        (0.37%)(c)         2.15%(c)             17%
Period Ended September 30, 2004 (e)                     3     1.81%(c)        (0.98%)(c)         2.13%(c)             16%
Period Ended April 30, 2004 (f)                         3     1.88%(c)        (1.15%)(c)              (d)            264%
CLASS R
Six Months Ended March 31, 2005 (Unaudited)      $     71     1.35%(c)         0.14% (c)         1.68%(c)             17%
Period Ended September 30, 2004 (e)                    65     1.34%(c)         0.12% (c)         2.00%(c)             16%
Period Ended April 30, 2004 (f)                         3     1.32%(c)        (0.63%)(c)              (d)            264%
CLASS S
Six Months Ended March 31, 2005 (Unaudited)      $151,122     0.85%(c)         0.67% (c)         1.18%(c)             17%
Period Ended September 30, 2004 (e)               168,756     0.85%(c)        (0.02%)(c)         1.13%(c)             16%
Period Ended April 30, 2004 (f)                   190,737     0.85%(c)        (0.27%)(c)              (d)            264%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Less than $0.01 per share.        (d) There were no waivers or reimbursements during the period.
(b) Not annualized.                   (e) For the period from May 1, 2004 to September 30, 2004.
(c) Annualized.                       (f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Mid Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                INVESTMENT ACTIVITIES
                                                       ----------------------------------------
                                                                     NET REALIZED
                                                                          AND
                                            NET ASSET       NET       UNREALIZED
                                              VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                            BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                            OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                           ----------- ------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)  $ 11.57      (0.05)         1.07           1.02
Period Ended September 30, 2004 (e)            12.17      (0.04)        (0.56)         (0.60)
Year Ended April 30, 2004                       9.46      (0.08)         2.79           2.71
Year Ended April 30, 2003                      11.73      (0.03)        (2.15)         (2.18)
Year Ended April 30, 2002                      11.99      (0.01)         0.67           0.66
Year Ended April 30, 2001                      14.02       0.01          0.98           0.99
Year Ended April 30, 2000                      15.33      (0.02)         2.69           2.67
CLASS I
Six Months Ended March 31, 2005 (Unaudited)  $ 11.81      (0.04)         1.10           1.06
Period Ended September 30, 2004 (e)            12.41      (0.04)        (0.56)         (0.60)
Year Ended April 30, 2004                       9.62      (0.08)         2.87           2.79
Year Ended April 30, 2003                      11.91      (0.01)        (2.19)         (2.20)
Year Ended April 30, 2002                      12.13       0.01          0.69           0.70
Year Ended April 30, 2001                      14.14       0.04          0.99           1.03
Year Ended April 30, 2000                      15.37       0.01          2.74           2.75
CLASS C
Six Months Ended March 31, 2005 (Unaudited)  $ 11.53      (0.04)         1.02           0.98
Period Ended September 30, 2004 (e)            12.16      (0.05)        (0.58)         (0.63)
Period Ended April 30, 2004 (f)                12.51         --         (0.35)         (0.35)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)  $ 11.55      (0.06)         1.07           1.01
Period Ended September 30, 2004 (e)            12.17      (0.01)        (0.61)         (0.62)
Period Ended April 30, 2004 (f)                12.51         --         (0.34)         (0.34)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)  $ 11.81      (0.03)         1.09           1.06
Period Ended September 30, 2004 (e)            12.41      (0.01)        (0.59)         (0.60)
Period Ended April 30, 2004 (f)                12.76         --         (0.35)         (0.35)

                                                        DISTRIBUTIONS
                                           ---------------------------------------
                                                                                    NET ASSET
                                                NET         NET                       VALUE,
                                            INVESTMENT   REALIZED       TOTAL         END OF          TOTAL
                                              INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                           ------------ ---------- --------------- ----------- -----------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)     --         (1.58)     (1.58)         $ 11.01          8.71% (b)
Period Ended September 30, 2004 (e)             --            --         --            11.57         (4.93%)(b)
Year Ended April 30, 2004                       --            --         --            12.17         28.65%
Year Ended April 30, 2003                       --         (0.09)     (0.09)            9.46        (18.58%)
Year Ended April 30, 2002                    (0.01)        (0.91)     (0.92)           11.73          5.99%
Year Ended April 30, 2001                    (0.01)        (3.01)     (3.02)           11.99          5.92%
Year Ended April 30, 2000                       --         (3.98)     (3.98)           14.02         21.15%
CLASS I
Six Months Ended March 31, 2005 (Unaudited)     --         (1.58)     (1.58)         $ 11.29          8.89% (b)
Period Ended September 30, 2004 (e)             --            --         --            11.81         (4.83%)(b)
Year Ended April 30, 2004                       --            --         --            12.41         29.00%
Year Ended April 30, 2003                       --         (0.09)     (0.09)            9.62        (18.46%)
Year Ended April 30, 2002                    (0.01)        (0.91)     (0.92)           11.91          6.34%
Year Ended April 30, 2001                    (0.03)        (3.01)     (3.04)           12.13          6.17%
Year Ended April 30, 2000                          (a)     (3.98)     (3.98)           14.14         21.67%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)     --         (1.58)     (1.58)         $ 10.93          8.37% (b)
Period Ended September 30, 2004 (e)             --            --         --            11.53         (5.18%)(b)
Period Ended April 30, 2004 (f)                 --            --         --            12.16         (2.80%)(b)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)     --         (1.58)     (1.58)         $ 10.98          8.64% (b)
Period Ended September 30, 2004 (e)             --            --         --            11.55         (5.09%)(b)
Period Ended April 30, 2004 (f)                 --            --         --            12.17         (2.72%)(b)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)     --         (1.58)     (1.58)         $ 11.29          8.89% (b)
Period Ended September 30, 2004 (e)             --            --         --            11.81         (4.83%)(b)
Period Ended April 30, 2004 (f)                 --            --         --            12.41         (2.74%)(b)

                                                                        RATIOS/SUPPLEMENTAL DATA
                                              --------------------------------------------------------------------------
                                                                              RATIO OF NET
                                                                              INVESTMENT
                                               NET ASSETS,     RATIO OF         INCOME          RATIO OF
                                                 END OF      EXPENSES TO       (LOSS) TO       EXPENSES TO
                                                 PERIOD        AVERAGE          AVERAGE          AVERAGE       PORTFOLIO
                                                (000'S)       NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                              ------------ --------------- ------------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)       $72,881      1.29%(c)        (0.84%)(c)         1.72%(c)           9%
Period Ended September 30, 2004 (e)                69,979      1.27%(c)        (0.88%)(c)         1.58%(c)          15%
Year Ended April 30, 2004                          74,150      1.38%           (0.78%)            1.64%             93%
Year Ended April 30, 2003                          48,806      1.40%           (0.37%)            1.65%             28%
Year Ended April 30, 2002                          55,143      1.37%           (0.22%)            1.62%             19%
Year Ended April 30, 2001                          28,312      1.31%            0.09%             1.56%             66%
Year Ended April 30, 2000                          30,374      1.31%           (0.17%)            1.56%             61%
CLASS I
Six Months Ended March 31, 2005 (Unaudited)       $34,730      1.04%(c)        (0.59%)(c)         1.22%(c)           9%
Period Ended September 30, 2004 (e)                47,778      1.02%(c)        (0.62%)(c)         1.07%(c)          15%
Year Ended April 30, 2004                          66,039      1.15%           (0.50%)            1.16%             93%
Year Ended April 30, 2003                          94,472      1.15%           (0.12%)                 (d)          28%
Year Ended April 30, 2002                         115,032      1.12%            0.10%                  (d)          19%
Year Ended April 30, 2001                         120,842      1.06%            0.35%                  (d)          66%
Year Ended April 30, 2000                          84,905      1.06%            0.10%                  (d)          61%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)       $   306      2.05%(c)        (1.61%)(c)         2.25%(c)           9%
Period Ended September 30, 2004 (e)                    13      2.02%(c)        (1.65%)(c)         2.12%(c)          15%
Period Ended April 30, 2004 (f)                         3      1.28%(c)        (1.01%)(c)              (d)          93%
CLASS R
Six Months Ended March 31, 2005 (Unaudited)       $    82      1.54%(c)        (1.09%)(c)         1.72%(c)           9%
Period Ended September 30, 2004 (e)                    72      1.52%(c)        (1.20%)(c)         1.78%(c)          15%
Period Ended April 30, 2004 (f)                         3      0.79%(c)        (0.56%)(c)              (d)          93%
CLASS S
Six Months Ended March 31, 2005 (Unaudited)       $   252      1.03%(c)        (0.60%)(c)         1.22%(c)           9%
Period Ended September 30, 2004 (e)                   225      1.03%(c)        (0.71%)(c)         1.15%(c)          15%
Period Ended April 30, 2004 (f)                         4      0.25%(c)        (0.06%)(c)              (d)          93%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Less than $0.01 per share.       (d) There were no waivers or reimbursements during the period.
(b) Not annualized.                  (e) For the period from May 1, 2004 to September 30, 2004.
(c) Annualized.                      (f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Small Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   INVESTMENT ACTIVITIES
                                                          ---------------------------------------
                                                                        NET REALIZED
                                                                            AND
                                               NET ASSET                 UNREALIZED
                                                 VALUE,        NET         GAINS      TOTAL FROM
                                               BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                               OF PERIOD      LOSS      INVESTMENTS   ACTIVITIES
                                              ----------- ------------ ------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)    $ 13.78       (0.09)         1.34          1.25
Period Ended September 30, 2004 (d)              13.19       (0.07)         0.66          0.59
Year Ended April 30, 2004                        10.11       (0.15)         3.23          3.08
Year Ended April 30, 2003                        12.32       (0.12)        (2.09)        (2.21)
Year Ended April 30, 2002                        11.56       (0.11)         1.04          0.93
Year Ended April 30, 2001                        12.50       (0.11)         0.08         (0.03)
Year Ended April 30, 2000                        12.69       (0.09)         2.31          2.22
CLASS I
Six Months Ended March 31, 2005 (Unaudited)    $ 14.01       (0.09)         1.38          1.29
Period Ended September 30, 2004 (d)              13.40       (0.08)         0.69          0.61
Year Ended April 30, 2004                        10.25       (0.17)         3.32          3.15
Year Ended April 30, 2003                        12.45       (0.09)        (2.11)        (2.20)
Year Ended April 30, 2002                        11.66       (0.07)         1.03          0.96
Year Ended April 30, 2001                        12.57       (0.06)         0.06            --
Year Ended April 30, 2000                        12.72       (0.07)         2.33          2.26
CLASS C
Six Months Ended March 31, 2005 (Unaudited)    $ 13.74       (0.14)         1.32          1.18
Period Ended September 30, 2004 (d)              13.19       (0.09)         0.64          0.55
Period Ended April 30, 2004 (e)                  13.63       (0.02)        (0.42)        (0.44)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)    $ 13.76       (0.09)         1.30          1.21
Period Ended September 30, 2004 (d)              13.19       (0.02)         0.59          0.57
Period Ended April 30, 2004 (e)                  13.63       (0.02)        (0.42)        (0.44)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)    $ 14.01       (0.06)         1.34          1.28
Period Ended September 30, 2004 (d)              13.40       (0.02)         0.63          0.61
Period Ended April 30, 2004 (e)                  13.84       (0.02)        (0.42)        (0.44)

                                                           DISTRIBUTIONS
                                              ---------------------------------------
                                                                                       NET ASSET
                                                   NET         NET                       VALUE,
                                               INVESTMENT   REALIZED       TOTAL         END OF          TOTAL
                                                 INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                              ------------ ---------- --------------- ----------- -------------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)         --       (2.19)        (2.19)        $ 12.84          8.87% (a)
Period Ended September 30, 2004 (d)                 --          --            --           13.78          4.47% (a)
Year Ended April 30, 2004                           --          --            --           13.19         30.46%
Year Ended April 30, 2003                           --          --            --           10.11        (17.94%)
Year Ended April 30, 2002                           --       (0.17)        (0.17)          12.32          8.17%
Year Ended April 30, 2001                           --       (0.91)        (0.91)          11.56         (0.43%)
Year Ended April 30, 2000                           --       (2.41)        (2.41)          12.50         19.97%
CLASS I
Six Months Ended March 31, 2005 (Unaudited)         --       (2.19)        (2.19)        $ 13.11          9.03% (a)
Period Ended September 30, 2004 (d)                 --          --            --           14.01          4.55% (a)
Year Ended April 30, 2004                           --          --            --           13.40         30.73%
Year Ended April 30, 2003                           --          --            --           10.25        (17.67%)
Year Ended April 30, 2002                           --       (0.17)        (0.17)          12.45          8.36%
Year Ended April 30, 2001                           --       (0.91)        (0.91)          11.66         (0.17%)
Year Ended April 30, 2000                           --       (2.41)        (2.41)          12.57         20.24%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)         --       (2.19)        (2.19)        $ 12.73          8.35% (a)
Period Ended September 30, 2004 (d)                 --          --            --           13.74          4.17% (a)
Period Ended April 30, 2004 (e)                     --          --            --           13.19         (3.23%)(a)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)         --       (2.19)        (2.19)        $ 12.78          8.57% (a)
Period Ended September 30, 2004 (d)                 --          --            --           13.76          4.32% (a)
Period Ended April 30, 2004 (e)                     --          --            --           13.19         (3.23%)(a)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)         --       (2.19)        (2.19)        $ 13.10          8.95% (a)
Period Ended September 30, 2004 (d)                 --          --            --           14.01          4.55% (a)
Period Ended April 30, 2004 (e)                     --          --            --           13.40         (3.18%)(a)



                                                                        RATIOS/SUPPLEMENTAL DATA
                                              ----------------------------------------------------------------------------
                                                                               RATIO OF NET
                                                NET ASSETS,     RATIO OF        INVESTMENT        RATIO OF
                                                  END OF      EXPENSES TO          LOSS          EXPENSES TO
                                                  PERIOD        AVERAGE         TO AVERAGE         AVERAGE      PORTFOLIO
                                                 (000'S)       NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                              ------------- --------------- ------------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)        $8,221       1.68%(b)        (1.36%)(b)         2.59%(b)           8%
Period Ended September 30, 2004 (d)                 8,140       1.68%(b)        (1.28%)(b)         2.76%(b)          11%
Year Ended April 30, 2004                           7,488       1.81%           (1.52%)            2.06%             40%
Year Ended April 30, 2003                           4,359       1.70%           (1.12%)            1.95%            120%
Year Ended April 30, 2002                           6,069       1.61%           (0.99%)            1.86%             31%
Year Ended April 30, 2001                           5,870       1.49%           (0.85%)            1.74%             71%
Year Ended April 30, 2000                           6,881       1.46%           (0.80%)            1.71%            258%
CLASS I
Six Months Ended March 31, 2005 (Unaudited)        $5,565       1.43%(b)        (1.12%)(b)         2.07%(b)           8%
Period Ended September 30, 2004 (d)                 9,952       1.43%(b)        (1.04%)(b)         2.14%(b)          11%
Year Ended April 30, 2004                          14,094       1.55%           (1.23%)                 (c)          40%
Year Ended April 30, 2003                          16,621       1.45%           (0.87%)                 (c)         120%
Year Ended April 30, 2002                          19,113       1.36%           (0.72%)                 (c)          31%
Year Ended April 30, 2001                          22,877       1.24%           (0.60%)                 (c)          71%
Year Ended April 30, 2000                          20,645       1.21%           (0.51%)                 (c)         258%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)        $  214       2.43%(b)        (2.11%)(b)         3.09%(b)           8%
Period Ended September 30, 2004 (d)                   214       2.43%(b)        (2.01%)(b)         3.40%(b)          11%
Period Ended April 30, 2004 (e)                         3       2.49%(b)        (5.27%)(b)              (c)          40%
CLASS R
Six Months Ended March 31, 2005 (Unaudited)        $   56       1.93%(b)        (1.64%)(b)         2.63%(b)           8%
Period Ended September 30, 2004 (d)                    22       1.93%(b)        (1.48%)(b)         3.22%(b)          11%
Period Ended April 30, 2004 (e)                         5       1.94%(b)        (5.14%)(b)              (c)          40%
CLASS S
Six Months Ended March 31, 2005 (Unaudited)        $   61       1.43%(b)        (1.09%)(b)         2.11%(b)           8%
Period Ended September 30, 2004 (d)                    21       1.42%(b)        (0.94%)(b)         3.19%(b)          11%
Period Ended April 30, 2004 (e)                         3       1.47%(b)        (4.34%)(b)              (c)          40%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.
(b) Annualized.
(c) There were no waivers or reimbursements during the period.
(d) For the period from May 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Enterprise Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   INVESTMENT ACTIVITIES
                                                          ----------------------------------------
                                                                        NET REALIZED
                                                                             AND
                                               NET ASSET       NET       UNREALIZED
                                                 VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                               BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                               OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                              ----------- ------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)    $ 23.81       (0.05)         1.46           1.41
Period Ended September 30, 2004 (d)              23.89       (0.02)        (0.06)         (0.08)
Period Ended June 30, 2004 (e)                   24.01          --         (0.12)         (0.12)
CLASS I
Six Months Ended March 31, 2005 (Unaudited)    $ 23.85       (0.02)         1.46           1.44
Period Ended September 30, 2004 (f)              23.85          --            --             --
CLASS C
Six Months Ended March 31, 2005 (Unaudited)    $ 23.74       (0.09)         1.40           1.31
Period Ended September 30, 2004 (d)              23.85       (0.04)        (0.07)         (0.11)
Period Ended June 30, 2004 (a)                   24.01       (0.01)        (0.15)         (0.16)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)    $ 23.78       (0.07)         1.45           1.38
Period Ended September 30, 2004 (d)              23.87       (0.02)        (0.07)         (0.09)
Period Ended June 30, 2004 (a)                   24.01       (0.02)        (0.12)         (0.14)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)    $ 23.85       (0.02)         1.46           1.44
Period Ended September 30, 2004 (d)              23.91       (0.01)        (0.05)         (0.06)
Year Ended June 30, 2004 (g)                     17.66       (0.02)         6.27           6.25
Year Ended June 30, 2003                         17.98        0.04         (0.31)         (0.27)
Year Ended June 30, 2002                         15.24        0.02          3.08           3.10
Year Ended June 30, 2001                         13.82        0.03          2.46           2.49
Year Ended June 30, 2000                         14.72        0.03          0.18           0.21



                                                           DISTRIBUTIONS
                                              ---------------------------------------
                                                                                       NET ASSET
                                                   NET         NET                       VALUE,
                                               INVESTMENT   REALIZED       TOTAL         END OF          TOTAL
                                                 INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                              ------------ ---------- --------------- ----------- -----------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)         --        (0.95)       (0.95)        $ 24.27        5.79% (a)
Period Ended September 30, 2004 (d)                 --           --           --           23.81       (0.33%)(a)
Period Ended June 30, 2004 (e)                      --           --           --           23.89       (0.50%)(a)
CLASS I
Six Months Ended March 31, 2005 (Unaudited)         --        (0.95)       (0.95)        $ 24.34        5.91% (a)
Period Ended September 30, 2004 (f)                 --           --           --           23.85        0.00%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)         --        (0.95)       (0.95)        $ 24.10        5.38% (a)
Period Ended September 30, 2004 (d)                 --           --           --           23.74       (0.46%)(a)
Period Ended June 30, 2004 (a)                      --           --           --           23.85       (0.67%)(a)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)         --        (0.95)       (0.95)        $ 24.21        5.67% (a)
Period Ended September 30, 2004 (d)                 --           --           --           23.78       (0.38%)(a)
Period Ended June 30, 2004 (a)                      --           --           --           23.87       (0.58%)(a)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)         --        (0.95)       (0.95)        $ 24.34        5.91% (a)
Period Ended September 30, 2004 (d)                 --           --           --           23.85       (0.21%)(a)
Year Ended June 30, 2004 (g)                        --           --           --           23.91       35.35%
Year Ended June 30, 2003                         (0.03)       (0.02)       (0.05)          17.66       (1.48%)
Year Ended June 30, 2002                         (0.05)       (0.31)       (0.36)          17.98       20.82%
Year Ended June 30, 2001                         (0.02)       (1.05)       (1.07)          15.24       20.08%
Year Ended June 30, 2000                         (0.04)       (1.07)       (1.11)          13.82        2.84%

                                                                          RATIOS/SUPPLEMENTAL DATA
                                              -------------------------------------------------------------------------------
                                                                                RATIO OF NET
                                                                                 INVESTMENT
                                                NET ASSETS,      RATIO OF          INCOME          RATIO OF
                                                  END OF       EXPENSES TO       (LOSS) TO       EXPENSES TO
                                                  PERIOD         AVERAGE           AVERAGE          AVERAGE       PORTFOLIO
                                                 (000'S)        NET ASSETS       NET ASSETS      NET ASSETS**    TURNOVER***
                                              -------------   -------------    --------------   --------------  -------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)     $  9,417          1.33%(b)       (0.47%)(b)        1.83%(b)          19%
Period Ended September 30, 2004 (d)                3,359          1.33%(b)       (0.35%)(b)        1.73%(b)           7%
Period Ended June 30, 2004 (e)                     1,872          1.33%(b)       (0.07%)(b)        1.72%(b)          28%
CLASS I
Six Months Ended March 31, 2005 (Unaudited)     $ 26,729          1.08%(b)       (0.21%)(b)        1.32%(b)          19%
Period Ended September 30, 2004 (f)               26,707          0.00%           0.00%            0.00%              7%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)     $    423          2.08%(b)       (1.24%)(b)        2.33%(b)          19%
Period Ended September 30, 2004 (d)                   75          2.08%(b)       (1.09%)(b)        2.25%(b)           7%
Period Ended June 30, 2004 (a)                        23          2.07%(b)       (0.67%)(b)        2.22%(b)          28%
CLASS R
Six Months Ended March 31, 2005 (Unaudited)     $     55          1.58%(b)       (0.71%)(b)        1.84%(b)          19%
Period Ended September 30, 2004 (d)                    6          1.57%(b)       (0.61%)(b)        1.77%(b)           7%
Period Ended June 30, 2004 (a)                         3          1.54%(b)       (0.38%)(b)        1.61%(b)          28%
CLASS S
Six Months Ended March 31, 2005 (Unaudited)     $325,206          1.08%(b)       (0.21%)(b)        1.32%(b)          19%
Period Ended September 30, 2004 (d)              345,451          1.08%(b)       (0.12%)(b)        1.21%(b)           7%
Year Ended June 30, 2004 (g)                     365,930          1.08%          (0.09%)           1.22%             28%
Year Ended June 30, 2003                         208,651          1.08%           0.21%            1.14%             13%
Year Ended June 30, 2002                         370,351          1.08%           0.04%                 (c)          93%
Year Ended June 30, 2001                         136,726          1.15%           0.25%                 (c)          55%
Year Ended June 30, 2000                         111,394          1.14%           0.15%                 (c)          32%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.
(b) Annualized.
(c) There were no waivers or reimbursements during the period.
(d) For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) For the period from September 30, 2004 (commencement of operations) to September 30, 2004.
(g) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Enterprise Small Cap Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   INVESTMENT ACTIVITIES
                                                          ----------------------------------------
                                                                        NET REALIZED
                                                                             AND
                                               NET ASSET       NET       UNREALIZED
                                                 VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                               BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                               OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                              ----------- ------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)    $ 32.59       (0.14)         1.95           1.81
Period Ended September 30, 2004 (d)              32.69       (0.05)        (0.05)         (0.10)
Period Ended June 30, 2004 (e)                   32.36       (0.03)         0.36           0.33
CLASS C
Six Months Ended March 31, 2005 (Unaudited)    $ 32.47       (0.28)         1.96           1.88
Period Ended September 30, 2004 (d)              32.63       (0.12)        (0.04)         (0.16)
Period Ended June 30, 2004 (e)                   32.36       (0.06)         0.33           0.27
CLASS R
Six Months Ended March 31, 2005 (Unaudited)    $ 32.54       (0.12)         1.88           1.76
Period Ended September 30, 2004 (d)              32.66       (0.08)        (0.04)         (0.12)
Period Ended June 30, 2004 (e)                   32.36       (0.06)         0.36           0.30
CLASS S
Six Months Ended March 31, 2005 (Unaudited)    $ 32.62       (0.10)         1.95           1.85
Period Ended September 30, 2004 (d)              32.70       (0.05)        (0.03)         (0.08)
Year Ended June 30, 2004 (f)                     23.78       (0.14)         9.06           8.92
Year Ended June 30, 2003                         25.62       (0.04)        (1.29)         (1.33)
Year Ended June 30, 2002                         26.19       (0.03)         0.73           0.70
Year Ended June 30, 2001                         25.18        0.04          3.63           3.67
Year Ended June 30, 2000                         24.48        0.02          1.30           1.32

                                                           DISTRIBUTIONS
                                              ---------------------------------------
                                                                                       NET ASSET
                                                   NET         NET                       VALUE,
                                               INVESTMENT   REALIZED       TOTAL         END OF         TOTAL
                                                 INCOME       GAINS    DISTRIBUTIONS     PERIOD        RETURN*
                                              ------------ ---------- --------------- -----------  --------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)        --        (2.49)       (2.49)         $ 31.91        5.21% (a)
Period Ended September 30, 2004 (d)                --           --           --            32.59       (0.31%)(a)
Period Ended June 30, 2004 (e)                     --           --           --            32.69        1.02% (a)
CLASS C
Six Months Ended March 31, 2005 (Unaudited)        --        (2.49)       (2.49)         $ 31.66        4.81% (a)
Period Ended September 30, 2004 (d)                --           --           --            32.47       (0.49%)(a)
Period Ended June 30, 2004 (e)                     --           --           --            32.63        0.83% (a)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)        --        (2.49)       (2.49)         $ 31.81        5.06% (a)
Period Ended September 30, 2004 (d)                --           --           --            32.54       (0.37%)(a)
Period Ended June 30, 2004 (e)                     --           --           --            32.66        0.93% (a)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)        --        (2.49)       (2.49)         $ 31.98        5.33% (a)
Period Ended September 30, 2004 (d)                --           --           --            32.62       (0.24%)(a)
Year Ended June 30, 2004 (f)                       --           --           --            32.70       37.57%
Year Ended June 30, 2003                           --        (0.51)       (0.51)           23.78       (5.22%)
Year Ended June 30, 2002                        (0.01)       (1.26)       (1.27)           25.62        2.91%
Year Ended June 30, 2001                        (0.03)       (2.63)       (2.66)           26.19       15.54%
Year Ended June 30, 2000                        (0.02)       (0.60)       (0.62)           25.18        5.63%

                                                                          RATIOS/SUPPLEMENTAL DATA
                                              ------------------------------------------------------------------------------
                                                                                 RATIO OF NET
                                                                                  INVESTMENT
                                                 NET ASSETS,      RATIO OF          INCOME          RATIO OF
                                                   END OF       EXPENSES TO       (LOSS) TO       EXPENSES TO
                                                   PERIOD         AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                                  (000'S)        NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                               -------------  --------------- ------------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)       $ 2,517        1.55%(b)        (0.81%)(b)         2.07%(b)          16%
Period Ended September 30, 2004 (d)                 1,771        1.55%(b)        (0.80%)(b)         1.94%(b)           8%
Period Ended June 30, 2004 (e)                        882        1.54%(b)        (1.08%)(b)         2.64%(b)          33%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)       $   178        2.30%(b)        (1.56%)(b)         2.56%(b)          16%
Period Ended September 30, 2004 (d)                   196        2.30%(b)        (1.58%)(b)         2.52%(b)           8%
Period Ended June 30, 2004 (e)                        202        2.30%(b)        (1.88%)(b)         3.18%(b)          33%
CLASS R
Six Months Ended March 31, 2005 (Unaudited)       $    17        1.80%(b)        (1.05%)(b)         2.07%(b)          16%
Period Ended September 30, 2004 (d)                     3        1.76%(b)        (1.05%)(b)         1.95%(b)           8%
Period Ended June 30, 2004 (e)                          3        1.82%(b)        (0.98%)(b)         2.38%(b)          33%
CLASS S
Six Months Ended March 31, 2005 (Unaudited)       $72,184        1.30%(b)        (0.57%)(b)         1.57%(b)          16%
Period Ended September 30, 2004 (d)                74,165        1.30%(b)        (0.57%)(b)         1.53%(b)           8%
Year Ended June 30, 2004 (f)                       76,036        1.30%           (0.48%)            1.54%             33%
Year Ended June 30, 2003                           53,261        1.30%           (0.18%)            1.38%             25%
Year Ended June 30, 2002                           61,420        1.30%           (0.14%)                 (c)          37%
Year Ended June 30, 2001                           60,322        1.30%            0.12%                  (c)          41%
Year Ended June 30, 2000                           59,758        1.27%            0.08%                  (c)          23%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.
(b) Annualized.
(c) There were no waivers or reimbursements during the period.
(d) For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Value Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   INVESTMENT ACTIVITIES
                                                          ---------------------------------------
                                                                        NET REALIZED
                                                                            AND
                                               NET ASSET       NET       UNREALIZED
                                                 VALUE,    INVESTMENT      GAINS      TOTAL FROM
                                               BEGINNING     INCOME     (LOSSES) ON   INVESTMENT
                                               OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES
                                              ----------- ------------ ------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)    $ 45.01        0.25          4.42          4.67
Period Ended September 30, 2004 (d)              44.18       (0.01)         0.84          0.83
Period Ended June 30, 2004 (e)                   44.16        0.08         (0.06)         0.02
CLASS C
Six Months Ended March 31, 2005 (Unaudited)    $ 44.85       (0.04)         4.52          4.48
Period Ended September 30, 2004 (d)              44.11          --          0.74          0.74
Period Ended June 30, 2004 (e)                   44.16        0.04         (0.09)        (0.05)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)    $ 44.95        0.29          4.31          4.60
Period Ended September 30, 2004 (d)              44.16        0.08          0.71          0.79
Period Ended June 30, 2004 (e)                   44.16        0.09         (0.09)           --
CLASS S
Six Months Ended March 31, 2005 (Unaudited)    $ 45.05        0.44          4.29          4.73
Period Ended September 30, 2004 (d)              44.20        0.14          0.71          0.85
Year Ended June 30, 2004 (f)                     37.98        0.56          6.47          7.03
Year Ended June 30, 2003                         42.85        0.45         (4.88)        (4.43)
Year Ended June 30, 2002                         45.43        0.44         (1.87)        (1.43)
Year Ended June 30, 2001                         38.76        0.65          7.12          7.77
Year Ended June 30, 2000                         51.36        1.27         (9.35)        (8.08)

                                                                 DISTRIBUTIONS
                                              ----------------------------------------------------
                                                                                                    NET ASSET
                                                   NET                      NET                       VALUE,
                                               INVESTMENT     RETURN     REALIZED       TOTAL         END OF          TOTAL
                                                 INCOME     OF CAPITAL     GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                              ------------ ------------ ---------- --------------- -----------   --------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)       (0.41)        --         (3.90)       (4.31)       $ 45.37        10.42% (a)
Period Ended September 30, 2004 (d)                  --         --            --           --          45.01         1.88% (a)
Period Ended June 30, 2004 (e)                       --         --            --           --          44.18         0.05% (a)
CLASS C
Six Months Ended March 31, 2005 (Unaudited)       (0.33)        --         (3.90)       (4.23)       $ 45.10        10.00% (a)
Period Ended September 30, 2004 (d)                  --         --            --           --          44.85         1.68% (a)
Period Ended June 30, 2004 (e)                       --         --            --           --          44.11        (0.11%)(a)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)       (0.30)        --         (3.90)       (4.20)       $ 45.35        10.26% (a)
Period Ended September 30, 2004 (d)                  --         --            --           --          44.95         1.79% (a)
Period Ended June 30, 2004 (e)                       --         --            --           --          44.16         0.00% (a)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)       (0.46)        --         (3.90)       (4.36)       $ 45.42        10.54% (a)
Period Ended September 30, 2004 (d)                  --         --            --           --          45.05         1.92% (a)
Year Ended June 30, 2004 (f)                      (0.41)        --         (0.40)       (0.81)         44.20        18.60%
Year Ended June 30, 2003                          (0.44)        --            --        (0.44)         37.98       (10.26%)
Year Ended June 30, 2002                          (0.07)     (0.41)        (0.67)       (1.15)         42.85        (3.02%)
Year Ended June 30, 2001                          (0.90)        --         (0.20)       (1.10)         45.43        20.30%
Year Ended June 30, 2000                          (0.96)        --         (3.56)       (4.52)         38.76       (15.93%)

                                                                      RATIOS/SUPPLEMENTAL DATA
                                              -------------------------------------------------------------------------
                                                                              RATIO OF NET
                                                NET ASSETS,     RATIO OF       INVESTMENT      RATIO OF
                                                  END OF      EXPENSES TO      INCOME TO      EXPENSES TO
                                                  PERIOD        AVERAGE         AVERAGE         AVERAGE      PORTFOLIO
                                                 (000'S)       NET ASSETS      NET ASSETS    NET ASSETS**   TURNOVER***
                                              ------------- --------------- --------------- -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)      $  1,714       1.21%(b)        1.50%(b)        1.71%(b)          19%
Period Ended September 30, 2004 (d)                   717       1.21%(b)        1.08%(b)        1.65%(b)           5%
Period Ended June 30, 2004 (e)                        295       1.21%(b)        1.43%(b)        1.72%(b)          14%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)      $     23       1.96%(b)        0.73%(b)        2.22%(b)          19%
Period Ended September 30, 2004 (d)                     5       1.96%(b)        0.21%(b)        2.17%(b)           5%
Period Ended June 30, 2004 (e)                          5       1.97%(b)        0.57%(b)        2.20%(b)          14%
CLASS R
Six Months Ended March 31, 2005 (Unaudited)      $      4       1.46%(b)        1.30%(b)        1.77%(b)          19%
Period Ended September 30, 2004 (d)                     3       1.44%(b)        0.74%(b)        1.65%(b)           5%
Period Ended June 30, 2004 (e)                          3       1.45%(b)        1.08%(b)        1.72%(b)          14%
CLASS S
Six Months Ended March 31, 2005 (Unaudited)      $390,518       0.96%(b)        1.83%(b)        1.21%(b)          19%
Period Ended September 30, 2004 (d)               379,023       0.96%(b)        1.22%(b)        1.15%(b)           5%
Year Ended June 30, 2004 (f)                      386,932       0.96%           1.30%           1.14%             14%
Year Ended June 30, 2003                          373,781       0.96%           1.24%           0.99%             78%
Year Ended June 30, 2002                          436,487       0.96%           1.02%                (c)          25%
Year Ended June 30, 2001                          495,817       0.96%           1.38%                (c)          27%
Year Ended June 30, 2000                          528,469       0.96%           2.41%                (c)          18%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.
(b) Annualized.
(c) There were no waivers or reimbursements during the period.
(d) For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Microcap Value Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   INVESTMENT ACTIVITIES
                                                          ----------------------------------------
                                                                        NET REALIZED
                                                                             AND
                                               NET ASSET       NET       UNREALIZED
                                                 VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                               BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                               OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                              ----------- ------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)    $ 18.83        0.04          2.01           2.05
Period Ended September 30, 2004 (d)              19.12       (0.01)        (0.28)         (0.29)
Period Ended June 30, 2004 (e)                   19.04          --          0.08           0.08
CLASS C
Six Months Ended March 31, 2005 (Unaudited)    $ 18.77       (0.04)         2.00           1.96
Period Ended September 30, 2004 (d)              19.09       (0.02)        (0.30)         (0.32)
Period Ended June 30, 2004 (e)                   19.04       (0.02)         0.07           0.05
CLASS R
Six Months Ended March 31, 2005 (Unaudited)    $ 18.81       (0.01)         2.03           2.02
Period Ended September 30, 2004 (d)              19.11       (0.01)        (0.29)         (0.30)
Period Ended June 30, 2004 (e)                   19.04          --          0.07           0.07
CLASS S
Six Months Ended March 31, 2005 (Unaudited)    $ 18.86        0.03          2.05           2.08
Period Ended September 30, 2004 (d)              19.14        0.01         (0.29)         (0.28)
Year Ended June 30, 2004 (f)                     13.60        0.05          5.60           5.65
Year Ended June 30, 2003                         14.60        0.05         (0.72)         (0.67)
Year Ended June 30, 2002                         13.23        0.03          1.58           1.61
Year Ended June 30, 2001                         12.26        0.13          1.74           1.87
Year Ended June 30, 2000                         12.06        0.09          1.04           1.13



                                                           DISTRIBUTIONS
                                              ---------------------------------------
                                                                                       NET ASSET
                                                   NET         NET                       VALUE,
                                               INVESTMENT   REALIZED       TOTAL         END OF          TOTAL
                                                 INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                              ------------ ---------- --------------- ----------- ----------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)      (0.15)       (0.80)        (0.95)       $ 19.93        10.78% (a)
Period Ended September 30, 2004 (d)                 --           --            --          18.83        (1.52%)(a)
Period Ended June 30, 2004 (e)                      --           --            --          19.12         0.42% (a)
CLASS C
Six Months Ended March 31, 2005 (Unaudited)      (0.10)       (0.80)        (0.90)       $ 19.83        10.37% (a)
Period Ended September 30, 2004 (d)                 --           --            --          18.77        (1.68%)(a)
Period Ended June 30, 2004 (e)                      --           --            --          19.09         0.26% (a)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)      (0.11)       (0.80)        (0.91)       $ 19.92        10.66% (a)
Period Ended September 30, 2004 (d)                 --           --            --          18.81        (1.57%)(a)
Period Ended June 30, 2004 (e)                      --           --            --          19.11         0.37% (a)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)      (0.16)       (0.80)        (0.96)       $ 19.98        10.95% (a)
Period Ended September 30, 2004 (d)                 --           --            --          18.86        (1.46%)(a)
Year Ended June 30, 2004 (f)                     (0.05)       (0.06)        (0.11)         19.14        41.63%
Year Ended June 30, 2003                         (0.04)       (0.29)        (0.33)         13.60        (4.55%)
Year Ended June 30, 2002                         (0.02)       (0.22)        (0.24)         14.60        12.44%
Year Ended June 30, 2001                         (0.13)       (0.77)        (0.90)         13.23        16.82%
Year Ended June 30, 2000                         (0.07)       (0.86)        (0.93)         12.26         9.91%

                                                                              RATIOS/SUPPLEMENTAL DATA
                                              ---------------------------------------------------------------------------------
                                                                                    RATIO OF NET
                                                                                     INVESTMENT
                                                 NET ASSETS,         RATIO OF          INCOME          RATIO OF
                                                   END OF           EXPENSES TO       (LOSS) TO      EXPENSES TO
                                                   PERIOD            AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                                  (000'S)           NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                               -------------     --------------- ------------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)      $  5,695           1.28%(b)          (0.03%)(b)        1.70%(b)          5%
Period Ended September 30, 2004 (d)                 1,522           1.28%(b)           0.04% (b)        1.63%(b)          3%
Period Ended June 30, 2004 (e)                        405           1.26%(b)           0.00% (b)        1.91%(b)         11%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)      $    350           2.03%(b)          (0.78%)(b)        2.20%(b)          5%
Period Ended September 30, 2004 (d)                   167           2.03%(b)          (0.70%)(b)        2.06%(b)          3%
Period Ended June 30, 2004 (e)                          4           2.03%(b)          (0.62%)(b)        2.22%(b)         11%
CLASS R
Six Months Ended March 31, 2005 (Unaudited)      $    119           1.53%(b)          (0.28%)(b)        1.70%(b)          5%
Period Ended September 30, 2004 (d)                    94           1.53%(b)          (0.29%)(b)        1.67%(b)          3%
Period Ended June 30, 2004 (e)                        104           1.49%(b)           0.15% (b)        2.17%(b)         11%
CLASS S
Six Months Ended March 31, 2005 (Unaudited)      $227,227           1.03%(b)           0.23% (b)        1.20%(b)          5%
Period Ended September 30, 2004 (d)               218,871           1.03%(b)           0.22% (b)        1.16%(b)          3%
Year Ended June 30, 2004 (f)                      234,956           1.03%              0.31%            1.20%            11%
Year Ended June 30, 2003                           92,202           1.03%              0.36%            1.08%            17%
Year Ended June 30, 2002                           96,312           1.03%              0.26%                 (c)         34%
Year Ended June 30, 2001                           62,162           1.03%              1.20%                 (c)         29%
Year Ended June 30, 2000                           45,440           1.07%              0.66%                 (c)         18%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.
(b) Annualized.
(c) There were no waivers or reimbursements during the period.
(d) For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Small Cap International Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   INVESTMENT ACTIVITIES
                                                          ----------------------------------------
                                                                        NET REALIZED
                                                                             AND
                                               NET ASSET       NET       UNREALIZED
                                                 VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                               BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                               OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                              ----------- ------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)     $ 9.81         (0.02)         0.92         0.88
Period Ended September 30, 2004 (c)              10.53         (0.01)        (0.71)       (0.72)
Period Ended June 30, 2004 (d)                   10.37          0.03          0.13         0.16
CLASS C
Six Months Ended March 31, 2005 (Unaudited)     $ 9.78         (0.05)         0.91         0.86
Period Ended September 30, 2004 (c)              10.51         (0.03)        (0.70)       (0.73)
Period Ended June 30, 2004 (d)                   10.37          0.02          0.12         0.14
CLASS R
Six Months Ended March 31, 2005 (Unaudited)     $ 9.80         (0.03)         0.92         0.89
Period Ended September 30, 2004 (c)              10.53         (0.02)        (0.71)       (0.73)
Period Ended June 30, 2004 (d)                   10.37          0.03          0.13         0.16
CLASS S
Six Months Ended March 31, 2005 (Unaudited)     $ 9.82         (0.01)         0.92         0.89
Period Ended September 30, 2004 (c)              10.53            --         (0.71)       (0.71)
Year Ended June 30, 2004 (e)                      7.58            --          2.95         2.95
Year Ended June 30, 2003                          7.32          0.02          0.71         0.73
Year Ended June 30, 2002                          8.56         (0.06)        (1.18)       (1.24)
Period Ended June 30, 2001 (f)                   10.00         (0.02)        (1.42)       (1.44)

                                                                 DISTRIBUTIONS
                                              ---------------------------------------------------
                                                                                                    NET ASSET
                                                   NET                      NET                       VALUE,
                                               INVESTMENT     RETURN     REALIZED       TOTAL         END OF          TOTAL
                                                 INCOME     OF CAPITAL     GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                              ------------ ------------ ---------- --------------- ----------- ---------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)       (0.02)          --        --         (0.02)         $ 10.69        9.14% (a)
Period Ended September 30, 2004 (c)                  --           --        --            --             9.81       (6.84%)(a)
Period Ended June 30, 2004 (d)                       --           --        --            --            10.53        1.54% (a)
CLASS C
Six Months Ended March 31, 2005 (Unaudited)          --           --        --            --          $ 10.64        8.79% (a)
Period Ended September 30, 2004 (c)                  --           --        --            --             9.78       (6.95%)(a)
Period Ended June 30, 2004 (d)                       --           --        --            --            10.51        1.35% (a)
CLASS R
Six Months Ended March 31, 2005 (Unaudited)          --           --        --            --          $ 10.69        9.08% (a)
Period Ended September 30, 2004 (c)                  --           --        --            --             9.80       (6.93%)(a)
Period Ended June 30, 2004 (d)                       --           --        --            --            10.53        1.54% (a)
CLASS S
Six Months Ended March 31, 2005 (Unaudited)       (0.02)          --        --         (0.02)         $ 10.71        9.34% (a)
Period Ended September 30, 2004 (c)                  --           --        --            --             9.82       (6.74%)(a)
Year Ended June 30, 2004 (e)                         --           --        --            --            10.53       38.92%
Year Ended June 30, 2003                             --        (0.47)       --         (0.47)            7.58        9.77%
Year Ended June 30, 2002                             --           --        --            --             7.32      (14.45%)
Period Ended June 30, 2001 (f)                       --           --        --            --             8.56      (14.40%)(a)

                                                                        RATIOS/SUPPLEMENTAL DATA
                                              ----------------------------------------------------------------------------
                                                                               RATIO OF NET
                                                                                INVESTMENT
                                                NET ASSETS,     RATIO OF          INCOME          RATIO OF
                                                  END OF       EXPENSES TO       (LOSS) TO      EXPENSES TO
                                                  PERIOD        AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                                 (000'S)       NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                              ------------- --------------- ------------------ -------------- ------------
CLASS A
Six Months Ended March 31, 2005 (Unaudited)      $  508         1.85%(b)        (0.47%)(b)         4.92%(b)        28%
Period Ended September 30, 2004 (c)                 207         1.85%(b)        (0.31%)(b)         4.41%(b)        12%
Period Ended June 30, 2004 (d)                      223         1.86%(b)         1.60% (b)         9.43%(b)        50%
CLASS C
Six Months Ended March 31, 2005 (Unaudited)      $    3         2.60%(b)        (1.04%)(b)         5.38%(b)        28%
Period Ended September 30, 2004 (c)                   3         2.57%(b)        (1.02%)(b)         4.96%(b)        12%
Period Ended June 30, 2004 (d)                        3         2.56%(b)         1.20% (b)         8.66%(b)        50%
CLASS R
Six Months Ended March 31, 2005 (Unaudited)      $    3         2.10%(b)        (0.53%)(b)         4.86%(b)        28%
Period Ended September 30, 2004 (c)                   3         2.07%(b)        (0.53%)(b)         4.49%(b)        12%
Period Ended June 30, 2004 (d)                        3         2.06%(b)         1.69% (b)         8.23%(b)        50%
CLASS S
Six Months Ended March 31, 2005 (Unaudited)      $5,294         1.60%(b)        (0.03%)(b)         4.47%(b)        28%
Period Ended September 30, 2004 (c)               4,785         1.60%(b)        (0.06%)(b)         3.90%(b)        12%
Year Ended June 30, 2004 (e)                      5,092         1.60%            0.01%             5.12%           50%
Year Ended June 30, 2003                          3,286         1.60%           (0.03%)            2.06%           62%
Year Ended June 30, 2002                          2,993         1.60%           (0.75%)            2.71%          163%
Period Ended June 30, 2001 (f)                    3,506         1.60%(b)        (0.36%)(b)         2.14%(b)        37%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.
(b) Annualized.
(c) For the period from July 1, 2004 to September 30, 2004.
(d) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(e) The existing class of shares was designated Class S shares as of April 19, 2004.
(f) For the period from December 19, 2000 (commencement of operations) to June 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on approval of shareholders, sixteen separate investment portfolios were reorganized as investment portfolios of Tamarack. This semi-annual report includes the following eight investment portfolios ("Funds"):

- Tamarack Large Cap Growth Fund ("Large Cap Growth Fund") (formerly Tamarack Large Cap Equity Fund)
- Tamarack Mid Cap Growth Fund ("Mid Cap Growth Fund") (formerly Tamarack Mid Cap Equity Fund)
- Tamarack Small Cap Growth Fund ("Small Cap Growth Fund") (formerly Tamarack Small Cap Equity Fund)
- Tamarack Enterprise Fund ("Enterprise Fund")
- Tamarack Enterprise Small Cap Fund ("Enterprise Small Cap Fund")
- Tamarack Value Fund ("Value Fund")
- Tamarack Microcap Value Fund ("Microcap Value Fund")
- Tamarack Small Cap International Fund ("Small Cap International Fund")

The Large Cap Growth, Mid Cap Growth, Small Cap Growth and Enterprise Funds offer five share classes: Class A, Class C, Class R, Class I and Class S shares. The Enterprise Small Cap, Value, Microcap Value and Small Cap International Funds offer four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R (available to 401K and certain other plans) and Class I shares (intended for Institutional investors) are not subject to either a front-end sales charge or CDSC. Class S shares are closed to new investors.

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:
The value of an equity security traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Short-term securities with less than

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

60 days to maturity at time of purchase are valued at amortized cost. If there was no sale on the primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Board approved pricing and valuation procedures Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the Value Time. Investments in open-end investment companies are valued at net asset value.

INVESTMENT TRANSACTIONS:
Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

FINANCIAL INSTRUMENTS:
The Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give a Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. A Fund would recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the period ended March 31, 2005.

FOREIGN CURRENCY TRANSLATION:
The accounting records of the Funds are maintained in U.S. dollars. The Funds may hold non-dollar denominated securities and these securities and other assets and liabilities of the Funds denominated in a foreign currency are translated daily into U.S. dollars at current exchange rates from time to time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.

The Funds do not separately disclose that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such changes in rates are included with the net realized and unrealized gain or loss from investments and foreign currencies. Net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid.

DISTRIBUTIONS TO SHAREHOLDERS:
Each of the Funds pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g., expiring capital loss carry forward and foreign currency transactions), they are reclassified within a Fund's capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

SECURITIES LENDING:
The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent ("Wells Fargo Bank") a percentage of the lending income. Securities lending income is

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assumes all risk of loss arising out of collateral investment loss and any resulting collateral deficiencies.

As of March 31, 2005, the following Funds had securities with the following market values on loan:

                                  Value of Securities
                                        Loaned           Value of Collateral
                                  -------------------    -------------------
Large Cap Growth Fund                 $26,157,046            $26,179,365
Mid Cap Growth Fund                    16,463,221             16,477,257
Enterprise Fund                        29,750,800             29,776,163
Enterprise Small Cap Fund              10,399,941             10,445,838
Value Fund                             52,164,710             52,429,823

See page 82, Notes to Schedules of Investments, for a detailed breakdown of the collateral.
--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

                                        Average Daily Net
                                         Assets of Fund          Annual Rate
                                        -----------------        -----------
Large Cap Growth Fund                                                0.70%
Mid Cap Growth Fund                                                  0.70%
Small Cap Growth Fund                                                0.70%
Enterprise Fund                         Up to $30 million            1.40%
                                        Over $30 million             0.90%
Enterprise Small Cap Fund               Up to $30 million            1.40%
                                        Over $30 million             0.90%
Value Fund                                                           0.85%
Microcap Value Fund                                                  0.90%
Small Cap International Fund                                         1.45%

Effective March 7, 2005, Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S shares of each fund to the following levels:

                                          Annual Rate
                                          -----------
Large Cap Growth Fund Class S                1.00%
Mid Cap Growth Fund Class S                  1.10%
Small Cap Growth Fund Class S                1.43%
Enterprise Fund Class S                      1.08%
Enterprise Small Cap Fund Class S            1.30%
Value Fund Class S                           1.08%
Microcap Value Fund Class S                  1.12%
Small Cap International Fund Class S         1.60%

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

Classes A, C, and R vary from these limits only by the addition of class specific 12b-1 fees. This expense limitation agreement is in place until March 8, 2006 for the Funds. In addition, until May 1, 2005, Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Large Cap Growth Fund, Microcap Value Fund and Value Fund to 0.85%, 1.03% and 0.96%, respectively. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur employs, at its own expense, Babson Capital Management LLC as sub-advisor to provide day-to-day portfolio management for the Enterprise, Enterprise Small Cap, Microcap Value and Value Funds. Voyageur employs, at its own expense, Denver Investment Advisors LLC as sub-advisor to provide day-to-day portfolio management for the Small Cap International Fund.

Voyageur serves as administrator to the Funds and BISYS Fund Services Limited Partnership ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of each Fund's average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.
--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the maximum Plan fee rate for each class.

                        Class A              Class C              Class R
                        -------              -------              -------
12b-1 Plan Fee           0.50%*               1.00%                0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The Distributor is currently waiving 0.25% of the Plan fee for Class A. These voluntary waivers will continue until at least March 31, 2006.

For the period from October 1, 2004 to March 31, 2005 for Large Cap Growth, Mid Cap Growth and Small Cap Growth, Enterprise, Enterprise Small Cap, Value, Microcap Value and Small Cap International Funds, the Distributor received commissions of $32,219 from front-end sales charges of Class A shares and $328 from CDSC fees from Class C shares of the Funds, of which $1,178 was paid back to affiliated broker-dealers of the Funds.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended March 31, 2005 were as follows:

                                        Purchases               Sales
                                        ---------               -----

Large Cap Growth Fund                  $31,181,995           $ 66,302,286
Mid Cap Growth Fund                     10,642,649             30,520,929
Small Cap Growth Fund                    1,217,704              6,652,699
Enterprise Fund                         67,991,156             78,840,891
Enterprise Small Cap Fund               12,613,256             16,943,306
Value Fund                              75,290,439            101,550,440
Microcap Value Fund                     11,230,384             20,871,471
Small Cap International Fund             1,688,407              1,471,183
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest ("shares outstanding") without par value. Transactions in shares of the Funds are summarized below:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK LARGE CAP GROWTH FUND

                                                               FOR THE            FOR THE               FOR THE
                                                          SIX MONTHS ENDED      PERIOD ENDED           YEAR ENDED
                                                              MARCH 31,         SEPTEMBER 30,           APRIL 30,
                                                                2005               2004 (c)               2004
                                                         ------------------    ---------------       --------------
                                                             (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $    731,994         $  1,342,677        $    2,160,504
  Proceeds from shares exchanged from Class B                          -                    -             1,987,261
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                     (2,874,302)          (1,418,512)           (2,533,741)
                                                            ------------         ------------        --------------
  Change in Class A                                         $ (2,142,308)        $    (75,835)       $    1,614,024
                                                            ------------         ------------        --------------
CLASS B (f)
  Proceeds from shares issued                               $          -         $          -        $       18,891
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -              (463,535)
  Cost of shares exchanged to Class A                                  -                    -            (1,987,261)
                                                            ------------         ------------        ---------------
  Change in Class B                                         $          -         $          -        $   (2,431,905)
                                                            ------------         ------------        ---------------
CLASS I
  Proceeds from shares issued                               $    475,900         $    551,537        $   13,734,446
  Dividends reinvested                                            21,487                    -                     -
  Cost of shares redeemed                                     (9,135,910)          (8,996,501)          (27,086,490)
                                                            ------------         ------------        --------------
  Change in Class I                                         $ (8,638,523)        $ (8,444,964)       $  (13,352,044)
                                                            ------------         ------------        --------------
CLASS C
  Proceeds from shares issued                               $          -         $          -        $        3,275 (a)
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                         $          -         $          -        $        3,275
                                                            ------------         ------------        --------------
CLASS R
  Proceeds from shares issued                               $      3,692         $     62,311        $        3,275 (a)
  Dividends reinvested                                                42                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                         $      3,734         $     62,311        $        3,275
                                                            ------------         ------------        --------------
CLASS S
  Proceeds from shares issued                               $  4,983,078         $  1,096,877        $       75,766 (a)
  Proceeds from shares issued in connection with merger                -                    -           196,009,945 (a)
  Dividends reinvested                                           291,967                    -                     -
  Cost of shares redeemed                                    (29,513,208)         (20,453,504)           (1,042,227)(a)
                                                            ------------         ------------        --------------
  Change in Class S                                         $(24,238,163)        $(19,356,627)       $  195,043,484
                                                            ------------         ------------        --------------
  Change in net assets from capital transactions            $(35,015,260)        $(27,815,115)       $  180,880,109
                                                            ============         ============        ==============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                          71,038              133,645               225,968
  Issued in connection with exchange from Class B                      -                    -               202,575
  Reinvested                                                           -                    -                     -
  Redeemed                                                      (276,730)            (143,043)            (267,598)
                                                            ------------         ------------        --------------
  Change in Class A                                             (205,692)              (9,398)              160,945
                                                            ------------         ------------        --------------
CLASS B (f)
  Issued                                                               -                    -                11,459
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -               (59,888)
  Cost of shares exchanged to Class A                                  -                    -              (211,862)
                                                            ------------         ------------        --------------
  Change in Class B                                                    -                    -              (260,291)
                                                            ------------         ------------        --------------
CLASS I
  Issued                                                          46,228               54,947             1,429,324
  Reinvested                                                       2,004                    -                     -
  Redeemed                                                      (885,235)            (908,488)           (2,838,108)
                                                            ------------         ------------        --------------
  Change in Class I                                             (837,003)            (853,541)           (1,408,784)
                                                            ------------         ------------        --------------
CLASS C
  Issued                                                               -                    -                   319 (a)
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------       ---------------
  Change in Class C                                                    -                    -                   319
                                                            ------------         ------------       ---------------
CLASS R
  Issued                                                             360                6,288                   319 (a)
  Reinvested                                                           4                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------       ---------------
  Change in Class R                                                  364                6,288                   319
                                                            ------------         ------------       ---------------
CLASS S
  Issued                                                         467,160              110,347                 6,031 (a)
  Issued in connection with merger                                     -                    -            18,955,270 (a)
  Reinvested                                                      27,238                    -                     -
  Redeemed                                                    (2,802,582)          (2,054,541)              (96,982)(a)
                                                            ------------         ------------        --------------
  Change in Class S                                           (2,308,184)          (1,944,194)           18,864,319
                                                            ------------         ------------        --------------
  Change in shares from capital transactions                  (3,350,515)          (2,800,845)           17,356,827
                                                            ============         ============        ==============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK MID CAP GROWTH FUND

                                                              FOR THE             FOR THE               FOR THE
                                                         SIX MONTHS ENDED       PERIOD ENDED           YEAR ENDED
                                                             MARCH 31,          SEPTEMBER 30,           APRIL 30,
                                                               2005                2004 (c)               2004
                                                        ------------------     ---------------       --------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $  8,159,678         $  5,844,789        $   23,573,624
  Proceeds from shares exchanged from Class B                          -                    -             6,045,653
  Dividends reinvested                                         9,192,096                    -                     -
  Cost of shares redeemed                                    (11,181,010)          (6,404,133)          (18,710,085)
                                                            ------------         ------------        --------------
  Change in Class A                                         $  6,170,764         $   (559,344)       $   10,909,192
                                                            ------------         ------------        --------------
CLASS B (f)
  Proceeds from shares issued                               $          -         $          -        $       20,658
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -            (3,028,018)
  Cost of shares exchanged to Class A                                  -                    -            (6,045,653)
                                                            ------------         ------------        --------------
  Change in Class B                                         $          -         $          -        $   (9,053,013)
                                                            ------------         ------------        --------------
CLASS I
  Proceeds from shares issued                               $  7,984,210         $  1,804,334        $   21,681,784
  Dividends reinvested                                         4,657,566                    -                     -
  Cost of shares redeemed                                    (24,466,282)         (17,132,569)          (74,859,941)
                                                            ------------         ------------        --------------
  Change in Class I                                         $(11,824,506)        $(15,328,235)       $  (53,178,157)
                                                            ------------         ------------        --------------
CLASS C
  Proceeds from shares issued                               $    287,992         $     10,000        $        3,025 (a)
  Dividends reinvested                                             1,742                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                         $    289,734         $     10,000        $        3,025
                                                            ------------         ------------        --------------
CLASS R
  Proceeds from shares issued                               $      3,347         $     70,242        $        3,025 (a)
  Dividends reinvested                                            10,040                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                         $     13,387         $     70,242        $        3,025
                                                            ------------         ------------        --------------
CLASS S
  Proceeds from shares issued                               $     36,213         $    222,116        $        4,370 (a)
  Proceeds from shares issued in connection with merger                -                    -                     -
  Dividends reinvested                                            30,197                    -                     -
  Cost of shares redeemed                                        (26,579)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class S                                         $     39,831         $    222,116        $        4,370
                                                            ------------         ------------        --------------
  Change in net assets from capital transactions            $ (5,310,790)        $(15,585,221)       $  (51,311,558)
                                                            ============         ============        ==============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                         710,783              490,556             2,096,445
  Issued in connection with exchange from Class B                      -                    -               506,336
  Reinvested                                                     827,371                    -                     -
  Redeemed                                                      (968,943)            (535,959)           (1,668,623)
                                                            ------------         ------------        --------------
  Change in Class A                                              569,211              (45,403)              934,158
                                                            ------------         ------------        --------------
CLASS B (f)
  Issued                                                               -                    -                47,063
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -              (343,358)
  Cost of shares exchanged to Class A                                  -                    -              (551,611)
                                                            ------------         ------------        --------------
  Change in Class B                                                    -                    -              (847,906)
                                                            ------------         ------------        --------------
CLASS I
  Issued                                                         657,918              148,303             1,880,365
  Reinvested                                                     409,276                    -                     -
  Redeemed                                                    (2,036,890)          (1,425,559)           (6,374,888)
                                                            ------------         ------------        --------------
  Change in Class I                                             (969,696)          (1,277,256)           (4,494,523)
                                                            ------------         ------------        --------------
CLASS C
  Issued                                                          26,695                  861                   242 (a)
  Reinvested                                                         158                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                               26,853                  861                   242
                                                            ------------         ------------        --------------
CLASS R
  Issued                                                             293                5,994                   242 (a)
  Reinvested                                                         906                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                                1,199                5,994                   242
                                                            ------------         ------------        --------------
CLASS S
  Issued                                                           2,965               18,681                   345 (a)
  Issued in connection with merger                                     -                    -                     -
  Reinvested                                                       2,653                    -                     -
  Redeemed                                                        (2,324)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class S                                                3,294               18,681                   345
                                                            ------------         ------------        --------------
  Change in shares from capital transactions                    (369,139)          (1,297,123)           (4,407,442)
                                                            ------------         ------------        --------------

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK SMALL CAP GROWTH FUND

                                                              FOR THE              FOR THE             FOR THE
                                                         SIX MONTHS ENDED        PERIOD ENDED         YEAR ENDED
                                                             MARCH 31,          SEPTEMBER 30,          APRIL 30,
                                                               2005                2004 (c)              2004
                                                        ------------------     ---------------       --------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $    910,126         $  1,189,842        $    2,106,017
  Proceeds from shares exchanged from Class B                          -                    -             2,202,168
  Dividends reinvested                                         1,252,211                    -                     -
  Cost of shares redeemed                                     (1,536,744)            (872,973)           (2,597,589)
                                                            ------------         ------------        --------------
  Change in Class A                                         $    625,593         $    316,869        $    1,710,596
                                                            ------------         ------------        --------------
CLASS B (f)
  Proceeds from shares issued                               $          -         $          -        $        3,067
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -              (540,799)
  Cost of shares exchanged to Class A                                  -                    -            (2,202,168)
                                                            ------------         ------------        --------------
  Change in Class B                                         $          -         $          -        $   (2,739,900)
                                                            ------------         ------------        --------------
CLASS I
  Proceeds from shares issued                               $     87,436         $    198,992        $    8,599,093
  Dividends reinvested                                           712,681                    -                     -
  Cost of shares redeemed                                     (5,002,766)          (4,784,620)          (15,037,546)
                                                            ------------         ------------        --------------
  Change in Class I                                         $ (4,202,649)        $ (4,585,628)       $   (6,438,453)
                                                            ------------         ------------        --------------
CLASS C
  Proceeds from shares issued                               $     23,483         $    229,687        $        3,275 (a)
  Dividends reinvested                                            32,389                    -                     -
  Cost of shares redeemed                                        (41,257)             (29,190)                    -
                                                            ------------         ------------        --------------
  Change in Class C                                         $     14,615         $    200,497        $        3,275
                                                            ------------         ------------        --------------
CLASS R
  Proceeds from shares issued                               $     54,722         $     16,441        $        5,275 (a)
  Dividends reinvested                                             3,481                    -                     -
  Cost of shares redeemed                                        (23,870)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                         $     34,333         $     16,441        $        5,275
                                                            ------------         ------------        --------------
CLASS S
  Proceeds from shares issued                               $     37,703         $     16,418        $        3,275 (a)
  Proceeds from shares issued in connection with merger                -                    -                     -
  Dividends reinvested                                             8,468                    -                     -
  Cost of shares redeemed                                            (10)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class S                                         $     46,161         $     16,418        $        3,275
                                                            ------------         ------------        --------------
  Change in net assets from capital transactions            $ (3,481,947)        $ (4,035,403)       $   (7,455,932)
                                                            ============         ============        ==============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                          66,821               89,307               169,571
  Issued in connection with exchange from Class B                      -                    -               170,843
  Reinvested                                                      96,324                    -                     -
  Redeemed                                                      (113,247)             (66,271)             (203,991)
                                                            ------------         ------------        --------------
  Change in Class A                                               49,898               23,036               136,423
                                                            ------------         ------------        --------------
CLASS B (f)
  Issued                                                               -                    -                11,042
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -               (55,956)
  Cost of shares exchanged to Class A                                  -                    -              (181,547)
                                                            ------------         ------------        --------------
  Change in Class B                                                    -                    -              (226,461)
                                                            ------------         ------------        --------------
CLASS I
  Issued                                                           6,458               14,786               664,168
  Reinvested                                                      53,747                    -                     -
  Redeemed                                                      (345,785)            (356,401)           (1,234,140)
                                                            ------------         ------------        --------------
  Change in Class I                                             (285,580)            (341,615)             (569,972)
                                                            ------------         ------------        --------------
CLASS C
  Issued                                                           1,782               17,537                   240 (a)
  Reinvested                                                       2,507                    -                     -
  Redeemed                                                        (3,021)              (2,224)                    -
                                                            ------------         ------------        --------------
  Change in Class C                                                1,268               15,313                   240
                                                            ------------         ------------        --------------
CLASS R
  Issued                                                           4,345                1,187                   388 (a)
  Reinvested                                                         269                    -                     -
  Redeemed                                                        (1,840)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                                2,774                1,187                   388
                                                            ------------         ------------        --------------
CLASS S
  Issued                                                           2,509                1,246                   237 (a)
  Issued in connection with merger                                     -                    -                     -
  Reinvested                                                         639                    -                     -
  Redeemed                                                            (1)                   -                     -
                                                            -------------        ------------        --------------
  Change in Class S                                                3,147                1,246                   237
                                                            ------------         ------------        --------------
  Change in shares from capital transactions                    (228,493)            (300,833)             (659,145)
                                                            ============         ============        ==============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK ENTERPRISE FUND

                                                              FOR THE               FOR THE             FOR THE
                                                         SIX MONTHS ENDED        PERIOD ENDED          YEAR ENDED
                                                             MARCH 31,           SEPTEMBER 30,          JUNE 30,
                                                               2005                2004 (d)               2004
                                                        ------------------      ---------------      --------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $  6,714,616         $  1,475,584        $    1,812,247 (b)
  Proceeds from shares exchanged from Class B                          -                    -                     -
  Dividends reinvested                                           196,368                    -                     -
  Cost of shares redeemed                                       (816,144)             (37,087)                    -
                                                            ------------         ------------        --------------
  Change in Class A                                         $  6,094,840         $  1,438,497        $    1,812,247
                                                            ------------         ------------        --------------
CLASS B (f)
  Proceeds from shares issued                               $          -         $          -        $            -
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
  Cost of shares exchanged to Class A                                  -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class B                                         $          -         $          -        $            -
                                                            ------------         ------------        --------------
CLASS I
  Proceeds from shares issued                               $  2,145,244         $ 26,706,929 (e)    $            -
  Dividends reinvested                                         1,038,060                    -                     -
  Cost of shares redeemed                                     (3,694,648)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class I                                         $   (511,344)        $ 26,706,929        $            -
                                                            ------------         ------------        --------------
CLASS C
  Proceeds from shares issued                               $    343,168         $     49,195        $       22,452 (b)
  Dividends reinvested                                             6,849                    -                     -
  Cost of shares redeemed                                           (402)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                         $    349,615         $     49,195        $       22,452
                                                            ------------         ------------        --------------
CLASS R
  Proceeds from shares issued                               $     49,256         $      3,000        $        3,275 (b)
  Dividends reinvested                                               255                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                         $     49,511         $      3,000        $        3,275
                                                            ------------         ------------        --------------
CLASS S
  Proceeds from shares issued                               $ 11,270,479         $  6,050,929        $  158,810,085
  Proceeds from shares issued in connection with merger                -                    -                     -
  Dividends reinvested                                        12,015,924                    -                38,566
  Cost of shares redeemed                                    (50,777,895)         (24,704,151)          (79,156,190)
                                                            ------------         ------------        --------------
  Change in Class S                                         $(27,491,492)        $(18,653,222)       $   79,692,461
                                                            ------------         ------------        --------------
  Change in net assets from capital transactions            $(21,508,870)        $  9,544,399        $   81,530,435
                                                            ============         ============        ==============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                         272,579               64,412                78,360 (b)
  Issued in connection with exchange from Class B                      -                    -                     -
  Reinvested                                                       7,861                    -                     -
  Redeemed                                                       (33,549)              (1,702)                    -
                                                            ------------         ------------        --------------
  Change in Class A                                              246,891               62,710                78,360
                                                            ------------         ------------        --------------
CLASS B (f)
  Issued                                                               -                    -                     -
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
  Cost of shares exchanged to Class A                                  -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class B                                                    -                    -                     -
                                                            ------------         ------------        --------------
CLASS I
  Issued                                                          87,161            1,119,787 (e)                 -
  Reinvested                                                      41,456                    -                     -
  Redeemed                                                      (150,306)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class I                                              (21,689)           1,119,787                     -
                                                            ------------         ------------        --------------
CLASS C
  Issued                                                          14,134                2,169                   977 (b)
  Reinvested                                                         276                    -                     -
  Redeemed                                                           (16)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                               14,394                2,169                   977
                                                            ------------         ------------        --------------
CLASS R
  Issued                                                           1,974                  135                   136 (b)
  Reinvested                                                          10                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                                1,984                  135                   136
                                                            ------------         ------------        --------------
CLASS S
  Issued                                                         456,155              265,511             7,066,008
  Issued in connection with merger                                     -                    -                     -
  Reinvested                                                     480,061                    -                 1,685
  Redeemed                                                    (2,060,214)          (1,086,623)           (3,572,168)
                                                            ------------         ------------        --------------
  Change in Class S                                           (1,123,998)            (821,112)            3,495,525
                                                            ------------         ------------        --------------
  Change in shares from capital transactions                    (882,418)             363,689             3,574,998
                                                            ============         ============        ==============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK ENTERPRISE SMALL CAP FUND

                                                              FOR THE              FOR THE              FOR THE
                                                         SIX MONTHS ENDED        PERIOD ENDED          YEAR ENDED
                                                             MARCH 31,          SEPTEMBER 30,           JUNE 30,
                                                               2005                2004 (d)               2004
                                                        ------------------     ---------------       --------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $  1,595,754         $    974,709        $      871,144 (b)
  Proceeds from shares exchanged from Class B                          -                    -                     -
  Dividends reinvested                                           185,455                    -                     -
  Cost of shares redeemed                                       (921,881)            (102,607)              (27,292)(b)
                                                            ------------         ------------        --------------
  Change in Class A                                         $    859,328         $    872,102        $      843,852
                                                            ------------         ------------        --------------
CLASS B (f)
  Proceeds from shares issued                               $          -         $          -        $            -
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
  Cost of shares exchanged to Class A                                  -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class B                                         $          -         $          -        $            -
                                                            ------------         ------------        --------------
CLASS I
  Proceeds from shares issued                               $          -         $          -        $            -
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class I                                         $          -         $          -        $            -
                                                            ------------         ------------        --------------
CLASS C
  Proceeds from shares issued                               $     19,545         $     25,253        $      187,776 (b)
  Dividends reinvested                                            14,187                    -                     -
  Cost of shares redeemed                                        (47,143)             (29,644)                    -
                                                            ------------         ------------        --------------
  Change in Class C                                         $    (13,411)        $     (4,391)       $      187,776
                                                            ------------         ------------        --------------
CLASS R
  Proceeds from shares issued                               $     14,037         $          -        $        3,275 (b)
  Dividends reinvested                                               953                    -                     -
  Cost of shares redeemed                                            (25)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                         $     14,965         $          -        $        3,275
                                                            ------------         ------------        --------------
CLASS S
  Proceeds from shares issued                               $  1,470,703         $    533,095        $   14,405,870
  Proceeds from shares issued in connection with merger                -                    -                     -
  Dividends reinvested                                         5,242,047                    -                     -
  Cost of shares redeemed                                     (7,251,050)          (2,157,622)          (11,554,249)
                                                            ------------         ------------        --------------
  Change in Class S                                         $   (538,300)        $ (1,624,527)       $    2,851,621
                                                            ------------         ------------        --------------
  Change in net assets from capital transactions            $    322,582         $   (756,816)       $    3,886,524
                                                            ============         ============        ==============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                          47,088               30,625                27,839 (b)
  Issued in connection with exchange from Class B                      -                    -                     -
  Reinvested                                                       5,553                    -                     -
  Redeemed                                                       (28,117)              (3,275)                 (846)(b)
                                                            ------------         ------------        --------------
  Change in Class A                                               24,524               27,350                26,993
                                                            ------------         ------------        --------------
CLASS B (f)
  Issued                                                               -                    -                     -
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
  Cost of shares exchanged to Class A                                  -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class B                                                    -                    -                     -
                                                            ------------         ------------        --------------
CLASS I
  Issued                                                               -                    -                     -
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class I                                                    -                    -                     -
CLASS C
  Issued                                                             580                  802                 6,176 (b)
  Reinvested                                                         427                    -                     -
  Redeemed                                                        (1,418)                (949)                    -
                                                            ------------         ------------        --------------
  Change in Class C                                                 (411)                (147)                6,176
                                                            ------------         ------------        --------------
CLASS R
  Issued                                                             405                    -                   101 (b)
  Reinvested                                                          29                    -                     -
  Redeemed                                                            (1)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                                  433                    -                   101
                                                            ------------         ------------        --------------
CLASS S
  Issued                                                          43,912               16,853               470,482
  Issued in connection with merger                                     -                    -                     -
  Reinvested                                                     156,663                    -                     -
  Redeemed                                                      (217,051)             (68,346)             (384,651)
                                                            ------------         ------------        --------------
  Change in Class S                                              (16,476)             (51,493)               85,831
                                                            ------------         ------------        --------------
  Change in shares from capital transactions                       8,070              (24,290)              119,101
                                                            ============         ============        ==============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK VALUE FUND

                                                              FOR THE               FOR THE             FOR THE
                                                         SIX MONTHS ENDED         PERIOD ENDED         YEAR ENDED
                                                             MARCH 31,           SEPTEMBER 30,          JUNE 30,
                                                               2005                 2004 (d)              2004
                                                        ------------------      ---------------      --------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $    957,210         $    419,458        $      290,599 (b)
  Proceeds from shares exchanged from Class B                          -                    -                     -
  Dividends reinvested                                            66,192                    -                     -
  Cost of shares redeemed                                        (22,817)             (13,388)                    -
                                                            ------------         ------------        --------------
  Change in Class A                                         $  1,000,585         $    406,070        $      290,599
                                                            ------------         ------------        --------------
CLASS B (f)
  Proceeds from shares issued                               $          -         $          -        $            -
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
  Cost of shares exchanged to Class A                                  -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class B                                         $          -         $          -        $            -
                                                            ------------         ------------        --------------
CLASS I
  Proceeds from shares issued                               $          -         $          -        $            -
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class I                                         $          -         $          -        $            -
                                                            ------------         ------------        --------------
CDLASS C
  Proceeds from shares issued                               $     16,725         $        600        $        4,475 (b)
  Dividends reinvested                                             1,824                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                         $     18,549         $        600        $        4,475
                                                            ------------         ------------        --------------
CLASS R
  Proceeds from shares issued                               $          -         $          -        $        3,275 (b)
  Dividends reinvested                                               309                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                         $        309         $          -        $        3,275
                                                            ------------         ------------        --------------
CLASS S
  Proceeds from shares issued                               $  9,205,239         $  2,844,610        $   36,828,853
  Proceeds from shares issued in connection with merger                -                    -                     -
  Dividends reinvested                                        34,436,429                    -             7,260,313
  Cost of shares redeemed                                    (35,935,164)         (17,802,259)          (89,961,354)
                                                            ------------         ------------        --------------
  Change in Class S                                         $  7,706,504         $(14,957,649)       $  (45,872,188)
                                                            ------------         ------------        --------------
  Change in net assets from capital transactions            $  8,725,947         $(14,550,979)       $  (45,573,839)
                                                            ============         ============        ==============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                          20,869                9,553                 6,688 (b)
  Issued in connection with exchange from Class B                      -                    -                     -
  Reinvested                                                       1,466                    -                     -
  Redeemed                                                          (502)                (299)                    -
                                                            ------------         ------------        --------------
  Change in Class A                                               21,833                9,254                 6,688
                                                            ------------         ------------        --------------
CLASS B (f)
  Issued                                                               -                    -                     -
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
  Cost of shares exchanged to Class A                                  -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class B                                                    -                    -                     -
                                                            ------------         ------------        --------------
CLASS I
  Issued                                                               -                    -                     -
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class I                                                    -                    -                     -
                                                            ------------         ------------        --------------
CLASS C
  Issued                                                             355                   14                   102 (b)
  Reinvested                                                          41                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                                  396                   14                   102
                                                            ------------         ------------        --------------
CLASS R
  Issued                                                               -                    -                    74 (b)
  Reinvested                                                           7                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                                    7                    -                    74
                                                            ------------         ------------        --------------
CLASS S
  Issued                                                         199,837               64,960               881,158
  Issued in connection with merger                                     -                    -                     -
  Reinvested                                                     762,033                    -               170,742
  Redeemed                                                      (778,187)            (405,882)           (2,138,878)
                                                            ------------         ------------        --------------
  Change in Class S                                              183,683             (340,922)           (1,086,978)
                                                            ------------         ------------        --------------
  Change in shares from capital transactions                     205,919             (331,654)           (1,080,114)
                                                            ============         ============        ==============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK MICROCAP VALUE FUND

                                                              FOR THE              FOR THE               FOR THE
                                                         SIX MONTHS ENDED        PERIOD ENDED          YEAR ENDED
                                                             MARCH 31,          SEPTEMBER 30,           JUNE 30,
                                                               2005                2004 (d)               2004
                                                        ------------------     ---------------       --------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $  4,405,134         $  1,094,614        $      395,773 (b)
  Proceeds from shares exchanged from Class B                          -                    -                     -
  Dividends reinvested                                           138,103                    -                     -
  Cost of shares redeemed                                       (454,449)             (11,968)                    -
                                                            ------------         ------------        --------------
  Change in Class A                                         $  4,088,788         $  1,082,646        $      395,773
                                                            ------------         ------------        --------------
CLASS B (f)
  Proceeds from shares issued                               $          -         $          -        $            -
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
  Cost of shares exchanged to Class A                                  -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class B                                         $          -         $          -        $            -
                                                            ------------         ------------        --------------
CLASS I
  Proceeds from shares issued                               $          -         $          -        $            -
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class I                                         $          -         $          -        $            -
                                                            ------------         ------------        --------------
CLASS C
  Proceeds from shares issued                               $    169,358         $    156,346        $        3,575 (b)
  Dividends reinvested                                            10,671                    -                     -
  Cost of shares redeemed                                         (4,484)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                         $    175,545         $    156,346        $        3,575
                                                            ------------         ------------        --------------
CLASS R
  Proceeds from shares issued                               $     16,067         $      7,393        $      103,289 (b)
  Dividends reinvested                                             4,653                    -                     -
  Cost of shares redeemed                                         (1,198)             (15,055)                    -
                                                            ------------         ------------        --------------
  Change in Class R                                         $     19,522         $     (7,662)       $      103,289
                                                            ------------         ------------        --------------
CLASS S
  Proceeds from shares issued                               $ 12,431,883         $  4,261,465        $  135,935,339
  Proceeds from shares issued in connection with merger                -                    -                     -
  Dividends reinvested                                        10,338,361                    -               822,848
  Cost of shares redeemed                                    (27,452,115)         (16,170,103)          (37,300,490)
                                                            ------------         ------------        --------------
  Change in Class S                                         $ (4,681,871)        $(11,908,638)       $   99,457,697
                                                            ------------         ------------        --------------
  Change in net assets from capital transactions            $   (398,016)        $(10,677,308)       $   99,960,334
                                                            ============         ============        ==============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                         220,537               60,337                21,185 (b)
  Issued in connection with exchange from Class B                      -                    -                     -
  Reinvested                                                       6,859                    -                     -
  Redeemed                                                       (22,571)                (662)                    -
                                                            ------------         ------------        --------------
  Change in Class A                                              204,825               59,675                21,185
                                                            ------------         ------------        --------------
CLASS B (f)
  Issued                                                               -                    -                     -
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
  Cost of shares exchanged to Class A                                  -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class B                                                    -                    -                     -
                                                            ------------         ------------        --------------
CLASS I
  Issued                                                               -                    -                     -
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class I                                                    -                    -                     -
                                                            ------------         ------------        --------------
CLASS C
  Issued                                                           8,451                8,691                   189 (b)
  Reinvested                                                         531                    -                     -
  Redeemed                                                          (225)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                                8,757                8,691                   189
                                                            ------------         ------------        --------------
CLASS R
  Issued                                                             798                  406                 5,444 (b)
  Reinvested                                                         231                    -                     -
  Redeemed                                                           (58)                (834)                    -
                                                            ------------         ------------        --------------
  Change in Class R                                                  971                 (428)                5,444
                                                            ------------         ------------        --------------
CLASS S
  Issued                                                         618,440              232,596             7,588,500
  Issued in connection with merger                                     -                    -                     -
  Reinvested                                                     512,053                    -                47,345
  Redeemed                                                    (1,361,810)            (903,979)           (2,137,437)
                                                            ------------         ------------        --------------
  Change in Class S                                             (231,317)            (671,383)            5,498,408
                                                            ------------         ------------        --------------
  Change in shares from capital transactions                     (16,764)            (603,445)            5,525,226
                                                            ============         ============        ==============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK SMALL CAP INTERNATIONAL FUND

                                                              FOR THE              FOR THE              FOR THE
                                                         SIX MONTHS ENDED        PERIOD ENDED          YEAR ENDED
                                                             MARCH 31,          SEPTEMBER 30,           JUNE 30,
                                                               2005                2004 (d)               2004
                                                        ------------------     ---------------       --------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $    261,001         $         58        $      214,554 (b)
  Proceeds from shares exchanged from Class B                          -                    -                     -
  Dividends reinvested                                               725                    -                     -
  Cost of shares redeemed                                            (59)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class A                                         $    261,667         $         58        $      214,554
                                                            ------------         ------------        --------------
CLASS B (f)
  Proceeds from shares issued                               $          -         $          -        $            -
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
  Cost of shares exchanged to Class A                                  -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class B                                         $          -         $          -        $            -
                                                            ------------         ------------        --------------
CLASS I
  Proceeds from shares issued                               $          -         $          -        $            -
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class I                                         $          -         $          -        $            -
                                                            ------------         ------------        --------------
CLASS C
  Proceeds from shares issued                               $          -         $          -        $        3,275 (b)
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                         $          -         $          -        $        3,275
                                                            ------------         ------------        --------------
CLASS R
  Proceeds from shares issued                               $          -         $          -        $        3,275 (b)
  Dividends reinvested                                                 -                    -                     -
  Cost of shares redeemed                                              -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                         $          -         $          -        $        3,275
                                                            ------------         ------------        --------------
CLASS S
  Proceeds from shares issued                               $     75,909         $     41,930        $    1,143,819
  Proceeds from shares issued in connection with merger                -                    -                     -
  Dividends reinvested                                            12,188                    -                     -
  Cost of shares redeemed                                        (17,284)              (1,527)             (680,497)
                                                            ------------         ------------        --------------
  Change in Class S                                         $     70,813         $     40,403        $      463,322
                                                            ------------         ------------        --------------
  Change in net assets from capital transactions            $    332,480         $     40,461        $      684,426
                                                            ============         ============        ==============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                          26,303                    6                21,145 (b)
  Issued in connection with exchange from Class B                      -                    -                     -
  Reinvested                                                          73                    -                     -
  Redeemed                                                            (5)                   -                     -
                                                            ------------         ------------        --------------
  Change in Class A                                               26,371                    6                21,145
                                                            ------------         ------------        --------------
CLASS B (f)
  Issued                                                               -                    -                     -
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
  Cost of shares exchanged to Class A                                  -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class B                                                    -                    -                     -
                                                            ------------         ------------        --------------
CLASS I
  Issued                                                               -                    -                     -
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class I                                                    -                    -                     -
                                                            ------------         ------------        --------------
CLASS C
  Issued                                                               -                    -                   316 (b)
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class C                                                    -                    -                   316
                                                            ------------         ------------        --------------
CLASS R
  Issued                                                               -                    -                   316 (b)
  Reinvested                                                           -                    -                     -
  Redeemed                                                             -                    -                     -
                                                            ------------         ------------        --------------
  Change in Class R                                                    -                    -                   316
                                                            ------------         ------------        --------------
CLASS S
  Issued                                                           7,320                4,225               115,193
  Issued in connection with merger                                     -                    -                     -
  Reinvested                                                       1,221                    -                     -
  Redeemed                                                        (1,698)                (152)              (64,943)
                                                            ------------         ------------        --------------
  Change in Class S                                                6,843                4,073                50,250
                                                            ------------         ------------        --------------
  Change in shares from capital transactions                      33,214                4,079                72,027
                                                            ============         ============        ==============

(a) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(c) For the period from May 1, 2004 to September 30, 2004.
(d) For the period from July 1, 2004 to September 30, 2004.
(e) For the period from September 30, 2004 to September 30, 2004.
(f) Class B shares were converted to Class A shares on March 24, 2004.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective for the taxable year ended September 30, 2004, each of the Funds changed its annual tax period to September 30th.

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of March 31, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                      Net Unrealized
                                  Tax Cost        Unrealized         Unrealized        Appreciation
                               of Securities     Appreciation       Depreciation      (Depreciation)
                              ---------------   --------------   -----------------   ---------------
Large Cap Growth Fund          $164,383,755     $ 17,435,226     $(10,158,252)          $ 7,276,974
Mid Cap Growth Fund              97,960,105       12,783,817       (3,504,072)            9,279,745
Small Cap Growth Fund            11,398,947        3,543,539         (678,364)            2,865,175
Enterprise Fund                 276,310,830       97,535,219      (14,014,516)           83,520,703
Enterprise Small Cap Fund        51,153,051       25,784,625       (2,238,387)           23,546,238
Value Fund                      263,764,151      129,292,691       (3,157,191)          126,135,500
Microcap Value Fund             173,042,488       70,033,441      (12,549,684)           57,483,757
Small Cap International Fund      4,711,056        1,600,828         (395,715)            1,205,113

During the period ended September 30, 2004, there were no distributions for the Funds.

During the fiscal year ended April 30, 2004, the Large Cap Growth, Mid Cap Growth, and Small Cap Growth Funds had no distributions.

The tax character of distributions during the fiscal year ended June 30, 2004 was as follows:

                                                             Distribution Paid From
                              -----------------------------------------------------------------------------------
                                   Net                                                                  Total
                               Investment     Net Long Term     Total Taxable       Tax Exempt      Distributions
                                 Income       Capital Gains     Distributions     Distributions         Paid
                              ------------   ---------------   ---------------   ---------------   --------------
Enterprise Fund                $   43,832        $        -        $   43,832               $ -        $   43,832
Enterprise Small Cap Fund               -                 -                 -                 -                 -
Value Fund                      3,800,757         3,742,736         7,543,493                 -         7,543,493
Microcap Value Fund               397,468           481,025           878,493                 -           878,493
Small Cap International Fund            -                 -                 -                 -                 -

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

As of September 30, 2004 the components of accumulated earnings/(deficit) on a tax basis was as follows:

                                                                                   Accum.                             Total
                         Undist.         Undist.                                Capital and       Unrealized          Accum.
                        Ordinary        Long-Term        Accum.       Dist.         Other        Appreciation/       Earnings/
                         Income       Capital Gains     Earnings     Payable        Losses        Depreciation       (Deficit)
                       ----------    ---------------  ------------  ---------  -------------    ---------------    -------------
Large Cap Growth
 Fund                  $        -      $         -    $         -      $ -     $(51,463,039)     $  8,493,792      $(42,969,247)
Mid Cap Growth
 Fund                           -       14,589,567     14,589,567        -       (3,250,469)        2,327,841        13,666,939
Small Cap Growth
 Fund                      48,489        1,535,434      1,583,923        -                -         3,538,896         5,122,819
Enterprise Fund         1,379,503       13,162,312     14,541,815        -                -        78,505,610        93,047,425
Enterprise Small Cap
 Fund                           -        5,723,542      5,723,542        -                -        23,993,827        29,717,369
Value Fund              5,410,255       20,677,835     26,088,090        -                -       133,986,714       160,074,804
Microcap Value Fund     2,184,130        4,540,289      6,724,419        -                -        41,608,163        48,332,582
Small Cap
 International Fund             -                -              -        -         (716,405)          949,977           233,572

As of September 30, 2004, the following Funds had net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as a successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains will not be distributed to shareholders:

                                  Capital Loss
                                  Carryforward     Expires
                                 --------------   --------
Large Cap Growth Fund             $32,987,160        2008
                                   14,580,522        2009
                                    3,895,357        2010
Mid Cap Growth Fund                 3,250,469        2012
Small Cap International Fund          459,320        2008
                                      202,539        2009
                                       54,546        2012

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

8. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund, generally, charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in certain cases, including where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a full description of Tamarack's policies on market timing and/or excessive trading. During the period ended March 31, 2005 the redemption fees collected by each Fund were as follows:

                                  Redemption Fees
                                 ----------------
Large Cap Growth Fund                      $  423
Mid Cap Growth Fund                            36
Small Cap Growth Fund                         410
Enterprise Fund                             1,722
Enterprise Small Cap Fund                   3,948
Value Fund                                  1,080
Microcap Value Fund                         3,875
Small Cap International Fund                    1
--------------------------------------------------------------------------------

9. SOFT DOLLARS

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services provided to the Fund. Voyageur and each sub-advisor, as applicable, have a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds' securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in the Funds' best interest. As of March 31, 2005 certain of the Funds used soft dollars on a limited basis for the purchase of research services. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.
--------------------------------------------------------------------------------

10. SUBSEQUENT EVENT

On May 17, 2005, management discussed with the Funds' Board of Trustees concerns regarding sales, current assets and performance of the Small Cap International Fund. The Board of Trustees authorized management to suspend sales of the Fund and to prepare a formal plan of liquidation for the Small Cap International Fund. Fund sales were therefore suspended on May 19, 2005.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Large Cap Growth Fund
--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES                                         VALUE             SHARES OR PRINCIPAL AMOUNT                       VALUE
-----------------------------------------------------------        -----------------------------------------------------------
COMMON STOCKS - 98.14%                                                    31,810    United Technologies           $  3,233,805
CONSUMER DISCRETIONARY - 16.24%                                                     Corp.                         ------------
      88,490     Carnival Corp. (c)            $  4,584,668                                                         24,120,254
      98,240     eBay, Inc. (b)                   3,660,422                                                       ------------
      82,080     Home Depot, Inc.                 3,138,739
     101,490     International Game               2,705,723        INFORMATION TECHNOLOGY - 19.37%
                 Technology (c)                                         102,860     Adobe Systems, Inc.              6,909,107
      52,510     Kohl's Corp. (b)                 2,711,091             170,380     Cisco Systems,                   3,048,098
      31,820     McGraw-Hill Cos., Inc.           2,776,295                         Inc. (b)
                 (The)                                                  142,560     Dell, Inc. (b)                   5,477,155
     139,180     Staples, Inc. (c)                4,374,428              79,970     Fiserv, Inc. (b)                 3,182,806
      76,220     Starbucks Corp. (b)              3,937,525             112,640     Jabil Circuit, Inc. (b)          3,212,493
                                               ------------             165,770     Microsoft Corp.                  4,006,661
                                                 27,888,891              78,970     Paychex, Inc.                    2,591,795
                                               ------------             227,220     Symantec                         4,846,603
                                                                                    Corp. (b) (c)                 ------------
CONSUMER STAPLES - 11.59%                                                                                           33,274,718
      96,500     PepsiCo, Inc.                    5,117,395                                                       ------------
     126,400     SYSCO Corp. (c)                  4,525,120
     129,220     Walgreen Co.                     5,739,952        MATERIALS - 3.26%
      44,300     Whole Foods Market,              4,524,359             169,580     Ecolab, Inc.                     5,604,619
                 Inc. (c)                      ------------                                                       ------------
                                                 19,906,826
                                               ------------        TOTAL COMMON STOCKS                             168,533,303
                                                                   (Cost $156,584,745)                            ------------
ENERGY - 6.50%
     123,240     Apache Corp.                     7,545,985        INVESTMENT COMPANIES - 1.82%
      57,600     Smith International,             3,613,248           3,127,426     Wells Fargo Prime                3,127,426
                 Inc. (c)                      ------------                         Investment Money              ------------
                                                 11,159,233                         Market Fund,
                                               ------------                         Investor Class

FINANCIALS - 7.91%                                                 TOTAL INVESTMENT COMPANIES                        3,127,426
     115,480     AFLAC, Inc.                      4,302,785        (Cost $3,127,426)                              ------------
     167,770     MBNA Corp. (c)                   4,118,754
     103,520     SLM Corp. (c)                    5,159,436        INVESTMENT OF CASH COLLATERAL FOR
                                               ------------        SECURITIES ON LOAN - 15.25%
                                                 13,580,975        $ 26,179,365     Various Securities              26,179,365
                                               ------------                         (see Notes to                 ------------
                                                                                    Schedule of
HEALTHCARE - 19.22%                                                                 Investments for
      65,230     Amgen, Inc. (b)                  3,797,038                         collateral
      46,940     Express Scripts,                 4,092,699                         information)
                 Inc. (b) (c)
      47,200     Genzyme Corp. (b)                2,701,728        TOTAL INVESTMENT OF CASH                         26,179,365
      80,300     Johnson & Johnson, Inc.          5,392,947        COLLATERAL FOR SECURITIES ON LOAN              ------------
      96,480     Medtronic, Inc.                  4,915,656        (Cost $26,179,365)
      56,900     Patterson Cos.,                  2,842,155
                 Inc. (b) (c)                                      TOTAL INVESTMENTS                               197,840,094
      27,000     Quest Diagnostics, Inc.          2,838,510        (Cost $185,891,536) (a) -
      67,660     Stryker Corp.                    3,018,313        115.21%
      43,680     Zimmer Holdings,                 3,398,741        Liabilities in excess of other assets           (26,117,439)
                 Inc. (b) (c)                  ------------        - (15.21)%                                     ------------
                                                 32,997,787
                                               ------------        NET ASSETS - 100.00%                           $171,722,655
                                                                                                                  ============
INDUSTRIALS - 14.05%
      40,300     3M Co.                           3,453,307        (a) See notes to financial statements for tax basis unrealized
     116,080     Danaher Corp. (c)                6,199,833        appreciation (depreciation) of securities.
     192,180     General Electric Co.             6,930,011        (b) Non-income producing security.
      59,160     United Parcel Service,           4,303,298        (c) All or part of this security has been loaned as of
                 Inc., Class B                                     March 31, 2005.

                                                                   SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Mid Cap Growth Fund
--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES                                         VALUE               SHARES OR PRINCIPAL AMOUNT                     VALUE
-----------------------------------------------------------        -----------------------------------------------------------
COMMON STOCKS - 99.07%                                             INDUSTRIALS - 18.16%
CONSUMER DISCRETIONARY - 24.11%                                          55,000     ChoicePoint, Inc. (b)         $  2,206,050
      95,000     Aeropostale, Inc. (b)         $  3,111,250              31,000     Danaher Corp.                    1,655,710
      25,000     Best Buy Co., Inc. (c)           1,350,250              55,000     Donaldson Co., Inc.              1,775,400
      47,000     CDW Corp. (c)                    2,663,960              62,000     Expeditors International         3,320,100
      47,000     Cheesecake Factory,              1,666,150                         of Washington, Inc.
                 Inc. (b)                                                58,500     Fastenal Co.                     3,235,635
      51,000     Gentex Corp. (c)                 1,626,900              69,000     Knight Transportation,           1,702,230
      29,000     Guitar Center, Inc. (b)          1,590,070                         Inc.
      48,000     O'Reilly Automotive,             2,377,440              57,000     Roper Industries, Inc.           3,733,500
                 Inc. (b)                                                46,000     Stericycle, Inc. (b)             2,033,200
     114,000     Petsmart, Inc.                   3,277,500                                                       ------------
      68,000     Regis Corp.                      2,783,240                                                         19,661,825
     117,000     SCP Pool Corp.                   3,727,619                                                       ------------
      44,000     Tractor Supply Co. (b)           1,920,600
                                               ------------        INFORMATION TECHNOLOGY - 15.70%
                                                 26,094,979              95,000     Cognos, Inc. (b)                 3,984,300
                                               ------------              37,000     DST Systems, Inc. (b) (c)        1,708,660
                                                                         57,000     FactSet Research                 1,881,570
CONSUMER STAPLES - 5.12%                                                            Systems, Inc. (c)
      39,000     Alberto-Culver Co., Class B      1,866,540              71,000     Jabil Circuit, Inc. (b)          2,024,920
      36,000     Whole Foods Market,              3,676,680             102,000     Microchip Technology,            2,653,020
                 Inc. (c)                      ------------                         Inc.
                                                  5,543,220              77,000     Plantronics, Inc. (c)            2,932,160
                                               ------------             125,000     Symbol Technologies,             1,811,250
                                                                                    Inc. (c)                      ------------
ENERGY - 4.44%                                                                                                      16,995,880
      43,000     BJ Services Co.                  2,230,840                                                       ------------
      41,000     Smith International,             2,571,930
                 Inc. (c)                      ------------        TOTAL COMMON STOCKS                             107,236,068
                                                  4,802,770        (Cost $97,954,358)                             ------------
                                               ------------
                                                                   INVESTMENT COMPANIES - 0.00%
FINANCIALS - 12.42%                                                       3,781     Wells Fargo Prime                    3,781
      60,000     Commerce Bancorp,                1,948,200                         Investment Money              ------------
                 Inc. (c)                                                           Market Fund, Investor
      90,000     East West Bancorp, Inc.          3,322,800                         Class
      73,000     Investors Financial              3,570,430
                 Services Corp.                                    TOTAL INVESTMENT COMPANIES                            3,781
      41,500     Legg Mason, Inc.                 3,242,810        (Cost $3,781)                                  ------------
       7,000     The Chicago Mercantile           1,358,210
                 Exchange                      ------------        INVESTMENT OF CASH COLLATERAL FOR
                                                 13,442,450        SECURITIES ON LOAN - 15.22%
                                               ------------         $16,477,257     Various Securities (see         16,477,257
                                                                                    Notes to Schedule of
HEALTHCARE - 19.12%                                                                 Investments for
      58,000     Biomet, Inc.                     2,105,400                         collateral information)
      26,000     Express Scripts,                 2,266,940
                 Inc. (b) (c)                                      TOTAL INVESTMENT OF CASH                         16,477,257
      29,080     Fisher Scientific                1,655,234        COLLATERAL FOR SECURITIES ON LOAN              ------------
                 International, Inc. (b) (c)                       (Cost $16,477,257)
      67,000     Health Management                1,754,060
                 Associates, Inc. (c)                              TOTAL INVESTMENTS                               123,717,107
      27,000     Invitrogen Corp. (b)             1,868,400        (Cost $114,435,396) (a) - 114.29%
      62,000     Omnicare, Inc.                   2,197,900        Liabilities in excess of other assets -         (15,466,332)
      51,000     Patterson Cos.,                  2,547,450        (14.29)%                                       ------------
                 Inc. (b) (c)
      26,000     Quest Diagnostics,               2,733,380        NET ASSETS - 100.00%                           $108,250,775
                 Inc. (c)                                                                                         ============
      58,000     Varian Medical Systems,          1,988,240
                 Inc. (b)                                          (a) See notes to financial statements for tax basis unrealized
      78,000     VCA Antech, Inc. (b)             1,577,940        appreciation (depreciation) of securities.
                                               ------------        (b) Non-income producing security.
                                                 20,694,944        (c) All or part of this security has been loaned as of
                                               ------------        March 31, 2005.

                                                                   SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES                                         VALUE               SHARES                                         VALUE
-----------------------------------------------------------        -----------------------------------------------------------
COMMON STOCKS - 98.91%                                                   16,250     K-V Pharmaceutical Co.,       $    376,999
CONSUMER DISCRETIONARY - 16.67%                                                     Class A (b)
       6,200     Catalina Marketing Corp.      $    160,580               6,200     Kensey Nash Corp. (b)              167,896
       6,700     Chico's FAS, Inc. (b)              189,342               7,500     Kyphon, Inc. (b)                   188,775
      10,450     Fred's, Inc.                       179,427               4,600     Pharmaceutical Product             222,870
       6,900     Gentex Corp.                       220,110                         Development, Inc. (b)
       8,200     Hot Topic, Inc. (b)                179,170               2,700     Sunrise Senior Living,             131,220
       4,800     P.F. Chang's China Bistro,         287,040                         Inc. (b)
                 Inc. (b)                                                 4,600     SurModics, Inc. (b)                146,786
      10,800     RARE Hospitality                   333,504               4,900     Synovis Life Technologies,          48,902
                 International, Inc. (b)                                            Inc. (b)
      12,600     Shuffle Master, Inc. (b)           364,896               5,400     Taro Pharmaceutical                170,424
       7,900     Sonic Corp. (b)                    263,860                         Industries Ltd. (b)
       4,000     Tractor Supply Co. (b)             174,600               9,200     Vistacare, Inc. (b)                188,324
                                               ------------               6,400     Young Innovations, Inc.            234,560
                                                  2,352,529                                                       ------------
                                               ------------                                                          3,352,431
                                                                                                                  ------------
CONSUMER STAPLES - 2.64%
      13,000     United Natural Foods,              372,190        INDUSTRIALS - 14.51%
                 Inc. (b)                      ------------               8,300     DRS Technologies,                  352,750
                                                                                    Inc. (b)
ENERGY - 4.89%                                                            9,100     EGL, Inc. (b)                      207,480
       4,800     Newfield Exploration               356,448              14,250     Knight Transportation,             351,548
                 Co. (b)                                                            Inc.
       4,300     Oceaneering                        161,250               7,700     Mercury Computer                   212,366
                 International, Inc. (b)                                            Systems, Inc. (b)
       4,300     Patina Oil & Gas Corp.             172,000              11,100     Simpson Manufacturing              342,990
                                               ------------                         Co., Inc.
                                                    689,698               4,700     Stericycle, Inc. (b)               207,740
                                               ------------               5,200     Teleflex, Inc.                     266,136
                                                                          8,500     Tetra Tech, Inc. (b)               107,270
FINANCIALS - 11.63%                                                                                               ------------
       6,900     HCC Insurance Holdings,            249,504                                                          2,048,280
                 Inc.                                                                                             ------------
       7,500     Hilb, Rogal & Hamilton             268,500
                 Co.                                               INFORMATION TECHNOLOGY - 22.35%
       3,800     Hudson United Bancorp              133,950               6,400     Actel Corp. (b)                     98,432
       7,100     Investment Technology              124,250               4,900     Acxiom Corp.                       102,557
                 Group, Inc. (b)                                         11,100     ANSYS, Inc. (b)                    379,730
       5,200     Investors Financial                254,332               2,700     Black Box Corp.                    101,007
                 Services Corp.                                           7,100     Cymer, Inc. (b)                    190,067
       2,000     Philadelphia                       155,060               4,600     Digital River, Inc. (b)            143,336
                 Consolidated Holding                                     3,600     F5 Networks, Inc. (b)              181,764
                 Corp. (b)                                                4,000     Global Payments, Inc.              257,960
       9,900     Raymond James                      299,970               6,500     Kronos, Inc. (b)                   332,215
                 Financial, Inc.                                          6,400     Open Text Corp. (b)                115,520
       4,300     SEI Investments Co.                155,488               8,700     Photronics, Inc. (b)               157,470
                                               ------------               4,800     ScanSource, Inc. (b)               248,784
                                                  1,641,054               6,700     Serena Software, Inc. (b)          159,192
                                               ------------               8,700     TriQuint Semiconductor,             29,406
                                                                                    Inc. (b)
HEALTHCARE - 23.74%                                                      14,600     Verity, Inc. (b)                   137,970
       5,650     Advanced                           151,477              11,000     Wind River Systems,                165,880
                 Neuromodulation                                                    Inc. (b)
                 Systems, Inc. (b)                                        7,450     Zebra Technologies                 353,801
       5,600     ArthroCare Corp. (b)               159,600                         Corp., Class A (b)            ------------
       3,900     Biosite, Inc. (b)                  202,917
       4,700     Cooper Cos., Inc. (The)            342,630                                                          3,155,091
      10,100     Exactech, Inc. (b)                 171,397                                                       ------------
      14,200     HealthExtras, Inc. (b)             236,430
       3,900     IDEXX Laboratories,                211,224
                 Inc. (b)

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Small Cap Growth Fund (cont.)
--------------------------------------------------------------------------------

   SHARES                                                      VALUE
------------------------------------------------------------------------
MATERIALS - 2.48%
       8,500     Spartech Corp.                             $    168,725
       3,900     Valspar Corp.                                   181,506
                                                            ------------
                                                                 350,231
                                                            ------------

TOTAL COMMON STOCKS                                           13,961,504
(Cost $10,964,978)                                          ------------

INVESTMENT COMPANIES - 2.14%
     302,618     Wells Fargo Prime                               302,618
                 Investment Money
                 Market Fund, Investor
                 Class

TOTAL INVESTMENT COMPANIES                                       302,618
(Cost $302,618)                                             ------------

TOTAL INVESTMENTS                                             14,264,122
(Cost $11,267,596) (a) - 101.05%
Liabilities in excess of other assets -                         (147,864)
(1.05)%                                                     ------------

NET ASSETS - 100.00%                                        $ 14,116,258
                                                            ============

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

  SHARES OR                                                          SHARES OR
  PRINCIPAL                                                          PRINCIPAL
   AMOUNT                                         VALUE               AMOUNT                                         VALUE
-----------------------------------------------------------        -----------------------------------------------------------
COMMON STOCKS - 95.49%                                                  439,271     Sanders Morris Harris         $  7,942,019
CONSUMER DISCRETIONARY - 14.22%                                                     Group, Inc.
     187,400     Carmike Cinemas, Inc.         $  6,986,272             163,636     Sterling Financial               5,841,805
     862,200     Casual Male Retail               5,595,678                         Corp. (b)
                 Group, Inc. (b) (c)                                    180,818     Taylor Capital Group, Inc.       5,903,708
     293,888     Checkers Drive-In                3,882,260             173,000     Umpqua Holdings Corp.            4,039,550
                 Restaurants, Inc. (b)                                                                            ------------
     248,000     Mac-Gray Corp. (b)               2,095,600                                                         81,691,377
     615,000     Movado Group, Inc.              11,377,501                                                       ------------
   1,235,900     Regent Communications,           6,612,065
                 Inc. (b)                                          HEALTHCARE - 5.30%
     450,600     Rowe Furniture Corp. (b)         1,784,376             131,600     Landauer, Inc.                   6,256,264
     502,293     Rush Enterprises, Inc.,          7,875,954             550,275     Penwest Pharmaceuticals          6,801,399
                 Class A (b)                                                        Co. (b)
     175,500     Steinway Musical                 5,257,980             166,824     Young Innovations, Inc.          6,114,100
                 Instruments, Inc. (b)         ------------                                                       ------------
                                                 51,467,686                                                         19,171,763
                                               ------------                                                       ------------

CONSUMER STAPLES - 0.80%                                           INDUSTRIALS - 15.50%
     100,800     United Natural Foods,            2,885,904             153,100     Allied Defense Group,            3,749,419
                 Inc. (b) (c)                  ------------                         Inc. (b)
                                                                         83,899     CUNO, Inc. (b)                   4,311,570
ENERGY - 3.68%                                                          255,400     EDO Corp. (c)                    7,674,769
     258,100     Gulf Island Fabrication,         6,055,026              67,400     ESCO Technologies,               5,415,590
                 Inc.                                                               Inc. (b)
     255,900     Tetra Technologies,              7,277,796             199,600     Herley Industries, Inc. (b)      3,415,156
                 Inc. (b)                      ------------              91,700     Lindsay Manufacturing            1,749,636
                                                 13,332,822                         Co. (c)
                                               ------------             704,337     LSI Industries, Inc.             7,909,704
                                                                        525,863     Modtech Holdings,                4,469,836
FINANCIALS - 22.58%                                                                 Inc. (b) (c)
     303,000     ASTA Funding, Inc.               6,414,510             105,000     Old Dominion Freight             3,270,750
     120,000     Bank of the Ozarks,              3,810,000                         Line, Inc. (b)
                 Inc. (c)                                               157,910     Quixote Corp. (c)                3,421,910
     138,100     Boston Private Financial         3,279,875             339,700     SCS Transportation,              6,315,023
                 Holdings, Inc. (c)                                                 Inc. (b)
     116,061     Capital Corp. of the             5,394,515             100,800     Terex Corp. (b)                  4,364,640
                 West                                                                                             ------------
      96,259     Cobiz, Inc.                      1,865,499                                                         56,068,003
      47,055     Cooperative Bankshares,            799,935                                                       ------------
                 Inc. (c)
     164,377     Dearborn Bancorp,                4,355,991        INFORMATION TECHNOLOGY - 13.28%
                 Inc. (b)                                               108,800     Comtech                          5,668,480
      75,600     FirstCity Financial                971,460                         Telecommunications
                 Corp. (b) (c)                                                      Corp. (b)
     418,696     Hanmi Financial Corp.            6,929,419             367,400     Covansys Corp. (b)               5,479,771
     286,900     Harrington West                  4,751,064             357,900     EMS Technologies,                4,867,440
                 Financial Group, Inc.                                              Inc. (b)
     149,500     LaSalle Hotel Properties         4,342,975             484,200     Fargo Electronics, Inc. (b)      7,103,214
      77,515     Mercantile Bank Corp.            3,168,813             749,832     HMS Holdings Corp. (b)           5,548,757
     100,000     MetroCorp Bancshares,            2,252,000             330,000     Hypercom Corp. (b)               1,560,900
                 Inc.                                                    43,500     PAR Technology Corp. (b)           677,295
      54,900     National Interstate                922,320             273,300     Spectrum Control,                2,041,551
                 Corp. (b) (c)                                                      Inc. (b)
     204,760     Northrim Bancorp, Inc.           5,119,000             824,100     Stellent, Inc. (b)               6,930,681
     192,225     One Liberty Properties,          3,586,919             827,100     Tyler Technologies,              6,294,231
                 Inc.                                                               Inc. (b)
                                                                        143,900     Zygo Corp. (b)                   1,864,944
                                                                                                                  ------------
                                                                                                                    48,037,264
                                                                                                                  ------------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL                                                          PRINCIPAL
   AMOUNT                                         VALUE                AMOUNT                                        VALUE
-----------------------------------------------------------        -----------------------------------------------------------
MATERIALS - 10.15%                                                 INVESTMENT OF CASH COLLATERAL FOR
     329,638     Encore Wire Corp. (b) (c)     $  3,362,308        SECURITIES ON LOAN - 8.23%
     236,200     Ennis Business Forms,            3,996,504         $29,776,163     Various Securities (see       $ 29,776,163
                 Inc.                                                               Notes to Schedule of          ------------
     719,000     Intertape Polymer Group,         5,529,110                         Investments for collateral
                 Inc. (b)                                                           information)
     479,300     NN, Inc.                         5,904,976
     377,950     Penford Corp.                    6,141,688        TOTAL INVESTMENT OF CASH                         29,776,163
     867,000     U.S. Concrete, Inc. (b)          5,436,090        COLLATERAL FOR SECURITIES ON LOAN              ------------
     451,604     Universal Stainless &            6,340,519        (Cost $29,776,163)
                 Alloy Products, Inc. (b)      ------------
                                                 36,711,195        TOTAL INVESTMENTS                               389,607,696
                                               ------------        (Cost $305,767,039) (a) - 107.68%
                                                                   Liabilities in excess of other assets -         (27,778,900)
OTHER - 7.97%                                                      (7.68)%                                        ------------
     383,400     ABM Industries, Inc.             7,372,782
     981,200     Integrated Electrical            2,708,112        NET ASSETS - 100.00%                           $361,828,796
                 Services, Inc. (b) (c)                                                                           ============
     547,040     Keith Cos., Inc. (The) (b)       9,463,792
     187,500     Libbey, Inc.                     3,937,500        (a) See notes to financial statements for unrealized
     543,400     Remedytemp, Inc. (b)             5,352,490        appreciation (depreciation) of securities.
                                               ------------        (b) Non-income producing security.
                                                 28,834,676        (c) All or part of this security has been loaned as of
                                               ------------        March 31, 2005.

UTILITIES - 2.01%                                                  SEE NOTES TO FINANCIAL STATEMENTS.
     205,100     Central Vermont Public           4,610,648
                 Service Corp.
     104,800     Unitil Corp.                     2,677,640
                                               ------------
                                                  7,288,288
                                               ------------

TOTAL COMMON STOCKS                             345,488,978
(Cost $261,648,322)                            ------------

INVESTMENT COMPANIES - 3.96%
  14,342,554     Wells Fargo Prime               14,342,554
                 Investment Money              ------------
                 Market Fund, Investor
                 Class

TOTAL INVESTMENT COMPANIES                       14,342,554
(Cost $14,342,554)                             ------------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES                                         VALUE               SHARES                                         VALUE
-----------------------------------------------------------        -----------------------------------------------------------
COMMON STOCKS - 99.19%                                                   16,000     Pro-Assurance                 $    632,000
CONSUMER DISCRETIONARY - 25.92%                                                     Corp. (b) (c)
      56,550     ADVO, Inc.                    $  2,117,798              32,900     Scottish Annuity & Life            740,908
      28,400     Alberto-Culver Co.,              1,359,224                         Holdings Ltd.
                 Class B                                                 15,700     SL Green Realty Corp. (c)          882,654
      28,375     AnnTaylor Stores                   726,116              26,535     Sun Bancorp, Inc. (b)              607,253
                 Corp. (b) (c)                                           26,200     TriCo Bancshares                   548,890
      44,200     BJ'S Wholesale Club,             1,372,852              16,600     UCBH Holdings, Inc. (c)            662,340
                 Inc. (b)                                                 5,500     Union Bankshares Corp.             176,110
     125,100     Casual Male Retail                 811,899              80,959     W Holding Co., Inc. (c)            815,257
                 Group, Inc. (b) (c)                                     20,659     Western Sierra                     705,092
      85,200     Enesco Group, Inc. (b)             566,580                         Bancorp (b)                   ------------
      48,800     Hancock Fabrics, Inc.              363,072                                                         13,066,710
      20,500     Men's Wearhouse,                   865,305                                                       ------------
                 Inc. (b)
     128,400     Movado Group, Inc.               2,375,399        HEALTHCARE - 9.02%
      82,339     Princeton Review, Inc. (b)         453,688              35,100     Inverness Medical                  824,850
      28,600     Red Robin Gourmet                1,456,026                         Innovations, Inc. (b)
                 Burgers, Inc. (b)                                       19,200     Par Pharmaceutical Cos.,           642,048
      49,100     Salem Communications             1,011,460                         Inc. (b)
                 Corp. (b)                                               76,300     Polymedica Corp. (c)             2,423,288
      31,625     SCP Pool Corp.                   1,007,573             147,575     PSS World Medical,               1,677,928
      58,900     Stein Mart, Inc. (b)             1,325,250                         Inc. (b)
      53,300     Steinway Musical                 1,596,868              20,400     Respironics, Inc. (b)            1,188,708
                 Instruments, Inc. (b)                                                                            ------------
      49,900     Stride Rite Corp.                  663,670                                                          6,756,822
      48,100     TBC Corp. (b)                    1,340,066                                                       ------------
                                               ------------
                                                 19,412,846        INDUSTRIALS - 18.46%
                                               ------------              26,600     Applied Films Corp. (b)            614,992
                                                                         23,700     Arkansas Best Corp. (c)            895,386
CONSUMER STAPLES - 1.54%                                                 44,100     Carlisle Co.                     3,076,857
      94,700     Smart & Final, Inc. (b) (c)      1,151,552              35,600     Comstock Homebuilding              757,924
                                               ------------                         Companies, Inc.,
                                                                                    Class A (b)
ENERGY - 2.17%                                                           27,000     CUNO, Inc. (b)                   1,387,530
      23,400     Energy Partners Ltd (b)            607,698              46,800     Gardner Denver,                  1,849,068
      28,600     Spinnaker Exploration            1,016,158                         Inc. (b) (c)
                 Co. (b) (c)                   ------------              20,100     Manitowoc Company,                 811,839
                                                  1,623,856                         Inc. (The)
                                               ------------              57,800     Paxar Corp. (b)                  1,233,452
                                                                         13,000     Roper Industries, Inc.             851,500
FINANCIALS - 17.45%                                                      67,900     Wabtec Corp.                     1,391,271
      80,500     Ashford Hospitality Trust          821,100              29,400     Watts Water                        958,734
       5,800     Bank of the Ozarks,                184,150                         Technologies, Inc.,           ------------
                 Inc. (c)                                                           Class A
      68,008     Cash America                     1,491,416                                                         13,828,553
                 International, Inc.                                                                              ------------
      38,868     Commerce Bancorp,                1,262,044
                 Inc. (c)                                          INFORMATION TECHNOLOGY - 7.48%
      24,800     Commercial Capital                 504,680              78,000     Aeroflex, Inc. (b)                 727,740
                 Bancorp, Inc.                                           28,100     Benchmark Electronics,             894,423
      25,950     Delphi Financial Group,          1,115,850                         Inc. (b)
                 Inc., Class A                                           36,200     C&D Technologies, Inc.             363,810
      13,400     East West Bancorp, Inc.            494,728              43,400     Cubic Corp. (c)                    821,996
      17,600     First Niagara Financial            232,496              39,500     JDA Software Group,                554,580
                 Group, Inc.                                                        Inc. (b)
      15,100     GB&T Bancshares, Inc.              327,066              36,700     Mercury Computer                 1,012,186
      21,110     Oriental Financial Group           494,396                         Systems, Inc. (b)
      12,400     Platinum Underwriters              368,280              78,800     Skyworks Solutions,                500,380
                 Holdings Ltd.                                                      Inc. (b)
                                                                         33,400     Technitrol, Inc. (b)               498,328

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Small Cap Fund (cont.)

--------------------------------------------------------------------------------
   SHARES                                                      VALUE
------------------------------------------------------------------------
      12,241     ViaSat, Inc. (b)                           $    228,784
                                                            ------------
                                                               5,602,227
                                                            ------------

MATERIALS - 15.04%
      66,500     ElkCorp                                       2,557,590
      66,400     Hughes Supply, Inc.                           1,975,400
     195,600     Interface, Inc. (b)                           1,333,992
     164,100     Intertape Polymer Group,                      1,261,929
                 Inc. (b)
      22,087     Mohawk Industries                             1,861,934
                 Co. (b) (c)
      76,800     PolyOne Corp. (b)                               681,984
      80,300     Spartech Corp.                                1,593,955
                                                            ------------
                                                              11,266,784
                                                            ------------

UTILITIES - 2.11%
      23,700     Energen Corp.                                 1,578,420
                                                            ------------

TOTAL COMMON STOCKS                                           74,287,770
(Cost $50,686,034)                                          ------------

INVESTMENT COMPANIES - 0.55%
     411,519     Wells Fargo Prime                               411,519
                 Investment Money                           ------------
                 Market Fund, Investor
                 Class

TOTAL INVESTMENT COMPANIES                                       411,519
(Cost $411,519)                                             ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 13.95%
 $10,445,838     Various Securities (see                      10,445,838
                 Notes to Schedule of                       ------------
                 Investments for
                 collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL                           10,445,838
FOR SECURITIES ON LOAN                                      ------------
(Cost $10,445,838)

TOTAL INVESTMENTS                                             85,145,127
(Cost $61,543,391) (a) - 113.69%
Liabilities in excess of other assets -                      (10,249,793)
(13.69)%                                                    ------------

NET ASSETS - 100.00%                                        $ 74,895,334
                                                            ============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.
(c) All or part of this security has been loaned as of March 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)


   SHARES                                         VALUE               SHARES                                         VALUE
-----------------------------------------------------------        -----------------------------------------------------------
COMMON STOCKS - 98.88%                                                  102,000     Fiserv, Inc. (b)              $  4,059,600
CONSUMER DISCRETIONARY - 16.55%                                          84,520     International Business           7,723,438
     135,400     Altria Group, Inc. (c)        $  8,853,806                         Machines Corp.
     315,000     Eastman Kodak Co. (c)           10,253,250             177,500     Microsoft Corp.                  4,290,175
     131,870     Gannett Co., Inc. (c)           10,428,280             174,900     Molex, Inc., Class A             4,127,640
     430,500     Limited Brands, Inc.            10,461,150                                                       ------------
     309,700     McDonald's Corp.                 9,644,058                                                         24,034,493
     249,940     Viacom, Inc., Class B            8,705,410                                                       ------------
     229,300     Walt Disney Co. (The)            6,587,789
                                               ------------        MATERIALS - 7.23%
                                                 64,933,743             119,400     Dow Chemical Co.                 5,952,090
                                               ------------             155,260     PPG Industries, Inc.            11,104,195
                                                                        165,120     Weyerhaeuser Co.                11,310,720
CONSUMER STAPLES - 6.70%                                                                                          ------------
     204,500     Diageo PLC ADR (c)              11,636,050                                                         28,367,005
     163,900     Kellogg Co.                      7,091,953                                                       ------------
     114,900     Kimberly-Clark Corp.             7,552,377
                                               ------------        TELECOMMUNICATION SERVICES - 4.22%
                                                 26,280,380             284,600     BCE Inc. (c)                     7,112,154
                                               ------------             265,400     Verizon Communications,          9,421,700
                                                                                    Inc. (c)                      ------------
ENERGY - 9.67%                                                                                                      16,533,854
     152,932     BP PLC ADR                       9,542,957                                                       ------------
      36,900     ConocoPhillips                   3,979,296
     243,800     Exxon Mobil Corp.               14,530,480        UTILITIES - 3.82%
     139,000     Occidental Petroleum             9,892,630             113,100     Entergy Corp.                    7,991,646
                 Corp.                         ------------             152,100     Exelon Corp. (c)                 6,979,869
                                                 37,945,363                                                       ------------
                                               ------------                                                         14,971,515
                                                                                                                  ------------
FINANCIALS - 27.26%
     264,700     AFLAC Inc.                       9,862,722        TOTAL COMMON STOCKS                             387,865,273
     109,750     Allstate Corp.                   5,933,085        (Cost $261,163,927)                            ------------
     169,300     American Express Co. (c)         8,696,941
     200,100     American International          11,087,541        INVESTMENT COMPANIES - 0.52%
                 Group, Inc.                                          2,034,378     Wells Fargo Prime                2,034,378
     191,500     Bank of America Corp.            8,445,150                         Investment Money              ------------
     308,366     Citigroup, Inc.                 13,857,968                         Market Fund, Investor
      54,000     Everest Re Group Ltd.            4,595,940                         Class
     129,300     Freddie Mac                      8,171,760
     195,110     Morgan Stanley                  11,170,048        TOTAL INVESTMENT COMPANIES                        2,034,378
      88,400     Radian Group, Inc.               4,220,216        (Cost $2,034,378)                              ------------
     136,900     SLM Corp. (c)                    6,823,096
      75,752     Wachovia Corp.                   3,856,534        INVESTMENT OF CASH COLLATERAL FOR SECURITIES
     171,080     Wells Fargo & Co.               10,230,584        ON LOAN - 13.37%
                                               ------------         $52,429,823     Various Securities (see         52,429,823
                                                106,951,585                         Notes to Schedule of          ------------
                                               ------------                         Investments for collateral
                                                                                    information)
HEALTHCARE - 6.01%
     189,600     Merck & Co., Inc.                6,137,352        TOTAL INVESTMENT OF CASH COLLATERAL              52,429,823
     397,780     Pfizer, Inc.                    10,449,681        FOR SECURITIES ON LOAN                         ------------
     225,500     Teva Pharmaceutical              6,990,500        (Cost $52,429,823)
                 Industries Ltd. ADR (c)       ------------
                                                 23,577,533        TOTAL INVESTMENTS                               442,329,474
                                               ------------        (Cost $315,628,128) (a) - 112.76%
                                                                   Liabilities in excess of other assets -         (50,070,888)
INDUSTRIALS - 11.29%                                               (12.76)%                                       ------------
     118,872     Lockheed Martin Corp.            7,258,324
     205,100     Rockwell Collins, Inc.           9,760,709        NET ASSETS - 100.00%                           $392,258,586
     302,300     Tyco International Ltd.         10,217,740                                                       ============
     106,000     United Parcel Service,           7,710,440
                 Inc., Class B (c)                                 (a) See notes to financial statements for unrealized
     323,140     Waste Management, Inc.           9,322,589        appreciation (depreciation) of securities.
                                               ------------        (b) Non-income producing security.
                                                 44,269,802        (c) All or part of this security has been loaned as of
                                               ------------        March 31, 2005.
                                                                   ADR - American Depositary Receipt
INFORMATION TECHNOLOGY - 6.13%
      92,000     Apple Computer,                  3,833,640        SEE NOTES TO FINANCIAL STATEMENTS.
                 Inc. (b) (c)

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                        VALUE                AMOUNT                                        VALUE
-----------------------------------------------------------        -----------------------------------------------------------
COMMON STOCKS - 97.98%                                                   95,000     Goody's Family Clothing,      $    857,850
CONSUMER DISCRETIONARY - 27.66%                                                     Inc.
      52,000     Action Performance Cos.,      $    687,960              13,000     Hampshire Group Ltd. (b)           519,350
                 Inc.                                                    40,000     Hartmarx Corp. (b)                 381,600
      87,000     Aftermarket Technology           1,435,500              21,000     Hastings Entertainment,            140,070
                 Corp. (b)                                                          Inc. (b)
       2,800     Allen Organ Co., Class B           173,628              86,000     Isle of Capri Casinos,           2,282,440
      29,800     Ambassadors                        418,124                         Inc. (b)
                 International, Inc.                                     73,000     JAKKS Pacific, Inc. (b)          1,567,310
      56,000     AMERCO                           2,592,800              83,657     K2, Inc. (b)                     1,150,284
      23,000     America's Car Mart,                806,380              12,807     Knape & Vogt                       160,062
                 Inc. (b)                                                           Manufacturing Co.
      21,400     Andersons, Inc. (The)              663,400              11,000     Lakeland Industries,               209,759
      60,000     Applica, Inc. (b)                  303,600                         Inc. (b)
      33,800     Asbury Automotive                  520,520               7,600     Liberty Homes, Inc.,                37,240
                 Group, Inc. (b)                                                    Class A
      40,000     Ashworth, Inc. (b)                 455,600              31,000     Lifetime Hoan Corp.                480,190
      25,000     Benihana Inc.,                     379,000              76,000     Lightbridge, Inc. (b)              459,800
                 Class A (b)                                             37,800     M/I Homes, Inc.                  1,849,554
      69,000     Bluegreen Corp. (b)                886,650              36,000     Mac-Gray Corp. (b)                 304,200
      45,000     Bon-Ton Stores, Inc. (The)         814,050              43,000     MarineMax, Inc. (b)              1,340,740
      46,000     Books-A-Million, Inc.              418,600               7,500     McRae Industries, Inc.,             85,350
      15,127     Bowl America Inc.,                 213,442                         Class A
                 Class A                                                 84,000     Medical Staffing Network           555,240
      56,250     Brookstone, Inc. (b)               912,375                         Holdings, Inc. (b)
      48,000     BUCA, Inc. (b)                     301,392              14,900     Meritage Corp. (b)                 877,908
     169,000     Carlisle Holdings Ltd.           1,120,538              37,500     Monro Muffler Brake,               967,875
      61,000     Charlotte Russe Holding,           788,120                         Inc. (b)
                 Inc. (b)                                                69,400     Movado Group, Inc.               1,283,900
      39,000     Consolidated Graphics,           2,051,400              22,000     National R.V. Holdings,            223,520
                 Inc. (b)                                                           Inc. (b)
      37,000     Cornell Cos., Inc. (b)             466,200              30,000     New Horizons                       120,030
      95,000     CSK Auto Corp. (b)               1,676,750                         Worldwide, Inc. (b)
      35,000     CSS Industries, Inc.             1,279,250              18,300     Nobel Learning                     152,805
      32,000     Cutter & Buck, Inc.                448,640                         Communities, Inc. (b)
      39,400     Dave & Buster's, Inc. (b)          736,780              10,300     Nobility Homes, Inc.               215,270
      40,000     Deb Shops, Inc.                  1,128,800              10,000     P & F Industries, Inc.,            150,600
      39,000     Department 56, Inc. (b)            680,940                         Class A (b)
      22,000     Dominion Homes,                    372,460              60,000     Palm Harbor Homes,                 975,600
                 Inc. (b)                                                           Inc. (b)
      13,500     Duckwall-ALCO Stores,              245,025              73,000     PC Connection, Inc. (b)            428,510
                 Inc. (b)                                                42,000     PDI, Inc. (b)                      861,000
      73,000     Elizabeth Arden, Inc. (b)        1,733,020              24,500     Perry Ellis International,         549,780
      16,500     Emak Worldwide, Inc. (b)           170,775                         Inc. (b)
      20,800     Exponent, Inc. (b)                 496,912              69,000     Pinnacle Entertainment,          1,152,300
       3,656     Federal Screw Works                 79,518                         Inc. (b)
     132,000     Finish Line, Inc. (The),         3,055,799              22,200     Quaker Fabric Corp.                 72,150
                 Class A                                                 37,550     Rex Stores Corp. (b)               529,455
      26,000     Finlay Enterprises, Inc. (b)       343,460              11,300     S&K Famous Brands,                 183,625
      47,500     First Cash Financial             1,005,575                         Inc. (b)
                 Services, Inc. (b)                                      36,000     Shoe Carnival, Inc. (b)            630,000
      48,000     Friedman's, Inc.,                   62,880              55,000     Source Interlink Cos.,             618,750
                 Class A (b)                                                        Inc. (b)
       2,250     FRMO Corp. (b)                       4,500              18,000     Sport Chalet, Inc. (b)             243,918
      36,000     Gaiam, Inc. (b)                    199,440              74,000     Sports Authority, Inc.           2,035,000
                                                                                    (The) (b)

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                        VALUE                AMOUNT                                        VALUE
-----------------------------------------------------------        -----------------------------------------------------------
     121,000     Stein Mart, Inc. (b)          $  2,722,500              31,405     Enbridge Energy               $  1,533,820
      26,000     Steinway Musical                   778,960                         Management, LLC (b)
                 Instruments, Inc. (b)                                   21,000     Giant Industries, Inc. (b)         539,700
      66,000     Stoneridge, Inc. (b)               805,860              34,000     Gulf Island Fabrication,           797,640
      21,000     Superior Uniform Group,            287,280                         Inc.
                 Inc.                                                    98,000     Harvest Natural                  1,165,220
      43,000     Syms Corp. (b)                     569,750                         Resources, Inc. (b)
      25,000     Total Entertainment                284,750              20,000     Lufkin Industries, Inc.            965,800
                 Restaurant Corp. (b)                                    43,000     NATCO Group, Inc.,                 467,410
      78,000     Velcro Industries NV             1,031,940                         Class A (b)
      37,000     WestCoast Hospitality              257,150              14,600     Petroleum Helicopters,             434,511
                 Corp. (b)                                                          Inc. (b)
      16,700     Weyco Group, Inc.                  731,126                   1     Plug Power, Inc. (b)                     7
      35,000     Whitehall Jewellers,               248,500              49,000     Resource America, Inc.,          1,717,205
                 Inc. (b)                                                           Class A
      27,000     William Lyon Homes (b)           2,070,900             121,800     RPC, Inc.                        1,850,141
                                               ------------             118,000     TransMontaigne, Inc. (b)           944,000
                                                 64,571,554                                                       ------------
                                               ------------                                                         13,304,624
                                                                                                                  ------------
CONSUMER STAPLES - 4.90%
      30,000     American Italian Pasta             822,000        FINANCIALS - 18.28%
                 Co.                                                     30,000     ABC Bancorp                        506,700
       9,300     Cagle's, Inc., Class A (b)          85,560             105,000     American Equity                  1,342,950
      13,700     CPAC, Inc.                          73,295                         Investment Life Holding
     132,000     DIMON, Inc.                        825,000                         Co.
      30,000     Farmer Brothers Co.                718,500              19,000     American Safety                    283,100
       2,700     Foodarama                           94,203                         Insurance Holdings,
                 Supermarkets, Inc. (b)                                             Ltd. (b)
      12,000     Fresh Brands, Inc. (b)              87,600               4,170     Baldwin & Lyons, Inc.,             108,170
       3,200     Genesee Corp.,                       6,400                         Class B
                 Class B (b)                                             14,500     Bancinsurance Corp. (b)             83,375
      67,000     Ingles Markets, Inc.,              892,440              19,000     Banner Corp.                       512,430
                 Class A                                                 11,300     Brantley Capital Corp.             131,758
      53,000     M & F Worldwide                    707,020              31,000     California First National          387,500
                 Corp. (b)                                                          Bancorp
      20,425     Marsh Supermarkets,                226,718              21,000     Camco Financial Corp.              294,630
                 Inc., Class A                                           17,000     Capital Crossing Bank (b)          559,300
      28,125     Marsh Supermarkets,                345,938              28,000     Capitol Bancorp Ltd.               847,000
                 Inc., Class B                                           99,000     Ceres Group, Inc. (b)              537,570
      44,000     MGP Ingredients, Inc.              366,960              25,000     Citizens South Banking             341,750
      35,000     Nash-Finch Co.                   1,329,650                         Corp.
      37,000     Natures Sunshine                   635,290              25,000     Citizens, Inc. (b)                 143,750
                 Products, Inc.                                         123,000     Credit Acceptance                2,432,939
      69,000     Omega Protein Corp. (b)            470,580                         Corp. (b)
      52,575     Sanderson Farms, Inc.            2,271,765               9,333     Donegal Group, Inc.                153,067
       2,700     Scope Industries                   188,730              49,333     Donegal Group, Inc.,               896,387
      52,000     Spartan Stores, Inc. (b)           553,280                         Class A
      39,000     Standard Commercial                725,400              33,000     DVI, Inc. (b)                           33
                 Corp.                         ------------              70,000     Electro Rent Corp. (b)             939,400
                                                 11,426,329              20,000     EMC Insurance Group,               381,200
                                               ------------                         Inc.
                                                                         32,725     First Albany Cos., Inc.            299,761
ENERGY - 5.70%                                                           40,000     First Financial Corp.            1,182,000
      37,000     Blue Earth Refineries (b)                0              31,345     First Indiana Corp.                758,549
      40,000     Callon Petroleum Co. (b)           621,600              54,000     First Merchants Corp.            1,398,600
      43,000     Carrizo Oil & Gas,                 730,570              14,000     First PacTrust Bancorp,            365,120
                 Inc. (b)                                                           Inc.
      50,000     Dril-Quip, Inc. (b)              1,537,000

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                        VALUE                AMOUNT                                        VALUE
-----------------------------------------------------------        -----------------------------------------------------------
      38,000     First Place Financial Corp.   $    695,400              97,000     United Community              $  1,075,730
      42,000     First State Bancorp                712,950                         Financial Corp.
      27,000     FPIC Insurance Group,              868,050              60,000     United Fire & Casualty           2,029,800
                 Inc. (b)                                                           Co.
      13,000     Home Federal Bancorp               325,650               4,600     Ziegler Cos., Inc.                  89,700
      86,000     Hub International Ltd.           1,659,800                                                       ------------
       8,300     Investors Title Co.                323,700                                                         42,668,717
      24,000     Jefferson Bancshares, Inc.         296,400                                                       ------------
      11,000     LSB Corp.                          195,140
      19,000     Matrix Bancorp, Inc. (b)           237,500        HEALTHCARE - 4.08%
      21,000     Maxcor Financial Group,            246,519              31,000     Air Methods Corp. (b)              247,070
                 Inc.                                                    60,000     Allied Healthcare                  375,000
       9,000     Mego Financial Corp. (b)               540                         International, Inc. (b)
       5,000     Merchants Group, Inc.              121,500              17,000     Allou Health Care, Inc.,                17
     174,000     MFA Mortgage                     1,324,140                         Class A (b)
                 Investments, Inc.                                       11,000     American Shared                     59,950
      37,000     MFC Bancorp Ltd. (b)               738,150                         Hospital Services
      51,800     Midland Co.                      1,632,218              37,000     BioScrip, Inc. (b)                 223,110
      12,000     MutualFirst Financial, Inc.        274,800              57,000     Capital Senior Living              319,770
       5,300     National Security Group,           109,975                         Corp. (b)
                 Inc. (The)                                              25,400     Carriage Services, Inc. (b)        141,478
       6,000     National Western Life            1,025,640              39,000     Cholestech Corp. (b)               393,120
                 Insurance Co.,                                          41,000     Compex Technologies,               205,410
                 Class A (b)                                                        Inc. (b)
      36,400     Navigators Group, Inc.           1,206,478              40,000     D & K Healthcare                   334,800
                 (The) (b)                                                          Resources, Inc.
      18,000     Pacific Mercantile                 245,520              42,000     DJ Orthopedics, Inc. (b)         1,052,100
                 Bancorp (b)                                             49,500     Healthcare Services              1,200,375
      35,000     Partners Trust Financial           371,000                         Group, Inc.
                 Group, Inc.                                             82,000     HealthTronics Surgical             882,320
      38,000     PennFed Financial                  563,920                         Services, Inc. (b)
                 Services, Inc.                                          10,000     IntegraMed America,                 92,000
      29,000     Peoples Bancorp, Inc.              780,100                         Inc. (b)
      65,000     PMA Capital Corp.,                 520,000               7,100     Kewaunee Scientific                 52,824
                 Class A (b)                                                        Corp.
      19,000     Provident Financial                565,060              30,000     Lannett Co., Inc. (b)              189,000
                 Holdings, Inc.                                          43,500     Matria Healthcare,               1,335,885
      38,500     PXRE Group Ltd.                    987,525                         Inc. (b)
      50,000     Sanders Morris Harris              904,000               2,250     MFC Development                      2,475
                 Group, Inc.                                                        Corp. (b)
      23,000     Simmons First National             570,860              60,000     Option Care, Inc.                1,235,400
                 Corp., Class A                                          20,000     Pediatric Services of              246,800
      36,100     Sizeler Property Investors,        428,146                         America, Inc. (b)
                 Inc.                                                    52,000     Res-Care, Inc. (b)                 650,520
      36,000     Sound Federal Bancorp,             557,640              29,000     Synovis Life Technologies,         289,420
                 Inc.                                                               Inc. (b)                      ------------
      32,000     Southern Community                 300,800                                                          9,528,844
                 Financial Corp.                                                                                  ------------
      52,000     Stewart Information              1,951,040
                 Services Corp.                                    INDUSTRIALS - 13.36%
      30,666     Stifel Financial Corp. (b)         668,519              24,000     Alamo Group, Inc.                  593,760
      49,000     SWS Group, Inc.                    785,470              17,000     Allied Defense Group,              416,330
      54,000     TierOne Corp.                    1,269,000                         Inc. (b)
      32,381     United America                     610,058              21,125     Astronics, Corp. (b)               147,453
                 Indemnity Ltd. (b)                                      88,000     Aviall, Inc. (b)                 2,463,999
      21,000     United Capital Corp. (b)           513,240              21,000     Badger Meter, Inc.                 556,500
                                                                         34,800     Cascade Corp.                    1,218,000
                                                                          2,800     Chicago Rivet & Machine             86,380
                                                                                    Co.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                        VALUE                AMOUNT                                        VALUE
-----------------------------------------------------------        -----------------------------------------------------------
      24,000     CompuDyne Corp. (b)           $    153,600        INFORMATION TECHNOLOGY - 7.42%
      40,000     CompX International,               679,200              59,000     Anaren, Inc. (b)              $    715,670
                 Inc.                                                    65,000     Audiovox Corp.,                    828,100
      42,000     Covenant Transport, Inc.,          739,200                         Class A (b)
                 Class A (b)                                             76,300     Bell Microproducts,                570,724
       2,300     Cronos Group (The)                  28,980                         Inc. (b)
      29,000     Ducommun, Inc. (b)                 580,000              49,200     CalAmp Corp. (b)                   299,136
      50,400     EDO Corp.                        1,514,520              19,000     Cobra Electronics                  143,450
      16,600     Gehl Co. (b)                       443,386                         Corp. (b)
      25,750     Hardinge, Inc.                     346,338              23,000     Communications                     262,200
      70,000     HEICO Corp.                      1,407,000                         Systems, Inc.
      80,900     HEICO Corp., Class A             1,283,883              79,000     Computer Network Tech              364,980
      45,000     Imagistics International,        1,571,850                         Corp. (b)
                 Inc. (b)                                                27,000     ePlus inc. (b)                     315,090
      17,000     International Shipholding          258,400             112,000     ESS Technology, Inc. (b)           590,240
                 Corp. (b)                                               24,000     GTSI Corp. (b)                     232,800
      31,900     Interpool, Inc.                    701,800              32,000     Inforte Corp. (b)                  172,800
      19,000     Jinpan International Ltd.          110,010              35,000     Integral Systems, Inc.             803,600
         863     Key Technology, Inc. (b)             8,492              21,000     Magal Security Systems             243,810
      55,000     Knightsbridge Tankers            2,142,799                         Ltd. (b)
                 Ltd.                                                    65,000     MCSI, Inc. (b)                           7
      37,000     Ladish Co., Inc. (b)               436,600             104,000     Methode Electronics, Inc.        1,259,440
      51,750     LSI Industries, Inc.               581,153              48,000     NU Horizons Electronics            343,200
      58,000     MAIR Holdings, Inc. (b)            517,360                         Corp. (b)
      23,000     Maritrans, Inc.                    438,150              67,000     NYFIX, Inc. (b)                    360,460
      39,250     Marten Transport Ltd. (b)          837,203              30,000     OPNET Technologies,                250,800
      24,816     Met-Pro Corp.                      339,979                         Inc. (b)
      41,000     Modtech Holdings,                  348,500              56,000     Pegasystems, Inc. (b)              301,280
                 Inc. (b)                                                75,000     Pericom Semiconductor              642,750
       5,300     Nordic American Tanker             251,485                         Corp. (b)
                 Shipping Ltd.                                           62,000     PLATO Learning, Inc. (b)           483,600
      67,875     Old Dominion Freight             2,114,306              37,000     Pomeroy IT Solutions,              551,300
                 Line, Inc. (b)                                                     Inc. (b)
      33,100     P.A.M. Transportation              569,320              21,000     Retalix Ltd. (b)                   498,750
                 Services, Inc. (b)                                      47,000     Richardson Electronics             482,690
      30,000     Powell Industries, Inc. (b)        555,600                         Ltd.
       4,600     Quipp, Inc. (b)                     55,200              35,000     Rofin-Sinar Technologies,        1,124,900
      96,000     RailAmerica, Inc. (b)            1,198,080                         Inc. (b)
      42,000     Robbins & Myers, Inc.              924,420              43,000     SBS Technologies, Inc. (b)         479,450
      34,000     Supreme Industries, Inc.,          213,180              76,000     Semitool, Inc. (b)                 775,200
                 Class A                                                 13,800     SL Industries, Inc. (b)            192,786
      20,200     Transport Corporation of           178,164              49,000     Sypris Solutions, Inc.             525,280
                 America, Inc. (b)                                       60,000     TALX Corp.                       1,089,600
      47,000     TRC Cos., Inc. (b)                 690,900              14,000     TESSCO Technologies,               211,400
      48,000     Tsakos Energy Navigation         2,113,440                         Inc. (b)
                 Ltd.                                                    54,000     Tier Technologies, Inc.,           397,980
      30,000     U.S. Xpress Enterprises,           490,500                         Class B (b)
                 Inc., Class A (b)                                      120,000     Ulticom, Inc. (b)                1,335,600
      28,000     USA Truck, Inc. (b)                642,600              97,000     White Electronic Designs           474,330
      16,000     Waste Industries USA,              222,400                         Corp. (b)                     ------------
                 Inc.                          ------------                                                         17,323,403
                                                 31,170,420                                                       ------------
                                               ------------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                        VALUE                AMOUNT                                        VALUE
-----------------------------------------------------------        -----------------------------------------------------------
MATERIALS - 10.29%                                                       36,000     Water Pik Technologies,       $    709,200
      67,839     Aceto Corp.                   $    503,365                         Inc. (b)
      85,000     AMCOL International              1,594,600              37,000     Wolverine Tube, Inc. (b)           331,150
                 Corp.                                                                                            ------------
       7,300     American Biltrite, Inc. (b)         82,125                                                         24,010,437
      21,200     American Pacific                   153,700                                                       ------------
                 Corp. (b)
       6,200     AZZ, Inc. (b)                      112,530        OTHER - 0.38%
     107,000     Buckeye Technologies,            1,155,600              22,000     Keith Cos., Inc. (The) (b)         380,600
                 Inc. (b)                                                36,900     Navigant International,            504,054
      39,000     Building Materials               1,734,720                         Inc. (b)                      ------------
                 Holding Corp.                                                                                         884,654
      45,000     CIRCOR International,            1,109,250                                                       ------------
                 Inc.
       9,800     Eastern Co. (The)                  216,580        UTILITIES - 5.91%
      11,315     Ecology and                         80,110              44,000     American States Water            1,113,200
                 Environment, Inc.,                                                 Co.
                 Class A                                                 49,554     California Water Service         1,653,617
      40,000     Encore Wire Corp. (b)              408,000                         Group
      47,000     Ennis Business Forms,              795,240              31,900     Cascade Natural Gas                636,724
                 Inc.                                                               Corp.
      84,000     Gibraltar Industries, Inc.       1,842,959              15,700     Chesapeake Utilities               417,620
       5,150     Graham Corp.                        88,838                         Corp.
      29,000     Hawkins, Inc.                      347,420              23,500     Connecticut Water                  586,090
      21,300     Mestek, Inc (b)                    480,315                         Service, Inc.
      23,800     Michael Baker Corp. (b)            524,790               9,000     Delta Natural Gas Co.,             231,840
      42,000     Mobile Mini, Inc. (b)            1,697,220                         Inc.
      10,562     MOD-PAC CORP. (b)                  166,975              71,000     Empire District Electric         1,651,460
      11,000     Noland Co.                         521,180                         Co. (The)
     140,400     North American                   1,054,404              24,000     EnergySouth, Inc.                  687,240
                 Palladium Ltd. (b)                                      12,000     Florida Public Utilities Co.       225,600
      18,800     Northwest Pipe Co. (b)             464,172              14,500     Green Mountain Power               424,850
      26,000     Novamerican Steel,               1,302,860                         Corp.
                 Inc. (b)                                                 4,900     Maine & Maritimes Corp.            123,725
      35,000     Octel Corp.                        648,550              30,400     Middlesex Water Co.                551,760
      18,700     Penford Corp.                      303,875               6,500     RGC Resources, Inc.                169,650
      49,800     Penn Engineering &                 898,890              82,000     SEMCO Energy, Inc.                 471,500
                 Manufacturing Corp.                                     26,400     SJW Corp.                          927,432
       6,400     Penn Engineering &                 115,840              37,200     South Jersey Industries,         2,098,079
                 Manufacturing Corp.,                                               Inc.
                 Class A                                                 43,471     Southwest Water Co.                453,403
      31,700     Roanoke Electric Steel             655,556              41,000     SureWest                           945,460
                 Corp.                                                              Communications
      60,000     RTI International Metals,        1,404,000              16,476     Unitil Corp.                       420,962
                 Inc. (b)                                                                                         ------------
      26,000     Stepan Co.                         611,260                                                         13,790,212
      12,300     Summa Industries, Inc.             109,470                                                       ------------
      11,700     United States Lime &               184,275
                 Minerals, Inc. (b)                                TOTAL COMMON STOCKS                             228,679,194
      16,000     Universal Stainless &              224,640        (Cost $169,675,964)                            ------------
                 Alloy Products, Inc. (b)
      39,600     URS Corp. (b)                    1,138,500        U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.51%
       3,350     VSE Corp.                           86,598           1,200,000     Federal Home Loan                1,200,000
       3,200     Vulcan International               151,680                         Bank, 2.25%, 04/01/05         ------------
                 Corp.
                                                                   TOTAL U.S. GOVERNMENT AGENCY                      1,200,000
                                                                   OBLIGATIONS                                    ------------
                                                                   (Cost $1,200,000)

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
    AMOUNT                                                    VALUE
------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.28%
       3,500     iShares Russell 2000                       $    642,600
                 Value Index                                ------------

TOTAL INVESTMENT COMPANIES                                       642,600
(Cost $662,340)                                             ------------

WARRANTS - 0.00%

HEALTHCARE - 0.00%
       2,967     Del Global Technologies                           4,451
                 Corp. (b)                                  ------------

TOTAL WARRANTS                                                     4,451
(Cost $0)                                                   ------------

TOTAL INVESTMENTS                                            230,526,245
(Cost $171,538,304) (a) - 98.77%
Other assets in excess of liabilities -                        2,864,892
1.23%                                                       ------------

NET ASSETS - 100.00%                                        $233,391,137
                                                            ============

(a) See notes to financial statements for unrealized appreciation
(depreciation) of securities.
(b) Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Small-Cap International Fund
--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

                                                  MARKET                                                             MARKET
     SHARES                                       VALUE                SHARES                                        VALUE
-----------------------------------------------------------        -----------------------------------------------------------
COMMON STOCK - 93.74%                                              ITALY - 3.15%
AUSTRALIA - 1.42%                                                  INDUSTRIALS - 3.15%
CONSUMER DISCRETIONARY - 1.42%                                           34,300     Interpump Group SpA           $    182,769
      15,900     G.U.D. Holdings Ltd.          $     82,406                                                       ------------
     129,800     Ion Ltd. (c)(d)                          0
                                               ------------        JAPAN - 10.53%
                                                     82,406        HEALTHCARE - 1.25%
                                               ------------                 900     NAKANISHI, Inc.                     72,532
                                                                                                                  ------------
BELGIUM - 1.50%
INFORMATION TECHNOLOGY - 1.50%                                     INDUSTRIALS - 4.97%
       7,100     Melexis NV                          87,200               3,500     Meitec Corp.                       122,382
                                               ------------               5,300     MISUMI Corp.                       166,492
                                                                                                                  ------------
CANADA - 2.69%                                                                                                         288,874
INFORMATION TECHNOLOGY - 2.69%                                                                                    ------------
       6,600     GSI Lumonics, Inc. (b)              59,664
      60,000     Zarlink Semiconductor,              96,706        INFORMATION TECHNOLOGY - 4.31%
                 Inc. (b)                      ------------               5,250     Japan Cash Machine Co.             134,490
                                                    156,370                         Ltd.
                                               ------------               4,700     Optex Co. Ltd. (b)                 115,786
                                                                                                                  ------------
FRANCE - 10.88%                                                                                                        250,276
INDUSTRIALS - 3.83%                                                                                               ------------
      21,000     Pinguely-Haulotte                  222,707                                                            611,682
                                               ------------                                                       ------------

INFORMATION TECHNOLOGY - 5.51%                                     LUXEMBOURG - 4.38%
      25,100     Lectra SA                          163,432        CONSUMER DISCRETIONARY - 4.38%
       1,800     Neopost SA                         156,269               5,700     SBS Broadcasting SA (b)            254,562
                                               ------------                                                       ------------
                                                    319,701
                                               ------------        NETHERLANDS - 5.98%
                                                                   CONSUMER DISCRETIONARY - 2.89%
TELECOMMUNICATION SERVICES - 1.54%                                        3,320     Hunter Douglas NV                  167,760
      50,000     Genesys SA (b)                      89,676                                                       ------------
                                               ------------
                                                    632,084        INDUSTRIALS - 3.09%
                                               ------------              12,400     Trader Classified Media            179,690
                                                                                    NV, Class A                   ------------
GERMANY - 9.22%                                                                                                        347,450
INDUSTRIALS - 7.09%                                                                                               ------------
       3,100     Pfeiffer Vacuum                    156,725
                 Technology AG                                     NEW ZEALAND - 2.62%
       9,100     SGL Carbon AG (b)                  115,902        HEALTHCARE - 2.62%
       3,200     Techem AG (b)                      139,405              71,400     Fisher & Paykel                    152,205
                                               ------------                         Healthcare Corp. Ltd.         ------------
                                                    412,032
                                               ------------        NORWAY - 4.43%
                                                                   CONSUMER DISCRETIONARY - 0.96%
INFORMATION TECHNOLOGY - 2.13%                                            2,550     Ekornes ASA                         55,528
       6,700     Elmos Semiconductor AG             123,648                                                       ------------
                                               ------------
                                                    535,680        ENERGY - 3.47%
                                               ------------               6,400     Prosafe ASA                        201,698
                                                                                                                  ------------
HONG KONG - 5.57%                                                                                                      257,226
CONSUMER STAPLES - 2.82%                                                                                          ------------
     260,800     Global Bio-chem                    163,850
                 Technology Group Co.          ------------        SINGAPORE - 4.78%
                 Ltd.                                              INDUSTRIALS - 2.94%
                                                                        168,700     ComfortDelgro Corp Ltd.            170,817
INFORMATION TECHNOLOGY - 2.75%                                                                                    ------------
     114,800     Vtech Holdings Ltd.                159,703
                                               ------------        MATERIALS - 1.84%
                                                    323,553             139,400     Goodpack Ltd.                      105,651
                                               ------------

IRELAND - 3.06%
CONSUMER DISCRETIONARY - 3.06%
      53,800     Independent News &                 177,599
                 Media PLC                     ------------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Small-Cap International Fund (cont.)
--------------------------------------------------------------------------------

                                                  MARKET                                                             MARKET
    SHARES                                        VALUE               SHARES                                         VALUE
-----------------------------------------------------------        -----------------------------------------------------------
       9,012     Goodpack Ltd. Rights          $      1,120        WARRANT/RIGHTS - 0.00%
                                               ------------        HONG KONG - 0.00%
                                                    276,468        CONSUMER STAPLES - 0.00%
                                               ------------               5,600     Global Bio-chem               $        187
                                                                                    Technology Group Co.          ------------
SWEDEN - 9.17%                                                                      Ltd.
CONSUMER DISCRETIONARY - 3.25%
      15,914     Eniro AB                           188,667        SINGAPORE - 0.00%
                                               ------------        MATERIALS - 0.00%
                                                                          9,012     Goodpack Ltd. Rights                 1,120
HEALTHCARE - 3.28%                                                                                                ------------
       5,265     Elekta AB, Class B (b)             190,620        TOTAL WARRANT/RIGHTS                                  1,307
                                               ------------        (Cost $0)                                      ------------

INDUSTRIALS - 2.64%                                                TOTAL INVESTMENTS                                 5,916,168
       5,680     Munters AB                         153,226        (Cost $4,711,055) (a) - 101.85%
                                               ------------        Liabilities in excess of other assets -            (107,451)
                                                    532,513        (1.85)%                                        ------------
                                               ------------
                                                                   NET ASSETS - 100.00%                           $  5,808,717
SWITZERLAND - 2.43%                                                                                               ============
INFORMATION TECHNOLOGY - 2.43%
       5,030     SEZ Holding AG (b)                 140,953        (a) See notes to financial statements for unrealized
                                               ------------        appreciation (depreciation) of securities.
                                                                   (b) Non-income producing security.
UNITED KINGDOM - 11.93%                                            (c) This security has been valued at its Fair Value
CONSUMER DISCRETIONARY - 5.31%                                     determined in good faith by or under the direction of the
       6,900     Diploma PLC                         94,267        Board of Trustees.
      26,870     T&F Informa PLC                    213,758        (d) This security is considered illiquid and is currently
                                               ------------        valued at zero.
                                                    308,025
                                               ------------        SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER STAPLES - 2.42%
      49,200     McBride PLC                        140,848
                                               ------------
FINANCIALS - 2.03%
      10,100     Savills PLC                        117,755
                                               ------------

INDUSTRIALS - 0.21%
       2,500     Domino Printing                     12,282
                 Sciences PLC                  ------------

MATERIALS - 1.96%
      14,250     Victrex PLC                        113,901
                                               ------------
                                                    692,811
                                               ------------

TOTAL COMMON STOCK                                5,443,531
(Cost $4,239,724)                              ------------

INVESTMENT COMPANIES - 8.11%
     258,796     Wells Fargo Government             258,796
                 Institutional Money
                 Market Fund, Investor
                 Class
     212,535     Wells Fargo Prime                  212,535
                 Investment Money              ------------
                 Market Fund, Investor
                 Class
                                                    471,331
                                               ------------

TOTAL INVESTMENT COMPANIES                          471,331
(Cost $471,331)                                ------------

================================================================================
NOTES TO SCHEDULES OF INVESTMENTS
================================================================================

Collateral Information for Securities on Loan:
--------------------------------------------------------------------------------

The cash collateral received was pooled and invested into the following:

                                                                                 ENTERPRISE
                                     LARGE CAP        MID CAP      ENTERPRISE     SMALL CAP       VALUE
                                    GROWTH FUND     GROWTH FUND       FUND           FUND          FUND
                                   -------------   -------------   -----------   -----------   ------------
Amstel Funding Corp.,
  2.66%, 4/15/2005                    $153,518         $96,624       $174,610        $51,888     $241,647
Atlantic Asset Securitization
  Corp., 2.81%, 4/11/2005              166,298         104,668        189,146         56,207      261,764
Atlantic Asset Securitization
  Corp., 2.84%, 5/23/2005              581,007         365,685        660,832        196,375      914,544
Atomium Funding Corporation,
  2.62%, 4/5/2005                      965,051         607,402      1,097,640        326,179    1,519,054
Cancara, LTD, 2.82%, 4/15/2005         186,304         117,260        211,901         62,969      293,255
Cedar Springs Capital Company,
  LLC., 2.81%, 4/14/2005               606,598         381,792        689,939        205,025      954,825
Cedar Springs Capital Company,
  LLC., 2.98%, 6/2/2005                360,711         227,031        410,269        121,917      567,783
Corporate Asset Securitization
  Australia, LTD.,
  2.86%, 4/5/2005                      965,051         607,402      1,097,640        326,179    1,519,054
Crown Point Capital Co., LLC.,
  2.80%, 8/8/2005                      763,538         480,570        868,441        258,069    1,201,859
Danske Corp., 2.75%, 5/9/2005          365,729         230,189        415,977        123,613      575,681
Dorada Finance Inc., 7/15/2005         772,496         486,208        878,630        261,097    1,215,960
Eiffel Funding, LLC.,
  2.84%, 4/26/2005                     529,918         333,530        602,723        179,108      834,126
Eiffel Funding, LLC.,
  2.83%, 5/4/2005                      577,698         363,603        657,069        195,257      909,335
Falcon Asset Securization,
  2.88%, 5/11/2005                     742,310         467,209        844,297        250,895    1,168,446
Gemini Securitization, Inc.,
  2.90%, 5/18/2005                     480,841         302,641        546,904        162,520      756,875
George Street Finance, LLC.,
  2.82%, 5/3/2005                      962,908         606,053      1,095,202        325,455    1,515,681
Govco Inc., 2.89%, 5/18/2005           577,009         363,169        656,285        195,024      908,250
HBOS Treasury Services PLC,
  2.79%, 5/17/2005                     855,773         538,622        973,348        289,244    1,347,044
Irish Life & Permanent PLC,
  2.92%, 5/23/2005                     192,259         121,008        218,674         64,982      302,629
K2 (USA) LLC, Variable Rate,
  6/1/2005                             965,427         607,639      1,098,068        326,306    1,519,647
Liquid Funding, Ltd.,
  2.83%, 4/25/2005                   1,156,277         727,759      1,315,138        390,812    1,820,057
Metlife Global Funding 1,
  Variable Rate, 3/6/2006              965,109         607,438      1,097,706        326,198    1,519,145
Neptune Funding Corp.,
  2.74%, 4/21/2005                     192,965         121,452        219,477         65,221      303,740
Neptune Funding Corp.,
  2.76%, 4/25/2005                     104,643          65,862        119,020         35,368      164,715
Neptune Funding Corp.,
  2.72%, 4/28/2005                     578,005         363,796        657,418        195,361      909,819
Neptune Funding Corp.,
  2.88%, 5/13/2005                     304,808         191,845        346,685        103,022      479,787
Nieuw Amsterdam,
  2.82%, 4/18/2005                     990,887         623,663      1,127,026        334,911    1,559,722
Northern Rock PLC, Variable
  Rate, 1/13/2006                      965,833         607,894      1,098,529        326,443    1,520,285

================================================================================
NOTES TO SCHEDULES OF INVESTMENTS
================================================================================

Collateral Information for Securities on Loan (continued):
--------------------------------------------------------------------------------

                                                                                    ENTERPRISE
                                   LARGE CAP        MID CAP        ENTERPRISE        SMALL CAP         VALUE
                                 GROWTH FUND     GROWTH FUND          FUND             FUND             FUND
                                 -------------   -------------   --------------   --------------   --------------
Perry Global Funding Limited,
  2.85%, 4/14/2005               $   138,293     $    87,041     $   157,293      $    46,742      $   217,682
Sedna Finance, Inc.,
  2.81%, 4/26/2005                   289,046         181,925         328,758           97,695          454,978
Spintab (Swedmortgage) AB,
  2.82%, 6/1/2005                    182,485         114,856         207,556           61,678          287,243
Swedbank (Forenings
  Sparbanken),
  2.90%, 5/16/2005                   279,724         176,058         318,156           94,544          440,305
Swedbank (Forenings
  Sparbanken),
  2.88%, 5/24/2005                   384,487         241,996         437,312          129,953          605,209
Thames Asset Global Sec. 1,
  Inc., 2.84%, 4/25/2005             286,371         180,242         325,716           96,791          450,767
UBS Finance (Delaware) LLC.,
  2.87%, 5/3/2005                    211,840         133,332         240,944           71,600          333,450
White Pine Finance, LLC.,
  Variable Rate, 7/25/2005           764,681         481,289         869,741          258,456        1,203,658
Morgan Stanley Repurchase
  Agreement, 2.93%, 4/1/2005       6,613,467       4,162,504       7,522,094        2,235,296       10,410,038
ING Barings, LOC, 6/16/05                  -               -               -                -          517,439
KBC, LOC, 6/16/05                          -               -               -                -          714,845
Lloyds TSB, LOC, 6/15/05                   -               -               -          692,081          868,832
Santander Central Hispano,
  LOC, 4/1/05                              -               -               -          905,357        9,120,648
                                 -----------     -----------     -----------      -----------      -----------
Total Collateral Held            $26,179,365     $16,477,257     $29,776,164      $10,445,838      $52,429,823
                                 ===========     ===========     ===========      ===========      ===========

See Notes to Financial Statements number 2 for detail on the Funds' securities lending policies and procedures.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (63)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present);
prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

LUCY HANCOCK BODE (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

RONALD JAMES (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN:  16
--------------------------------------------------------------------------------

JOHN A. MACDONALD (56)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

H. DAVID RYBOLT (62)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------
JAMES R. SEWARD (52)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

JAY H. WEIN (72)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (41)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (44)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).
--------------------------------------------------------------------------------

DAVID P. LUX (50)
POSITION HELD WITH FUND: Controller; Since November, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher Fixed Income Group (1995-2003).
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (55)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B
(mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).
--------------------------------------------------------------------------------

LAURA M. MORET (51)
POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior
Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary (2003-2004)(2).
--------------------------------------------------------------------------------

GORDON TELFER (39)
POSITION HELD WITH FUND: Portfolio Strategist; Since March, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Portfolio Manager, Voyageur Asset Management (2003-present); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000).
--------------------------------------------------------------------------------

NANCY M. SCINTO (45)
POSITION HELD WITH FUND: Chief Investment Officer, Equity Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director and Director of Research, Voyageur Asset Management.
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION
================================================================================


--------------------------------------------------------------------------------

The Tamarack Equity Funds offer five share classes, four of which are currently authorized for sale to new investors. These four share classes are the A, C, R and I classes.
--------------------------------------------------------------------------------

A CLASS

A Class shares are available for purchase primarily through investment advisors, broker- dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Equity Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. A Class shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps.) A Class shares have a higher up front sales charge
(load) than C Class shares, but a lower annual expense ratio.
--------------------------------------------------------------------------------

C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.
--------------------------------------------------------------------------------

R CLASS

R Class shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. R Class shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.
--------------------------------------------------------------------------------

S CLASS

S Class shares are currently closed to new investors. This share class does not have an upfront sales charge (load) or a 12b-1 service and distribution fee.
--------------------------------------------------------------------------------

I CLASS

I Class shares are available in the Tamarack Enterprise, Enterprise Small Cap, Large Cap, Mid Cap and Small Cap Funds. This share class does not have an upfront sales charge (load) or a 12b-1 service and distribution fee.
--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================


--------------------------------------------------------------------------------

INFORMATION FOR TAMARACK FUNDS SHAREHOLDERS REGARDING THE RENEWAL OF INVESTMENT ADVISORY AGREEMENT

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management, Inc. for each of the Funds. The Trustees also renewed the Sub-Advisory Agreements between Voyageur and Babson Capital Management LLC for the Enterprise, Enterprise Small Cap, Micro Cap Value and Value Funds; and the Sub-Advisory Agreement between Voyageur and Denver Investment Advisors LLC for the Small Cap International Fund. After evaluating the services provided by the adviser and sub-advisers and reviewing the performance and relevant expenses of the Funds, the Trustees concluded that it was in the best interests of the Funds and their shareholders to retain Voyageur, Babson Capital and Denver for an additional year.

The Trustees' evaluation of the investment advisory arrangements included a review of historical investment performance information of the Funds, fee and expense information of the Funds, and information regarding the nature and quality of the management and advisory services provided by the advisory firms, the qualifications and performance of the investment and management personnel who service the Funds, and Voyageur's financial condition and profitability in managing the Funds.

The Trustees generally emphasize three to five year returns, as opposed to shorter time periods, when evaluating investment performance of the Funds. The relative investment performance of the Large Cap Growth, Mid Cap Growth, Small Cap Growth, Enterprise, Enterprise Small Cap, Micro Cap Value and Value Funds was above average or substantially above average for those periods in comparison to their respective peer groups. The Mid Cap Growth Fund's one-year investment performance was substantially below average and the Trustees met with representatives of the portfolio management team to explore the reasons for the performance. The portfolio management team reviewed the reasons for this underperformance and their view as to improving current performance trends. The Trustees were satisfied with this explanation and the long-term investment performance of the domestic equity growth and value Funds. The Trustees were also satisfied with the qualifications, expertise and overall performance of the Funds' portfolio management team as well as the Funds' management team responsible for Fund operations and compliance.

The Small Cap International Fund's one and three-year performance was substantially below average in comparison to its peer group, despite favorable performance in 2003. At the Trustees invitation, the Fund's portfolio manager attended the February 25, 2005 meeting to discuss the Fund's investment results and process with the Trustees. The Trustees was satisfied that the Fund continued to be managed appropriately according to its policies and determined to continue to monitor the Fund's investment process. The Trustees also requested management to examine further portfolio management alternatives for the Fund given its substantial underperformance. Management agreed to provide its report at the next meeting of the Trustees.

With respect to the fees and expenses of the Funds, the Trustees evaluated the management and administrative fee levels, the sub-advisory fee levels, and the other operating expenses of the Funds, together with Voyageur's historical and proposed arrangements to waive fees and/or pay expenses to subsidize certain Funds' operations and limit overall Fund expenses. Voyageur proposed to reduce its subsidy by 0.15% of

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

average annual net assets for the Large Cap Growth Fund, 0.09% for the Micro Cap Value Fund and 0.12% for the Value Fund, and to eliminate the 0.12% subsidy for the Mid Cap Growth Fund, which would increase estimated annual ordinary operating expense ratios of those Funds. These fee waiver adjustments would likely put the Funds ordinary operating expense ratios at the median level for their peer groups.

The Trustees specifically sought and obtained certain contractual and voluntary commitments from Voyageur to subsidize Fund expenses at proposed limits for the year. These commitments protected the shareholders from unexpected increases in Fund expenses that might result from large-scale redemptions or a significant reduction in asset size.

In determining to renew the Investment Advisory and Sub-Advisory Agreements for an additional year, the Trustees concluded that the performance of the Funds and the nature and quality of the investment advisory and other services provided by Voyageur, Babson Capital and DIA was satisfactory, the advisory and sub-advisory fees were reasonable and fair and the continuation of the relationships was in the best interests of the Funds and their shareholders. The Trustees also expressed satisfaction that the fee rate reductions at higher asset levels would permit the Funds to realize economies of scale.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================


--------------------------------------------------------------------------------

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 through March
31, 2005.
--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                              BEGINNING           ENDING           EXPENSE PAID          EXPENSE RATIO
                            ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                               10/1/04           3/31/05        10/1/04 -- 3/31/05     10/1/04 -- 3/31/05
                           ---------------   ---------------   --------------------   -------------------
Large Cap
  Growth
  Fund            Class A    $ 1,000.00        $ 1,037.40            $ 5.59                 1.10%
                  Class I      1,000.00          1,039.20              4.32                 0.85%
                  Class C      1,000.00          1,033.50              9.38                 1.85%
                  Class R      1,000.00          1,036.10              6.85                 1.35%
                  Class S      1,000.00          1,039.20              4.32                 0.85%
Mid Cap
  Growth
  Fund            Class A      1,000.00          1,087.10              6.71                 1.29%
                  Class I      1,000.00          1,088.90              5.42                 1.04%
                  Class C      1,000.00          1,083.70             10.65                 2.05%
                  Class R      1,000.00          1,086.40              8.01                 1.54%
                  Class S      1,000.00          1,088.90              5.36                 1.03%
Small Cap
  Growth
  Fund            Class A      1,000.00          1,088.70              8.75                 1.68%
                  Class I      1,000.00          1,090.30              7.45                 1.43%
                  Class C      1,000.00          1,083.50             12.62                 2.43%
                  Class R      1,000.00          1,085.70             10.04                 1.93%
                  Class S      1,000.00          1,089.50              7.45                 1.43%
Enterprise
  Fund            Class A      1,000.00          1,057.90              6.82                 1.33%
                  Class I      1,000.00          1,059.10              5.54                 1.08%
                  Class C      1,000.00          1,053.80             10.65                 2.08%
                  Class R      1,000.00          1,056.70              8.10                 1.58%
                  Class S      1,000.00          1,059.10              5.54                 1.08%
Enterprise
  Small Cap
  Fund            Class A    $ 1,000.00        $ 1,052.10            $ 7.93                 1.55%
                  Class C      1,000.00          1,048.10             11.74                 2.30%
                  Class R      1,000.00          1,050.60              9.20                 1.80%
                  Class S      1,000.00          1,053.30              6.65                 1.30%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

                                  BEGINNING           ENDING           EXPENSE PAID          EXPENSE RATIO
                                ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                                   10/1/04           3/31/05       10/1/04 -- 3/31/05     10/1/04 -- 3/31/05
                               ---------------   ---------------   --------------------   -------------------
Value Fund         Class A        1,000.00          1,104.20                 6.35                1.21%
                   Class C        1,000.00          1,100.00                10.26                1.96%
                   Class R        1,000.00          1,102.60                 7.65                1.46%
                   Class S        1,000.00          1,105.40                 5.04                0.96%
Microcap
  Value
  Fund             Class A        1,000.00          1,107.80                 6.73                1.28%
                   Class C        1,000.00          1,103.70                10.65                2.03%
                   Class R        1,000.00          1,106.60                 8.04                1.53%
                   Class S        1,000.00          1,109.50                 5.42                1.03%
Small Cap
  International
  Fund             Class A        1,000.00          1,091.40                 9.65                1.85%
                   Class C        1,000.00          1,087.90                13.53                2.60%
                   Class R        1,000.00          1,090.80                10.95                2.10%
                   Class S        1,000.00          1,093.40                 8.35                1.60%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              BEGINNING           ENDING           EXPENSE PAID          EXPENSE RATIO
                            ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                               10/1/04           3/31/05        10/1/04 -- 3/31/05     10/1/04 -- 3/31/05
                           ---------------   ---------------   --------------------   -------------------
Large Cap
  Growth
  Fund         Class A       $ 1,000.00        $ 1,019.45           $ 5.54                  1.10%
               Class I         1,000.00          1,020.69             4.28                  0.85%
               Class C         1,000.00          1,015.71             9.30                  1.85%
               Class R         1,000.00          1,018.20             6.79                  1.35%
               Class S         1,000.00          1,020.69             4.28                  0.85%
Mid Cap
  Growth
  Fund         Class A         1,000.00          1,018.50             6.49                  1.29%
               Class I         1,000.00          1,019.75             5.24                  1.04%
               Class C         1,000.00          1,014.71            10.30                  2.05%
               Class R         1,000.00          1,017.25             7.75                  1.54%
               Class S         1,000.00          1,019.80             5.19                  1.03%
Small Cap
  Growth
  Fund         Class A         1,000.00          1,016.55             8.45                  1.68%
               Class I         1,000.00          1,017.80             7.19                  1.43%
               Class C         1,000.00          1,012.81            12.19                  2.43%
               Class R         1,000.00          1,015.31             9.70                  1.93%
               Class S         1,000.00          1,017.80             7.19                  1.43%
Enterprise
  Fund         Class A         1,000.00          1,018.30             6.69                  1.33%
               Class I         1,000.00          1,019.55             5.44                  1.08%
               Class C         1,000.00          1,014.56            10.45                  2.08%
               Class R         1,000.00          1,017.05             7.95                  1.58%
               Class S         1,000.00          1,018.70             6.29                  1.25%
Enterprise
  Small Cap
  Fund         Class A         1,000.00          1,017.20             7.80                  1.55%
               Class C         1,000.00          1,013.46            11.55                  2.30%
               Class R         1,000.00          1,015.96             9.05                  1.80%
               Class S         1,000.00          1,018.45             6.54                  1.30%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

                                  BEGINNING           ENDING           EXPENSE PAID          EXPENSE RATIO
                                ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                                   10/1/04           3/31/05       10/1/04 -- 3/31/05     10/1/04 -- 3/31/05
                               ---------------   ---------------   --------------------   -------------------
Value Fund         Class A       $ 1,000.00        $ 1,018.90            $ 6.09                  1.21%
                   Class C         1,000.00          1,015.16              9.85                  1.96%
                   Class R         1,000.00          1,017.65              7.34                  1.46%
                   Class S         1,000.00          1,020.14              4.84                  0.96%
Microcap
  Value
  Fund             Class A         1,000.00          1,018.55              6.44                  1.28%
                   Class C         1,000.00          1,014.81             10.20                  2.03%
                   Class R         1,000.00          1,017.30              7.70                  1.53%
                   Class S         1,000.00          1,019.80              5.19                  1.03%
Small Cap
  International
  Fund             Class A         1,000.00          1,015.71              9.30                  1.85%
                   Class C         1,000.00          1,011.97             13.04                  2.60%
                   Class R         1,000.00          1,014.46             10.55                  2.10%
                   Class S         1,000.00          1,016.95              8.05                  1.60%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

================================================================================

================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

================================================================================

================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

================================================================================

================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

                                     [PHOTO]

















                                                               ---------------
Tamarack Funds                                               |     PRSRT STD   |
P.O. Box 219757                                              |   U.S. POSTAGE  |
Kansas City, MO 64121-9757                                   |       PAID      |
                                                             | PERMIT NO. 2891 |
                                                             | KANSAS CITY MO  |
                                                               ---------------
800-422-2766
www.TamarackFunds.com









TF AR 3/05 TAMARACK DISTRIBUTORS, INC.
533903 (3/05)

TAMARACK FUNDS
Semi-Annual Report                                               March 31, 2005







                                    [PHOTO]












PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TAX-FREE MONEY MARKET FUND

INSTITUTIONAL PRIME MONEY MARKET FUND

INSTITUTIONAL TAX-FREE MONEY MARKET FUND


                                                           [TAMARACK FUNDS LOGO]

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR SEMI-ANNUAL REPORT

This semi-annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

We hope the financial information presented will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and additional performance information are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Commission's website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Securities and Exchange Commission's ("Commission") website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Shareholder Letter .....................................................   1
Money Market Funds CIO Letter ..........................................   2
Financial Statements
- Statements of Assets and Liabilities .................................   3
- Statements of Operations .............................................   4
- Statements of Changes in Net Assets ..................................   5
Financial Highlights ...................................................  10
Notes to Financial Statements ..........................................  15
Schedules of Portfolio Investments .....................................  21
Management .............................................................  49
Supplemental Information ...............................................  52

================================================================================
SHAREHOLDER LETTER
================================================================================

To Our Shareholders:

--------------------------------------------------------------------------------

The semi-annual period ended March 31, 2005 has been a turbulent one for both equity and fixed income investors. Anxiety over contradictory economic indicators, mixed news from Iraq, inflation worries and uncertainty over U.S. corporate profits affected both markets. However, for money market investors the most important news has been the Federal Reserve's decision to begin raising short-term interest rates, gradually but consistently. Because money markets hold short-term fixed-income securities, their yields tend to be very sensitive to changes in Fed policy and the last six-months have been no exception. As the Fed has raised short-term interest rates, money market yields have risen, good news for money market investors who have seen historically low yields for the last several years.

This report presents the results for the five Tamarack money market funds as of the period ended March 31, 2005. In addition to the period returns for your particular Fund(s), this report includes commentary from Raye Kanzenbach, who has managed the Tamarack money market funds since their inception. We hope you will find this information helpful. As always this report also includes footnotes describing the policies and procedures followed by the Tamarack Funds in managing the assets entrusted to us by you and your fellow shareholders. We have endeavored to make these footnotes as informative and easy-to-read as possible and encourage you to read this important information.

We continue to believe that a prudent investor maintains a diversified portfolio encompassing bonds and growth and value equity investments. Our fixed income team at Voyageur Asset Management (the advisor to the Tamarack Funds) continues essentially unchanged and working to meet your expectations as investors. All of the members of the Tamarack Funds team value the trust you have placed in us.

Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President
Tamarack Funds

================================================================================
TAMARACK MONEY MARKET FUNDS
================================================================================


--------------------------------------------------------------------------------

MARKET COMMENTARY

Short-term interest rates rose steadily throughout the six-month period ending March 31, 2005, as the Federal Reserve gradually increased the overnight Fed Funds rate. The Fed Funds rate had been at a very low 1% for about a year from mid-2003 to mid-2004. But as the U.S. economy emerged from recession, Federal Reserve policy changed beginning in June 2004, from one designed to encourage the economy through extremely low rates to one designed to be less stimulative by gradually raising short-term interest rates. The Federal Reserve meets about every 6 weeks, and it has been raising the Fed Funds rate by 0.25% at each meeting. During this six-month period ending March 31, 2005, this rate rose from 1.75% to 2.75%.

Money market funds invest in high quality, short-term debt obligations. In general, due to their short-term nature, the interest rates on these investments closely mirror the current Fed Funds rate and market expectations of near-term changes in that rate. Therefore, the yield on the Tamarack Money Market Funds rose steadily throughout the six-month period along with the increasing Fed Funds rate.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                               Raye C. Kanzenbach

The Federal Reserve has indicated that it wants to continue to reduce its previously stimulative monetary policy at a "measured" pace, which has come to mean an increase in the Fed Funds rate of 0.25% at each meeting. General market consensus seems to be that the Fed will continue these increases for at least the next two meetings. Fed action beyond then will be dependent on the economic data regarding the health of the U.S. economy. If the economy grows strongly and if inflation shows signs of accelerating, the Fed is more likely to continue increasing short-term interest rates. However, if the economy slows and there is no sign of rising inflation, the Fed is more likely hold short rates steady. At Voyageur, we believe that there is a strong likelihood that short-term interest rates will rise somewhat from current levels, and therefore the yield on the Tamarack Money Market Funds should rise as well.

/s/ Raye C. Kanzenbach

Raye C. Kanzenbach
Senior Managing Director, Voyageur Asset Management
Tamarack Funds

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities
MARCH 31, 2005 (UNAUDITED)

                                                                                               TAMARACK
                                                                            TAMARACK       U.S. GOVERNMENT
                                                                          PRIME MONEY           MONEY
                                                                          MARKET FUND        MARKET FUND
                                                                      ------------------- -----------------
ASSETS:
Investments, at market value (cost $8,619,692,030; $876,061,320;
 $956,558,309; $764,329,324 and $346,290,492, respectively)             $8,619,692,030       $876,061,320
Interest receivable                                                         10,987,673            772,677
Cash                                                                            23,026                  -
Receivable for capital shares issued                                        18,568,323          3,744,226
Receivable for investments sold                                                      -                  -
                                                                        --------------       ------------
 Total Assets                                                            8,649,271,052        880,578,223
                                                                        --------------       ------------
LIABILITIES:
Distributions payable                                                       13,777,715          1,386,844
Payable for capital shares redeemed                                              1,292                  -
Payable for investments purchased                                           50,367,083                  -
Payable upon return for securities on loan                                 209,545,567                  -
Accrued expenses and other payables:
 Investment advisory fees                                                    3,016,481            284,812
 Administrative services fees                                                  544,988            157,798
 Other                                                                       1,113,214            109,589
                                                                        --------------       ------------
  Total Liabilities                                                        278,366,340          1,939,043
                                                                        --------------       ------------
  Net Assets                                                            $8,370,904,712       $878,639,180
                                                                        ==============       ============
NET ASSETS CONSIST OF:
Capital                                                                 $8,370,889,604       $878,640,960
Distributions in excess of net investment income                                     -                  -
Accumulated net realized gains (losses) from investment transactions            15,108             (1,780)
                                                                        --------------       ------------
 Net Assets                                                             $8,370,904,712       $878,639,180
                                                                        ==============       ============
SHARES OUTSTANDING:                                                      8,371,010,979        878,675,102
NET ASSET VALUES:                                                       $         1.00       $       1.00
                                                                        ==============       ============

                                                                                            TAMARACK        TAMARACK
                                                                           TAMARACK      INSTITUTIONAL    INSTITUTIONAL
                                                                        TAX-FREE MONEY    PRIME MONEY     TAX-FREE MONEY
                                                                          MARKET FUND     MARKET FUND      MARKET FUND
                                                                       ---------------- ---------------  ----------------
ASSETS:
Investments, at market value (cost $8,619,692,030; $876,061,320;
 $956,558,309; $764,329,324 and $346,290,492, respectively)               $956,558,309     $764,329,324    $346,290,492
Interest receivable                                                          2,887,166        1,150,118       1,023,637
Cash                                                                                 -                -               -
Receivable for capital shares issued                                                 -                -      10,811,785
Receivable for investments sold                                             25,448,172                -               -
                                                                          ------------     ------------    ------------
 Total Assets                                                              984,893,647      765,479,442     358,125,914
                                                                          ------------     ------------    ------------
LIABILITIES:
Distributions payable                                                        1,051,729        1,555,904         463,826
Payable for capital shares redeemed                                         44,040,414       13,743,095               -
Payable for investments purchased                                           32,852,956        7,370,997               -
Payable upon return for securities on loan                                           -        5,119,773               -
Accrued expenses and other payables:
 Investment advisory fees                                                      417,901          165,846          74,486
 Administrative services fees                                                   63,685                -               -
 Other                                                                         137,373           40,091          38,730
                                                                          ------------     ------------    ------------
  Total Liabilities                                                         78,564,058       27,995,706         577,042
                                                                          ------------     ------------    ------------
  Net Assets                                                              $906,329,589     $737,483,736    $357,548,872
                                                                          ============     ============    ============
NET ASSETS CONSIST OF:
Capital                                                                   $906,331,246     $737,518,103    $357,615,491
Distributions in excess of net investment income                                     -                -         (66,083)
Accumulated net realized gains (losses) from investment transactions            (1,657)         (34,367)           (536)
                                                                          ------------     ------------    ------------
 Net Assets                                                               $906,329,589     $737,483,736    $357,548,872
                                                                          ============     ============    ============
SHARES OUTSTANDING:                                                        906,379,586      737,526,521     357,615,491
NET ASSET VALUES:                                                         $       1.00     $       1.00    $       1.00
                                                                          ============     ============    ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

                                                                                TAMARACK
                                                             TAMARACK       U.S. GOVERNMENT
                                                           PRIME MONEY           MONEY
                                                           MARKET FUND        MARKET FUND
                                                           --------------- -----------------
INVESTMENT INCOME:
 Interest income                                           $91,777,416         $ 9,819,157
 Securities lending income (See Note 2)                         16,581                   -
                                                           -----------         -----------
  Total Investment Income                                   91,793,997           9,819,157
                                                           -----------         -----------
EXPENSES:
 Investment advisory fees                                   17,424,005           1,711,705
 Administrative services fees                               10,283,112           1,133,730
 Custodian fees                                                 42,731               5,342
 Registration and filing fees                                  168,120              31,093
 Transfer agent fees                                         7,339,043             405,048
 Trustees' fees                                                  9,254               9,095
 Other fees                                                  2,540,450             229,875
                                                           -----------         -----------
 Total expenses before voluntary fee reductions             37,806,715           3,525,888
Expenses voluntarily reduced by:
 Advisor                                                    (8,372,896)           (287,890)
                                                           -----------         -----------
 Net Expenses                                               29,433,819           3,237,998
                                                           -----------         -----------
NET INVESTMENT INCOME                                       62,360,178           6,581,159
                                                           -----------         -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions        23,852              (1,683)
                                                           -----------         -----------
Change in net assets resulting from operations             $62,384,030         $ 6,579,476
                                                           ===========         ===========

                                                                                TAMARACK        TAMARACK
                                                               TAMARACK      INSTITUTIONAL   INSTITUTIONAL
                                                            TAX-FREE MONEY    PRIME MONEY    TAX-FREE MONEY
                                                              MARKET FUND     MARKET FUND     MARKET FUND
                                                           ---------------- --------------- ---------------
INVESTMENT INCOME:
 Interest income                                              $ 8,409,467     $ 7,837,441       $3,032,948
 Securities lending income (See Note 2)                                 -           2,301                -
                                                              -----------     -----------       ----------
  Total Investment Income                                       8,409,467       7,839,742        3,032,948
                                                              -----------     -----------       ----------
EXPENSES:
 Investment advisory fees                                       2,414,829         883,369          446,106
 Administrative services fees                                   1,207,415               -                -
 Custodian fees                                                     4,279           2,859            1,716
 Registration and filing fees                                      10,125          25,364           11,856
 Transfer agent fees                                              256,577          15,389            8,106
 Trustees' fees                                                     8,464           8,152            9,208
 Other fees                                                       149,102          85,003           52,979
                                                              -----------     -----------       ----------
 Total expenses before voluntary fee reductions                 4,050,791       1,020,136          529,971
Expenses voluntarily reduced by:
 Advisor                                                       (1,029,624)              -                -
                                                              -----------     -----------       ----------
 Net Expenses                                                   3,021,167       1,020,136          529,971
                                                              -----------     -----------       ----------
NET INVESTMENT INCOME                                           5,388,300       6,819,606        2,502,977
                                                              -----------     -----------       ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                -          (6,875)               -
                                                              -----------     -----------       ----------
Change in net assets resulting from operations                $ 5,388,300      $6,812,731       $2,502,977
                                                              ===========     ===========       ==========

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

TAMARACK PRIME
MONEY MARKET FUND

                                                  FOR THE                FOR THE                 FOR THE
                                             SIX MONTHS ENDED          PERIOD ENDED             YEAR ENDED
                                              MARCH 31, 2005      SEPTEMBER 30, 2004 (a)      JULY 31, 2004
                                            ------------------   ------------------------   -----------------
                                               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                      $    62,360,178          $   11,142,986         $    34,360,741
  Net realized gains (losses) from
   investment transactions and other
   dispositions                                       23,852                  (8,744)                      -
                                             ---------------          --------------         ---------------
Change in net assets from operations              62,384,030              11,134,242              34,360,741
                                             ---------------          --------------         ---------------
DISTRIBUTIONS TO INVESTOR CLASS
  SHAREHOLDERS:
  From net investment income                     (62,485,035)            (11,176,561)            (34,288,469)

DISTRIBUTIONS TO RESERVE CLASS
  SHAREHOLDERS:
  From net investment income                               -                       -                 (27,448)
                                             ---------------          --------------         ---------------
Change in net assets from shareholder
  distributions                                  (62,485,035)            (11,176,561)            (34,315,917)
                                             ---------------          ----------------       ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued -
   Investor Class                              1,892,063,952             681,995,480           3,988,817,725
  Proceeds from shares issued -
   Reserve Class                                           -                       -              25,505,098
  Proceeds from shares issued in
   connection with merger                                  -                       -              26,911,776
  Dividends reinvested - Investor Class           54,761,558               9,281,244              30,176,000
  Dividends reinvested - Reserve Class                     -                       -                  17,776
  Cost of shares redeemed - Investor
   Class                                      (1,460,423,178)           (666,391,338)         (4,297,497,682)
  Cost of shares redeemed - Reserve
   Class                                                   -                       -            (133,424,994)
                                             ---------------          --------------         ---------------
Change in net assets from capital
  transactions                                   486,402,332              24,885,386            (359,494,301)
                                             ---------------          --------------         ---------------
Net increase (decrease) in net assets            486,301,327              24,843,067            (359,449,477)

NET ASSETS:
  Beginning of period                          7,884,603,385           7,859,760,318           8,219,209,795
                                             ---------------          --------------         ---------------
  End of period                              $ 8,370,904,712          $7,884,603,385         $ 7,859,760,318
                                             ===============          ==============         ===============
Undistributed (distributions in excess
  of) net investment income                  $             -          $      124,857         $       158,432
                                             ===============          ==============         ===============
SHARE TRANSACTIONS:
  Issued - Investor Class                      1,892,063,952             681,995,469           3,988,825,499
  Issued - Reserve Class                                   -                       -              25,505,098
  Issued in connection with merger                         -                       -              26,911,776
  Reinvested - Investor Class                     54,761,558               9,281,244              30,176,000
  Reinvested - Reserve Class                               -                       -                  17,776
  Redeemed - Investor Class                   (1,460,423,178)           (666,391,338)         (4,297,497,678)
  Redeemed - Reserve Class                                 -                       -            (133,424,994)
                                             ---------------          --------------         ---------------
Change in shares transactions                    486,402,332              24,885,375            (359,486,523)
                                             ===============          ==============         ===============

(a) For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK U.S. GOVERNMENT
MONEY MARKET FUND

                                                  FOR THE                FOR THE                 FOR THE
                                             SIX MONTHS ENDED          PERIOD ENDED             YEAR ENDED
                                              MARCH 31, 2005      SEPTEMBER 30, 2004 (a)      JULY 31, 2004
                                            ------------------   ------------------------   -----------------
                                               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                       $    6,581,159          $    1,275,747          $    3,828,307
  Net realized gains (losses) from
   investment transactions and other
   dispositions                                       (1,683)                    (97)                      -
                                              --------------          --------------          --------------
Change in net assets from operations               6,579,476               1,275,650               3,828,307
                                              --------------          --------------          --------------
DISTRIBUTIONS TO INVESTOR CLASS
  SHAREHOLDERS:
  From net investment income                      (6,614,910)             (1,279,496)             (3,824,951)
                                              --------------          --------------          --------------
Change in net assets from shareholder
  distributions                                   (6,614,910)             (1,279,496)             (3,824,951)
                                              --------------          --------------          --------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued -
   Investor Class                                335,410,641             113,617,107             673,973,928
  Dividends reinvested - Investor Class            5,918,600               1,050,124               3,363,802
  Cost of shares redeemed - Investor
   Class                                        (409,663,399)            (96,975,241)           (808,084,710)
                                              --------------          --------------          --------------
Change in net assets from capital
  transactions                                   (68,334,158)             17,691,990            (130,746,980)
                                              --------------          --------------          --------------
Net increase (decrease) in net assets            (68,369,592)             17,688,144            (130,743,624)

NET ASSETS:
  Beginning of period                            947,008,772             929,320,628           1,060,064,252
                                              --------------          --------------          --------------
  End of period                               $  878,639,180          $  947,008,772          $  929,320,628
                                              ==============          ==============          ==============
Undistibuted (distributions in excess of)
  net investment income                       $            -          $       33,751          $       37,499
                                              ==============          ==============          ==============
SHARE TRANSACTIONS:
  Issued - Investor Class                        335,410,639             113,617,107             673,973,928
  Reinvested - Investor Class                      5,918,600               1,050,124               3,363,802
  Redeemed - Investor Class                     (409,663,399)            (96,975,241)           (808,084,710)
                                              --------------          --------------          --------------
Change in shares transactions                    (68,334,160)             17,691,990            (130,746,980)
                                              ==============          ==============          ==============

(a) For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK TAX-FREE
MONEY MARKET FUND

                                                  FOR THE                FOR THE                 FOR THE
                                             SIX MONTHS ENDED          PERIOD ENDED             YEAR ENDED
                                              MARCH 31, 2005      SEPTEMBER 30, 2004 (a)      JULY 31, 2004
                                            ------------------   ------------------------   -----------------
                                               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                       $    5,388,300          $    1,094,519         $     3,909,598
  Net realized losses from investment
   transactions and other dispositions                     -                       -                       -
                                              --------------          --------------         ---------------
Change in net assets from operations               5,388,300               1,094,519               3,909,598
                                              --------------          --------------         ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (5,428,024)             (1,103,137)             (3,909,598)
                                              --------------          --------------         ---------------
Change in net assets from shareholder
  distributions                                   (5,428,024)             (1,103,137)             (3,909,598)
                                              --------------          --------------         ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                    492,282,319             199,957,747           1,398,047,428
  Dividends reinvested                             4,984,817                 876,189               3,528,079
  Cost of shares redeemed                       (555,653,076)           (238,831,476)         (1,344,919,577)
                                              --------------          --------------         ---------------
Change in net assets from capital
  transactions                                   (58,385,940)            (37,997,540)             56,655,930
                                              --------------          --------------         ---------------
Net increase (decrease) in net assets            (58,425,664)            (38,006,158)             56,655,930

NET ASSETS:
  Beginning of period                            964,755,253            1,002,761,411            946,105,481
                                              --------------          --------------         ---------------
  End of period                               $  906,329,589          $  964,755,253         $ 1,002,761,411
                                              ==============          ==============         ===============
Undistibuted (distributions in excess of)
  net investment income                       $            -          $       39,724         $        48,342
                                              ==============          ==============         ===============
SHARE TRANSACTIONS:
  Issued                                         492,282,318             199,957,747           1,398,049,085
  Reinvested                                       4,984,817                 876,188               3,528,079
  Redeemed                                      (555,653,077)           (238,831,476)         (1,344,919,577)
                                              --------------          --------------         ---------------
Change in shares transactions                    (58,385,942)            (37,997,540)             56,657,587
                                              ==============          ==============         ===============

(a) For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK
INSTITUTIONAL PRIME
MONEY MARKET FUND

                                                  FOR THE                FOR THE                 FOR THE
                                             SIX MONTHS ENDED          PERIOD ENDED             YEAR ENDED
                                              MARCH 31, 2005      SEPTEMBER 30, 2004 (a)      JULY 31, 2004
                                            ------------------   ------------------------   -----------------
                                               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                       $    6,819,606          $    1,402,060          $    4,512,768
  Net realized losses from investment
   transactions and other dispositions                (6,875)                 (4,159)                 (1,789)
                                              --------------          --------------          --------------
Change in net assets from operations               6,812,731               1,397,901               4,510,979
                                              --------------          --------------          --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (6,846,285)             (1,405,342)             (4,512,768)
                                              --------------          --------------          --------------
Change in net assets from shareholder
  distributions                                   (6,846,285)             (1,405,342)             (4,512,768)
                                              --------------          --------------          --------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                    739,772,248             146,777,797             868,713,053
  Dividends reinvested                             6,024,204               1,196,618               3,987,676
  Cost of shares redeemed                       (651,350,248)           (160,607,490)           (719,575,693)
                                              --------------          --------------          --------------
Change in net assets from capital
  transactions                                    94,446,204             (12,633,075)            153,125,036
                                              --------------          --------------          --------------
Net increase (decrease) in net assets             94,412,650             (12,640,516)            153,123,247

NET ASSETS:
  Beginning of period                            643,071,086             655,711,602             502,588,355
                                              --------------          --------------          --------------
  End of period                               $  737,483,736          $  643,071,086          $  655,711,602
                                              ==============          ==============          ==============
Undistibuted (distributions in excess of)
  net investment income                       $            -          $       26,679          $       29,961
                                              ==============          ==============          ==============
SHARE TRANSACTIONS:
  Issued                                         739,772,248             146,777,797             868,713,043
  Reinvested                                       6,024,204               1,196,618               3,987,687
  Redeemed                                      (651,350,248)           (160,607,490)           (719,575,693)
                                              --------------          --------------          --------------
Change in shares transactions                     94,446,204             (12,633,075)            153,125,037
                                              ==============          ==============          ==============

(a) For the period from August 1, 2004 to September 30, 2004


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK
INSTITUTIONAL TAX-FREE
MONEY MARKET FUND

                                                  FOR THE                FOR THE                 FOR THE
                                             SIX MONTHS ENDED          PERIOD ENDED             YEAR ENDED
                                              MARCH 31, 2005      SEPTEMBER 30, 2004 (a)      JULY 31, 2004
                                            ------------------   ------------------------   -----------------
                                               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                       $    2,502,977          $      646,093          $    2,225,346
  Net realized losses from investment
   transactions and other dispositions                     -                 (83,694)                      -
                                              --------------          --------------          --------------
Change in net assets from operations               2,502,977                 562,399               2,225,346
                                              --------------          --------------          --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (2,485,366)               (646,629)             (2,225,346)
                                              --------------          --------------          --------------
Change in net assets from shareholder
  distributions                                   (2,485,366)               (646,629)             (2,225,346)
                                              --------------          --------------          --------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                    369,336,179             174,646,590             611,043,409
  Dividends reinvested                             2,378,013                 530,053               1,985,412
  Cost of shares redeemed                       (400,936,107)           (143,092,536)           (502,289,773)
                                              --------------          --------------          --------------
Change in net assets from capital
  transactions                                   (29,221,915)             32,084,107             110,739,048
                                              --------------          --------------          --------------
Net increase (decrease) in net assets            (29,204,304)             31,999,877             110,739,048

NET ASSETS:
  Beginning of period                            386,753,176             354,753,299             244,014,251
                                              --------------          --------------          --------------
  End of period                               $  357,548,872          $  386,753,176          $  354,753,299
                                              ==============          ==============          ==============
Undistibuted (distributions in excess of) net
  investment income                           $      (66,083)         $      (83,694)         $          536
                                              ==============          ==============          ==============
SHARE TRANSACTIONS:
  Issued                                         369,336,179             174,646,590             611,043,409
  Reinvested                                       2,378,013                 530,053               1,985,412
  Redeemed                                      (400,936,107)           (143,092,536)           (502,289,773)
                                              --------------          --------------          --------------
Change in shares transactions                    (29,221,915)             32,084,107             110,739,048
                                              ==============          ==============          ==============

(a) For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Prime Money Market Fund
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                  INVESTMENT ACTIVITIES            DISTRIBUTIONS
                                               ---------------------------- ----------------------------
                                    NET ASSET                                                             NET ASSET
                                      VALUE,         NET        TOTAL FROM       NET                        VALUE,
                                    BEGINNING     INVESTMENT    INVESTMENT   INVESTMENT       TOTAL         END OF       TOTAL
                                    OF PERIOD   INCOME (LOSS)   ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD       RETURN
                                   ----------- --------------- ------------ ------------ --------------- -----------   ----------
INVESTOR SHARE CLASS
Six Months Ended March 31, 2005       $1.00         0.01          0.01          (0.01)        (0.01)        $1.00       0.76%(c)
 (Unaudited)
Period Ended September 30, 2004 (e)    1.00           --(a)         --             -- (a)        --          1.00       0.14%(c)
Year Ended July 31, 2004               1.00           --(a)         --             -- (a)        --          1.00       0.42%
Year Ended July 31, 2003               1.00         0.01          0.01          (0.01)        (0.01)         1.00       0.80%
Year Ended July 31, 2002               1.00         0.02          0.02          (0.02)        (0.02)         1.00       1.70%
Year Ended July 31, 2001               1.00         0.05          0.05          (0.05)        (0.05)         1.00       5.10%
Year Ended July 31, 2000               1.00         0.05          0.05          (0.05)        (0.05)         1.00       5.30%

                                                                 RATIOS/SUPPLEMENTAL DATA
                                      ------------------------------------------------------------------------------
                                                                        RATIO OF NET                   RATIO OF NET
                                                          RATIO OF       INVESTMENT       RATIO OF      INVESTMENT
                                        NET ASSETS,     EXPENSES TO    INCOME (LOSS)    EXPENSES TO    INCOME (LOSS)
                                       END OF PERIOD      AVERAGE        TO AVERAGE       AVERAGE       TO AVERAGE
                                         (MILLIONS)      NET ASSETS      NET ASSETS     NET ASSETS*     NET ASSETS*
                                      --------------- --------------- --------------- --------------- --------------
INVESTOR SHARE CLASS
Six Months Ended March 31, 2005           $8,371           0.71%(d)        1.51%(d)        0.91%(d)        1.31%(d)
 (Unaudited)
Period Ended September 30, 2004 (e)        7,885           0.71%(d)        0.83%(d)        0.93%(d)        0.61%(d)
Year Ended July 31, 2004                   7,860           0.71%           0.42%           0.90%           0.24%
Year Ended July 31, 2003                   8,111           0.71%           0.80%           0.90%           0.61%
Year Ended July 31, 2002                   8,524           0.69%           1.66%           0.73%           1.61%
Year Ended July 31, 2001                   5,282           0.62%           5.11%                (b)             (b)
Year Ended July 31, 2000                   4,852           0.63%           5.32%                (b)             (b)

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 per share.
(b) There were no waivers or reimbursements during the period.
(c) Not Annualized.
(d) Annualized.
(e) For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack U.S. Government Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                  INVESTMENT ACTIVITIES            DISTRIBUTIONS
                                               ---------------------------- ----------------------------
                                    NET ASSET                                                             NET ASSET
                                      VALUE,         NET        TOTAL FROM       NET                        VALUE,
                                    BEGINNING     INVESTMENT    INVESTMENT   INVESTMENT       TOTAL         END OF       TOTAL
                                    OF PERIOD   INCOME (LOSS)   ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD       RETURN
                                   ----------- --------------- ------------ ------------ --------------- -----------  -----------
INVESTOR SHARE CLASS
Six Months Ended March 31, 2005       $1.00         0.01          0.01          (0.01)        (0.01)        $1.00       0.73%(c)
 (Unaudited)
Period Ended September 30, 2004 (e)    1.00           --(a)         --             -- (a)        --          1.00       0.14%(c)
Year Ended July 31, 2004               1.00           --(a)         --             -- (a)        --          1.00       0.38%
Year Ended July 31, 2003               1.00         0.01          0.01          (0.01)        (0.01)         1.00       0.70%
Year Ended July 31, 2002               1.00         0.02          0.02          (0.02)        (0.02)         1.00       1.60%
Year Ended July 31, 2001               1.00         0.05          0.05          (0.05)        (0.05)         1.00       4.90%
Year Ended July 31, 2000               1.00         0.05          0.05          (0.05)        (0.05)         1.00       5.20%

                                                                 RATIOS/SUPPLEMENTAL DATA
                                      ------------------------------------------------------------------------------
                                                                        RATIO OF NET                   RATIO OF NET
                                                          RATIO OF       INVESTMENT       RATIO OF      INVESTMENT
                                        NET ASSETS,     EXPENSES TO    INCOME (LOSS)    EXPENSES TO    INCOME (LOSS)
                                       END OF PERIOD      AVERAGE        TO AVERAGE       AVERAGE       TO AVERAGE
                                         (MILLIONS)      NET ASSETS      NET ASSETS     NET ASSETS*     NET ASSETS*
                                      --------------- --------------- --------------- --------------- --------------
INVESTOR SHARE CLASS
Six Months Ended March 31, 2005            $  879         0.71%(d)        1.45%(d)        0.77%(d)        1.39%(d)
 (Unaudited)
Period Ended September 30, 2004 (e)           947         0.45%(d)        1.07%(d)        0.53%(d)        0.99%(d)
Year Ended July 31, 2004                      929         0.71%           0.38%           0.73%           0.36%
Year Ended July 31, 2003                    1,060         0.71%           0.70%           0.75%           0.66%
Year Ended July 31, 2002                    1,088         0.57%           1.60%           0.59%           1.58%
Year Ended July 31, 2001                      462         0.54%           4.88%                (b)             (b)
Year Ended July 31, 2000                      267         0.57%           5.22%                (b)             (b)

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 per share.
(b) There were no waivers or reimbursements during the period.
(c) Not Annualized.
(d) Annualized.
(e) For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Tax-Free Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                   INVESTMENT ACTIVITIES            DISTRIBUTIONS
                                                ---------------------------- ----------------------------
                                     NET ASSET                                                             NET ASSET
                                       VALUE,         NET        TOTAL FROM       NET                        VALUE,
                                     BEGINNING     INVESTMENT    INVESTMENT   INVESTMENT       TOTAL         END OF      TOTAL
                                     OF PERIOD   INCOME (LOSS)   ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD      RETURN
                                    ----------- --------------- ------------ ------------ --------------- -----------  ----------
Six Months Ended March 31, 2005       $1.00           0.01          0.01          (0.01)      (0.01)          $1.00       0.56%(c)
 (Unaudited)
Period Ended September 30, 2004 (e)    1.00             --(a)         --             --(a)       --            1.00       0.11%(c)
Year Ended July 31, 2004               1.00             --(a)         --             --(a)       --            1.00       0.38%
Year Ended July 31, 2003               1.00           0.01          0.01          (0.01)      (0.01)           1.00       0.60%
Year Ended July 31, 2002               1.00           0.01          0.01          (0.01)      (0.01)           1.00       1.10%
Year Ended July 31, 2001               1.00           0.03          0.03          (0.03)      (0.03)           1.00       3.10%
Year Ended July 31, 2000               1.00           0.03          0.03          (0.03)      (0.03)           1.00       3.20%

                                                                 RATIOS/SUPPLEMENTAL DATA
                                      ------------------------------------------------------------------------------
                                                                        RATIO OF NET                   RATIO OF NET
                                                          RATIO OF       INVESTMENT       RATIO OF      INVESTMENT
                                        NET ASSETS,     EXPENSES TO    INCOME (LOSS)    EXPENSES TO    INCOME (LOSS)
                                       END OF PERIOD      AVERAGE        TO AVERAGE       AVERAGE       TO AVERAGE
                                         (MILLIONS)      NET ASSETS      NET ASSETS     NET ASSETS*     NET ASSETS*
                                      --------------- --------------- --------------- --------------- --------------
Six Months Ended March 31, 2005            $  906           0.62%(d)        1.11%(d)        0.83%(d)        0.90%(d)
 (Unaudited)
Period Ended September 30, 2004 (e)           965           0.62%(d)        0.64%(d)        0.83%(d)        0.43%(d)
Year Ended July 31, 2004                    1,003           0.62%           0.38%           0.86%           0.14%
Year Ended July 31, 2003                      946           0.62%           0.62%           0.85%           0.39%
Year Ended July 31, 2002                      909           0.59%           1.08%           0.65%           1.03%
Year Ended July 31, 2001                      490           0.59%           3.07%                (b)             (b)
Year Ended July 31, 2000                      426           0.59%           3.16%                (b)             (b)

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 per share.
(b) There were no waivers or reimbursements during the period.
(c) Not Annualized.
(d) Annualized.
(e) For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Prime Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                 INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                               ------------------------- ----------------------------
                                    NET ASSET
                                      VALUE,        NET      TOTAL FROM       NET
                                    BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL
                                    OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS
                                   ----------- ------------ ------------ ------------ ---------------
Six Months Ended March 31, 2005       $1.00         0.01       0.01          (0.01)      (0.01)
 (Unaudited)
Period Ended September 30, 2004 (d)    1.00           --(a)      --             -- (a)      --
Year Ended July 31, 2004               1.00         0.01       0.01          (0.01)      (0.01)
Year Ended July 31, 2003               1.00         0.01       0.01          (0.01)      (0.01)
Year Ended July 31, 2002               1.00         0.02       0.02          (0.02)      (0.02)
Year Ended July 31, 2001               1.00         0.06       0.06          (0.06)      (0.06)
Year Ended July 31, 2000               1.00         0.06       0.06          (0.06)      (0.06)



                                                                             RATIOS/SUPPLEMENTAL DATA
                                                                  -----------------------------------------------
                                                                                                    RATIO OF NET
                                       NET ASSET                                      RATIO OF       INVESTMENT
                                         VALUE,                     NET ASSETS,     EXPENSES TO        INCOME
                                         END OF        TOTAL       END OF PERIOD      AVERAGE        TO AVERAGE
                                         PERIOD        RETURN        (MILLIONS)      NET ASSETS      NET ASSETS
                                      ----------- --------------- --------------- --------------- ---------------
Six Months Ended March 31, 2005          $1.00         0.96%(b)          $737        0.29%(c)        1.93%(c)
 (Unaudited)
Period Ended September 30, 2004 (d)       1.00         0.21%(b)           643        0.29%(c)        1.25%(c)
Year Ended July 31, 2004                  1.00         0.85%              656        0.29%           0.85%
Year Ended July 31, 2003                  1.00         1.20%              503        0.30%           1.20%
Year Ended July 31, 2002                  1.00         2.20%              449        0.30%           2.17%
Year Ended July 31, 2001                  1.00         5.50%              366        0.31%           5.52%
Year Ended July 31, 2000                  1.00         5.70%              382        0.32%           5.68%

(a) Less than $0.01 per share.
(b) Not Annualized.
(c) Annualized.
(d) For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                  ------------------------- ----------------------------
                                       NET ASSET                                                          NET ASSET
                                         VALUE,        NET      TOTAL FROM       NET                        VALUE,
                                       BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL         END OF
                                       OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD
                                      ----------- ------------ ------------ ------------ --------------- -----------
Six Months Ended March 31, 2005          $1.00        0.01         0.01         (0.01)       (0.01)          $1.00
 (Unaudited)
Period Ended September 30, 2004 (e)       1.00          --(a)        --            -- (a)       --            1.00
Year Ended July 31, 2004                  1.00        0.01         0.01         (0.01)       (0.01)           1.00
Year Ended July 31, 2003                  1.00        0.01         0.01         (0.01)       (0.01)           1.00
Year Ended July 31, 2002                  1.00        0.01         0.01         (0.01)       (0.01)           1.00
Year Ended July 31, 2001                  1.00        0.03         0.03         (0.03)       (0.03)           1.00
Year Ended July 31, 2000                  1.00        0.03         0.03         (0.03)       (0.03)           1.00

                                                                            RATIOS/SUPPLEMENTAL DATA
                                                   ---------------------------------------------------------------------------
                                                                                    RATIO OF NET                 RATIO OF NET
                                                                       RATIO OF      INVESTMENT      RATIO OF     INVESTMENT
                                                     NET ASSETS,     EXPENSES TO       INCOME      EXPENSES TO   INCOME (LOSS)
                                        TOTAL       END OF PERIOD      AVERAGE       TO AVERAGE      AVERAGE      TO AVERAGE
                                        RETURN        (MILLIONS)      NET ASSETS     NET ASSETS    NET ASSETS*    NET ASSETS*
                                      --------------- --------------- --------------- -------------- ------------- --------------
Six Months Ended March 31, 2005         0.70%(c)         $358           0.30%(d)      1.40%(d)            (b)           (b)
 (Unaudited)
Period Ended September 30, 2004 (e)     0.16%(c)          387           0.31%(d)      0.97%(d)            (b)           (b)
Year Ended July 31, 2004                0.72%             355           0.32%         0.72%               (b)           (b)
Year Ended July 31, 2003                0.90%             244           0.33%         0.90%               (b)           (b)
Year Ended July 31, 2002                1.40%             193           0.36%         1.42%               (b)           (b)
Year Ended July 31, 2001                3.30%             172           0.39%         3.32%               (b)           (b)
Year Ended July 31, 2000                3.40%             159           0.39%         3.49%          0.44%         3.44%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 per share.
(b) There were no waivers or reimbursements during the period.
(c) Not Annualized.
(d) Annualized.
(e) For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

March 31, 2005

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on approval of shareholders, sixteen separate investment portfolios were reorganized as investment portfolios of Tamarack. This semi-annual report includes the following investment portfolios ("Funds"):

- Tamarack Prime Money Market Fund ("Prime Money Market Fund")
- Tamarack U.S. Government Money Market Fund ("U.S. Government Money Market
  Fund")
- Tamarack Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
- Tamarack Institutional Prime Money Market Fund ("Institutional Prime Money Market Fund")
- Tamarack Institutional Tax-Free Money Market Fund ("Institutional Tax-Free Money Market Fund")

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:
Security transactions are accounted for on the date the security is bought or sold ("trade date"). Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in money market funds are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Funds do not invest in any unrated securities.

Bonds and other fixed income securities are generally valued on the basis of valuations furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases and also where a security price is unavailable from a pricing service, Tamarack has established procedures to determine a security's fair value.

INVESTMENT TRANSACTIONS:
Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

FINANCIAL INSTRUMENTS:
The Funds may engage in when-issued (to be announced) transactions. The Funds would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily beginning on trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date. As of March 31, 2005, the Funds held no when-issued securities.

REPURCHASE AGREEMENTS:
The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. As of March 31, 2005, there were no repurchase agreements outstanding for any of the Funds.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple funds, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense.

DISTRIBUTIONS TO SHAREHOLDERS:
Each Fund pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends are declared daily and paid monthly. Capital gains are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax"

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within the Funds' capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

SECURITIES LENDING:
The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent ("Wells Fargo") a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss arising out of collateral investment loss and any resulting collateral deficiencies.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of March 31, 2005. The collateral received for securities on loan was invested into repurchase agreements.

                                           VALUE OF SECURITIES
                                                 LOANED           VALUE OF COLLATERAL
                                          --------------------   --------------------
Prime Money Market Fund                          $209,243,750           $209,545,567
Institutional Prime Money Market Fund               5,112,500              5,119,773

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages the Funds' assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Funds to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts Voyageur is entitled to receive fees based on a percentage of the average daily net assets as follows:

                                               Average Daily Net
                                                Assets of Fund       Annual Rate
                                             --------------------   ------------
Money Market Fund                            Up to $700 million         0.55%
                                              Next $500 million         0.50%
                                              Next $800 million         0.45%
                                               Over $2 billion          0.40%
U.S. Government Money Market Fund            Up to $100 million         0.50%
                                              Next $200 million         0.40%
                                              Over $300 million         0.35%
Tax-Free Money Money Market Fund                                        0.50%
Institutional Prime Money Market Fund                                   0.25%
Institutional Tax-Free Money Market Fund                                0.25%

Effective March 7, 2005, Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of Prime Money Market, U.S. Government Money Market and Tax-Free Money Market Funds to 0.80%, 0.78% and 0.70%, respectively. This expense limitation agreement is in place until March 8, 2006. Prior to March 7, 2005, Voyageur had contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Prime Money Market, U.S. Government Money Market and Tax-Free Money Market to 0.71%, 0.71% and 0.62%, respectively. Voyageur may also voluntarily waive and/or reimburse operating expenses of the Funds from time to time. Any such voluntary program may be changed or eliminated at any time without notice.


Voyageur serves as administrator to the Funds and BISYS Fund Services Limited Partnership ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Funds, maintenance of their records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Funds a fee, payable monthly, at the annual rate of 0.25% of the Funds' average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.
--------------------------------------------------------------------------------

4. RESERVE SHARE CLASS

The Prime Money Market Fund had adopted a Plan of Distribution under Rule 12b-1 of the 1940 Act with respect to its Reserve Share Class. Under the Plan of Distribution, the Reserve Class paid an annual fee of 0.25% of average daily net assets of any outstanding shares which is accrued daily and paid monthly. Effective October 31, 2003, the Prime Money Market Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective for the taxable year ended September 30, 2004, each of the funds changed its annual tax period to September 30th.

The tax character of distributions during the period ended September 30, 2004 was as follows:

                                 Distribution Paid From
                             -------------------------------
                                 Net              Net                                                   Total
                              Investment        Long Term       Total Taxable      Tax Exempt       Distributions
                                Income        Capital Gains     Distributions     Distributions         Paid
                              ----------      -------------     -------------     -------------     -------------
Prime Money Market Fund       $9,281,239                $ -        $9,281,239          $      -        $9,281,239
U.S. Government Money
  Market Fund                  1,050,126                  -         1,050,126                 -         1,050,126
Tax-Free Money
  Market Fund                          -                  -                 -           876,150           876,150
Institutional Prime Money
  Market Fund                  1,196,625                  -         1,196,625                 -         1,196,625
Institutional Tax-Free
  Money Market Fund                    -                  -                 -           530,055           530,055

The Tax-Free Money Market and Institutional Tax-Free Money Market Funds hereby designate 100% of the amounts listed above as "Tax Exempt Distributions" as exempt-interest dividends for federal income tax purposes.

The tax character of distributions during the fiscal year ended July 31, 2004 was as follows:

                                 Distribution Paid From
                             -------------------------------
                                 Net              Net                                                   Total
                              Investment        Long Term       Total Taxable      Tax Exempt       Distributions
                                Income        Capital Gains     Distributions     Distributions         Paid
                              ----------      -------------     -------------     -------------     -------------
Prime Money Market Fund      $30,156,984                $ -       $30,156,984        $        -       $30,156,984
U.S. Government Money
  Market Fund                  3,363,786                  -         3,363,786                 -         3,363,786
Tax-Free Money
  Market Fund                          -                  -                 -         3,528,064         3,528,064
Institutional Prime Money
  Market Fund                  3,987,661                  -         3,987,661                 -         3,987,661
Institutional Tax-Free
  Money Market Fund                    -                  -                 -         1,985,411         1,985,411

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

As of September 30, 2004 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                             Undist.                                    Accum.
                     Undist.                  Long-                                     Capital                       Total
                       Tax       Taxable       Term                                       and        Unrealized      Accum.
                     Exempt      Ordinary    Capital      Accum.      Distribution       Other     Appreciation/    Earnings/
                     Income       Income      Gains      Earnings        Payable        Losses      Depreciation    (Deficit)
                   ----------  ------------ --------- ------------- ---------------- ------------ --------------- ------------
Prime Money
 Market Fund        $      -    $6,179,112     $ -     $6,179,112    $(6,054,255)     $ (8,744)         $ -        $116,113
U.S. Government
 Money Market
 Fund                      -       724,286       -        724,286       (690,535)          (97)           -          33,654
Tax-Free Money
 Money Market
 Fund                648,245             -       -        648,245       (608,521)       (1,657)           -          38,067
Institutional Prime
 Money Market
 Fund                      -       760,503       -        760,503       (733,824)      (27,492)           -            (813)
Institutional
 Tax-Free Money
 Market Fund         272,815             -       -        272,815       (356,509)         (536)           -         (84,230)

As of September 30, 2004, the following Funds had net capital loss carryforwards to offset future net capital gains or net investment income, if any:

                                              Capital Loss
                                              Carryforward     Expires
                                              ------------     -------
Prime Money Market Fund                            $8,744        2012
U.S. Government Money Market Fund                      97        2012
Tax-Free Money Market Fund                          1,657        2010
Institutional Prime Money Market Fund              21,544        2009
                                                      279        2011
                                                    5,669        2012
Institutional Tax-Free Money Market Fund              536        2009
--------------------------------------------------------------------------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
COMMERCIAL PAPER - 58.41%                                            30,000,000     Preferred Receivables         $   29,926,850
ASSET BACKED - 20.78%                                                               Funding Corp.,
  36,000,000     Amsterdam Funding             $   35,984,460                       2.66%, 5/4/05
                 Corp., 2.60%, 4/7/05                               100,000,000     Ranger Funding Co.                99,852,751
  70,000,000     Amsterdam Funding                 69,718,911                       LLC, 2.79%, 4/20/05
                 Corp., 2.78%, 5/23/05                               56,720,000     Ranger Funding Co.                56,572,213
  50,367,000     Barton Capital Corp.,             50,326,986                       LLC, 2.68%, 5/6/05
                 2.61%, 4/12/05                                      40,000,000     Ranger Funding Co.                39,774,444
  40,000,000     CXC, Inc.,                        39,988,889                       LLC, 2.90%, 6/10/05
                 2.50%, 4/5/05                                       70,000,000     Sheffield Funding,                69,891,500
 103,000,000     Delaware Funding                 102,955,539                       2.79%, 4/21/05
                 Corp., 2.60%, 4/7/05                                25,492,000     Triple A One,                     25,479,558
  35,000,000     Delaware Funding                  34,982,442                       2.51%, 4/8/05
                 Corp., 2.58%, 4/8/05                                16,000,000     Variable Funding                  15,984,920
  35,931,000     Edison Asset                      35,861,194                       Corp., 2.61%, 4/14/05
                 Securitization,                                    100,000,000     Variable Funding                  99,583,361
                 2.69%, 4/27/05                                                     Corp., 2.83%, 5/24/05
  48,000,000     Edison Asset                      47,860,640        56,800,000     Windmill Funding                  56,746,466
                 Securitization,                                                    Corp., 2.61%, 4/14/05
                 2.68%, 5/10/05                                      60,000,000     Windmill Funding                  59,907,600
  70,000,000     Edison Asset                      69,652,100                       Corp., 2.64%, 4/22/05
                 Securitization,                                     24,000,000     Windmill Funding                  23,837,093
                 2.84%, 6/3/05                                                      Corp., 2.98%, 6/22/05         --------------
  70,000,000     Fairway Finance Co.               69,782,222                                                      1,740,575,844
                 LLC, 2.80%, 5/11/05                                                                              --------------
  76,178,000     Fairway Finance Co.               75,705,189
                 LLC, 2.96%, 6/16/05                               BANKS - CANADA - 1.19%
  60,924,000     Falcon Asset                      60,924,000       100,000,000     Toronto Dominion                  99,264,514
                 Securitization,                                                    Bank, 2.98%, 6/29/05          --------------
                 2.57%, 4/1/05
  50,257,000     Falcon Asset                      50,206,575      BANKS - FOREIGN - 13.97%
                 Securitization,                                     80,000,000     Barclays Bank PLC,                79,581,267
                 2.58%, 4/15/05                                                     2.85%, 6/6/05
  70,000,000     Falcon Asset                      69,572,708        75,000,000     Barclays U.S. Funding,            74,698,833
                 Securitization,                                                    2.78%, 5/23/05
                 2.93%, 6/15/05                                      50,000,000     Dexia Delaware LLC,               49,909,722
  29,417,000     Nieuw Amsterdam                   29,404,596                       2.61%, 4/26/05
                 Receivables Corp.,                                  75,000,000     Dexia Delaware LLC,               74,762,875
                 2.53%, 4/7/05                                                      2.73%, 5/13/05
  40,000,000     Nieuw Amsterdam                   39,957,844        30,000,000     Greenwich Capital,                29,993,700
                 Receivables Corp.,                                                 2.53%, 4/4/05
                 2.71%, 4/15/05                                      50,000,000     HBOS Treasury                     49,857,500
  90,000,000     Nieuw Amsterdam                   89,869,000                       Services,
                 Receivables Corp.,                                                 2.70%, 5/9/05
                 2.63%, 4/21/05                                     100,000,000     HBOS Treasury                     99,660,625
  30,207,000     Nieuw Amsterdam                   30,130,543                       Services,
                 Receivables Corp.,                                                 2.71%, 5/16/05
                 2.68%, 5/5/05                                       50,000,000     ING Funding LLC,                  49,965,000
  44,232,000     Park Avenue Industries,           44,091,453                       2.52%, 4/11/05
                 Inc., 2.79%, 5/12/05                                60,000,000     ING Funding LLC,                  59,917,983
  56,000,000     Preferred Receivables             55,959,089                       2.59%, 4/20/05
                 Funding Corp.,                                      40,000,000     ING Funding LLC,                  39,828,278
                 2.63%, 4/11/05                                                     2.81%, 5/26/05
  60,144,000     Preferred Receivables             60,084,708       100,000,000     Nationwide Building               99,661,250
                 Funding Corp.,                                                     Society,
                 2.73%, 4/14/05                                                     2.71%, 5/16/05

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
 100,000,000     Nationwide Building           $   99,643,583        80,000,000     Morgan Stanley,               $   80,000,000
                 Society,                                                           2.96%, 11/15/05, (b)          --------------
                 2.73%, 5/18/05                                                                                      712,724,973
  25,000,000     Northern Rock PLC,                24,948,472                                                     --------------
                 2.66%, 4/29/05
  50,000,000     Northern Rock PLC,                49,821,792      FOOD & BEVERAGE - 0.90%
                 2.71%, 5/18/05                                      16,500,000     Anheuser Busch,                   16,440,820
  75,000,000     Northern Rock PLC,                74,548,292                       2.69%, 5/19/05
                 2.93%, 6/14/05                                       9,000,000     Coca-Cola Co.,                     8,963,563
 128,000,000     Rabobank USA Finance             127,844,908                       2.75%, 5/24/05
                 Corp., 2.56%, 4/18/05                               50,000,000     Nestle Capital Corp.,             49,962,916
  85,000,000     UBS Finance,                      84,865,877                       2.67%, 4/11/05                --------------
                 2.71%, 4/22/05                --------------                                                         75,367,299
                                                1,169,509,957                                                     --------------
                                               --------------
                                                                   GOVERNMENT - DOMESTIC - 2.22%
FINANCE - AUTOMOTIVE - 4.06%                                         45,000,000     Private Export Funding            44,992,125
  35,000,000     American Honda                    34,855,100                       Corp., 2.10%, 4/4/05
                 Finance Corp.,                                      30,675,000     Private Export Funding            30,664,413
                 2.76%, 5/25/05                                                     Corp., 2.50%, 4/6/05
  75,000,000     BMW US Capital LLC,               74,569,604        53,000,000     Private Export Funding            52,954,950
                 2.83%, 6/13/05                                                     Corp., 2.55%, 4/13/05
  50,000,000     BMW US Capital LLC,               49,691,778        57,000,000     Private Export Funding            56,897,479
                 2.92%, 6/16/05                                                     Corp., 2.60%, 4/26/05         --------------
 102,000,000     Toyota Motor Credit              101,512,610                                                        185,508,967
                 Corp., 2.82%, 6/1/05                                                                             --------------
  35,000,000     Toyota Motor Credit               34,826,050
                 Corp., 2.84%, 6/3/05                              HEALTHCARE - 0.95%
  45,000,000     Toyota Motor Credit               44,726,250        54,020,000     Pfizer, Inc.,                     54,020,000
                 Corp., 2.92%, 6/15/05         --------------                       2.08%, 4/1/05
                                                  340,181,392        25,300,000     Pfizer, Inc.,                     25,294,771
                                               --------------                       2.48%, 4/4/05                 --------------
                                                                                                                      79,314,771
FINANCE - DIVERSIFIED - 8.51%                                                                                     --------------
  50,000,000     Bank of America                   49,850,556
                 Corp., 2.69%, 5/11/05                             INFORMATION TECHNOLOGY - 1.19%
  62,000,000     Bank of America                   61,876,310       100,000,000     IBM Capital Corp.,                99,965,278
                 Corp., 2.67%, 4/28/05                                              2.50%, 4/6/05                 --------------
  70,000,000     Citigroup Global,                 69,824,806
                 2.65%, 5/5/05                                     INSURANCE - 0.60%
  50,000,000     General Electric Capital          49,979,000        50,000,000     New York Life Capital             49,931,250
                 Corp., 2.51%, 4/7/05                                               Corp., 2.75%, 4/19/05         --------------
   9,000,000     General Electric Capital           8,962,200
                 Corp., 2.80%, 5/25/05                             OIL SERVICES - 1.84%
  75,000,000     General Electric Capital          74,554,396        79,000,000     Total Capital Corp.,              78,905,244
                 Corp., 2.93%, 6/13/05                                              2.54%, 4/18/05
  75,000,000     Goldman Sachs Group,              74,774,125        75,000,000     Total Capital Corp.,              74,832,083
                 2.79%, 5/10/05                                                     2.60%, 5/2/05                 --------------
  55,000,000     Goldman Sachs Group,              54,791,000                                                        153,737,327
                 2.85%, 5/19/05                                                                                   --------------
  90,000,000     HSBC Finance Corp.,               89,923,199
                 2.56%, 4/13/05                                    TRANSPORTATION - 2.20%
  48,100,000     HSBC Finance Corp.,               47,849,559        65,000,000     Network Rail Finance              64,847,467
                 2.86%, 6/6/05                                                      PLC, 2.64%, 5/3/05
  50,380,000     Marshall & Ilsley,                50,339,822       120,000,000     Network Rail Finance             184,159,267
                 2.61%, 4/12/05                                                     PLC, 2.79%, 6/14/05           --------------
                                                                                                                     119,311,800
                                                                                                                  --------------

                                                                   TOTAL COMMERCIAL PAPER                          4,890,240,839
                                                                                                                  --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 28.30%                                   BANKS - FOREIGN - 9.18%
BANKS - CANADA - 4.12%                                               97,000,000     ABN-AMRO,                     $   97,000,923
  70,000,000     Bank of Montreal,             $   70,000,000                       2.86%, 6/9/05
                 2.68%, 5/9/05                                       75,000,000     BNP Paribas,                      75,000,000
 100,000,000     Bank of Nova Scotia,             100,000,000                       2.80%, 5/25/05
                 2.72%, 5/17/05                                      70,000,000     BNP Paribas,                      70,000,000
 100,000,000     Canadian Imperial                100,000,000                       2.87%, 6/8/05
                 Bank, 2.79%, 5/31/05                               100,000,000     Credit Suisse First              100,000,000
  75,000,000     Toronto Dominion                  75,000,694                       Boston, 2.68%, 5/3/05
                 Bank, 2.95%, 6/7/05           --------------        20,000,000     Credit Suisse First               20,002,974
                                                  345,000,694                       Boston,
                                               --------------                       2.97%, 9/9/05, (b)
                                                                     50,000,000     HBOS Treasury                     50,000,096
BANKS - DOMESTIC - 15.00%                                                           Services,
 100,000,000     Amsouth Bank, NA,                100,040,259                       2.17%, 4/8/05
                 2.76%, 10/28/05, (b)                                50,000,000     Landesbank                        50,000,000
  30,000,000     Bank of New York,                 29,999,114                       Hessen-Thueringen,
                 2.78%, 5/20/05, (b)                                                2.64%, 4/29/05
  50,000,000     Citibank, NA,                     50,000,676        30,000,000     Lloyds TSB Bank PLC,              30,000,000
                 2.77%, 5/20/05                                                     2.62%, 4/25/05
  75,000,000     Fifth Third Bank,                 74,980,788        65,000,000     Lloyds TSB Bank PLC,              65,000,000
                 2.88%, 12/9/05, (b)                                                2.84%, 6/1/05
 100,000,000     First Tennessee Bank,            100,000,000        92,000,000     Lloyds TSB Bank PLC,              92,002,257
                 2.61%, 4/8/05                                                      3.00%, 6/29/05
 100,000,000     First Tennessee Bank,            100,000,000        70,000,000     Societe Generale North            69,994,386
                 2.70%, 4/25/05                                                     America,
  50,000,000     Marshall & Ilsley,                50,000,000                       2.76%, 6/20/05, (b)
                 2.95%, 6/17/05                                      50,000,000     Westdeutsche                      49,811,333
  59,000,000     Marshall & Ilsley,                59,931,670                       Landesbank,                   --------------
                 5.21%, 12/15/05                                                    2.83%, 5/19/05
  70,000,000     Regions Bank,                     70,000,000                                                        768,811,969
                 2.60%, 4/15/05                                                                                   --------------
  80,000,000     Regions Bank,                     80,000,000
                 2.95%, 6/17/05                                    TOTAL CERTIFICATES OF DEPOSIT                   2,368,782,721
  50,000,000     Suntrust Bank,                    50,000,000                                                     --------------
                 2.82%, 5/26/05
  85,000,000     Suntrust Bank,                    85,017,551      CORPORATE BONDS - 7.93%
                 2.56%, 10/3/05, (b)                               BANKS - DOMESTIC - 0.60%
 100,000,000     Washington Mutual                100,000,000        50,000,000     Bank of New York,                 50,000,000
                 Bank, 2.83%, 5/13/05                                               2.74%, 4/4/06, (b)            --------------
 100,000,000     Washington Mutual                100,000,000
                 Bank, 2.88%, 5/20/05                              FINANCE - AUTOMOTIVE - 0.63%
  50,000,000     Wells Fargo Bank,                 50,000,000        28,000,000     American Honda                    28,013,847
                 2.78%, 7/15/05, (b)                                                Finance Corp.,
  50,000,000     World Savings Bank,               50,000,000                       2.66%, 10/7/05, (b)
                 2.73%, 5/17/05                                      25,000,000     American Honda                    25,010,815
  50,000,000     World Savings Bank,               50,000,000                       Finance Corp.,                --------------
                 2.73%, 5/18/05                                                     2.91%, 11/21/05, (b)
  55,000,000     World Savings Bank,               55,000,000                                                        53,024,662
                 2.86%, 6/7/05                 --------------                                                     --------------
                                                1,254,970,058
                                               --------------      FINANCE - DIVERSIFIED - 3.70%
                                                                     50,000,000     American Express                  50,006,211
                                                                                    Credit Corp.,
                                                                                    2.82%, 6/15/05, (b)
                                                                     25,000,000     American Express                  25,003,116
                                                                                    Credit Corp.,
                                                                                    2.81%, 7/14/05, (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR                                                          SHARES OR
  PRINCIPAL                                                          PRINCIPAL
   AMOUNT                                          VALUE              AMOUNT                                           VALUE
-------------------------------------------------------------      -------------------------------------------------------------
  50,000,000     American Honda                $   50,051,500      FEDERAL NATIONAL MORTGAGE
                 Finance Corp.,                                    ASSOCIATION - 1.44%
                 2.71%, 1/9/06, (b)                                  80,450,000     1.81%, 5/27/05 (c)            $   80,450,000
  40,000,000     Goldman Sachs Group,              40,082,719        40,000,000     2.73%, 8/29/05, (b) (c)           39,992,021
                 3.05%, 2/21/06, (b)                                                                              --------------
  12,900,000     Merrill Lynch & Co.,              12,904,709                                                        120,442,021
                 2.76%, 7/11/05, (b)                                                                              --------------
  12,500,000     Merrill Lynch & Co.,              12,504,655
                 2.82%, 11/4/05, (b)                               TOTAL U.S. GOVERNMENT AGENCY                      486,005,822
  40,000,000     Morgan Stanley,                   40,000,000      OBLIGATIONS                                    --------------
                 2.81%, 1/13/06, (b)
  80,000,000     Morgan Stanley,                   80,000,000      INVESTMENT COMPANIES - 0.02%
                 2.71%, 2/3/06, (b)            --------------         1,541,944     Wells Fargo Prime                  1,541,944
                                                  310,552,910                       Investment Money              --------------
                                               --------------                       Market Fund, Investor
HOUSEHOLD PRODUCTS - 0.60%                                                          Class
  50,000,000     Proctor & Gamble Co.,             50,000,000
                 2.93%, 9/2/05, (b)            --------------      TOTAL INVESTMENT COMPANIES                          1,541,944
                                                                                                                  --------------
INFORMATION TECHNOLOGY - 0.96%
  80,000,000     IBM Corp.,                        80,000,000      INVESTMENT OF CASH COLLATERAL
                 2.72%, 3/8/06, (b)            --------------      FOR SECURITIES ON LOAN - 0.25%
                                                                   $209,545,567     Morgan Stanley                   209,545,567
MANUFACTURING - 0.48%                                                               Money Market                  --------------
  40,000,000     PACCAR Financial                  39,997,565                       Repurchase
                 Corp.,                        --------------                       Agreement,
                 2.61%, 10/20/05, (b)                                               2.93%, 4/1/05

PHARMACEUTICALS - 0.96%                                            TOTAL INVESTMENT OF CASH                          209,545,567
  80,000,000     Pfizer, Inc.,                     80,000,000      COLLATERAL FOR SECURITIES ON LOAN              --------------
                 2.71%, 12/7/05, (b)           --------------      (COST $209,545,567)

TOTAL CORPORATE BONDS                             663,575,137      TOTAL INVESTMENTS (COST                         8,619,692,030
                                               --------------      $8,619,692,030) (a) - 100.72%                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.81%                         LIABILITIES IN EXCESS OF OTHER                   (248,787,318)
                                                                   ASSETS - (0.72)%                               --------------
FEDERAL HOME LOAN BANK - 1.84%
  34,250,000     2.08%, 4/15/05                    34,244,430      NET ASSETS - 100.00%                           $8,370,904,712
  80,000,000     1.55%, 5/6/05 (c)                 79,999,999                                                     ==============
  40,000,000     1.70%, 12/30/05                   39,570,266
                                               --------------      (a) Tax cost of securities is equal to book cost of
                                                  153,814,695      securities.
                                               --------------      (b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2005. The
FEDERAL HOME LOAN MORTGAGE                                         maturity date represents the actual maturity date.
CORPORATION - 2.53%                                                (c) All or part of this security has been loaned as of March
  87,000,000     2.55%, 4/19/05 (c)                86,889,075      31, 2005.
  25,708,000     2.80%, 6/1/05                     25,586,030
 100,000,000     2.97%, 6/28/05 (c)                99,274,001      SEE NOTES TO FINANCIAL STATEMENTS.
                                               --------------
                                                  211,749,106
                                               --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack U.S. Government Money Market Fund

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
U.S. GOVERNMENT AGENCY                                                5,000,000     1.81%, 5/27/05                $    5,000,000
OBLIGATIONS - 96.11%                                                 29,750,000     2.73%, 8/29/05, (b)               29,745,119
FEDERAL FARM CREDIT BANK - 1.16%                                      5,700,000     2.69%, 9/15/05, (b)                5,698,588
  10,000,000     2.81%, 7/29/05                $    9,908,436                                                     --------------
     300,000     2.20%, 12/1/05                       297,807                                                        315,432,099
                                               --------------                                                     --------------
                                                   10,206,243
                                               --------------      TOTAL U.S. GOVERNMENT AGENCY                      844,463,300
                                                                   OBLIGATIONS                                    --------------
FEDERAL HOME LOAN BANK - 29.37%
  35,890,000     1.45%, 4/4/05                     35,888,015      COMMERCIAL PAPER - 3.58%
  20,000,000     2.09%, 4/13/05                    19,986,200      GOVERNMENT - DOMESTIC - 3.58%
   9,820,000     4.63%, 4/15/05                     9,829,430        14,570,000     Private Export Funding            14,527,261
  28,600,000     2.59%, 4/19/05, (b)               28,599,518                       Corp., 2.66%, 5/11/05
  20,000,000     2.65%, 4/22/05                    19,969,200        17,000,000     Private Export Funding            16,899,153
  35,000,000     2.77%, 4/25/05, (b)               34,999,766                      Corp., 2.83%, 6/16/05          --------------
  20,000,000     1.55%, 5/4/05                     20,000,000
  26,000,000     2.66%, 5/10/05                    25,925,640      TOTAL COMMERCIAL PAPER                             31,426,414
  19,750,000     1.50%, 5/19/05                    19,716,583                                                     --------------
  32,000,000     2.80%, 5/26/05                    31,863,600
  11,300,000     2.85%, 6/10/05                    11,237,819      INVESTMENT COMPANIES - 0.02%
                                                 ------------           171,606     Wells Fargo                          171,606
                                                  258,015,771                       Government                    --------------
                                                 ------------                       Institutional Money
                                                                                    Market Fund
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 29.68%                                               TOTAL INVESTMENT COMPANIES                            171,606
  21,000,000     2.67%, 4/5/05                     20,993,890                                                     --------------
  34,000,000     2.52%, 4/12/05                    33,973,986
  49,000,000     2.57%, 4/19/05                    48,937,469      TOTAL INVESTMENTS (COST                           876,061,320
  36,000,000     2.58%, 4/26/05                    35,935,952      $876,061,320) (A) - 99.71%
  32,000,000     2.61%, 5/3/05                     31,926,187
     812,000     1.75%, 5/15/05                       811,687      OTHER ASSETS IN EXCESS OF                           2,577,860
  10,200,000     2.81%, 5/17/05                    10,163,507      LIABILITIES - 0.29%                            --------------
  16,200,000     2.75%, 5/24/05                    16,134,890
  19,700,000     2.82%, 5/31/05                    19,608,067      NET ASSETS - 100.00%                           $  878,639,180
  15,000,000     2.82%, 6/1/05                     14,928,833                                                     ==============
   3,000,000     2.95%, 6/15/05                     2,981,688
  24,345,000     1.50%, 8/15/05                    24,214,219      (a) Tax cost of securities is equal to book cost of
     200,000     2.13%, 11/15/05                      198,812      securities.
                                               --------------      (b) Variable rate security. The rate reflected in the Schedule
                                                  260,809,187      of Investments is the rate in effect on March 31, 2005. The
                                               --------------      maturity date represents the actual maturity date.

FEDERAL NATIONAL MORTGAGE                                          SEE NOTES TO FINANCIAL STATEMENTS.
ASSOCIATION - 35.90%
  15,000,000     2.51%, 4/1/05                     15,000,000
  25,000,000     2.50%, 4/6/05                     24,991,389
  15,400,000     2.65%, 4/7/05                     15,393,198
  30,000,000     2.52%, 4/8/05                     29,985,358
  16,900,000     2.53%, 4/11/05                    16,888,170
  30,000,000     2.55%, 4/18/05                    29,964,017
  32,000,000     2.60%, 4/20/05                    31,956,406
   4,100,000     2.57%, 4/25/05                     4,093,003
  11,000,000     2.59%, 4/27/05                    10,979,527
  26,000,000     2.75%, 5/9/05                     25,924,802
  26,050,000     2.66%, 5/11/05                    25,973,642
  38,500,000     2.77%, 5/18/05                    38,361,774
   5,500,000     2.79%, 5/25/05                     5,477,106

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund
--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

  SHARES OR                                                           SHARES OR
  PRINCIPAL                                                           PRINCIPAL
   AMOUNT                                          VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
MUNICIPAL BONDS - 96.75%                                           CALIFORNIA - 9.46%
ALABAMA - 1.50%                                                       2,125,000     East Bay Municipal            $    2,125,000
   2,400,000     City of Birmingham,           $    2,400,000                       Water Systems Revenue,
                 2.26%, 10/1/15,                                                    2.26%, 6/1/25, (FSA
                 (AMBAC Insured) (b)                                                Insured) (b)
   5,200,000     Mobile Industrial                  5,200,000         2,800,000     Los Angeles Regional               2,800,000
                 Development Board                                                  Airports (LAX),
                 Dock & Wharf Revenue,                                              2.33%, 12/1/25, (LOC
                 2.28%, 6/1/32, (LOC                                                Societe Generale) (b)
                 Bayerische                                          10,400,000     Los Angeles Unified               10,400,000
                 Landesbank) (b)                                                    School District (Belmont
   3,265,000     Mobile Industrial                  3,265,000                       Learning Complex),
                 Development Board                                                  2.22%, 12/1/17, (LOC
                 Dock & Wharf Revenue,                                              Bank of New York) (b)
                 2.30%, 6/1/32, (LOC                                 15,500,000     Orange County                     15,500,000
                 Wachovia Bank) (b)                                                 Apartment
   2,690,000     University of Alabama              2,690,000                       Development Revenue
                 Revenue,                      --------------                       (Bear Brand
                 2.23%, 9/1/31,                                                     Apartments), 2.26%,
                 (AMBAC Insured) (b)                                                11/1/07, (LOC Freddie
                                                   13,555,000                       Mac) (b)
                                               --------------        11,700,000     Orange County                     11,700,000
                                                                                    Development Revenue
ALASKA - 1.22%                                                                      (Seaside Meadow),
   5,100,000     North Slope Boro,                  5,079,626                       2.26%, 8/1/08, (LOC
                 0.00%, 6/30/05, (FSA                                               Freddie Mac) (b)
                 Insured)                                             3,300,000     San Francisco City &               3,300,000
   6,000,000     Valdez Marine Terminal             6,000,000                       County Redevelopment
                 Revenue,                      --------------                       Agency Revenue
                 2.22%, 10/1/25,                                                    (Community Facilities
                 (Obligor Exxon Mobil                                               District Number 4),
                 Corp.) (b)                                                         2.28%, 8/1/32, (LOC
                                                   11,079,626                       Bank of America) (b)
                                               --------------         3,250,000     San Jose                           3,250,000
                                                                                    Redevelopment Agency
ARIZONA - 2.13%                                                                     Revenue (Merged Area
  11,600,000     Apache County IDR,                11,600,000                       Redevelopment Project),
                 2.35%, 12/15/18, (LOC                                              2.26%, 7/1/26, (LOC
                 Credit Suisse First                                                Morgan Guaranty
                 Boston) (b)                                                        Trust) (b)
   1,110,000     Glendale Arizona IDR,              1,110,000         9,100,000     Southern California                9,100,000
                 2.28%, 12/1/14, (LOC                                               Public Power Authority
                 Wells Fargo Bank) (b)                                              Revenue (Palo Verde
   3,000,000     Phoenix IDA,                       3,000,000                       Project), 2.26%, 7/1/09,
                 2.25%, 10/1/29,                                                    (AMBAC Insured) (b)
                 (FHLMC Insured) (b)                                  3,900,000     State GO,                          3,900,000
   3,600,000     Phoenix IDA,                       3,600,000                       2.20%, 5/1/33, (LOC
                 2.29%, 1/1/31, (LOC           --------------                       Westdeutsche
                 Wells Fargo) (b)                                                   Landesbank) (b)
                                                   19,310,000         6,925,000     State GO,                          6,925,000
                                               --------------                       2.23%, 5/1/34, (LOC
                                                                                    Citibank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
     100,000     State GO,                     $      100,000           300,000     State Educational &           $      300,000
                 2.28%, 5/1/34, (LOC                                                Cultural Facilites
                 Citibank) (b)                                                      Authority (Regis Jesuit
  15,000,000     Statewide Communities             15,000,000                       High School), 2.28%,
                 Development Authority                                              12/1/33, (LOC Wells
                 Events (Motion Picture                                             Fargo Bank) (b)
                 & TV), 2.22%, 3/1/31,                                3,725,000     State Educational &                3,725,000
                 (LOC BNP Paribas) (b)                                              Cultural Facilities
   1,700,000     Statewide IDA,                     1,700,000                       Authority (Denver Art
                 2.26%, 8/15/32,               --------------                       Museum Project),
                 (AMBAC Insured) (b)                                                2.28%, 1/1/34, (LOC
                                                   85,800,000                       Wells Fargo Bank) (b)
                                               --------------         1,495,000     State Educational &                1,495,000
                                                                                    Cultural Facilities
COLORADO - 4.88%                                                                    Authority (Rocky
   3,400,000     Adams County IDR,                  3,400,000                       Mountain Shambhala
                 2.30%, 11/1/08, (LOC                                               Center), 2.28%, 1/1/21,
                 Citigroup) (b)                                                     (LOC Wells Fargo
   1,000,000     Aurora Centretech                  1,000,000                       Bank) (b)
                 Metropolitan District,                               1,250,000     State Health Facilities            1,250,000
                 2.30%, 12/1/28, (LOC                                               Authority Revenue
                 BNP Paribas) (b)                                                   (Arapahoe House
   1,360,000     Colorado Springs                   1,360,000                       Project), 2.35%, 4/1/24,
                 Revenue (Pikes Peak                                                (LOC Wells Fargo) (b)
                 Mental Health),                                      7,000,000     State Health Facilities            7,000,000
                 2.28%, 3/15/23, (LOC                                               Authority Revenue
                 Wells Fargo Bank) (b)                                              (Exempla),
   1,940,000     Crystal Valley                     1,940,000                       2.23%, 1/1/33, (LOC
                 Metropolitan District,                                             U.S. Bank) (b)
                 2.28%, 10/1/34, (LOC                                 2,047,000     State Health Facilities            2,047,000
                 Wells Fargo Bank) (b)                                              Authority Revenue
   3,900,000     Douglas County MFHR                3,900,000                       (North Colorado
                 (Autumn Chase),                                                    Medical Center),
                 2.30%, 12/1/29, (LOC                                               2.23%, 5/15/20, (MBIA
                 Freddie Mac) (b)                                                   Insured) (b)
   2,920,000     Interstate South                   2,920,000           730,000     State Health Facilities              730,000
                 Metropolitan District,                                             Authority Revenue (The
                 1.95%, 11/1/13, (LOC                                               Visiting Nurse Corp.),
                 BNP Paribas) (b)                                                   2.33%, 7/1/22, (LOC
   1,120,000     Jefferson County                   1,120,000                       Wells Fargo Bank) (b)
                 Revenue,                                             2,290,000     Willow Trace                       2,290,000
                 2.28%, 6/1/10, (LOC                                                Metropolitan District,        --------------
                 Wells Fargo Bank) (b)                                              2.30%, 12/1/31, (LOC
   2,310,000     NBC Metropolitan                   2,310,000                       U.S. Bank) (b)
                 District,                                                                                            44,187,000
                 2.38%, 12/1/30, (LOC                                                                             --------------
                 U.S. Bank) (b)
   7,400,000     Pinery West                        7,400,000      DISTRICT OF COLUMBIA - 0.93%
                 Metropolitan District,                               4,045,000     District Revenue Pooled            4,045,000
                 1.95%, 11/1/32, (LOC                                               Loan, 2.30%, 1/1/29,
                 U.S. Bank) (b)                                                     (LOC Bank of
                                                                                    America) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
   4,400,000     Series D GO,                  $    4,400,000         5,000,000     West Orange Health            $    5,000,000
                 2.27%, 6/1/31, (MBIA          --------------                       District Revenue,             --------------
                 Insured) (b)                                                       2.25%, 2/1/22, (LOC
                                                    8,445,000                       Suntrust Bank) (b)
                                               --------------                                                         42,730,000
                                                                                                                  --------------
FLORIDA - 4.71%
   5,300,000     Alachua County Health              5,300,000      GEORGIA - 6.53%
                 Facilities Authority,                                5,800,000     Clayton County MFHR                5,800,000
                 2.19%, 12/1/26, (MBIA                                              (BS Partners),
                 Insured) (b)                                                       2.30%, 9/1/26, (LOC
   6,100,000     Collier County Health              6,100,000                       Fannie Mae) (b)
                 Facilities Authority (The                            1,000,000     DeKalb County                      1,000,000
                 Moorings Inc.), 2.30%,                                             Development Authority
                 12/1/24, (LOC Wachovia                                             Revenue,
                 Bank) (b)                                                          2.30%, 6/1/20, (LOC
   3,600,000     Dade County Water &                3,600,000                       Wachovia Bank) (b)
                 Sewer Systems                                        6,475,000     DeKalb County Housing              6,475,000
                 Revenue,                                                           Authority Revenue,
                 2.28%, 10/5/22, (FGIC                                              2.30%, 1/1/34, (LOC
                 Insured) (b)                                                       FHLMC) (b)
   4,025,000     Jacksonville Health                4,025,000         1,500,000     DeKalb Private Hospital            1,500,000
                 Facilities Authority                                               Authority (Children's
                 Hospital Revenue,                                                  Health Care Project),
                 2.27%, 8/15/19, (MBIA                                              2.30%, 12/1/17, (LOC
                 Insured) (b)                                                       Suntrust Bank) (b)
     290,000     Orange County School                 290,000         2,000,000     DeKalb Private Hospital            2,000,000
                 Board, 2.28%, 8/1/25,                                              Authority (Children's
                 (AMBAC Insured) (b)                                                Health Care Project),
   3,500,000     Palm Beach County                  3,500,000                       2.30%, 12/1/28, (LOC
                 Housing Finance                                                    Suntrust Bank) (b)
                 Authority,                                           2,100,000     DeKalb Private Hospital            2,100,000
                 2.30%, 11/1/07, (LOC                                               Authority (Egleston
                 Credit Suisse First                                                Children's Hospital),
                 Boston) (b)                                                        2.30%, 3/1/24, (LOC
   8,415,000     Polk County School                 8,415,000                       Suntrust Bank) (b)
                 Board, 2.29%, 1/1/28,                                6,000,000     Downtown Savannah                  6,000,000
                 (FSA Insured) (b)                                                  Authority Revenue,
   1,430,000     St. John's County IDA              1,430,000                       2.30%, 10/1/07, (LOC
                 Health Care (Glenmore                                              Wachovia Bank) (b)
                 St. John's),                                         5,000,000     Fulco Hospital Authority           5,000,000
                 2.30%, 1/1/07, (LOC                                                Revenue,
                 LaSalle Bank) (b)                                                  2.30%, 9/1/17, (LOC
   4,000,000     St. Johns County                   4,000,000                       Wachovia Bank) (b)
                 Housing Finance                                      5,300,000     Marietta MFHR,                     5,300,000
                 Authority,                                                         2.30%, 5/15/07, (FNMA
                 2.30%, 2/15/28, (LOC                                               Collateralized) (b)
                 FNMA) (b)                                            9,525,000     Marietta MFHR,                     9,525,000
   1,070,000     State Housing Finance              1,070,000                       2.30%, 7/1/24, (FNMA
                 Agency, 2.19%, 7/1/07,                                             Collateralized) (b)
                 (LOC Freddie Mac) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
   3,345,000     Metropolitan Atlanta          $    3,345,000         3,570,000     State Health Facilities       $    3,570,000
                 Rapid Transit Authority,                                           Authority Revenue
                 2.24%, 7/1/25, (LOC                                                (Loyola University
                 Bayerische                                                         Health System),
                 Landesbank) (b)                                                    2.28%, 7/1/24, (MBIA
   4,000,000     State Municipal Electric           4,000,000                       Insured) (b)
                 Authority,                                           6,300,000     State Health Facilities            6,300,000
                 2.20%, 1/1/16, (FSA                                                Authority Revenue
                 Insured) (b)                                                       (Resurrection Health
   7,175,000     State Municipal Electric           7,175,000                       Care), 2.27%, 5/15/29,
                 Authority,                    --------------                       (FSA Insured) (b)
                 2.22%, 1/1/20, (LOC                                  8,500,000     State Toll Highway                 8,500,000
                 Bayerishe                                                          Authority Revenue,
                 Landesbank) (b)                                                    2.28%, 1/1/10, (MBIA
                                                   59,220,000                       Insured) (b)
                                               --------------         3,500,000     State Toll Highway                 3,500,000
                                                                                    Authority Revenue,            --------------
IDAHO - 0.43%                                                                       2.25%, 1/1/17, (FSA
   1,995,000     Magic Valley Healthcare            1,995,000                       Insured) (b)
                 Systems, Inc.,                                                                                       42,880,000
                 2.28%, 12/1/21, (LOC                                                                             --------------
                 Wells Fargo Bank) (b)
   1,900,000     State Health Facilities            1,900,000      INDIANA - 0.81%
                 Revenue (St. Luke's           --------------         3,700,000     Indianapolis Public                3,700,000
                 Medical Center),                                                   Improvement Revenue,
                 2.29%, 5/1/22, (LOC                                                2.28%, 2/1/20, (MBIA
                 Harris Trust & Savings                                             Insured) (b)
                 Bank) (b)                                            2,030,000     State Health Facilities            2,030,000
                                                    3,895,000                       Finance Authority
                                               --------------                       Revenue (Anthony
                                                                                    Wayne Rehabilitation
ILLINOIS - 4.73%                                                                    Center), 2.28%, 2/1/31,
   4,700,000     Galesburg Revenue                  4,700,000                       (LOC Wells Fargo
                 (Knox College),                                                    Bank) (b)
                 2.37%, 3/1/31, (LOC                                    200,000     State Health Facilities              200,000
                 LaSalle Bank) (b)                                                  Finance Authority
   7,410,000     Jackson Union                      7,410,000                       Revenue (Capital Access
                 Counties,                                                          Designated Pool),
                 2.28%, 4/1/24, (LOC                                                2.30%, 1/1/12, (LOC
                 Wachovia Bank) (b)                                                 Comerica Bank) (b)
   4,000,000     State Development                  4,000,000         1,205,000     State Health Facilities            1,205,000
                 Finance Authority PCR,                                             Finance Authority
                 2.30%, 9/1/08, (LOC JP                                             Revenue (Capital Access
                 Morgan Chase Bank) (b)                                             Designated Pool),
   1,100,000     State Development                  1,100,000                       2.30%, 4/1/12, (LOC
                 Finance Authority PCR,                                             Comerica Bank) (b)
                 2.30%, 11/1/12,                                        250,000     State Health Facilities              250,000
                 (Obligor BP Amoco) (b)                                             Finance Authority             --------------
   3,800,000     State Development                  3,800,000                       Revenue (Deaconess
                 Finance Authority                                                  Hospital), 2.30%,
                 Revenue,                                                           1/1/22, (LOC Fifth Third
                 2.28%, 5/1/28, (MBIA                                               Bank) (b)
                 Insured) (b)                                                                                          7,385,000
                                                                                                                  --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
IOWA - 6.80%                                                         14,220,000     State School                  $   14,268,632
   1,400,000     Hills Healthcare              $    1,400,000                       Corporations,
                 Revenue,                                                           3.00%, 6/30/05, (FSA
                 2.29%, 8/1/32, (LOC                                                Insured)
                 U.S. Bank) (b)                                       2,290,000     Webster County                     2,290,000
   2,385,000     State Finance Authority            2,385,000                       Educational Facilities
                 Revenue (Mississippi                                               Revenue,
                 Valley Regional Blood                                              2.28%, 7/1/20, (LOC
                 Center), 2.28%, 2/1/23,                                            Wells Fargo Bank) (b)
                 (LOC Wells Fargo                                     3,580,000     Woodbury County                    3,580,000
                 Bank) (b)                                                          (Siouxland Regional           --------------
   3,000,000     State Finance Authority            3,000,000                       Cancer Center),
                 Revenue (Private                                                   2.28%, 12/1/14, (LOC
                 Colleges),                                                         Wells Fargo Bank) (b)
                 2.29%, 7/1/24, (LOC                                                                                  61,587,625
                 Wells Fargo) (b)                                                                                 --------------
   3,370,000     State Finance Authority            3,370,000
                 Revenue (Putnam                                   KANSAS - 0.66%
                 Museum of History),                                  6,000,000     State Development                  6,000,000
                 2.28%, 5/1/12, (LOC                                                Finance Authority             --------------
                 Wells Fargo Bank) (b)                                              Revenue (Village
   7,400,000     State Finance Authority            7,400,000                       Shalom Obligated
                 Revenue (Small Business                                            Group),
                 Development),                                                      2.29%, 11/15/28, (LOC
                 2.28%, 11/1/15,                                                    LaSalle Bank) (b)
                 (Obligor E.I. Dupont) (b)
   2,685,000     State Finance Authority            2,685,000      KENTUCKY - 0.55%
                 Revenue (YMCA &                                      5,000,000     Louisville & Jefferson             5,000,000
                 Rehabilitation Center),                                            County Sewer and              --------------
                 2.35%, 4/1/25, (LOC                                                Drain Systems Revenue,
                 Bank of America) (b)                                               2.29%, 5/15/23, (FSA
   5,900,000     State Higher Education             5,900,000                       Insured) (b)
                 Authority Revenue
                 (Cornell College),                                LOUISIANA - 2.07%
                 2.28%, 11/1/16, (LOC                                 2,800,000     Lake Charles Harbor &              2,800,000
                 Wells Fargo Bank) (b)                                              Revenue (Conoco Inc.),
     915,000     State Higher Education               915,000                       2.26%, 9/1/29, (LOC JP
                 Authority Revenue                                                  Morgan Chase Bank) (b)
                 (Loras College),                                    10,000,000     New Orleans GO,                    9,914,026
                 2.29%, 11/1/30, (LOC                                               0.00%, 9/1/05,
                 LaSalle Bank) (b)                                                  (AMBAC Insured)
   8,335,000     State Higher Education             8,335,000         1,950,000     South Louisiana Port               1,950,000
                 Authority Revenue                                                  Commission (Marine
                 (Palmer Chiropractic),                                             Terminal),
                 2.30%, 4/1/27, (LOC                                                2.32%, 7/1/21, (LOC
                 LaSalle Bank) (b)                                                  Bayerische
   6,000,000     State School Cash                  6,058,993                       Landesbank) (b)
                 Anticipation Program,
                 3.50%, 1/27/06, (FSA
                 Insured)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
   4,105,000     State Offshore Terminal       $    4,105,000        15,000,000     State Health &                $   15,000,000
                 Authority Deepwater           --------------                       Educational Facilities
                 Port Revenue (Loop LLC                                             Authority Revenue
                 Project),                                                          (Capital Assets
                 2.29%, 10/1/19, (LOC                                               Program),
                 JP Morgan Chase                                                    2.22%, 12/1/29, (LOC
                 Bank) (b)                                                          State Street B&T) (b)
                                                   18,769,026         9,295,000     State Health &                     9,295,000
                                               --------------                       Educational Facilities
                                                                                    Authority Revenue
MAINE - 1.16%                                                                       (Essex Museum),
   3,475,000     State Health & Higher              3,475,000                       2.25%, 7/1/33, (LOC
                 Education (Bowdoin                                                 Citibank) (b)
                 College),                                           18,565,000     State Water Resource              18,565,000
                 2.28%, 7/1/25, (LOC                                                Authority,
                 State Street Bank) (b)                                             2.26%, 8/1/23, (FGIC
   7,000,000     State Tax Anticipation             7,023,954                       Insured) (b)
                 Notes, 3.00%, 6/30/05         --------------         2,600,000     State Water Resource               2,600,000
                                                   10,498,954                       Authority,                    --------------
                                               --------------                       2.23%, 11/1/26, (FGIC
                                                                                    Insured) (b)
MARYLAND - 1.77%                                                                                                      48,110,000
  13,050,000     Montgomery County                 13,050,000                                                     --------------
                 Housing Opportunities
                 MFHR (Oakwood                                     MICHIGAN - 3.14%
                 Apartments),                                         1,805,000     City of Detroit Sewer              1,805,000
                 2.30%, 11/1/07, (LOC                                               Disposal Revenue,
                 FHLMC) (b)                                                         2.25%, 7/1/29, (MBIA
   3,000,000     State Health & Higher              3,000,000                       Insured) (b)
                 Educational Facilities,       --------------         1,200,000     Eastern Michigan                   1,200,000
                 2.30%, 4/1/35, (LOC                                                University,
                 U.S. Bank) (b)                                                     2.29%, 6/1/27, (FGIC
                                                   16,050,000                       Insured) (b)
                                               --------------           355,000     Ingham County                        355,000
                                                                                    Economic Development
MASSACHUSETTS - 5.31%                                                               (Martin Luther),
   2,050,000     State Health &                     2,050,000                       2.30%, 4/1/22, (LOC JP
                 Educational Facilities                                             Morgan Chase Bank) (b)
                 Authority Revenue                                    6,400,000     State Anticipation                 6,400,000
                 (Berklee College of                                                Notes, 2.23%, 9/15/08,
                 Music),                                                            (FSA Insured) (b)
                 2.19%, 10/1/27, (MBIA                                1,585,000     State Housing                      1,585,000
                 Insured) (b)                                                       Development Authority
     600,000     State Health &                       600,000                       (Rental Housing),
                 Educational Facilities                                             2.25%, 4/1/24, (MBIA
                 Authority Revenue                                                  Insured) (b)
                 (Capital Assets                                      5,300,000     State Strategic Fund,              5,300,000
                 Program),                                                          2.29%, 12/1/34, (LOC
                 2.26%, 1/1/19, (MBIA                                               JP Morgan Chase) (b)
                 Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
   3,100,000     State Strategic Fund          $    3,100,000         2,340,000     St. Paul Housing &            $    2,340,000
                 (Clark Retirement),                                                Redevelopment
                 2.30%, 6/1/31, (LOC                                                Authority Revenue
                 Fifth Third Bank) (b)                                              (Science Museum
   8,735,000     University of Michigan             8,735,000                       Project), 2.33%, 5/1/27,
                 Revenue,                      --------------                       (LOC U.S. Bank) (b)
                 2.26%, 4/1/32, (b)                                     820,000     State Higher Education               820,000
                                                   28,480,000                       Facilities Authority
                                               --------------                       Revenue (St. Olaf
                                                                                    College), 2.29%,
MINNESOTA - 4.08%                                                                   10/1/20, (LOC Harris
     146,000     Arden Hills Housing &                146,000                       Trust & Savings
                 Healthcare Facilities                                              Bank) (b)
                 Revenue,                                             5,515,000     State Higher Education             5,515,000
                 2.34%, 9/1/29, (LOC                                                Facilities Authority          --------------
                 U.S. Bank) (b)                                                     Revenue (William
   2,500,000     Brown County Revenue               2,500,000                       Mitchell), 2.28%,
                 (Martin Luther College),                                           10/1/33, (LOC U.S.
                 2.23%, 9/1/24, (LOC                                                Bank) (b)
                 Wells Fargo) (b)                                                                                     36,969,652
   2,170,000     City of Maple Grove                2,170,000                                                     --------------
                 MFHR, 2.23%, 11/1/31,
                 (LOC Wells Fargo                                  MISSISSIPPI - 0.07%
                 Bank) (b)                                              600,000     Jackson County PCR,                  600,000
     570,000     City of Minneapolis                  570,000                       2.28%, 6/1/23, (Obligor       --------------
                 MFHR, 2.23%, 12/1/27,                                              Chevron Texaco
                 (LOC Wells Fargo                                                   Corp.) (b)
                 Bank) (b)                                         MISSOURI - 0.53%
   4,900,000     Litchfield Independent             4,933,652         2,000,000     St. Charles County IDA,            2,000,000
                 School District,                                                   2.28%, 2/1/29, (LOC
                 3.00%, 9/30/05, (SD                                                FNMA) (b)
                 Credit Program Insured)                              1,595,000     State Health &                     1,595,000
   1,500,000     Mendota Heights                    1,500,000                       Educational Facilities
                 Housing Mortgage                                                   Authority,
                 Revenue,                                                           2.29%, 6/1/26, (LOC
                 2.23%, 11/1/31, (LOC                                               Bank of America) (b)
                 Wells Fargo Bank) (b)                                1,200,000     State Health &                     1,200,000
   6,525,000     Midwest Consortium of              6,525,000                       Educational Facilities        --------------
                 Minneapolis Municipal                                              Authority,
                 Utilities, 2.28%, 1/1/25,                                          2.29%, 11/1/32, (LOC
                 (LOC U.S. Bank) (b)                                                Bank of America) (b)
   9,010,000     Minneapolis Housing                9,010,000                                                          4,795,000
                 Development Revenue                                                                              --------------
                 (Ochestra Hall
                 Associates), 2.30%,                               NEBRASKA - 0.45%
                 12/1/14, (LOC                                        3,750,000     Scotts Bluff County                3,750,000
                 FHLMC) (b)                                                         Hospital Authority
     940,000     Minneapolis Revenue                  940,000                       Revenue,
                 (Catholic Charities                                                2.14%, 12/1/31, (LOC
                 Projects),                                                         GNMA) (b)
                 2.30%, 11/1/16, (LOC
                 Wells Fargo Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
     300,000     State Educational             $      300,000           500,000     New York City GO,             $      500,000
                 Finance Authority             --------------                       2.24%, 8/1/17, (LOC JP
                 Revenue,                                                           Morgan Chase Bank) (b)
                 2.29%, 3/1/33, (LOC                                    340,000     New York City GO,                    340,000
                 U.S. Bank) (b)                                                     2.29%, 8/1/21, (LOC JP
                                                    4,050,000                       Morgan Chase Bank) (b)
                                               --------------         3,300,000     New York City                      3,300,000
                                                                                    Municipal Water
NEVADA - 0.12%                                                                      Finance Authority
   1,100,000     Clark County Airport               1,100,000                       Revenue, 2.24%,
                 Revenue,                      --------------                       6/15/22, (FGIC
                 2.28%, 7/1/25, (LOC                                                Insured) (b)
                 Westdeutsche                                         3,500,000     State Energy Research &            3,500,000
                 Landesbank) (b)                                                    Development Authority
                                                                                    PCR, 2.26%, 10/1/14,
NEW HAMPSHIRE -  0.33%                                                              (FGIC Insured) (b)
     985,000     State Health &                       985,000         2,000,000     Triborough Bridge &                2,000,000
                 Educational Facilities                                             Tunnel Authority,             --------------
                 Revenue,                                                           2.27%, 1/1/32,
                 2.25%, 7/1/21, (LOC JP                                             (AMBAC Insured) (b)
                 Morgan Chase Bank) (b)                                                                               16,340,000
   2,000,000     State Health &                     2,000,000                                                     --------------
                 Educational Facilities        --------------
                 Revenue,                                          NORTH CAROLINA - 2.65%
                 2.26%, 8/1/31, (FSA                                  2,965,000     Charlotte Airport                  2,965,000
                 Insured) (b)                                                       Revenue, Series A,
                                                    2,985,000                       2.28%, 7/1/16, (MBIA
                                               --------------                       Insured) (b)
                                                                      2,300,000     City of Greensboro                 2,300,000
NEW JERSEY - 0.17%                                                                  Enterprise System
     305,000     State Economic                       305,000                       Revenue,
                 Development Authority                                              2.30%, 6/1/24, (LOC
                 Revenue,                                                           Bank of America) (b)
                 2.20%, 1/15/18, (LOC                                 2,165,000     State Educational                  2,165,000
                 Citibank) (b)                                                      Facilities Agency
   1,200,000     Union County Pollution             1,200,000                       Revenue,
                 Control Financing             --------------                       2.28%, 1/1/19, (LOC
                 Authority,                                                         Bank of America) (b)
                 2.09%, 10/1/24,                                      3,000,000     State Medical Care                 3,000,000
                 (Obligor Exxon Mobil                                               Commission Revenue,
                 Corp.) (b)                                                         2.29%, 10/1/16, (LOC
                                                    1,505,000                       Wachovia Bank) (b)
                                               --------------        13,600,000     State Medical Care                13,600,000
                                                                                    Commission Revenue,           --------------
NEW YORK - 1.80%                                                                    2.28%, 11/1/32, (LOC
   5,700,000     Jay Street Development             5,700,000                       Suntrust Bank) (b)
                 Corporation State                                                                                    24,030,000
                 Courts Facilities Lease                                                                          --------------
                 Revenue, 2.28%,
                 5/1/21, (LOC Toronto
                 Dominion Bank) (b)
   1,000,000     New York City GO,                  1,000,000
                 2.28%, 8/1/14, (MBIA
                 Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
NORTH DAKOTA - 0.17%                                               RHODE ISLAND - 0.48%
   1,575,000     Ward County Health            $    1,575,000         4,350,000     State Health &                $    4,350,000
                 Care Facilities Revenue       --------------                       Education Building            --------------
                 (Trinity Group),                                                   Corporation,
                 2.34%, 7/1/29, (LOC                                                2.28%, 7/1/31, (LOC
                 U.S. Bank) (b)                                                     Bank of New York) (b)

OHIO - 0.29%                                                       SOUTH CAROLINA - 1.80%
   2,595,000     Franklin County                    2,595,000         2,800,000     Florence County                    2,800,000
                 Hospital Revenue              --------------                       Hospital Revenue
                 (OhioHealth),                                                      (McLeod Regional
                 2.30%, 12/1/28, (LOC                                               Medical Center),
                 National City Bank) (b)                                            2.25%, 11/1/15, (FGIC
OREGON - 0.75%                                                                      Insured) (b)
   5,115,000     State Health &                     5,115,000         3,900,000     State Job Development              3,900,000
                 Education Revenue,                                                 Authority (Catholic
                 2.24%, 12/1/15, (LOC                                               Diocese),
                 U.S. Bank) (b)                                                     2.35%, 9/1/18, (LOC
   1,660,000     Tri-County Metropolitan            1,660,000                       Bank of America) (b)
                 Transportation District,      --------------           990,000     State Job Development                990,000
                 2.25%, 12/1/21, (LOC                                               Authority (Orangeburg
                 Bayerische                                                         Regional Medical
                 Landesbank) (b)                                                    Center), 2.28%,
                                                    6,775,000                       2/15/28, (AMBAC
                                               --------------                       Insured) (b)
                                                                      8,600,000     State MFHR (Charleston             8,600,000
PENNSYLVANIA - 2.46%                                                                Rental Housing),              --------------
   9,000,000     Delaware County IDA                9,000,000                       2.30%, 8/1/31, (FHLMC
                 (Airport Facilities),                                              Insured) (b)
                 2.22%, 12/1/15,                                                                                      16,290,000
                 (Obligor United Parcel                                                                           --------------
                 Service) (b)
   2,500,000     Delaware Valley Finance            2,500,000      SOUTH DAKOTA - 0.33%
                 Authority,                                             500,000     Lawrence County PCR                  500,000
                 2.30%, 12/1/20, (LOC                                               (Homestake Mining
                 Toronto Dominion) (b)                                              Co.), 2.27%, 7/1/32,
  10,300,000     Montgomery County                 10,300,000                       (LOC JP Morgan Chase
                 Redevelopment                                                      Bank) (b)
                 Authority,                                           2,510,000     Lower Brule Sioux Tribe,           2,510,000
                 2.22%, 8/15/31, (LOC                                               2.28%, 12/1/11, (LOC          --------------
                 FNMA) (b)                                                          Wells Fargo Bank) (b)
     470,000     Schuylkill County IDA,               470,000                                                          3,010,000
                 2.30%, 12/1/22, (LOC          --------------                                                     --------------
                 Dexia Group) (b)
                                                   22,270,000      TENNESSEE - 2.80%
                                               --------------         4,090,000     Clarksville Public                 4,090,000
                                                                                    Building Authority
                                                                                    Revenue,
                                                                                    2.30%, 11/1/27, (LOC
                                                                                    Bank of America) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
   1,100,000     Hamilton County IDR           $    1,100,000         1,100,000     Splendora Higher              $    1,100,000
                 (Aquarium),                                                        Education Facilities
                 2.30%, 3/1/15, (LOC                                                Revenue,
                 Bank of America) (b)                                               2.28%, 12/1/26, (LOC
  17,200,000     Jackson Energy                    17,200,000                       Wells Fargo) (b)
                 Authority Wastewater                                25,000,000     State Tax & Revenue               25,143,359
                 Systems Revenue,                                                   Anticipation Notes,
                 2.30%, 12/1/22, (FSA                                               3.00%, 8/31/05,
                 Insured) (b)                                                       (AMBAC Insured)
   2,985,000     Metropolitan                       2,985,000         4,000,000     Tarrant County Housing             4,000,000
                 Government Nashville &        --------------                       Finance Corp. Revenue,        --------------
                 Davidson County,                                                   2.30%, 2/15/28, (FNMA
                 2.30%, 8/1/18, (LOC                                                Insured) (b)
                 Bank of America) (b)                                                                                 51,953,359
                                                   25,375,000                                                     --------------
                                               --------------
                                                                   UTAH - 2.21%
TEXAS - 5.73%                                                         2,505,000     Provo Municipal                    2,505,000
   1,050,000     Austin County Industrial           1,050,000                       Building Authority
                 Development                                                        Lease, 2.28%, 5/1/12,
                 Corporation,                                                       (LOC Wells Fargo
                 2.30%, 12/1/14, (LOC                                               Bank) (b)
                 JP Morgan Chase                                     12,125,000     Salt Lake City Revenue            12,125,000
                 Bank) (b)                                                          (Valley Mental Health
   2,300,000     Bexar County Housing               2,300,000                       Project),
                 Financial Authority,                                               2.28%, 12/1/21, (LOC
                 2.25%, 9/15/26, (LOC                                               Wells Fargo) (b)
                 FNMA) (b)                                            5,400,000     South Jordan Municipal             5,400,000
   2,720,000     City of Brownsville                2,720,000                       Building Authority Lease      --------------
                 Utility Systems Revenue,                                           Revenue,
                 2.27%, 9/1/27, (MBIA                                               2.28%, 2/1/29, (LOC
                 Insured) (b)                                                       BNP Paribas) (b)
   8,065,000     Gulf Coast IDA,                    8,065,000                                                         20,030,000
                 2.10%, 6/1/25, (Obligor                                                                          --------------
                 BP Amoco) (b)
     975,000     Harris County Health                 975,000      VIRGINIA - 0.75%
                 Facilities Authority                                 3,090,000     Alexandria IDA (Pooled             3,090,000
                 Revenue,                                                           Loan Project),
                 2.31%, 10/1/29, (MBIA                                              2.30%, 7/1/26, (LOC
                 Insured) (b)                                                       Bank of America) (b)
   5,000,000     Lower Neches Valley                5,000,000         2,360,000     Hampton                            2,360,000
                 Authority IDR,                                                     Redevelopment &
                 2.20%, 11/1/29,                                                    Housing Authority
                 (Obligor Exxon Mobil                                               MFHR (Shoreline
                 Corp.) (b)                                                         Apartments Project),
   1,600,000     San Antonio Health                 1,600,000                       2.30%, 12/1/19,
                 Facilities Authority                                               (FHLMC Insured) (b)
                 Revenue (Clinical                                    1,380,000     Louisa County IDA,                 1,380,000
                 Foundation Project),                                               2.30%, 1/1/20, (LOC           --------------
                 2.28%, 6/1/20, (LOC                                                Bank of America) (b)
                 Wells Fargo Bank) (b)                                                                                 6,830,000
                                                                                                                  --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
WASHINGTON - 5.22%                                                    1,900,000     State Housing &               $    1,900,000
   3,795,000     Seattle Municipal Light       $    3,795,000                       Finance Commission
                 & Power Revenue,                                                   Nonprofit Revenue
                 2.24%, 6/1/21, (LOC                                                (Pioneer Human
                 Morgan Guaranty                                                    Services),
                 Trust) (b)                                                         2.21%, 12/1/23, (LOC
   4,500,000     Seattle Water System               4,500,000                       U.S. Bank) (b)
                 Revenue,                                             6,205,000     State Public Power                 6,205,000
                 2.18%, 9/1/25, (LOC                                                Supply, 2.28%, 7/1/12,
                 Bayerische                                                         (MBIA Insured) (b)
                 Landesbank) (b)                                      9,190,000     State Public Power                 9,190,000
   6,000,000     Snohomish County                   6,000,000                       Supply, 2.29%, 7/1/18,        --------------
                 Public Utility,                                                    (LOC JP Morgan Chase
                 2.29%, 12/1/19, (FSA                                               Bank) (b)
                 Insured) (b)                                                                                         47,300,000
   4,700,000     State Housing &                    4,700,000                                                     --------------
                 Finance Commission
                 (Evergreen School                                 WISCONSIN - 4.71%
                 Project), 2.28%, 7/1/28,                             5,000,000     School District Cash               5,038,758
                 (LOC Wells Fargo                                                   Flow Management
                 Bank) (b)                                                          Program Certificate
   3,500,000     State Housing &                    3,500,000                       Participation, 3.50%,
                 Finance Commission                                                 11/1/05, (LOC U.S.Bank)
                 (Pioneer Human                                       6,800,000     State Health &                     6,800,000
                 Services),                                                         Educational Facilities
                 2.31%, 8/1/19, (LOC                                                Authority Revenue
                 U.S. Bank) (b)                                                     (Felician Services),
   1,100,000     State Housing &                    1,100,000                       2.28%, 1/1/20,
                 Finance Commission                                                 (AMBAC Insured) (b)
                 (Riverview Retirement                                3,700,000     State Health &                     3,700,000
                 Project), 2.35%, 7/1/22,                                           Educational Facilities
                 (LOC U.S. Bank) (b)                                                Authority Revenue
   4,500,000     State Housing &                    4,500,000                       (Gundersen Lutheran),
                 Finance Commission                                                 2.29%, 12/1/15, (FSA
                 (Rockwood Retirement                                               Insured) (b)
                 Home), 2.31%, 1/1/30,                                  200,000     State Health &                       200,000
                 (LOC Wells Fargo                                                   Educational Facilities
                 Bank) (b)                                                          Authority Revenue
     910,000     State Housing &                      910,000                       (Gundersen Lutheran),
                 Finance Commission                                                 2.29%, 12/1/29, (FSA
                 Nonprofit Housing                                                  Insured) (b)
                 Revenue (Christa                                       650,000     State Health &                       650,000
                 Ministries),                                                       Educational Facilities
                 2.35%, 7/1/11, (LOC                                                Authority Revenue
                 U.S. Bank) (b)                                                     (Meriter Hospital),
   1,000,000     State Housing &                    1,000,000                       2.34%, 12/1/32, (LOC
                 Finance Commission                                                 Marshall & Ilsley
                 Nonprofit Revenue                                                  Bank) (b)
                 (Overlake School
                 Project),
                 2.28%, 10/1/29, (LOC
                 Wells Fargo Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                         SHARES OR
   PRINCIPAL                                                         PRINCIPAL
    AMOUNT                                         VALUE              AMOUNT                                          VALUE
-------------------------------------------------------------      -------------------------------------------------------------
   6,450,000     State Health &                $    6,450,000         7,800,000     Pinellas County Florida       $    7,800,000
                 Educational Facilities                                             Education Facilities          --------------
                 Authority Revenue                                                  Authority,
                 (ProHealth, Inc.),                                                 2.00%, 5/23/05, (LOC
                 2.29%, 8/15/30,                                                    Wachovia Bank)
                 (AMBAC Insured) (b)                                                                                  31,501,000
   1,075,000     State Health &                     1,075,000                                                     --------------
                 Educational Facilities
                 Authority Revenue (St.                            LOUISIANA - 3.03%
                 John's United Church),                              15,000,000     Louisiana Public                  15,000,000
                 2.35%, 2/1/30, (LOC                                                Facilities Revenue,
                 U.S. Bank) (b)                                                     1.94%, 5/23/05, (LOC
   4,000,000     State Health &                     4,000,000                       Bank of America)
                 Educational Facilities                              12,500,000     Louisiana Public                  12,500,000
                 Authority Revenue                                                  Facilities Revenue,           --------------
                 (University of Wisconsin                                           1.97%, 5/23/05,
                 Medical Foundation),                                               (AMBAC Insured)
                 2.28%, 5/1/30, (LOC                                                                                  27,500,000
                 LaSalle Bank) (b)                                                                                --------------
  14,800,000     State Health &                    14,800,000
                 Educational Facilities        --------------      TOTAL COMMERCIAL PAPER                             79,001,000
                 Authority Revenue                                                                                --------------
                 (Wheaton Franciscan),
                 2.30%, 8/15/16, (FSA                              INVESTMENT COMPANIES - 0.07%
                 Insured) (b)                                           633,309     Federated Tax Exempt                 633,309
                                                   42,713,758                       Money Market Fund             --------------
                                               --------------
                                                                   TOTAL INVESTMENT COMPANIES                            633,309
WYOMING - 0.06%                                                                                                   --------------
     500,000     Sweetwater County                    500,000
                 PCR (Pacificorp Project),     --------------      TOTAL INVESTMENTS                                 956,558,309
                 2.33%, 1/1/14, (LOC                               (COST $956,558,309) (a) - 105.54%
                 U.S. Bank) (b)
                                                                   LIABILITIES IN EXCESS OF OTHER                    (50,228,720)
TOTAL MUNICIPAL BONDS                             876,924,000      ASSETS - (5.54)%                               --------------
                                               --------------
                                                                   NET ASSETS - 100.00%                           $  906,329,589
COMMERCIAL PAPER - 8.72%                                                                                          ==============
CALIFORNIA - 2.21%
  20,000,000     San Francisco Public              20,000,000      (a) Tax cost of securities is equal to book cost of
                 Utilities Commission,         --------------      securities.
                 2.05%, 5/5/05, (LOC                               (b) Variable rate security. The rate reflected in the Schedule
                 Bayerische Landesbank)                            of Investments is the rate in effect on March 31, 2005. The maturity date represents the actual maturity date.
FLORIDA - 3.48%                                                    (c) Portfolio abbreviations:
  16,701,000     Florida Municipal Power,          16,701,000      AMBAC - Ambac Assurance Corporation
                 2.00%, 5/23/05, (LOC                              FGIC - Financial Guaranty Insurance Co.
                 Wachovia Bank)                                    FHLMC - Federal Home Loan Mortgage Corporation
   7,000,000     Intermountain Power,               7,000,000      FNMA - Federal National Mortgage Association
                 2.00%, 6/8/05, (LOC JP                            FSA - Financial Security Assurance Inc.
                 Morgan Chase)                                     GO - General Obligation
                                                                   IDA - Industrial Development Authority
                                                                   IDR - Industrial Development Revenue
                                                                   ISD - Independent School District
                                                                   LOC - Letter of Credit
                                                                   MBIA - MBIA Insurance Corporation
                                                                   MFHR - Multi-Family Housing Revenue
                                                                   PCR - Pollution Control Revenue
                                                                   PSF - Permanent School Fund

                                                                   SEE NOTES TO FINANCIAL STATEMENTS.


================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund
--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
COMMERCIAL PAPER - 60.38%                                            20,000,000     General Electric Capital      $   19,991,600
ASSET BACKED - 20.71%                                                               Corp., 2.51%, 4/7/05
  14,000,000     Delaware Funding              $   13,993,957        20,000,000     Goldman Sachs Group,              19,924,000
                 Corp., 2.60%, 4/7/05                                               2.85%, 5/19/05
  11,000,000     Delaware Funding                  10,994,482        26,000,000     HSBC Finance Corp.,               25,962,445
                 Corp., 2.58%, 4/8/05                                               2.62%, 4/21/05                --------------
  22,000,000     Edison Asset                      21,936,126                                                        104,815,651
                 Securitization,                                                                                  --------------
                 2.68%, 5/10/05
  20,000,000     Fairway Finance Co.               19,937,778      FOOD & BEVERAGE - 2.16%
                 LLC, 2.80%, 5/11/05                                 16,000,000     Coca-Cola Co.,                    15,935,222
  18,000,000     Falcon Asset                      18,000,000                       2.75%, 5/24/05                --------------
                 Securitization,
                 2.57%, 4/1/05                                     TRANSPORTATION - 1.36%
  10,000,000     Nieuw Amsterdam                    9,933,333        10,000,000     Network Rail Finance               9,996,528
                 Receivables Corp.,                                                 PLC, 2.50%, 4/6/05            --------------
                 3.00%, 6/20/05
  24,000,000     Preferred Receivables             23,982,466      TOTAL COMMERCIAL PAPER                            445,217,252
                 Funding Corp.,                                                                                   --------------
                 2.63%, 4/11/05
  10,000,000     Triple A 1 Funding                 9,947,383      CERTIFICATES OF DEPOSIT - 14.69%
                 Corp., 2.87%, 6/6/05                              BANKS - DOMESTIC - 10.89%
  20,000,000     Windmill Funding                  19,982,867        25,000,000     Fifth Third Bank,                 24,993,596
                 Corp., 2.57%, 4/13/05                                              2.88%, 12/9/05, (b)
   4,000,000     Windmill Funding                   3,972,849        15,000,000     Suntrust Bank,                    15,003,600
                 Corp., 2.98%, 6/22/05         --------------                       2.56%, 10/3/05, (b)
                                                  152,681,241        13,000,000     U.S. Bank NA,                     13,002,531
                                               --------------                       2.95%, 12/5/05, (b)
                                                                     20,000,000     World Savings Bank,               20,000,000
BANKS - FOREIGN - 16.34%                                                            2.86%, 6/7/05
  25,000,000     Barclays U.S. Funding,            24,899,611         7,350,000     World Savings Bank,                7,351,323
                 2.78%, 5/23/05                                                     2.92%, 3/2/06                 --------------
  25,000,000     Dexia Delaware LLC,               24,920,958                                                         80,351,050
                 2.71%, 5/13/05                                                                                   --------------
  18,750,000     Greenwich Capital,                18,746,063
                 2.53%, 4/4/05                                     BANKS - FOREIGN - 3.80%
  20,000,000     ING Funding LLC,                  19,954,189        20,000,000     BNP Paribas,                      20,000,105
                 2.66%, 5/2/05                                                      2.79%, 5/9/05
  32,000,000     UBS Finance,                      31,944,959         8,000,000     Credit Suisse First                8,001,103
                 4.96%, 4/25/05                --------------                       Boston, 2.64%, 7/8/05         --------------
                                                  120,465,780                                                         28,001,208
                                               --------------                                                     --------------

CONGLOMERATES - 3.17%                                              TOTAL CERTIFICATES OF DEPOSIT                     108,352,258
  23,500,000     Fortune Brands,                   23,408,840                                                     --------------
                 2.85%, 5/20/05                --------------
                                                                   CORPORATE BONDS - 14.20%
FINANCE - AUTOMOTIVE - 2.43%                                       BANKS - DOMESTIC - 1.14%
  18,000,000     Toyota Motor Credit               17,913,990         8,300,000     Wachovia Corp.,                    8,411,746
                 Corp., 2.82%, 6/1/05          --------------                       7.45%, 7/15/05                --------------

FINANCE - DIVERSIFIED - 14.21%                                     FINANCE - AUTOMOTIVE - 3.01%
  13,000,000     Bank of America Corp.,            12,974,065        12,220,000     American Honda                    12,223,046
                 2.67%, 4/28/05                                                     Finance Corp.,
   4,000,000     Citigroup Global,                  3,996,908                       2.76%, 7/22/05, (b)
                 2.53%, 4/12/05                                      10,000,000     American Honda                     9,998,004
  22,000,000     Citigroup Global,                 21,966,633                       Finance Corp.,                --------------
                 2.62%, 4/22/05                                                     3.00%, 9/19/05, (b)
                                                                                                                      22,221,050
                                                                                                                  --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                          VALUE
-------------------------------------------------------------      -------------------------------------------------------------
FINANCE - DIVERSIFIED - 4.76%                                      INVESTMENT COMPANIES - 0.21%
  10,000,000     Goldman Sachs Group,          $   10,021,523         1,566,920     Wells Fargo Prime             $    1,566,920
                 3.05%, 2/21/06, (b)                                                Investment Money              --------------
  25,000,000     Merrill Lynch & Co.,              25,011,400                       Market Fund, Investor
                 2.71%, 7/1/05, (b)            --------------                       Class
                                                   35,032,923
                                               --------------      TOTAL INVESTMENT COMPANIES                          1,566,920
FOREST PRODUCTS - 1.36%                                                                                           --------------
  10,000,000     Kimberly Clark Corp.,             10,049,252
                 4.50%, 7/30/05                --------------      INVESTMENT OF CASH COLLATERAL FOR
                                                                   SECURITIES ON LOAN - 0.69%
INFORMATION TECHNOLOGY - 2.71%                                      $ 5,119,773     Morgan Stanley Money               5,119,773
  20,000,000     IBM Corp.,                        20,000,000                       Market Repurchase             --------------
                 2.72%, 3/8/06, (b)            --------------                       Agreement,
                                                                                    2.93%, 4/1/05
MANUFACTURING - 1.22%
   9,000,000     PACCAR Financial                   8,999,452      TOTAL INVESTMENT OF CASH                            5,119,773
                 Corp.,                        --------------      COLLATERAL FOR SECURITIES ON LOAN              --------------
                 2.61%, 10/20/05, (b)                              (COST $5,119,773)

TOTAL CORPORATE BONDS                             104,714,423      TOTAL INVESTMENTS (COST                           764,329,324
                                               --------------      $764,329,324) (a) - 103.64%

U.S. GOVERNMENT AGENCY                                             LIABILITIES IN EXCESS OF OTHER                    (26,845,588)
OBLIGATIONS - 12.05%                                               ASSETS - (3.64)%                               --------------
FEDERAL HOME LOAN BANK - 6.63%
  10,000,000     1.40%, 4/1/05                     10,000,000      NET ASSETS - 100.00%                           $  737,483,736
   4,000,000     1.40%, 4/1/05                      4,000,000                                                     ==============
  10,000,000     1.35%, 4/29/05, (c)               10,000,000
  15,000,000     1.50%, 5/4/05, (c)                15,000,001      (a) Tax cost of securities is equal to book cost of
  10,000,000     1.70%, 12/30/05                    9,892,566      securities.
                                               --------------      (b) Variable rate security. The rate reflected in the Schedule
                                                   48,892,567      of Investments is the rate in effect on March 31, 2005. The
                                               --------------      maturity date represents the actual maturity date.
FEDERAL HOME LOAN MORTGAGE                                         (c) All or part of this security has been loaned as of March
CORPORATION - 3.39%                                                31, 2005.
  25,000,000     2.55%, 4/19/05                    24,968,125
                                               --------------      SEE NOTES TO FINANCIAL STATEMENTS.
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 2.03%
   5,000,000     1.81%, 5/27/05 (c)                 5,000,000
  10,000,000     2.73%, 8/29/05, (b)                9,998,005
                                               --------------
                                                   14,998,005
                                               --------------

TOTAL U.S. GOVERNMENT AGENCY                       88,858,697
OBLIGATIONS                                    --------------

MUNICIPAL BONDS - 1.42%
TAXABLE MUNICIPAL - 1.42%
  10,500,000     State of Texas,                   10,500,000
                 2.84%, 6/1/23, (b)            --------------

TOTAL MUNICIPAL BONDS                              10,500,000
                                               --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund
--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                          VALUE
-------------------------------------------------------------      -------------------------------------------------------------
MUNICIPAL BONDS - 95.59%                                              1,500,000     Irvine Improvement            $    1,500,000
ALABAMA - 0.91%                                                                     Bond, 2.24%, 9/2/25,
   3,000,000     Mobile Industrial             $    3,000,000                       (LOC Bank of
                 Development Board                                                  America) (b)
                 Dock & Wharf Revenue,                                  500,000     Irvine Ranch Water                   500,000
                 2.30%, 6/1/32, (LOC                                                District,
                 Wachovia Bank) (b)                                                 2.24%, 11/15/13, (LOC
     250,000     Stevenson Industrial                 250,000                       Landesbank
                 Development Board             --------------                       Hessen-Thuringen) (b)
                 Environmental Revenue,                               3,600,000     Kern Water Bank                    3,600,000
                 2.29%, 11/1/11, (LOC                                               Authority Revenue,
                 JP Morgan Chase                                                    2.10%, 7/1/28, (LOC
                 Bank) (b)                                                          Wells Fargo Bank) (b)
                                                    3,250,000        18,470,000     Los Angeles Regional              18,469,999
                                               --------------                       Airports (LAX),
                                                                                    2.33%, 12/1/25, (LOC
ALASKA - 1.67%                                                                      Societe Generale) (b)
   3,000,000     North Slope Boro,                  2,988,016           700,000     Los Angeles Unified                  700,000
                 0.00%, 6/30/05, (FSA                                               School District (Belmont
                 Insured)                                                           Learning Complex),
   3,000,000     Valdez Marine Term                 3,000,000                       2.22%, 12/1/17, (LOC
                 Revenue,                      --------------                       Bank of New York) (b)
                 2.20%, 12/1/33,                                      6,500,000     Orange County                      6,500,000
                 (Obligor Exxon Mobil                                               Apartment
                 Corp.) (b)                                                         Development Revenue
                                                    5,988,016                       (Bear Brand
                                               --------------                       Apartments), 2.26%,
                                                                                    11/1/07, (LOC Freddie
ARIZONA - 2.14%                                                                     Mac) (b)
   1,300,000     Apache County IDR,                 1,300,000         2,700,000     State GO,                          2,700,000
                 2.35%, 12/15/18, (LOC                                              2.20%, 5/1/33, (LOC
                 Bank of New York) (b)                                              Westdeutsche
   1,400,000     Apache County IDR,                 1,400,000                       Landesbank) (b)
                 2.35%, 12/15/18, (LOC                                6,000,000     State GO,                          6,000,000
                 Credit Suisse First                                                2.23%, 5/1/34, (LOC
                 Boston) (b)                                                        Citibank) (b)
   3,535,000     Maricopa County                    3,564,692           250,000     State Health Care                    250,000
                 Arizona University                                                 Facilities Financing
                 School District,                                                   Authority Revenue
                 5.00%, 7/1/05, (FGIC                                               (Scripps Memorial
                 Insured)                                                           Hospital),
   1,400,000     Phoenix IDA,                       1,400,000                       2.18%, 12/1/15, (MBIA
                 2.28%, 4/1/28, (LOC           --------------                       Insured) (b)
                 Wells Fargo Bank) (b)                                   70,000     Statewide Communities                 70,000
                                                    7,664,692                       Development Authority         --------------
                                               --------------                       Events (Motion Picture
                                                                                    & TV), 2.22%, 3/1/31,
CALIFORNIA - 15.19%                                                                 (LOC BNP Paribas) (b)
  14,000,000     East Bay Municipal                14,000,000                                                         54,289,999
                 Water Systems Revenue,                                                                           --------------
                 2.26%, 6/1/25, (FSA
                 Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                          VALUE
-------------------------------------------------------------      -------------------------------------------------------------
COLORADO - 5.31%                                                      1,985,000     Superior/McCaslin             $    1,985,000
   1,000,000     Castlewood Ranch              $    1,000,000                       Interchange                   --------------
                 Metropolitan District,                                             Metropolitan District,
                 2.30%, 12/1/34, (LOC                                               2.10%, 11/15/24, (LOC
                 U.S. Bank) (b)                                                     U.S. Bank) (b)
     540,000     Colorado Springs                     540,000                                                         18,970,000
                 Revenue (Pikes Peak                                                                              --------------
                 Mental Health),
                 2.28%, 3/15/23, (LOC                              DISTRICT OF COLUMBIA - 0.42%
                 Wells Fargo Bank) (b)                                1,485,000     Galleria Metropolitan              1,485,000
     500,000     Colorado Springs                     500,000                       District,                     --------------
                 Revenue (YMCA Pikes                                                2.28%, 12/1/29, (LOC
                 Peak), 2.28%, 11/1/22,                                             Wells Fargo Bank) (b)
                 (LOC Wells Fargo
                 Bank) (b)                                         FLORIDA - 4.07%
   4,300,000     Crystal Valley                     4,300,000         2,200,000     Broward County                     2,200,000
                 Metropolitan District,                                             Educational Facility
                 2.28%, 10/1/34, (LOC                                               Authority Revenue
                 Wells Fargo Bank) (b)                                              (Nova Southeastern
   1,600,000     Denver City & County               1,600,000                       University),
                 Convention Center,                                                 2.29%, 4/1/24, (LOC
                 2.30%, 9/1/25, (FSA                                                Bank of America) (b)
                 Insured) (b)                                           900,000     Collier County Health                900,000
     600,000     Douglas County MFHR                  600,000                       Facilities Authority (The
                 (Autumn Chase),                                                    Moorings Inc.), 2.30%,
                 2.30%, 12/1/29, (LOC                                               12/1/24, (LOC Wachovia
                 Freddie Mac) (b)                                                   Bank) (b)
   2,545,000     Dove Valley                        2,545,000         1,900,000     Dade County IDA                    1,900,000
                 Metropolitan District                                              (Dolphins Stadium),
                 (Arapahoe County),                                                 2.26%, 1/1/16, (LOC
                 1.95%, 11/1/21, (LOC                                               Societe Generale) (b)
                 BNP Paribas) (b)                                        75,000     Dade County Water &                   75,000
   1,600,000     State Educational &                1,600,000                       Sewer Systems
                 Cultural Facilites                                                 Revenue,
                 Authority (Regis Jesuit                                            2.28%, 10/5/22, (FGIC
                 High School), 2.28%,                                               Insured) (b)
                 12/1/33, (LOC Wells                                  1,900,000     Indiana River County               1,900,000
                 Fargo Bank) (b)                                                    Revenue (St. Edward's
   2,400,000     State Educational &                2,400,000                       School), 2.29%, 7/1/27,
                 Cultural Facilities                                                (LOC Wachovia
                 Authority (Denver                                                  Bank) (b)
                 Seminary), 2.28%,                                    1,000,000     Lee County Health Care             1,000,000
                 7/1/24, (LOC Wells                                                 Facilities Revenue (Hope
                 Fargo Bank) (b)                                                    Hospice Project),
   1,900,000     State Health Facilities            1,900,000                       2.29%, 10/1/23, (LOC
                 Authority Revenue                                                  Suntrust Bank) (b)
                 (Craig Hospital), 2.28%,                                70,000     St. John's County IDA                 70,000
                 12/1/20, (LOC Wells                                                Health Care (Glenmore
                 Fargo Bank) (b)                                                    St. John's),
                                                                                    2.30%, 1/1/07, (LOC
                                                                                    LaSalle Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                          VALUE
-------------------------------------------------------------      -------------------------------------------------------------
   2,200,000     State Housing Finance         $    2,200,000      IDAHO - 2.75%
                 Agency, 2.19%, 7/1/07,                               1,500,000     State Health Facilities       $    1,500,000
                 (LOC Freddie Mac) (b)                                              Revenue (St. Luke's
   3,090,000     State Housing Finance              3,090,000                       Medical Center),
                 Agency, 2.19%, 2/1/08,                                             2.29%, 5/1/22, (LOC
                 (LOC Freddie Mac) (b)                                              Harris Trust & Savings
   1,200,000     Sunshine State                     1,200,000                       Bank) (b)
                 Government Finance            --------------         8,335,000     State Health Facilities            8,335,000
                 Committee,                                                         Revenue (St. Luke's           --------------
                 2.25%, 7/1/16,                                                     Medical Center),
                 (AMBAC Insured) (b)                                                2.27%, 7/1/30, (FSA
                                                   14,535,000                       Insured) (b)
                                               --------------                                                          9,835,000
                                                                                                                  --------------
GEORGIA - 6.48%
   1,415,000     Clayton County MFHR                1,415,000      ILLINOIS - 6.13%
                 (BS Partners),                                       2,400,000     Chicago O'Hare                     2,400,000
                 2.30%, 9/1/26, (LOC                                                International Airport
                 Fannie Mae) (b)                                                    Revenue,
     900,000     DeKalb Private Hospital              900,000                       2.23%, 1/1/15, (LOC
                 Authority (Children's                                              Societe Generale) (b)
                 Health Care Project),                                5,000,000     Chicago Water Revenue              5,000,000
                 2.30%, 12/1/28, (LOC                                               (Second Lien),
                 Suntrust Bank) (b)                                                 2.28%, 11/1/31, (MBIA
   1,700,000     DeKalb Private Hospital            1,700,000                       Insured) (b)
                 Authority (Egleston                                  3,000,000     Crestwood Tax                      3,000,000
                 Children's Hospital),                                              Increment Revenue,
                 2.30%, 3/1/24, (LOC                                                2.33%, 12/1/23, (LOC
                 Suntrust Bank) (b)                                                 Fifth Third Bank) (b)
   4,450,000     Fulton County                      4,450,000         1,800,000     Galesburg Revenue                  1,800,000
                 Development Authority                                              (Knox College),
                 (St. George Village),                                              2.37%, 3/1/31, (LOC
                 2.30%, 4/1/34, (LOC                                                LaSalle Bank) (b)
                 Bank of America) (b)                                 2,850,000     State Development                  2,850,000
   1,900,000     Hapeville IDR (Hapeville           1,900,000                       Finance Authority
                 Hotel), 2.24%, 11/1/15,                                            Revenue (Westside
                 (LOC Bank of                                                       Health), 2.30%,
                 America) (b)                                                       12/1/29, (LOC LaSalle
   3,600,000     Marietta MFHR,                     3,600,000                       Bank) (b)
                 2.30%, 5/15/07, (FNMA                                2,400,000     State Health Facilities            2,400,000
                 Collateralized) (b)                                                Authority Revenue
   9,200,000     Metropolitan Atlanta               9,200,000                       (Memorial Health
                 Rapid Transit Authority,      --------------                       Systems), 2.34%,
                 2.24%, 7/1/25, (LOC                                                10/1/22, (LOC JP
                 Bayerische                                                         Morgan Chase Bank) (b)
                 Landesbank) (b)                                      4,450,000     State Health Facilities            4,450,000
                                                   23,165,000                       Authority Revenue             --------------
                                               --------------                       (University of Chicago
                                                                                    Hospitals),
                                                                                    2.30%, 8/15/26, (MBIA
                                                                                    Inusred) (b)
                                                                                                                      21,900,000
                                                                                                                  --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
INDIANA - 1.36%                                                       1,105,000     State Higher Education        $    1,105,000
     935,000     State Health Facilities       $      935,000                       Loan Authority Revenue
                 Finance Authority                                                  (Mount Mercy College
                 Revenue (Anthony                                                   Project), 2.29%, 7/1/25,
                 Wayne Rehabilitation                                               (LOC Bank of
                 Center), 2.28%, 2/1/31,                                            America) (b)
                 (LOC Wells Fargo                                       100,000     State Higher Education               100,000
                 Bank) (b)                                                          Loan Authority Revenue
     100,000     State Health Facilities              100,000                       (Private Colleges),
                 Finance Authority                                                  2.29%, 11/1/32, (LOC
                 Revenue (Capital Access                                            LaSalle Bank) (b)
                 Designated Pool),                                    3,000,000     State School Cash                  3,029,496
                 2.30%, 1/1/12, (LOC                                                Anticipation Program,
                 Comerica Bank) (b)                                                 3.50%, 1/27/06, (FSA
   2,330,000     State Health Facilities            2,330,000                       Insured)
                 Finance Authority                                    2,510,000     Webster County                     2,510,000
                 Revenue (Deaconess                                                 Educational Facilities
                 Hospital), 2.30%,                                                  Revenue,
                 1/1/22, (LOC Fifth Third                                           2.28%, 7/1/20, (LOC
                 Bank) (b)                                                          Wells Fargo Bank) (b)
     800,000     State Health Facilities              800,000         2,150,000     Woodbury County                    2,150,000
                 Finance Authority                                                  Educational Facilities        --------------
                 Revenue (Golden Years                                              Revenue,
                 Homestead), 2.28%,                                                 2.33%, 11/1/16, (LOC
                 6/1/12, (LOC Wells                                                 U.S. Bank) (b)
                 Fargo Bank) (b)                                                                                      13,744,496
     700,000     State Hospital                       700,000                                                     --------------
                 Equipment Finance             --------------
                 Authority Revenue,                                KANSAS - 2.87%
                 2.30%, 12/1/15, (MBIA                                  450,000     Olathe Health Facilities             450,000
                 Insured) (b)                                                       Revenue,
                                                    4,865,000                       2.29%, 9/1/32,
                                               --------------                       (AMBAC Insured) (b)
IOWA - 3.84%                                                          9,810,000     State Development                  9,810,000
   1,435,000     State Finance Authority            1,435,000                       Finance Authority             --------------
                 Revenue (Mississippi                                               Revenue (Village
                 Valley Regional Blood                                              Shalom Obligated
                 Center), 2.28%, 2/1/23,                                            Group),
                 (LOC Wells Fargo                                                   2.29%, 11/15/28, (LOC
                 Bank) (b)                                                          LaSalle Bank) (b)
   1,470,000     State Finance Authority            1,470,000                                                         10,260,000
                 Revenue (Putnam                                                                                  --------------
                 Museum of History),
                 2.28%, 5/1/12, (LOC                               LOUISIANA - 2.91%
                 Wells Fargo Bank) (b)                                3,435,000     East Baton Rouge PCR,              3,435,000
   1,945,000     State Higher Education             1,945,000                       2.19%, 11/1/19,
                 Authority Revenue                                                  (Obligor Exxon Mobil
                 (Palmer Chiropractic),                                             Corp.) (b)
                 2.30%, 4/1/27, (LOC                                  3,500,000     New Orleans GO,                    3,469,909
                 LaSalle Bank) (b)                                                  0.00%, 9/1/05,
                                                                                    (AMBAC Insured)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
   3,500,000     State Offshore Terminal       $    3,500,000      MINNESOTA - 2.71%
                 Authority Deepwater           --------------           693,000     Arden Hills Housing &         $      693,000
                 Port Revenue (Loop LLC                                             Healthcare Facilities
                 Project),                                                          Revenue,
                 2.29%, 10/1/19, (LOC                                               2.34%, 9/1/29, (LOC
                 JP Morgan Chase                                                    U.S. Bank) (b)
                 Bank) (b)                                            1,165,000     Midwest Consortium of              1,165,000
                                                   10,404,909                       Minneapolis Municipal
                                               --------------                       Utilities, 2.28%, 1/1/25,
                                                                                    (LOC U.S. Bank) (b)
MAINE - 1.12%                                                           800,000     Minneapolis Revenue                  800,000
   4,000,000     State Tax Anticipation             4,013,688                       (Catholic Charities
                 Notes, 3.00%, 6/30/05         --------------                       Projects),
                                                                                    2.30%, 11/1/16, (LOC
MARYLAND - 3.05%                                                                    Wells Fargo Bank) (b)
   8,900,000     Montgomery County                  8,900,000         1,200,000     Minnetonka MFHR                    1,200,000
                 Housing Opportunities                                              (Minnetonka Hills
                 MFHR (Oakwood                                                      Apartments),
                 Apartments),                                                       2.30%, 11/15/31,
                 2.30%, 11/1/07, (LOC                                               (FNMA Insured) (b)
                 FHLMC) (b)                                             900,000     State Higher Education               900,000
   2,010,000     State Health & Higher              2,010,000                       Facilities Authority
                 Education Facilities          --------------                       Revenue (St. Olaf
                 Revenue (Pooled Loan                                               College), 2.29%,
                 Program),                                                          10/1/20, (LOC Harris
                 2.30%, 1/1/29, (LOC                                                Trust & Savings
                 Bank of America) (b)                                               Bank) (b)
                                                   10,910,000         1,400,000     State Higher Education             1,400,000
                                               --------------                       Facilities Authority
                                                                                    Revenue (St. Olaf
MASSACHUSETTS -  0.56%                                                              College), 2.29%,
   2,000,000     State Water Resources              2,000,000                       10/1/30, (LOC Harris
                 Authority,                    --------------                       Trust & Savings
                 2.20%, 4/1/28,                                                     Bank) (b)
                 (AMBAC Insured) (b)                                  3,500,000     State School District Tax          3,515,262
                                                                                    & Aid Anticipation            --------------
MICHIGAN - 0.25%                                                                    Borrowing Program
     300,000     Kent Hospital Finance                300,000                       Certificates,
                 Authority Revenue             --------------                       3.00%, 9/2/05, (School
                 (Spectrum Health),                                                 District Credit Program
                 2.30%, 1/15/26, (MBIA                                              Insured)
                 Insured) (b)                                                                                          9,673,262
                                                                                                                  --------------
     600,000     State Strategic Fund                 600,000
                 (Clark Retirement),           --------------      MISSISSIPPI - 0.14%
                 2.30%, 6/1/31, (LOC                                    500,000     Jackson County PCR,                  500,000
                 Fifth Third Bank) (b)                                              2.28%, 6/1/23, (Obligor
                                                      900,000                       Chevron Texaco
                                               --------------                       Corp.) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
MISSOURI - 0.63%                                                   NEW YORK - 4.40%
     750,000     State Development             $      750,000         3,300,000     New York City GO,             $    3,300,000
                 Finance Board Lease                                                2.18%, 8/15/09, (MBIA
                 Revenue (Associated                                                Insured) (b)
                 Municipal Utilities                                    900,000     New York City GO,                    900,000
                 Lease), 2.34%, 6/1/33,                                             2.18%, 8/15/11, (MBIA
                 (LOC U.S. Bank) (b)                                                Insured) (b)
   1,000,000     State Health &                     1,000,000           500,000     New York City GO,                    500,000
                 Educational Facilities                                             2.18%, 8/1/13, (MBIA
                 Authority,                                                         Insured) (b)
                 2.29%, 11/1/32, (LOC                                   300,000     New York City GO,                    300,000
                 Bank of America) (b)                                               2.24%, 8/1/18, (LOC JP
     500,000     State Health &                       500,000                       Morgan Chase Bank) (b)
                 Educational Facilities        --------------         2,325,000     New York City GO,                  2,325,000
                 Authority Revenue                                                  2.18%, 8/15/22, (MBIA
                 (Bethesda Health                                                   Insured) (b)
                 Group), 2.34%, 8/1/31,                               2,160,000     New York City GO,                  2,160,000
                 (LOC U.S. Bank) (b)                                                2.26%, 11/1/24,
                                                    2,250,000                       (AMBAC Insured) (b)
                                               --------------         2,850,000     New York City                      2,850,000
                                                                                    Municipal Water
MONTANA - 0.15%                                                                     Finance Authority
     550,000     Forsysth PCR (Pacificorp             550,000                       Revenue, 2.24%,
                 Project), 2.33%, 1/1/18,      --------------                       6/15/22, (FGIC
                 (LOC JP Morgan Chase                                               Insured) (b)
                 Bank) (b)                                            2,400,000     New York City                      2,400,000
                                                                                    Municipal Water
NEBRASKA - 1.03%                                                                    Finance Authority
   3,700,000     Lancaster County                   3,700,000                       Revenue, 2.24%,
                 Hospital Authority            --------------                       6/15/23, (FGIC
                 Health Facilities                                                  Insured) (b)
                 Revenue (Immanuel),                                    985,000     State Local Government               985,000
                 2.31%, 7/1/30, (LOC                                                Assistance Program,           --------------
                 LaSalle Bank) (b)                                                  2.24%, 4/1/25, (LOC
                                                                                    Bank of Nova Scotia) (b)
NEVADA - 1.40%                                                                                                        15,720,000
   5,000,000     Director State                     5,000,000                                                     --------------
                 Department Business &         --------------
                 Industry (Nevada Cancer                           NORTH CAROLINA - 2.07%
                 Institute), 2.30%,                                   6,400,000     Charlotte Airport                  6,400,000
                 12/1/33, (LOC Bank of                                              Revenue, Series A,
                 America) (b)                                                       2.28%, 7/1/16, (MBIA
                                                                                    Insured) (b)
NEW JERSEY - 0.95%                                                    1,000,000     State Medical Care                 1,000,000
   3,400,000     State Sports &                     3,400,000                       Commumity Hospital            --------------
                 Exposition Authority          --------------                       Revenue (Pooled
                 Contract,                                                          Financing Project),
                 2.23%, 9/1/24, (MBIA                                               2.27%, 10/1/13, (LOC
                 Insured) (b)                                                       First Union National
                                                                                    Bank) (b)
                                                                                                                       7,400,000
                                                                                                                  --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
NORTH DAKOTA - 0.49%                                               TEXAS - 2.89%
     900,000     Grand Forks Hospital          $      900,000         2,600,000     Austin County Industrial      $    2,600,000
                 Facilities Revenue                                                 Development
                 (United Hospital),                                                 Corporation,
                 2.33%, 12/1/16, (LOC                                               2.30%, 12/1/14, (LOC
                 LaSalle Bank) (b)                                                  JP Morgan Chase
     845,000     Ward County Health                   845,000                       Bank) (b)
                 Care Facilities Revenue       --------------         4,200,000     Bexar County Housing               4,200,000
                 (Trinity Group),                                                   Financial Authority,
                 2.34%, 7/1/29, (LOC                                                2.25%, 9/15/26, (LOC
                 U.S. Bank) (b)                                                     FNMA) (b)
                                                    1,745,000         3,530,000     State Tax & Revenue                3,550,242
                                               --------------                       Anticipation Notes,           --------------
                                                                                    3.00%, 8/31/05,
OHIO - 1.62%                                                                        (AMBAC Insured)
   5,150,000     Franklin County                    5,150,000                                                         10,350,242
                 Hospital Revenue                                                                                 --------------
                 (OhioHealth),
                 2.30%, 12/1/28, (LOC                              UTAH - 0.65%
                 National City Bank) (b)                              1,425,000     Salt Lake City Revenue             1,425,000
     645,000     Warren County Health                 645,000                       (Valley Mental Health
                 Care Facilities Revenue       --------------                       Project),
                 (Otterbein Homes                                                   2.28%, 12/1/21, (LOC
                 Project), 2.30%, 7/1/23,                                           Wells Fargo) (b)
                 (LOC Fifth Third                                       900,000     Sanpete County School                900,000
                 Bank) (b)                                                          Facilities Revenue            --------------
                                                    5,795,000                       (Wasatch Academy),
                                               --------------                       2.33%, 8/1/28, (LOC
                                                                                    U.S. Bank) (b)
PENNSYLVANIA - 0.42%                                                                                                   2,325,000
   1,500,000     Delaware County IDA                1,500,000                                                     --------------
                 (Airport Facilities),         --------------
                 2.22%, 12/1/15,                                   VIRGINIA - 1.53%
                 (Obligor United Parcel                                 910,000     Alexandria IDA (Pooled               910,000
                 Service) (b)                                                       Loan Project),
                                                                                    2.30%, 7/1/26, (LOC
SOUTH CAROLINA - 0.47%                                                              Bank of America) (b)
   1,680,000     Greenville Hospital                1,682,602         2,070,000     Fairfax County Public              2,123,735
                 Facilities Revenue,           --------------                       Improvements,
                 3.00%, 5/1/05,                                                     5.25%, 6/1/17, (State
                 (AMBAC Insured)                                                    Aid Withholding)
                                                                        900,000     Peninsula Ports                      900,000
SOUTH DAKOTA - 0.28%                                                                Authority Coalition
   1,000,000     Lawrence County PCR                1,000,000                       Term Revenue
                 (Homestake Mining             --------------                       (Dominion Term
                 Co.), 2.27%, 7/1/32,                                               Project), 2.27%, 7/1/16,
                 (LOC JP Morgan Chase                                               (LOC Citibank) (b)
                 Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR                                                          SHARES OR
   PRINCIPAL                                                          PRINCIPAL
    AMOUNT                                         VALUE               AMOUNT                                         VALUE
-------------------------------------------------------------      -------------------------------------------------------------
   1,550,000     Roanoke County                $    1,550,000         1,500,000     State Health &                $    1,500,000
                 Industrial Development        --------------                       Educational Facilities        --------------
                 Authority Healthcare                                               Authority Revenue
                 Facilities Revenue                                                 (Divine Savior
                 (Friendship Manor Inc.),                                           Healthcare),
                 2.29%, 10/1/15, (LOC                                               2.32%, 5/1/32, (LOC
                 Wachovia Bank) (b)                                                 U.S. Bank) (b)
                                                    5,483,735                                                          4,019,379
                                               --------------                                                     --------------

WASHINGTON - 5.57%                                                 WYOMING - 6.04%
   8,530,000     Seattle Water Systems              8,530,000         2,300,000     Kemmerer PCR (Exxon                2,300,000
                 Revenue,                                                           Project),
                 2.19%, 3/1/32, (LOC                                                2.22%, 11/1/14,
                 Bayerische                                                         (Obligor Exxon Mobil
                 Landesbank) (b)                                                    Corp.) (b)
   2,200,000     Snohomish County                   2,200,000         5,500,000     Lincoln County PCR                 5,500,000
                 Public Utility,                                                    (Exxon Project),
                 2.29%, 12/1/19, (FSA                                               2.22%, 11/1/14,
                 Insured) (b)                                                       (Obligor Exxon Mobil
   1,300,000     State Health Care                  1,300,000                       Corp.) (b)
                 Facilities Authority                                 5,285,000     Lincoln County PCR                 5,285,000
                 Revenue (Mason                                                     (Exxon Project),
                 Medical Center),                                                   2.22%, 11/1/14,
                 2.27%, 2/15/27, (MBIA                                              (Obligor Exxon Mobil
                 Insured) (b)                                                       Corp.) (b)
   5,030,000     State Housing &                    5,030,000         3,700,000     Lincoln County PCR                 3,700,000
                 Finance Commission                                                 (Exxon Project),
                 Nonprofit Revenue                                                  2.19%, 8/1/15, (Obligor
                 (Overlake School                                                   Exxon Mobil Corp.) (b)
                 Project),                                            3,800,000     Sublette County PCR                3,800,000
                 2.28%, 10/1/29, (LOC                                               (Exxon Project),
                 Wells Fargo Bank) (b)                                              2.19%, 11/1/14,
   1,225,000     State Public Power                 1,219,574                       (Obligor Exxon Mobil
                 Supply, 0.00%, 7/1/05,                                             Corp.) (b)
                 (MBIA Insured)                                       1,000,000     Sweetwater County                  1,000,000
     945,000     State Public Power                   945,000                       PCR (Pacificorp Project),     --------------
                 Supply, 2.28%, 7/1/12,                                             2.33%, 1/1/14, (LOC
                 (MBIA Insured) (b)                                                 U.S. Bank) (b)
     700,000     State Public Power                   700,000                                                         21,585,000
                 Supply, 2.29%, 7/1/17,        --------------                                                     --------------
                 (LOC Bank of
                 America) (b)                                      TOTAL MUNICIPAL BONDS                             341,784,594
                                                   19,924,574                                                     --------------
                                               --------------
                                                                   COMMERCIAL PAPER - 1.12%
WISCONSIN - 1.12%                                                  FLORIDA - 1.12%
   2,500,000     School District Cash               2,519,379         4,000,000     Intermountain Power,               4,000,000
                 Flow Management                                                    2.00%, 6/8/05, (LOC JP        --------------
                 Program Certificate                                                Morgan Chase)
                 Participation, 3.50%,
                 11/1/05, (LOC U.S.Bank)                           TOTAL COMMERCIAL PAPER                              4,000,000
                                                                                                                  --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                        VALUE
----------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.14%
     505,898     Federated Tax Exempt                         $      505,898
                 Money Market Fund                            --------------

TOTAL INVESTMENT COMPANIES                                           505,898
                                                              --------------

TOTAL INVESTMENTS (COST                                          346,290,492
$346,290,492) (a) - 96.85%

OTHER ASSETS IN EXCESS OF                                         11,258,380
LIABILITIES - 3.15%                                           --------------

NET ASSETS - 100.00%                                          $  357,548,872
                                                              ==============

(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2005. The maturity date represents the actual maturity date.
(c) Portfolio abbreviations:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (63)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

LUCY HANCOCK BODE (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

RONALD JAMES (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN:  16
--------------------------------------------------------------------------------

JOHN A. MACDONALD (56)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

H. DAVID RYBOLT (62)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (52)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

JAY H. WEIN (72)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (41)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (44)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment
Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).
--------------------------------------------------------------------------------

DAVID P. LUX (50)
POSITION HELD WITH FUND: Controller; Since November, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher Fixed Income Group (1995-2003).
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (55)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds (2001-2003).
--------------------------------------------------------------------------------

LAURA M. MORET (51)
POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary (2003-2004)(2).
--------------------------------------------------------------------------------

JOHN M. HUBER (36)
POSITION HELD WITH FUND: Chief Investment Officer (2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer Fixed Income, Voyageur Asset Management (2004-Present); Galliard Capital Management, Principal and Senior Portfolio Manager (1995-2004).
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

INFORMATION FOR TAMARACK FUNDS SHAREHOLDERS REGARDING
THE RENEWAL OF INVESTMENT ADVISORY AGREEMENT

On February 24, 2005, the Board of Trustees of Tamarack Funds Trust ("Tamarack") unanimously voted to renew the Investment Advisory Agreement with Voyageur Asset Management, Inc. ("Voyageur") for an additional year for each of the Tamarack Money Market Funds. The information considered by the Trustees in connection with the proposed renewal of the Investment Advisory Agreement for each Money Market Fund included historical investment performance information for the Funds, fee and expense information for the Funds, and information regarding the nature and quality of the management and advisory services provided by Voyageur, the qualifications and performance of the Voyageur investment and management personnel who service the Funds, Voyageur's financial condition and Voyageur's profitability in managing the Funds.

The Trustees were satisfied with the relative long-term investment performance of each of the Money Market Funds, which ranged from average to above average within the Funds' peer groups. The Trustees were also satisfied with qualifications, expertise and overall performance of the Funds' portfolio management team as well as the Funds' management team responsible for Fund operations and compliance.

With respect to the fees and expenses of the Funds, the Trustees evaluated the levels of management and administrative services fees payable to Voyageur and the other operating expenses of the Funds, together with Voyageur's historical and proposed arrangements to waive fees and/or pay expenses to subsidize the Funds' operations and limit overall Fund expenses. The Trustees also considered the amounts of revenue that Voyageur paid to RBC Dain for services provided relating to the Funds. Voyageur proposed to lower its administrative services fee waivers by 0.09% of average annual net assets for the Prime Money Market Fund, 0.07% for the U.S. Government Money Market Fund and 0.08% for the Tax-Free Money Market Fund, which would increase the estimated ordinary annual operating expense ratios of those Funds to 0.80%, 0.78% and 0.70%, respectively, of average annual net assets. These changes would likely move the overall expenses of the Prime and U.S. Government Money Market Funds above the median level for their peer groups. The Trustees were informed that the proposed fee waiver adjustments are strategically important to RBC Dain in responding to a changing competitive and pricing environment for brokerage cash sweep products. The Trustees were also informed that RBC Dain (as well as competing brokerage firms) is planning to make available to its brokerage customers other types of cash sweep products with yields competitive to money market funds. Voyageur reported to the Trustees that it expects some of RBC Dain's brokerage customers to switch to these new products. In addition, Voyageur reported that RBC Dain had considered, but rejected in favor of the fee waiver proposal, the use of unaffiliated money market funds (in lieu of the existing Funds) for its cash sweep product in examining ways to respond to competitive pricing and operating cost pressures. Despite the proposed changes in overall expense ratios, Voyageur's estimated profitability level for managing the Money Market Funds is expected to decline if brokerage customers elect to transfer the excess cash in their accounts to alternative cash sweep products.

The Trustees also considered the benefits to all Tamarack Funds resulting from the money market Funds serving as the primary cash sweep options for RBC Dain brokerage customers, including a substantial base of Fund assets, attractive money market fund

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

exchange options for Tamarack shareholders, the continued financial stability of Voyageur, the potential for further increases in assets through RBC Dain's acquisitions of other brokerage firms, Tamarack's growing presence and name recognition within the RBC Dain platform and the reputational benefits of being associated with Voyageur and RBC Dain.

The Trustees specifically sought and obtained a contractual commitment from Voyageur to subsidize Fund expenses at proposed levels for the year, without limiting Voyageur's obligation in that regard only to the amount of the shareholder services fees payable to Voyageur as in prior years. This commitment should protect shareholders from unexpected increases in ordinary operating expenses of the Funds that might have resulted from large-scale redemptions or a significant reduction in asset size.

In determining to renew the Investment Advisory Agreement for an additional year, the Trustees concluded that the performance of the Funds and the nature and quality of the investment advisory and other services provided by Voyageur was satisfactory, the advisory fees proposed to be payable to Voyageur were reasonable and fair and the continuation of the relationship was in the best interests of the Funds and their shareholders. The Trustees also expressed satisfaction that economies of scale have been realized by the advisory fee rate reductions at current asset levels.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

As a shareholder of the Tamarack Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 through March
31, 2005.
--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                   BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                    10/1/04           3/31/05        10/1/04 - 3/31/05     10/1/04 - 3/31/05
                                ---------------   ---------------   -------------------   ------------------
Prime Money Market Fund           $  1,000.00       $  1,007.60           $  3.55                 0.71%
U.S. Government Money
  Market Fund                        1,000.00          1,007.30              3.55                 0.71%
Tax-Free Money Market
  Fund                               1,000.00          1,005.60              3.10                 0.62%
Institutional Prime Money
  Market Fund                        1,000.00          1,009.60              1.45                 0.29%
Institutional Tax-Free Money
  Market Fund                        1,000.00          1,007.00              1.50                 0.30%

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

                                   BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                    10/1/04           3/31/05        10/1/04 - 3/31/05     10/1/04 - 3/31/05
                                ---------------   ---------------   -------------------   ------------------
Prime Money Market Fund           $  1,000.00       $  1,021.39           $  3.58                 0.71%
U.S. Government Money
  Market Fund                        1,000.00          1,021.39              3.58                 0.71%
Tax-Free Money Market
  Fund                               1,000.00          1,021.84              3.13                 0.62%
Institutional Prime Money
  Market Fund                        1,000.00          1,023.49              1.46                 0.29%
Institutional Tax-Free Money
  Market Fund                        1,000.00          1,023.44              1.51                 0.30%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

================================================================================

================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

================================================================================

================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

                                     [PHOTO]

















                                                               ---------------
Tamarack Funds                                               |     PRSRT STD   |
C/O BFDS                                                     |   U.S. POSTAGE  |
PO Box 219757                                                |       PAID      |
Kansas City, MO 64121-9757                                   | PERMIT NO. 2891 |
                                                             | KANSAS CITY MO  |
800-422-2766                                                   ---------------











TF AR 3/05 TAMARACK DISTRIBUTORS INC.
533905 (3/05)

TAMARACK FUNDS
Semi-Annual Report                                               March 31, 2005









                                     [PHOTO]









GOVERNMENT INCOME FUND

QUALITY FIXED INCOME FUND

TAX-FREE INCOME FUND












                                                           [LOGO] TAMARACK FUNDS

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR SEMI-ANNUAL REPORT

This semi-annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. Fixed income funds are benchmarked against various Lehman Brothers Bond Indices, which show only the performance of the underlying fixed income securities, rather than of a comparable fund that would be available to an average investor.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2706; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Shareholder Letter .....................................................   1
Letter from the CIO of Fixed Income ....................................   2
Fixed Income Portfolio Managers ........................................   3
Performance Summary ....................................................   4
Government Income Fund
- Management Discussion and Analysis ...................................   6
Quality Fixed Income Fund
- Management Discussion and Analysis ...................................   8
Tax-Free Income Fund
- Management Discussion and Analysis ...................................  10
Financial Statements
- Statements of Assets and Liabilities .................................  12
- Statements of Operations .............................................  14
- Statements of Changes in Net Assets ..................................  15
Financial Highlights ...................................................  18
Notes to Financial Statements ..........................................  21
Schedules of Portfolio Investments .....................................  30
Management .............................................................  41
Share Class Information ................................................  44
Supplemental Information ...............................................  45

================================================================================
SHAREHOLDER LETTER
================================================================================

To Our Shareholders

--------------------------------------------------------------------------------

The semi-annual period ended March 31, 2005 has been an interesting one for fixed income investors. The same factors causing anxiety for equity investors, contradictory economic indicators, mixed news from Iraq, inflation worries and uncertainty over U.S. corporate profits also affected the fixed income markets. The most important factor, however, was the Federal Reserve's decision to begin raising short-term interest rates, gradually but consistently. This had the effect of raising yields on short-term U.S. Treasuries, but seemed to have little impact on longer-term bonds.

This report presents the results for all Tamarack fixed income funds as of the end of this six-month period. In addition to the period returns for your particular Fund(s), this report provides information as to how your Fund(s) performed versus its benchmark(s) in this interesting market environment and includes commentary from members of our fixed income team. This commentary shares with you our view as to what has happened in the fixed income market over the recent past, how it has affected your particular Fund(s) and what we think might happen in the bond market at least in the near term. We hope you will find this information helpful. This report also includes a report from a new member of our team, John Huber, the Tamarack Funds CIO for Fixed Income. His report, discussing the last six-months in the fixed income market, is particularly informative. As always, this report also includes footnotes describing the policies and procedures followed by the Tamarack Funds in managing the assets entrusted to us by you and your fellow shareholders. We have endeavored to make these footnotes as informative and easy-to-read as possible and encourage you to read this important information.

We continue to believe that a prudent investor maintains a diversified portfolio encompassing bonds and growth and value equity investment. Our fixed income team was further strengthened by the addition of John Huber and continues working to meet your expectations as investors. All of the members of the Tamarack Funds team value the trust you have placed in us. Please remember that information regarding the Tamarack Funds, including performance and daily prices is available on our website www.tamarackfunds.com. You may also contact us via the Funds' toll-free number at 1-800-422-2766.

Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President, Tamarack Funds

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================


--------------------------------------------------------------------------------

Last autumn, investors approached the fixed income markets with an air of complacency as both interest rates and risk premiums (spreads) remained at stubbornly low levels. Primary issues weighing on fixed income participants' minds at that time were concerns that a combination of soaring commodities prices and rising interest rates could stifle U.S. economic growth thus leading to weaker growth in corporate profits. A divisive Presidential election and lingering problems in the Middle East only reinforced the "wait and see" attitude.

Investor complacency quickly turned to anxiety this winter following Federal Reserve Chairman Alan Greenspan's testimony to the Senate Banking Committee. While short-term interest rates had steadily risen with the Fed's four successive 25 basis point increases; long-term interest rates remained surprisingly resistant, increasing only slightly. In his testimony, Mr. Greenspan spoke of his continued frustration with the low yield on the ten-year Treasury. In doing so, he put the markets on guard that short-term rates could move higher, faster than expected. This was a clear challenge to the status quo that had been driving market valuations, ultimately driving rates higher and spreads wider. Market participants increasingly viewed the economic environment as being split between two schools of thought. One group saw increased investor tolerance for risk, as evidenced by tight corporate spreads, as a sign of stronger growth and potentially higher inflation. A second group expressed concern that the low long-term rates and disappointing equity returns suggested slower economic growth in future years. With Greenspan's simple reference to low long-term yields as a "conundrum" -- the economy is growing yet yields remain low -- he clearly let the markets know in which camp he resided.

The yield curve flattened considerably over the past several quarters. Two-year Treasury yields rose over one percent to end March 31 at 3.78%. Greenspan had his desired impact on ten-year yields moving them from 4.11% to 4.48% by the end of March. Long-term interest rates remained surprisingly resistant to changes in short-term rates, as 30-year Treasury yields actually declined 14 basis points to yield 4.76% as of the end of March. Increased volatility resulted in very modest returns across most fixed income asset classes during the past six months.

While broad market fixed income indices showed slight positive returns for the semi-annual period, there were some sectors that fared better during this time. Despite the fact that Fannie Mae's accounting woes continued and swap spreads moved wider, the agency sector ignored both risks and posted better performance than Treasury bonds. The relative stability of longer-term interest rates was a key variable supporting this stronger performance from the mortgage market. The corporate sector, however, experienced some difficulties. Revised earnings guidance at General Motors sparked a widening trend across the entire credit market as complacency was quickly replaced with fear. Continued scrutiny at insurance giant AIG revealed that accounting irregularities were not the exclusive domain of the energy and media sectors. New revelations at MBIA led some observers to conclude that the problems were more symptomatic of the industry rather than related to a specific company or insurer. Needless to say, the corporate market suffered its worst period of performance in the past several years. Finally, even high yield issuers could not hide from the increased market volatility as spreads began to widen, underscoring investor concerns about negative credit markets.

Looking ahead, the question remains whether Greenspan will continue to view monetary policy as what he termed "accommodative" in upcoming Federal Reserve meetings. We believe that the Fed continues to walk the tightrope of managing inflation without impacting economic growth. We feel that tightening monetary policy significantly beyond 3.5% may prove problematic if long-term rates continue to remain resistant to pressure. As always, we remain steadfast in our risk disciplines and investment process to seek to ensure your objectives are met. Thank you for your continued support of the Tamarack Funds.


                                    [PHOTO]
                                   JOHN HUBER
                             CHIEF FINANCIAL OFFICER
                               FIXED INCOME FUNDS

/s/ John Huber

John Huber
Chief Investment Officer, Fixed Income Funds
Tamarack Funds

================================================================================
FIXED INCOME PORTFOLIO MANAGERS
================================================================================


--------------------------------------------------------------------------------

Voyageur Asset Management employs a team approach to the management of each of the fixed income funds. Each Fund's management team has access to Voyageur's investment research and other money management resources. The members of Voyageur's fixed income funds team are:
--------------------------------------------------------------------------------

JOHN M. HUBER, CFA
CHIEF INVESTMENT OFFICER -- FIXED INCOME
INVESTMENT EXPERIENCE: 15 YEARS
John Huber is Voyageur's Chief Investment Officer of Fixed Income. His responsibilities include overseeing and directing Voyageur's fixed income division. He also serves as the Chief Investment Officer of Fixed Income for the Tamarack Funds, a family of three fixed income funds and five money market funds. John joined Voyageur from Galliard Capital Management where he was a Principal and Senior Portfolio Manager, responsible for the firm's total return fixed income effort. Prior to working for Galliard, John was a Portfolio Manager for Norwest Investment Management. John managed several Wells Fargo Funds including the Wells Fargo Stable Income Fund, which he guided to over $1 billion in assets and a four star rating from Morningstar during his tenure. John, a 15-year industry veteran, received his BA from the University of Iowa and his MBA in Finance from the University of Minnesota, Carlson School of Management. John is a CFA charterholder and a member of the Twin Cities Society of Security Analysts.
--------------------------------------------------------------------------------

RAYE C. KANZENBACH, CFA
SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
Raye Kanzenbach is the Senior Portfolio Manager for portfolios which invest in tax-exempt securities. Raye has been with Voyageur and its predecessor firm, Insight Investment Management, since 1983. He has been in the investment industry since 1973. Raye received his MBA from the University of Michigan, his BA from Lawrence University and is a CFA charterholder.
--------------------------------------------------------------------------------

JAMES A. NORUNGOLO, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
James Norungolo's management emphasis is on core duration portfolios. He specializes in the corporate bond sector, and also lends the Voyageur taxable fixed income team his strength in asset-backed securities (ABS). James has been with Voyageur since 1993 and has been in the investment industry since 1987. James received his BA from the University of Virginia and is a CFA charterholder.
--------------------------------------------------------------------------------

SCOTT CABALKA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Scott Cabalka is responsible for all trading in the taxable portfolios of the Tamarack Money Market Funds. In addition, he oversees the approved issuer list for the Tamarack Funds. Scott has been with Voyageur and its predecessor firm, Insight Investment Management, since 1993. He has been in the investment industry since 1980. Scott received his MBA and BS from the University of Minnesota.
--------------------------------------------------------------------------------

RANDAL W. HARRISON, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Randy Harrison's areas of expertise are the mortgage-backed and commercial mortgage-backed securities markets. Randy has been with Voyageur since 1993 and has been in the investment industry since 1990. Randy received his MBA from the University of Iowa, his BS from Miami University (Ohio) and is a CFA charterholder.

================================================================================
PERFORMANCE SUMMARY
================================================================================

Total Returns as of March 31, 2005

-----------------------------------------------------------------------------------------------------

TAMARACK GOVERNMENT INCOME FUND

                                                                                           SINCE
                                      1 YEAR      3 YEAR       5 YEAR      10 YEAR     INCEPTION (a)
                                      ------      ------       ------      -------     -------------
Class A (d)
  - Including Maximum Sales
    Charge of 3.75%                   -4.87%       2.62%        4.72%        5.06%         5.28%
  - At Net Asset Value                -1.19%       3.92%        5.53%        5.47%         5.56%
Class I (d)                           -0.89%       4.20%        5.78%        5.74%         5.89%
Class C (e)
  - Including Contingent Deferred
    Sales Charge of 1.00%             -2.82%       3.17%        4.76%        4.69%         4.78%
  - At Net Asset Value                -1.86%       3.17%        4.76%        4.69%         4.78%
Class R (e)                           -1.38%       3.68%        5.28%        5.21%         5.30%
Class S (f)                           -1.02%       4.15%        5.76%        5.72%         5.88%
LB Intermediate Gov't Index*          -0.55%       4.55%        6.08%        6.24%         6.57%
-----------------------------------------------------------------------------------------------------

TAMARACK QUALITY FIXED INCOME FUND

                                                                            SINCE
                                      1 YEAR      3 YEAR       5 YEAR    INCEPTION (b)
                                      ------      ------       ------    -------------
Class A (d)
  - Including Maximum Sales
    Charge of 3.75%                   -3.05%       3.68%        4.73%        4.31%
  - At Net Asset Value                 0.76%       5.00%        5.54%        4.99%
Class I (d)                            1.11%       5.29%        5.84%        5.26%
Class C (e)
  - Including Contingent Deferred
    Sales Charge of 1.00%             -0.93%       4.23%        4.76%        4.22%
  - At Net Asset Value                 0.04%       4.23%        4.76%        4.22%
Class R (e)                            0.50%       4.74%        5.28%        4.73%
Class S (f)                            1.01%       5.25%        5.82%        5.24%
LB U.S. Aggregate Bond Index*          1.15%       5.90%        7.14%        6.28%
-----------------------------------------------------------------------------------------------------

TAMARACK TAX-FREE INCOME FUND

                                                                                           SINCE
                                      1 YEAR      3 YEAR       5 YEAR      10 YEAR     INCEPTION (c)
                                      ------      ------       ------      -------     -------------
Class A (g)
  - Including Maximum Sales
    Charge of 3.75%                   -4.03%       3.37%        4.39%        4.66%         6.29%
  - At Net Asset Value                -0.26%       4.71%        5.20%        5.06%         6.46%
Class C (g)
  - Including Contingent Deferred
    Sales Charge of 1.00%             -1.81%       3.97%        4.45%        4.29%         5.67%
  - At Net Asset Value                -0.87%       3.97%        4.45%        4.29%         5.67%
Class R (g)                           -0.41%       4.48%        4.96%        4.81%         6.20%
Class S                                0.09%       5.01%        5.49%        5.33%         6.73%
LB Municipal Bond Index*               2.67%       6.10%        6.58%        6.33%         8.26%
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO MOST RECENT MONTH-END GO TO www.tamarackfunds.com.
*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly into indices.

================================================================================
PERFORMANCE SUMMARY
================================================================================

(a) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(b) The since inception date (commencement of operations) of the Fund is May 10, 1999.
(c) The since inception date (commencement of operations) of the Fund is February 22, 1980.
(d) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of Government Income Fund includes the performance of a common trust fund ("CTF") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Government Income Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waiver/expense reimbursements (which, if excluded, would cause performance to be lower).
(e) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(f) The inception date for Class S of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S.
(g) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

During the semi-annual period ended March 31, 2005, yields rose on bonds maturing within the next 10 years, anywhere from 0.40% to more than a full percent. These higher yields were associated with the fairly robust current economic growth, rising inflationary pressures and the Federal Reserve's recent increases in the targeted overnight lending rates. Since bond prices typically move in the opposite direction as rates, recent yield trends have translated into lower bond prices. However, government agency bond classes, particularly those backed by mortgage-related securities, generally performed better in this environment, providing solid income returns while declining less in market value.
--------------------------------------------------------------------------------

PERFORMANCE

For the six-month period ended March 31, 2005, the Fund provided a -0.56%
return (Class A, net of fees) versus the Lehman Intermediate Government Bond Index's returns of -0.46%. The market's, and the Fund's, generally modest negative returns for bond securities were due to a general rise in interest rates, which caused bond prices to decline. The Fund's returns were particularly supported by the Fund's participation in high-quality mortgage related bonds. Mortgage bonds were trading especially strongly recently, providing attractive price and income returns versus both Treasury and agency debt offerings with similar average maturities.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                            RANDAL W. HARRISON, CFA

The Federal Reserve is expected to further increase overnight lending rates to better balance both the economy's fairly robust pace of growth and burgeoning inflationary forces. The anticipated combination of higher short interest rates and lower bond valuations cause us to be especially judicious in selecting and holding securities. We have included in the portfolio securities whose interest rates float with changes in short-term rates to seek to provide the Fund with some price stability during this period of rising overnight rates. We have purchased Treasury notes to replace some longer Agency positions that were sold to capture their stronger recent returns. Overall we have been positioning the Fund's holdings to maintain a diversified mix of high-quality Treasury and Agency securities that provide attractive yield income. We are also keeping the portfolio's duration close to its benchmark, as we seek to enhance the Fund's returns via superior security selection, rather than through shortening or lengthening the portfolio's overall maturity. We maintain true to our process of continually assessing the Fund's holdings to try to ensure they are providing the most attractive mix of expected returns within our high-quality universe while limiting risks through careful security selection and prudent diversification.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Relatively high current income consistent with relative stability of principal and safety
--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Intermediate Government Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)

                                  [PIE CHART]

             U.S. Government Agency Obligations              82.0%
             Asset Backed Securities                          7.8%
             U.S. Treasury Notes                              5.7%
             Collateralized Mortgage Obligations              3.2%
             Investment Companies                             1.3%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

FHLB 5.75%, 05/15/12            8.28%     FNMA 4.50%, 05/01/33          5.28%
FNMA 4.50%, 10/01/13            8.06%     U.S. Treasury Note, 4.75%,
FHLMC 5.00%, 12/01/17           8.06%       05/15/14                    4.53%
GNMA 4.36%, 02/16/30            7.25%     FNMA 4.30%, 03/01/33          2.78%
GNMA 5.30%, 11/16/15            6.08%     FHLMC 4.50%, 05/01/18         2.68%
                                          FNMA 6.38%, 06/15/09          2.50%

*A listing of all portfolio holdings can be found on page 30.
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

              --------------------------------------------------
                                                   LEHMAN
                                                  BROTHERS
                                                INTERMEDIATE
                                    CLASS        GOVERNMENT
                                      A             INDEX
              --------------------------------------------------
                     3/31/1995       9,625          10,000
              --------------------------------------------------
                     9/30/1995      10,180          10,630
              --------------------------------------------------
                     3/31/1996      10,385          10,910
              --------------------------------------------------
                     9/30/1996      10,568          11,172
              --------------------------------------------------
                     3/31/1997      10,729          11,428
              --------------------------------------------------
                     9/30/1997      11,262          12,047
              --------------------------------------------------
                     3/31/1998      11,681          12,500
              --------------------------------------------------
                     9/30/1998      12,361          13,325
              --------------------------------------------------
                     3/31/1999      12,366          13,322
              --------------------------------------------------
                     9/30/1999      12,371          13,430
              --------------------------------------------------
                     3/31/2000      12,523          13,643
              --------------------------------------------------
                     9/30/2000      13,094          14,264
              --------------------------------------------------
                     3/31/2001      13,986          15,274
              --------------------------------------------------
                     9/30/2001      14,723          16,099
              --------------------------------------------------
                     3/31/2002      14,606          16,035
              --------------------------------------------------
                     9/30/2002      15,787          17,457
              --------------------------------------------------
                     3/31/2003      16,133          17,790
              --------------------------------------------------
                     9/30/2003      16,281          18,067
              --------------------------------------------------
                     3/31/2004      16,589          18,428
              --------------------------------------------------
                     9/30/2004      16,482          18,411
              --------------------------------------------------
                     3/31/2005      16,391          18,326
              --------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The semi-annual period ended March 31, 2005 was an eventful one for the fixed income markets. After a very long period of low interest rates, the picture began to change in early 2005. Low risk premiums, as evidenced by the tight spreads in the corporate bond market, and the potential for slightly higher interest rates argued for guarded economic optimism as we entered the New Year. As fate would have it, however, interest rates and risk premiums (spreads) both took it on the chin during the first quarter of 2005, particularly March.
During this period, the Fed's continued tightening monetary policy (as evidenced by increasing short-term rates) combined with renewed inflationary fears to push two year Treasury yields up 70 bps and the ten year Treasury yield up 26 bps during the quarter ended March 31, 2005. The market's apparent surprise that the bonds of two of the "Big 3" auto companies could soon be trading at junk status only heightened investor anxiety as they scrambled to keep up with the changing rate environment. In addition, increased regulatory scrutiny at insurance giant AIG and new revelations at MBIA fueled concerns that there were accounting irregularities and other credit problems beyond just the energy or auto sectors. Needless to say, the corporate market suffered its worse quarterly performance in recent years. High yield issuers also couldn't hide from the increased market volatility as widening spreads underscored the negative trend in these credit markets. Industry wide, outflows from fixed income mutual funds combined with higher default expectations to push high yield returns down -1.61% during the quarter ended March 31st. Fortunately, there were some sectors that fared better during the period. While Fannie Mae's accounting woes continued and swap spreads moved wider, the agency sector seemed to ignore both risks and posted better performance than Treasury bonds. The fact that longer-term interest rates remained relatively stable was a key variable supporting returns of mortgage-backed securities.
--------------------------------------------------------------------------------

PERFORMANCE

Thank you for your ongoing confidence in the Quality Fixed Income Fund. For the six-month period ending March 31, 2005, the portfolio's net return of 0.33% (Class A, net of fees) modestly trailed its benchmark, the Lehman U.S.
Aggregate Bond Index, which increased 0.47%. During the final three months of the period, the Fund returned -0.54% (Class A, net of fees) while the benchmark was falling -0.48%. The Fund benefited during the first part of the semi-annual period from its modest allocation of high yield corporate debt, until recently one of the best performing asset classes in the domestic bond market.
Investment grade corporate securities also contributed a positive return to the Fund. However, we believed that valuations in many corporate offerings did not fully compensate for risk. Our allocation to corporate bonds therefore declined as we eliminated overvalued names. These actions appear to have been vindicated by the violent sell-off of corporate bonds experienced in March.
Mortgage-backed and other asset-backed offerings offered better relative value in our estimation. In these markets we both increased our allocations to mortgage and asset backed securities and improved our protection against rate-sensitive prepayment risk. Floating rate bonds, which comprised nearly ten percent of our portfolio's holdings, offered quite favorable relative returns versus fixed rate alternatives. Short, fixed coupon securities paled in comparison due to the impact of the Federal Reserve's monetary policy tightening campaign on short-term interest rates.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                            JAMES A. NORUNGOLO, CFA

Looking ahead, the question remains whether the Federal Reserve will continue to raise short-term interest rates in a measured fashion, despite the resistance of long-term rates to increases. We at Voyageur increasingly believe that if this situation continues, the flattening yield curve could prove problematic. That said, we believe the market has likely found a new trading range in the intermediate and long end of the yield curve until new economic information presents itself. Spread volatility, however, will undoubtedly persist. We will continue to remain steadfast in our risk disciplines and investment process to seek to ensure your objectives as a Tamarack fund shareholder are met.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income and capital appreciation
--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers U.S. Aggregate Bond Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)

                                  [PIE CHART]

          U.S. Government Agency Obligations                37.2%
          Corporate Bonds                                   28.9%
          Collateralized Mortgage Backed Securities         11.6%
          U.S. Treasury Bonds                                8.3%
          Asset Backed Securities                            4.3%
          Commercial Mortgage Backed Securities              4.3%
          U.S. Treasury Notes                                2.7%
          Municipal Bonds                                    1.4%
          U.S. Treasury Inflation Protection Bonds           1.3%
          Investment Companies                               0.1%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

GNMA 5.00%, 01/15/34                5.21%    U.S. Treasury Bonds
U.S. Treasury Bonds                           5.38%, 02/15/31             1.99%
 8.13%, 05/15/21                    3.46%    FNMA 4.63%, 12/01/11         1.84%
FNMA 4.50%, 12/01/17                3.07%    Structured Asset Securities
Countrywide Alternative Loan                  Corp., Series 2004-17XS,
 Trust, Series 2004-12CB,                     Class A2, 4.45%, 09/25/34   1.38%
 Class 1A1, 5.00%, 07/25/19         2.50%    U.S. TIPs 2.00%, 07/15/14    1.31%
FNMA 5.00%, 09/01/33                2.31%    U.S. Treasury Bonds
                                              6.25%, 08/15/23             1.29%

*A listing of all portfolio holdings can be found on page 32.
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

               ------------------------------------------------
                                                      LEHMAN
                                                     BROTHERS
                                                       U.S.
                                     CLASS          AGGREGATE
                                       A            BOND INDEX
               ------------------------------------------------
                     5/11/1999       9,625           10,000
               ------------------------------------------------
                     9/30/1999       9,586            9,948
               ------------------------------------------------
                     3/31/2000       9,794           10,155
               ------------------------------------------------
                     9/30/2000      10,172           10,643
               ------------------------------------------------
                     3/31/2001      10,950           11,428
               ------------------------------------------------
                     9/30/2001      11,350           12,022
               ------------------------------------------------
                     3/31/2002      11,078           12,039
               ------------------------------------------------
                     9/30/2002      11,874           13,055
               ------------------------------------------------
                     3/31/2003      12,157           13,445
               ------------------------------------------------
                     9/30/2003      12,438           13,762
               ------------------------------------------------
                     3/31/2004      12,730           14,172
               ------------------------------------------------
                     9/30/2004      12,784           14,268
               ------------------------------------------------
                     3/31/2005      12,826           14,335
               ------------------------------------------------

The graph reflects an initial investment of $10,000 since inception of 5/11/1999 and is based on Class A shares at net asset value. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

During the six months ending March 31, 2005 most interest rates rose, with the shortest-term rates increasing the most. Rates on tax-exempt bonds with maturities of 5 years and under rose just over 0.5%, but bonds with maturities longer than 25 years had no change in yields. The rise in short-term interest rates reflected the Federal Reserve's small and steady rate increases, but long-term rates seemed impervious to these changes.
--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Tax-Free Income Fund (Class A, net of fees) had a total return of -0.52% for the semi-annual period ended March 31, 2005. The Lehman Municipal Bond Index, which is an unmanaged index of investment grade municipal bonds with maturities longer than one year and is the Fund's benchmark, had a total return of +1.21% during the six months. There were two main reasons why the
Fund lagged its benchmark. First, was the maturity range of the bonds held by the Fund. The weakest performing part of the market during this period was for bonds in the 3 to 12 year maturity range, and the strongest performing area was for securities with maturities 20 years and longer. Despite the Fed's increasing rates, the interest rate environment remained relatively low and we believed it was prudent to limit the Fund's exposure to longer and more price volatile maturities, and therefore emphasized intermediate maturities. Unfortunately, this turned out to be the weakest part of the market in terms of returns during the past six months. Second, this Fund was composed of bonds of high credit quality (about 96% of the portfolio is rated "AA" or better).
During the six-month period ended March 31, 2005, lower quality securities performed better than high quality bonds. So in recent quarters, bonds that were riskier with respect to both interest rate risk and credit risk generally performed better than the more conservative bonds that comprised most of this Fund.
--------------------------------------------------------------------------------

OUTLOOK

                                    [PHOTO]
                            RAYE C. KANZENBACH, CFA

Looking ahead, the question remains whether the Federal Reserve will continue to raise short-term interest rates in the coming months. Voyageur Asset Management increasingly believes that bond prices will become more vulnerable if the Fed does continue to increase short-term rates. For this reason, we believe it is prudent to maintain our strategy of emphasizing intermediate maturities and high credit quality.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards
--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Municipal Bond Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)

                                  [PIE CHART]

                       Municipal Bonds                96.8%
                       Investment Companies            3.2%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/05)
(% OF FUND'S NET ASSETS)

Cook County Township High                   Massachusetts State Health &
 School District, 5.50%, 12/1/19   4.49%     Education Facilities Authority
Frisco Independent School                    (Partners Healthcare),
 District, 6.50%, 08/15/15         4.48%     Series C, 5.75%, 07/01/12    4.35%
Bridgeport, Series A,                       San Antonio Electric & Gas
 6.00%, 07/15/14                   4.44%     5.38%, 02/01/15              4.34%
Foxborough Stadium Project,                 Seattle Water Systems,
 6.00%, 06/01/14                   4.41%     5.75%, 7/1/23                4.29%
Hartland School District                    Massachusetts State
 Construction, 6.00%, 05/01/20     4.40%     Construction Loan, Series E,
                                             5.38%, 01/01/17              4.29%
                                            Michigan State Building
                                             Authority, Series III,
                                             5.38%, 10/15/16              4.27%

*A listing of all portfolio holdings can be found on page 38.
--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

            ----------------------------------------------------------
                                                            LEHMAN
                                                           BROTHERS
                                CLASS        CLASS        MUNICIPAL
                                  A            S         BOND INDEX
            ----------------------------------------------------------
                 3/31/1995       9,625       10,000         10,000
            ----------------------------------------------------------
                 9/30/1995      10,097       10,503         10,535
            ----------------------------------------------------------
                 3/31/1996      10,327       10,756         10,838
            ----------------------------------------------------------
                 9/30/1996      10,587       11,041         11,171
            ----------------------------------------------------------
                 3/31/1997      10,799       11,276         11,429
            ----------------------------------------------------------
                 9/30/1997      11,451       11,971         12,179
            ----------------------------------------------------------
                 3/31/1998      11,836       12,389         12,653
            ----------------------------------------------------------
                 9/30/1998      12,306       12,898         13,240
            ----------------------------------------------------------
                 3/31/1999      12,412       13,025         13,438
            ----------------------------------------------------------
                 9/30/1999      12,054       12,665         13,148
            ----------------------------------------------------------
                 3/31/2000      12,232       12,868         13,427
            ----------------------------------------------------------
                 9/30/2000      12,641       13,315         13,960
            ----------------------------------------------------------
                 3/31/2001      13,420       14,152         14,893
            ----------------------------------------------------------
                 9/30/2001      13,781       14,552         15,411
            ----------------------------------------------------------
                 3/31/2002      13,730       14,516         15,461
            ----------------------------------------------------------
                 9/30/2002      14,938       15,813         16,788
            ----------------------------------------------------------
                 3/31/2003      15,027       15,927         16,990
            ----------------------------------------------------------
                 9/30/2003      15,497       16,446         17,442
            ----------------------------------------------------------
                 3/31/2004      15,803       16,791         17,986
            ----------------------------------------------------------
                 9/30/2004      15,844       16,855         18,244
            ----------------------------------------------------------
                 3/31/2005      15,761       16,807         18,465
            ----------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

                                                  TAMARACK           TAMARACK        TAMARACK
                                                 GOVERNMENT       QUALITY FIXED      TAX-FREE
                                                INCOME FUND        INCOME FUND      INCOME FUND
                                                -----------        -----------      -----------
ASSETS:
Investments, at market value (cost
  $14,975,685; $98,323,777 and
  $23,819,965, respectively)                    $14,734,139        $98,403,485      $25,345,165
Interest and dividends receivable                    83,328            743,738          305,775
Receivable for capital shares issued                  7,857                558                -
Receivable for investments sold                           -            283,498                -
Receivable from advisor                               9,271              2,539                -
Prepaid expenses                                     33,809             31,590           33,726
                                                -----------        -----------      -----------
 Total Assets                                    14,868,404         99,465,408       25,684,666
                                                -----------        -----------      -----------
LIABILITIES:
Payable to custodian                                 50,832                  -                -
Distributions payable                                36,312            319,879           79,248
Payable for capital shares redeemed                  14,876             54,821            2,036
Payable for investments purchased                         -            907,308                -
Payable upon return of securities on loan         1,841,925         11,263,486                -
Accrued expenses and other payables:
  Investment advisory fees                                -                  -              179
  Administration fees                                 1,105              7,469            2,191
  Distribution fees                                   4,844              1,010              179
  Other                                              19,724             40,415           15,939
                                                -----------        -----------      -----------
   Total Liabilities                              1,969,618         12,594,388           99,772
                                                -----------        -----------      -----------
   Net Assets                                   $12,898,786        $86,871,020      $25,584,894
                                                ===========        ===========      ===========
NET ASSETS CONSIST OF:
Capital                                         $13,375,493        $89,916,249      $24,065,219
Undistributed (distributions
  in excess of) net
  investment income                                 (23,911)          (149,545)              24
Accumulated net realized
  losses from investment transactions              (211,250)        (2,975,392)          (5,549)
Net unrealized appreciation (depreciation)
  on investments                                   (241,546)            79,708        1,525,200
                                                -----------        -----------      -----------
Net Assets                                      $12,898,786        $86,871,020      $25,584,894
                                                ===========        ===========      ===========

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                             TAMARACK           TAMARACK          TAMARACK
                           GOVERNMENT         QUALITY FIXED       TAX-FREE
                           INCOME FUND         INCOME FUND       INCOME FUND
                           -----------        -------------      -----------
NET ASSETS:
Class A                    $ 5,158,004        $ 1,249,185       $   176,937
Class I                      7,692,681          6,789,317                 -
Class C                          3,260              3,331             3,299
Class R                         27,423             21,426             3,313
Class S                         17,418         78,807,761        25,401,345
                           -----------        -----------       -----------
 Total                     $12,898,786        $86,871,020       $25,584,894
                           ===========        ===========       ===========
SHARES OUTSTANDING:
Class A                        509,004            130,076            19,922
Class I                        759,644            706,826                 -
Class C                            322                347               371
Class R                          2,702              2,232               373
Class S                          1,720          8,206,535         2,858,454
                           -----------        -----------       -----------
 Total                       1,273,392          9,046,016         2,879,120
                           ===========        ===========       ===========
NET ASSET VALUES:
Class A (a)                $     10.13        $      9.60       $      8.88
                           ===========        ===========       ===========
Class I                    $     10.13        $      9.61                 -
                           ===========        ===========       ===========
Class C (b)                $     10.14        $      9.60       $      8.89
                           ===========        ===========       ===========
Class R                    $     10.15        $      9.60       $      8.89
                           ===========        ===========       ===========
Class S                    $     10.13        $      9.60       $      8.89
                           ===========        ===========       ===========
MAXIMUM OFFERING PRICE
  PER SHARE:
Class A                    $     10.52        $      9.97       $      9.23
                           ===========        ===========       ===========
Maximum Sales Charge --
  Class A                        3.75%              3.75%             3.75%
                           ===========        ===========       ===========

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED
MARCH 31, 2005
(UNAUDITED)

                                                                TAMARACK         TAMARACK        TAMARACK
                                                               GOVERNMENT     QUALITY FIXED      TAX-FREE
                                                              INCOME FUND      INCOME FUND      INCOME FUND
                                                              -----------     -------------     -----------
INVESTMENT INCOME:
  Interest income                                              $ 280,834       $ 2,387,190       $ 588,895
  Dividend income                                                  1,635            13,302           7,220
  Securities lending income (See Note 2)                             675             5,332               -
                                                               ---------       -----------       ---------
   Total Investment Income                                       283,144         2,405,824         596,115
                                                               ---------       -----------       ---------

EXPENSES:
  Investment advisory fees                                        23,830           284,822         112,995
  Administration Fees                                              7,943            47,470          13,293
  Distribution fees - Class A                                     15,155             2,989             423
  Distribution fees - Class C                                         16                16              16
  Distribution fees - Class R                                         67                52               9
  Accounting fees                                                  7,898            49,884          11,930
  Custodian fees                                                     361             7,262             161
  Insurance fees                                                   9,191            51,073          12,229
  Legal and Audit fees                                            10,046            14,488          10,281
  Registration and filing fees                                    28,743            32,264          26,170
  Shareholder reports                                              4,476            25,129           7,415
  Transfer agent fees                                             24,865            65,628          21,351
  Trustees' fees                                                   9,984             9,984           9,984
  Other fees                                                       4,135             4,919           4,074
                                                               ---------       -----------       ---------

  Total expenses before voluntary fee reductions                 146,710           595,980         230,331
Expenses voluntarily reduced by:
  Advisor                                                        (63,949)         (270,125)        (98,276)
  Distributor                                                     (7,577)           (1,494)           (212)
                                                               ---------       -----------       ---------
  Net Expenses                                                    75,184           324,361         131,843
                                                               ---------       -----------       ---------

NET INVESTMENT INCOME                                            207,960         2,081,463         464,272
                                                               ---------       -----------       ---------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions        (126,917)        1,468,819          (5,549)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (125,089)       (3,013,499)       (540,333)
                                                               ---------       -----------       ---------
Net realized/unrealized gains (losses) from investments         (252,006)       (1,544,680)       (545,882)
                                                               ---------       -----------       ---------
Change in net assets resulting from operations                 $ (44,046)      $   536,783       $ (81,610)
                                                               =========       ===========       =========

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK GOVERNMENT
INCOME FUND

                                                              FOR THE             FOR THE
                                                            SIX MONTHS          PERIOD ENDED           FOR THE
                                                               ENDED           SEPTEMBER 30,          YEAR ENDED
                                                          MARCH 31, 2005          2004 (a)          APRIL 30, 2004
                                                          --------------       -------------        --------------
                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                     $   207,960         $    230,457         $    615,104
  Net realized gains (losses) from investment
   transactions                                                (126,917)             (79,863)           1,567,509
  Net change in unrealized appreciation (depreciation)
   on investments                                              (125,089)             275,748           (2,171,469)
                                                            -----------         ------------         ------------
Change in net assets from operations                            (44,046)             426,342               11,144
                                                            -----------         ------------         ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                    (95,367)             (50,182)            (130,831)
  From net realized gains from investment
   transactions                                                 (54,709)                   -             (127,056)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS: (c)
  From net investment income                                          -                    -               (7,830)
  From net realized gains from investment
   transactions                                                       -                    -              (10,833)
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                   (172,868)            (147,719)            (482,857)
  From net realized gains from investment
   transactions                                                 (91,410)                   -             (350,792)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                        (38)                 (16)                  (1)(b)
  From net realized gains from investment
   transactions                                                     (29)                   -                    -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                       (357)                 (23)                  (2)(b)
  From net realized gains from investment
   transactions                                                    (238)                   -                    -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                       (192)                 (34)                  (2)(b)
  From net realized gains from investment
   transactions                                                    (156)                   -                    -
                                                            -----------         ------------         ------------
Change in net assets from shareholder distributions            (415,364)            (197,974)          (1,110,204)
                                                            -----------         ------------         ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 1,149,456            1,439,183           13,366,595
  Proceeds from shares exchanged from Class B                         -                    -              414,882
  Proceeds from shares issued in connection with merger               -                    -                    -
  Dividends reinvested                                          341,302              137,144              858,032
  Cost of shares redeemed                                    (7,985,743)          (6,345,106)         (19,928,660)
  Cost of shares exchanged to Class A                                 -                    -             (414,882)
                                                            -----------         ------------         ------------
Change in net assets from capital transactions               (6,494,985)          (4,768,779)          (5,704,033)
                                                            -----------         ------------         ------------
Net increase (decrease) in net assets                        (6,954,395)          (4,540,411)          (6,803,093)
NET ASSETS:
  Beginning of period                                        19,853,181           24,393,592           31,196,685
                                                            -----------         ------------         ------------
  End of period                                             $12,898,786         $ 19,853,181         $ 24,393,592
                                                            ===========         ============         ============
  Undistributed (distributions in excess of) net
   investment income                                        $   (23,911)        $     36,951         $          -
                                                            ===========         ============         ============
SHARE TRANSACTIONS:
  Issued                                                        111,332              140,084            1,265,266
  Issued in connection with exchange from Class B                     -                    -               38,956
  Issued in connection with merger                                    -                    -                    -
  Reinvested                                                     33,074               13,284               81,267
  Redeemed                                                     (772,332)            (614,069)          (1,872,481)
  Cost of shares exchanged to Class A                                 -                    -              (38,956)
                                                            -----------         ------------         ------------
Change in shares from capital transactions                     (627,926)            (460,701)            (525,948)
                                                            ===========         ============         ============

(a) For the period from May 1, 2004 to September 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(c) Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK QUALITY FIXED
INCOME FUND

                                                               FOR THE            FOR THE
                                                             SIX MONTHS        PERIOD ENDED            FOR THE
                                                                ENDED          SEPTEMBER 30,          YEAR ENDED
                                                           MARCH 31, 2005        2004 (a)           APRIL 30, 2004
                                                           --------------      -------------        --------------
                                                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                     $ 2,081,463        $   2,151,184         $  1,664,165
  Net realized gains (losses) from investment
   transactions                                               1,468,819              152,540             (260,959)
  Net change in unrealized appreciation (depreciation)
   on investments                                            (3,013,499)           1,283,564           (1,540,439)
                                                            -----------        -------------         ------------
Change in net assets from operations                            536,783            3,587,288             (137,233)
                                                            -----------        -------------         ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                    (25,011)             (21,161)             (32,451)
  From net realized gains from investment
   transactions                                                       -                    -              (32,077)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS: (c)
  From net investment income                                          -                    -               (3,859)
  From net realized gains from investment
   transactions                                                       -                    -               (4,231)
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                   (228,479)            (490,898)          (1,686,514)
  From net realized gains from investment
   transactions                                                       -                    -           (1,176,613)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                        (58)                 (49)                  (3)(b)
  From net realized gains from investment
   transactions                                                       -                    -                    -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                       (413)                 (71)                  (4)(b)
  From net realized gains from investment
   transactions                                                       -                    -                    -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                 (1,854,270)          (1,735,478)            (140,849)(b)
  From net realized gains from investment
   transactions                                                       -                    -                    -
                                                            -----------        -------------         ------------
Change in net assets from shareholder distributions          (2,108,231)          (2,247,657)          (3,076,601)
                                                            -----------        -------------         ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 2,457,260            3,003,365           12,337,231
  Proceeds from shares exchanged from Class B                         -                    -              122,283
  Proceeds from shares issued in connection with
   merger                                                             -                    -           99,512,062
  Dividends reinvested                                        1,803,403            1,518,201            1,468,997
  Cost of shares redeemed                                   (25,366,651)         (25,674,691)         (29,015,385)
  Cost of shares exchanged to Class A                                 -                    -             (122,283)
                                                           ------------        -------------         ------------
Change in net assets from capital transactions              (21,105,988)         (21,153,125)          84,302,905
                                                           ------------        -------------         ------------
Net increase (decrease) in net assets                       (22,677,436)         (19,813,494)          81,089,071
NET ASSETS:
  Beginning of period                                       109,548,456          129,361,950           48,272,879
                                                           ------------        -------------         ------------
  End of period                                            $ 86,871,020        $ 109,548,456         $129,361,950
                                                           ============        =============         ============
  Undistributed (distributions in excess of) net
   investment income                                       $   (149,545)       $    (122,777)        $   (108,656)
                                                           ============        =============         ============
SHARE TRANSACTIONS:
  Issued                                                        252,729              311,318            1,230,858
  Issued in connection with exchange from Class B                     -                    -               12,253
  Issued in connection with merger                                    -                    -           10,207,207
  Reinvested                                                    185,003              157,492              147,778
  Redeemed                                                   (2,602,796)          (2,665,994)          (2,877,062)
  Cost of shares exchanged to Class A                                 -                    -              (12,253)
                                                           ------------        -------------         ------------
Change in shares from capital transactions                   (2,165,064)          (2,197,184)           8,708,781
                                                           ============        =============         ============

(a) For the period from May 1, 2004 to September 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(c) Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

TAMARACK TAX-FREE
INCOME FUND

                                                               FOR THE           FOR THE
                                                             SIX MONTHS        PERIOD ENDED          FOR THE
                                                                ENDED         SEPTEMBER 30,        YEAR ENDED
                                                           MARCH 31, 2005        2004 (a)         JUNE 30, 2004
                                                           --------------   ---------------   ------------------
                                                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                    $    464,272         $    246,298         $  1,188,929
  Net realized gains (losses) from investment
   transactions                                                  (5,549)             137,838              892,790
  Net change in unrealized appreciation (depreciation)
   on investments                                              (540,333)             676,192           (2,323,243)
                                                           ------------         ------------         ------------
Change in net assets from operations                            (81,610)           1,060,328             (241,524)
                                                           ------------         ------------         ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                     (2,750)              (1,256)                (146)(b)
  From net realized gains from investment
   transactions                                                  (4,100)                   -                    -
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income                                          -                    -                    -
  From net realized gains from investment
   transactions                                                       -                    -                    -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                          -                    -                    -
  From net realized gains from investment
   transactions                                                       -                    -                    -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                        (42)                 (21)                 (17)(b)
  From net realized gains from investment
   transactions                                                     (85)                   -                    -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                        (50)                 (25)                 (20)(b)
  From net realized gains from investment
   transactions                                                     (86)                   -                    -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                   (461,430)            (244,996)          (1,188,746)
  From net realized gains from investment
   transactions                                                (676,987)                   -             (435,336)
                                                           ------------         ------------         ------------
Change in net assets from shareholder distributions          (1,145,530)            (246,298)          (1,624,265)
                                                           ------------         ------------         ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                   278,383              142,781            4,152,298
  Proceeds from shares exchanged from Class B                         -                    -                    -
  Proceeds from shares issued in connection with merger               -                    -                    -
  Dividends reinvested                                          799,482              161,025              998,654
  Cost of shares redeemed                                    (1,767,091)          (1,841,869)         (14,104,416)
  Cost of shares exchanged to Class A                                 -                    -                    -
                                                           ------------         ------------         ------------
Change in net assets from capital transactions                 (689,226)          (1,538,063)          (8,953,464)
                                                           ------------         ------------         ------------
Net increase (decrease) in net assets                        (1,916,366)            (724,033)         (10,819,253)
NET ASSETS:
  Beginning of period                                        27,501,260           28,225,293           39,044,546
                                                           ------------         ------------         ------------
  End of period                                            $ 25,584,894         $ 27,501,260         $ 28,225,293
                                                           ============         ============         ============
  Undistributed (distributions in excess of) net
   investment income                                       $         24         $         24         $         24
                                                           ============         ============         ============
SHARE TRANSACTIONS:
  Issued                                                         30,613               15,621              446,712
  Issued in connection with exchange from Class B                     -                    -                    -
  Issued in connection with merger                                    -                    -                    -
  Reinvested                                                     87,826               17,559              106,506
  Redeemed                                                     (192,471)            (198,931)          (1,512,177)
  Cost of shares exchanged to Class A                                 -                    -                    -
                                                           ------------         ------------         ------------
Change in shares from capital transactions                      (74,032)            (165,751)            (958,959)
                                                           ============         ============         ============

(a) For the period from July 1, 2004 to September 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Government Income Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                          INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                 --------------------------------------- ---------------------------------------
                                                               NET REALIZED
                                                                   AND
                                      NET ASSET                 UNREALIZED
                                        VALUE,        NET         GAINS      TOTAL FROM       NET         NET
                                      BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                      OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
                                     ----------- ------------ ------------- ------------ ------------ ---------- ---------------
CLASS A
Six Months Ended March 31, 2005       $10.44        0.12         (0.18)        (0.06)       (0.16)       (0.09)       (0.25)
 (Unaudited)
Period Ended September 30, 2004(d)     10.33        0.10          0.09          0.19        (0.08)          --        (0.08)
Year Ended April 30, 2004              10.80        0.23         (0.24)        (0.01)       (0.23)       (0.23)       (0.46)
Year Ended April 30, 2003              10.26        0.38          0.54          0.92        (0.38)          --        (0.38)
Year Ended April 30, 2002              10.14        0.51          0.12          0.63        (0.51)          --        (0.51)
Year Ended April 30, 2001               9.66        0.56          0.48          1.04        (0.56)          --        (0.56)
Year Ended April 30, 2000              10.03        0.50         (0.33)         0.17        (0.50)       (0.04)       (0.54)
CLASS I
Six Months Ended March 31, 2005       $10.44        0.14         (0.18)        (0.04)       (0.18)       (0.09)       (0.27)
 (Unaudited)
Period Ended September 30, 2004(d)     10.33        0.11          0.09          0.20        (0.09)          --        (0.09)
Year Ended April 30, 2004              10.80        0.26         (0.24)         0.02        (0.26)       (0.23)       (0.49)
Year Ended April 30, 2003              10.26        0.40          0.54          0.94        (0.40)          --        (0.40)
Year Ended April 30, 2002              10.14        0.53          0.12          0.65        (0.53)          --        (0.53)
Year Ended April 30, 2001               9.66        0.58          0.48          1.06        (0.58)          --        (0.58)
Year Ended April 30, 2000              10.03        0.53         (0.33)         0.20        (0.53)       (0.04)       (0.57)
CLASS C
Six Months Ended March 31, 2005       $10.44        0.09         (0.18)        (0.09)       (0.12)       (0.09)       (0.21)
 (Unaudited)
Period Ended September 30, 2004(d)     10.33        0.07          0.09          0.16        (0.05)          --        (0.05)
Period Ended April 30, 2004(e)         10.43          --         (0.10)        (0.10)          --           --           --
CLASS R
Six Months Ended March 31, 2005       $10.45        0.12         (0.19)        (0.07)       (0.14)       (0.09)       (0.23)
 (Unaudited)
Period Ended September 30, 2004(d)     10.33        0.07          0.12          0.19        (0.07)          --        (0.07)
Period Ended April 30, 2004(e)         10.43        0.01         (0.10)        (0.09)       (0.01)          --        (0.01)
CLASS S
Six Months Ended March 31, 2005       $10.43        0.14         (0.18)        (0.04)       (0.17)       (0.09)       (0.26)
 (Unaudited)
Period Ended September 30, 2004(d)     10.32        0.11          0.09          0.20        (0.09)          --        (0.09)
Period Ended April 30, 2004(e)         10.42        0.01         (0.10)        (0.09)       (0.01)          --        (0.01)

                                      NET ASSET
                                        VALUE,
                                        END OF           TOTAL
                                        PERIOD          RETURN*
                                     -----------   ------------------
CLASS A
Six Months Ended March 31, 2005        $10.13          (0.56%)(a)
 (Unaudited)
Period Ended September 30, 2004(d)      10.44           1.87% (a)
Year Ended April 30, 2004               10.33          (0.05%)
Year Ended April 30, 2003               10.80           9.07%
Year Ended April 30, 2002               10.26           6.28%
Year Ended April 30, 2001               10.14          11.01%
Year Ended April 30, 2000                9.66           1.73%
CLASS I
Six Months Ended March 31, 2005        $10.13          (0.38%)(a)
 (Unaudited)
Period Ended September 30, 2004(d)      10.44           1.97% (a)
Year Ended April 30, 2004               10.33           0.20%
Year Ended April 30, 2003               10.80           9.34%
Year Ended April 30, 2002               10.26           6.55%
Year Ended April 30, 2001               10.14          11.29%
Year Ended April 30, 2000                9.66           1.99%
CLASS C
Six Months Ended March 31, 2005        $10.14          (0.87%)(a)
 (Unaudited)
Period Ended September 30, 2004(d)      10.44           1.56% (a)
Period Ended April 30, 2004(e)          10.33          (0.92%)(a)
CLASS R
Six Months Ended March 31, 2005        $10.15          (0.70%)(a)
 (Unaudited)
Period Ended September 30, 2004(d)      10.45           1.85% (a)
Period Ended April 30, 2004(e)          10.33          (0.90%)(a)
CLASS S
Six Months Ended March 31, 2005        $10.13          (0.40%)(a)
 (Unaudited)
Period Ended September 30, 2004(d)      10.43           1.97% (a)
Period Ended April 30, 2004(e)          10.32          (0.89%)(a)

                                                             RATIOS/SUPPLEMENTAL DATA
                                     -------------------------------------------------------------------------
                                                                     RATIO OF NET
                                       NET ASSETS,     RATIO OF       INVESTMENT      RATIO OF
                                         END OF       EXPENSES TO     INCOME TO      EXPENSES TO
                                         PERIOD        AVERAGE         AVERAGE         AVERAGE      PORTFOLIO
                                        (000'S)       NET ASSETS      NET ASSETS    NET ASSETS**   TURNOVER***
                                     ------------- --------------- --------------- -------------- ------------
CLASS A
Six Months Ended March 31, 2005        $ 5,158         1.10%(b)        2.48%(b)        2.17%(b)          38%
 (Unaudited)
Period Ended September 30, 2004(d)       6,308         1.10%(b)        2.27%(b)        2.02%(b)          13%
Year Ended April 30, 2004                6,063         1.22%           2.16%           1.50%             77%
Year Ended April 30, 2003                6,233         1.08%           3.55%           1.33%             67%
Year Ended April 30, 2002                5,113         1.04%           4.93%           1.29%             35%
Year Ended April 30, 2001                5,139         0.93%           5.61%           1.18%            103%
Year Ended April 30, 2000                4,493         0.88%           5.13%           1.13%             60%
CLASS I
Six Months Ended March 31, 2005        $ 7,693         0.85%(b)        2.70%(b)        1.64%(b)          38%
 (Unaudited)
Period Ended September 30, 2004(d)      13,512         0.85%(b)        2.52%(b)        1.46%(b)          13%
Year Ended April 30, 2004               18,321         0.96%           2.42%           0.99%             77%
Year Ended April 30, 2003               24,375         0.83%           3.82%                (c)          67%
Year Ended April 30, 2002               24,308         0.79%           5.19%                (c)          35%
Year Ended April 30, 2001               33,859         0.68%           5.87%                (c)         103%
Year Ended April 30, 2000               43,486         0.63%           5.31%                (c)          60%
CLASS C
Six Months Ended March 31, 2005        $     3         1.85%(b)        1.72%(b)        2.81%(b)          38%
 (Unaudited)
Period Ended September 30, 2004(d)           3         1.85%(b)        1.52%(b)        2.55%(b)          13%
Period Ended April 30, 2004(e)               3         2.02%(b)        1.23%(b)        2.25%(b)          77%
CLASS R
Six Months Ended March 31, 2005        $    27         1.35%(b)        2.25%(b)        2.18%(b)          38%
 (Unaudited)
Period Ended September 30, 2004(d)          26         1.35%(b)        1.68%(b)        2.46%(b)          13%
Period Ended April 30, 2004(e)               3         1.46%(b)        1.75%(b)        1.61%(b)          77%
CLASS S
Six Months Ended March 31, 2005        $    17         0.85%(b)        2.70%(b)        1.78%(b)          38%
 (Unaudited)
Period Ended September 30, 2004(d)           3         0.85%(b)        2.54%(b)        1.48%(b)          13%
Period Ended April 30, 2004(e)               3         1.01%(b)        2.17%(b)        1.23%(b)          77%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.                                (d) For the period from May 1, 2004, to September 30, 2004.
(b) Annualized.                                    (e) For the period from April 19, 2004 (commencement of
(c) There were no waivers or reimbursements            operations), to April 30, 2004.
    during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Quality Income Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                          INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                 --------------------------------------- ---------------------------------------
                                                               NET REALIZED
                                                                   AND
                                      NET ASSET                 UNREALIZED
                                        VALUE,        NET         GAINS      TOTAL FROM       NET         NET
                                      BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                      OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
                                     ----------- ------------ ------------- ------------ ------------ ---------- ---------------
CLASS A
Six Months Ended March 31, 2005        $ 9.77        0.20         (0.17)         0.03       (0.20)          --        (0.20)
 (Unaudited)
Period Ended September 30, 2004(d)       9.65        0.16          0.13          0.29       (0.17)          --        (0.17)
Year Ended April 30, 2004               10.27        0.38         (0.25)         0.13       (0.41)       (0.34)       (0.75)
Year Ended April 30, 2003                9.84        0.41          0.47          0.88       (0.44)       (0.01)       (0.45)
Year Ended April 30, 2002               10.06        0.51         (0.15)         0.36       (0.52)       (0.06)       (0.58)
Year Ended April 30, 2001                9.50        0.58          0.58          1.16       (0.58)       (0.02)       (0.60)
Period Ended April 30, 2000(e)          10.00        0.50         (0.50)           --       (0.50)          --        (0.50)
CLASS I
Six Months Ended March 31, 2005        $ 9.77        0.20         (0.14)         0.06       (0.22)          --        (0.22)
 (Unaudited)
Period Ended September 30, 2004(d)       9.65        0.17          0.13          0.30       (0.18)          --        (0.18)
Year Ended April 30, 2004               10.27        0.37         (0.21)         0.16       (0.44)       (0.34)       (0.78)
Year Ended April 30, 2003                9.84        0.42          0.48          0.90       (0.46)       (0.01)       (0.47)
Year Ended April 30, 2002               10.06        0.54         (0.15)         0.39       (0.55)       (0.06)       (0.61)
Year Ended April 30, 2001                9.50        0.60          0.58          1.18       (0.60)       (0.02)       (0.62)
Period Ended April 30, 2000(e)          10.00        0.52         (0.50)         0.02       (0.52)          --        (0.52)
CLASS C
Six Months Ended March 31, 2005        $ 9.77        0.17         (0.17)           --       (0.17)          --        (0.17)
 (Unaudited)
Period Ended September 30, 2004(d)       9.65        0.13          0.13          0.26       (0.14)          --        (0.14)
Period Ended April 30, 2004(f)           9.73        0.01         (0.08)        (0.07)      (0.01)          --        (0.01)
CLASS R
Six Months Ended March 31, 2005         $9.77        0.19         (0.17)         0.02       (0.19)          --        (0.19)
 (Unaudited)
Period Ended September 30, 2004(d)       9.65        0.16          0.12          0.28       (0.16)          --        (0.16)
Period Ended April 30, 2004(f)           9.73        0.01         (0.08)        (0.07)      (0.01)          --        (0.01)
CLASS S
Six Months Ended March 31, 2005        $ 9.77        0.21         (0.16)         0.05       (0.22)          --        (0.22)
 (Unaudited)
Period Ended September 30, 2004(d)       9.65        0.17          0.13          0.30       (0.18)          --        (0.18)
Period Ended April 30, 2004(f)           9.73        0.01         (0.08)        (0.07)      (0.01)          --        (0.01)

                                      NET ASSET
                                       VALUE,
                                       END OF          TOTAL
                                       PERIOD         RETURN*
                                     -----------    -----------
CLASS A
Six Months Ended March 31, 2005        $ 9.60         0.33% (a)
 (Unaudited)
Period Ended September 30, 2004(d)       9.77         2.96% (a)
Year Ended April 30, 2004                9.65         1.39%
Year Ended April 30, 2003               10.27         9.09%
Year Ended April 30, 2002                9.84         3.67%
Year Ended April 30, 2001               10.06        12.46%
Period Ended April 30, 2000(e)           9.50         0.03% (a)
CLASS I
Six Months Ended March 31, 2005        $ 9.61         0.56% (b)
 (Unaudited)
Period Ended September 30, 2004(d)       9.77         3.18% (a)
Year Ended April 30, 2004                9.65         1.54%
Year Ended April 30, 2003               10.27         9.33%
Year Ended April 30, 2002                9.84         3.93%
Year Ended April 30, 2001               10.06        12.74%
Period Ended April 30, 2000(e)           9.50         0.20% (a)
CLASS C
Six Months Ended March 31, 2005        $ 9.60        (0.01%)(a)
 (Unaudited)
Period Ended September 30, 2004(d)       9.77         2.75% (a)
Period Ended April 30, 2004(f)           9.65        (0.72%)(a)
CLASS R
Six Months Ended March 31, 2005        $ 9.60         0.21% (a)
 (Unaudited)
Period Ended September 30, 2004(d)       9.77         2.96% (a)
Period Ended April 30, 2004(f)           9.65        (0.71%)(a)
CLASS S
Six Months Ended March 31, 2005        $ 9.60         0.46% (a)
 (Unaudited)
Period Ended September 30, 2004(d)       9.77         3.07% (a)
Period Ended April 30, 2004(f)           9.65        (0.58%)(a)

                                                             RATIOS/SUPPLEMENTAL DATA
                                     -------------------------------------------------------------------------
                                                                     RATIO OF NET
                                       NET ASSETS,     RATIO OF       INVESTMENT      RATIO OF
                                         END OF      EXPENSES TO      INCOME TO      EXPENSES TO
                                         PERIOD        AVERAGE         AVERAGE        AVERAGE       PORTFOLIO
                                        (000'S)       NET ASSETS      NET ASSETS    NET ASSETS**   TURNOVER***
                                     ------------- --------------- --------------- -------------- ------------
CLASS A
Six Months Ended March 31, 2005          $ 1,249       0.93%(b)        4.12%(b)        1.75%(b)          58%
 (Unaudited)
Period Ended September 30, 2004(d)         1,257       0.93%(b)        4.07%(b)        1.64%(b)          13%
Year Ended April 30, 2004                  1,128       1.42%           3.56%           1.68%             87%
Year Ended April 30, 2003                    501       1.31%           4.03%           1.56%             79%
Year Ended April 30, 2002                    493       1.22%           5.03%           1.47%             88%
Year Ended April 30, 2001                    324       1.16%           5.88%           1.41%            130%
Period Ended April 30, 2000(e)               240       1.34%(b)        5.50%(b)        1.59%(b)         314%
CLASS I
Six Months Ended March 31, 2005          $ 6,789       0.68%(b)        4.40%(b)        1.23%(b)          58%
 (Unaudited)
Period Ended September 30, 2004(d)        18,990       0.68%(b)        4.39%(b)        1.09%(b)          13%
Year Ended April 30, 2004                 30,990       1.18%           3.83%                (c)          87%
Year Ended April 30, 2003                 47,658       1.06%           4.30%                (c)          79%
Year Ended April 30, 2002                 64,912       0.97%           5.34%                (c)          88%
Year Ended April 30, 2001                 77,808       0.91%           6.10%                (c)         130%
Period Ended April 30, 2000(e)            69,558       1.09%(b)        5.65%(b)        1.11%(b)         314%
CLASS C
Six Months Ended March 31, 2005          $     3       1.68%(b)        3.43%(b)        2.18%(b)          58%
 (Unaudited)
Period Ended September 30, 2004(d)             3       1.68%(b)        3.33%(b)        2.09%(b)          13%
Period Ended April 30, 2004(f)                 3       1.69%(b)        3.03%(b)             (c)          87%
CLASS R
Six Months Ended March 31, 2005          $    21       1.18%(b)        3.88%(b)        1.75%(b)          58%
 (Unaudited)
Period Ended September 30, 2004(d)            20       1.16%(b)        2.92%(b)        1.73%(b)          13%
Period Ended April 30, 2004(f)                 3       1.13%(b)        3.54%(b)             (c)          87%
CLASS S
Six Months Ended March 31, 2005          $78,808       0.68%(b)        4.38%(b)        1.25%(b)          58%
 (Unaudited)
Period Ended September 30, 2004(d)        89,278       0.68%(b)        4.34%(b)        1.13%(b)          13%
Period Ended April 30, 2004(f)            97,237       0.68%(b)        4.37%(b)             (c)          87%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.                        (d) For the period from May 1, 2004, to September 30, 2004
(b) Annualized.                            (e) For the period from May 11, 1999 (commencement of operations), to
(c) There were no waivers or                   April 30, 2000.
    reimbursements during the period.      (f) For the period from April 19, 2004 (commencement of operations), to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Tax-Free Income Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                          INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                 --------------------------------------- ---------------------------------------
                                                               NET REALIZED
                                                                   AND
                                      NET ASSET                 UNREALIZED
                                        VALUE,        NET         GAINS      TOTAL FROM       NET         NET
                                      BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                      OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
                                     ----------- ------------ ------------- ------------ ------------ ---------- ---------------
CLASS A
Six Months Ended March 31, 2005      $9.31           0.15         (0.19)        (0.04)       (0.15)      (0.24)       (0.39)
 (Unaudited)
Period Ended September 30, 2004(d)    9.05           0.07          0.26          0.33        (0.07)         --        (0.07)
Period Ended June 30, 2004(e)         9.25           0.06         (0.20)        (0.14)       (0.06)         --        (0.06)
CLASS C
Six Months Ended March 31, 2005      $9.31           0.12         (0.18)        (0.06)       (0.12)      (0.24)       (0.36)
 (Unaudited)
Period Ended September 30, 2004(d)    9.05           0.06          0.26          0.32        (0.06)         --        (0.06)
Period Ended June 30, 2004(e)         9.25           0.05         (0.20)        (0.15)       (0.05)         --        (0.05)
CLASS R
Six Months Ended March 31, 2005      $9.31           0.14         (0.18)        (0.04)       (0.14)      (0.24)       (0.38)
 (Unaudited)
Period Ended September 30, 2004(d)    9.05           0.07          0.26          0.33        (0.07)         --        (0.07)
Period Ended June 30, 2004(e)         9.25           0.06         (0.20)        (0.14)       (0.06)         --        (0.06)
CLASS S
Six Months Ended March 31, 2005      $9.31           0.16         (0.18)        (0.02)       (0.16)      (0.24)       (0.40)
 (Unaudited)
Period Ended September 30, 2004(d)    9.05           0.08          0.26          0.34        (0.08)         --        (0.08)
Year Ended June 30, 2004(f)           9.57           0.32         (0.40)        (0.08)       (0.32)      (0.12)       (0.44)
Year Ended June 30, 2003              9.14           0.35          0.44          0.79        (0.35)      (0.01)       (0.36)
Year Ended June 30, 2002              8.96           0.36          0.18          0.54        (0.36)         --        (0.36)
Year Ended June 30, 2001              8.62           0.37          0.38          0.75        (0.37)      (0.04)       (0.41)
Year Ended June 30, 2000              8.91           0.39         (0.21)         0.18        (0.39)      (0.08)       (0.47)

                                      NET ASSET
                                        VALUE,
                                        END OF           TOTAL
                                        PERIOD          RETURN*
                                     -----------      -----------
CLASS A
Six Months Ended March 31, 2005          $8.88         (0.52%)(a)
 (Unaudited)
Period Ended September 30, 2004(d)        9.31          3.71% (a)
Period Ended June 30, 2004(e)             9.05         (1.50%)(a)
CLASS C
Six Months Ended March 31, 2005          $8.89         (0.77%)(a)
 (Unaudited)
Period Ended September 30, 2004(d)        9.31          3.53% (a)
Period Ended June 30, 2004(e)             9.05         (1.65%)(a)
CLASS R
Six Months Ended March 31, 2005          $8.89         (0.55%)(a)
 (Unaudited)
Period Ended September 30, 2004(d)        9.31          3.66% (a)
Period Ended June 30, 2004(e)             9.05         (1.55%)(a)
CLASS S
Six Months Ended March 31, 2005          $8.89         (0.29%)(a)
 (Unaudited)
Period Ended September 30, 2004(d)        9.31          3.78% (a)
Year Ended June 30, 2004(f)               9.05         (0.87%)
Year Ended June 30, 2003                  9.57          8.82%
Year Ended June 30, 2002                  9.14          6.12%
Year Ended June 30, 2001                  8.96          8.89%
Year Ended June 30, 2000                  8.62          2.18%

                                                             RATIOS/SUPPLEMENTAL DATA
                                     -------------------------------------------------------------------------
                                                                     RATIO OF NET
                                       NET ASSETS,     RATIO OF       INVESTMENT      RATIO OF
                                         END OF      EXPENSES TO      INCOME TO      EXPENSES TO
                                         PERIOD        AVERAGE         AVERAGE        AVERAGE       PORTFOLIO
                                        (000'S)       NET ASSETS      NET ASSETS    NET ASSETS**   TURNOVER***
                                     ------------- --------------- --------------- -------------- ------------
CLASS A
Six Months Ended March 31, 2005        $   177         1.24%(b)        3.25%(b)        2.23%(b)           1%
 (Unaudited)
Period Ended September 30, 2004(d)         166         1.23%(b)        3.20%(b)        1.82%(b)           2%
Period Ended June 30, 2004(e)               33         1.24%(b)        3.39%(b)        3.00%(b)          17%
CLASS C
Six Months Ended March 31, 2005        $     3         1.99%(b)        2.52%(b)        2.62%(b)           1%
 (Unaudited)
Period Ended September 30, 2004(d)           3         1.99%(b)        2.54%(b)        2.45%(b)           2%
Period Ended June 30, 2004(e)                3         1.98%(b)        2.59%(b)        3.16%(b)          17%
CLASS R
Six Months Ended March 31, 2005        $     3         1.49%(b)        2.96%(b)        2.17%(b)           1%
 (Unaudited)
Period Ended September 30, 2004(d)           3         1.49%(b)        3.03%(b)        1.96%(b)           2%
Period Ended June 30, 2004(e)                3         1.48%(b)        3.09%(b)        2.65%(b)          17%
CLASS S
Six Months Ended March 31, 2005        $25,401         0.99%(b)        3.49%(b)        1.73%(b)           1%
 (Unaudited)
Period Ended September 30, 2004(d)      27,329         0.99%(b)        3.48%(b)        1.43%(b)           2%
Year Ended June 30, 2004(f)             28,186         0.99%           3.47%           1.35%             17%
Year Ended June 30, 2003                39,045         0.99%           3.73%           1.04%             15%
Year Ended June 30, 2002                36,435         0.99%           3.96%                (c)          12%
Year Ended June 30, 2001                34,856         1.00%           4.19%                (c)          27%
Year Ended June 30, 2000                24,166         1.01%           4.53%                (c)          48%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.                     (d) For the period from July 1, 2004, to September 30, 2004.
(b) Annualized.                         (e) For the period from April 19, 2004 (commencement of operations),
(c) There were no waivers or                to June 30, 2004.
    reimbursements during the period.   (f) The existing class of shares was designated Class S shares as of
                                            April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on approval of shareholders, sixteen separate investment portfolios were reorganized as investment portfolios of Tamarack. This semi-annual report includes the following three investment portfolios ("Funds"):

- Tamarack Government Income Fund ("Government Income Fund")
- Tamarack Quality Fixed Income Fund ("Quality Fixed Income Fund")
- Tamarack Tax-Free Income Fund ("Tax-Free Income Fund")

The Government Income and Quality Fixed Income Funds offer five share classes:
Class A, Class C, Class R, Class I and Class S shares. The Tax-Free Income Fund offers four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares (available to 401K and certain other retirement plans) are not subject to either a front-end sales charge or CDSC. Class I and Class S shares are closed to new investors.

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:
Bonds and other fixed income securities are generally valued on the basis of valuations furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases and also where a security price is unavailable

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

from a pricing service, the Board has approved pricing and valuation procedures to determine a security's fair value. Investments in open-end investment companies are valued at net asset value.

INVESTMENT TRANSACTIONS:
Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Principal repayment of gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

FINANCIAL INSTRUMENTS:
The Funds may engage in when-issued transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily as of the trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date. There were no when-issued securities in the Funds as of March 31, 2005.

DISTRIBUTIONS TO SHAREHOLDERS:
The Funds pay out any income that they receive, less expenses, in the form of dividends to their shareholders. Income dividends, if any, are declared daily and paid monthly. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within the Funds' capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

SECURITIES LENDING:
The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent ("Wells Fargo Bank") a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss arising out of collateral investment loss and any resulting collateral deficiencies.

As of March 31, 2005, the following Funds had securities with the following market value on loan:

                                    Value of           Value of
                               Securities Loaned      Collateral
                               -----------------   -------------
Government Income Fund              $ 1,840,475      $ 1,841,925
Quality Fixed Income Fund            11,253,943       11,263,486

See page 40, Notes to Schedules of Portfolio Investments, for a detailed breakdown of the collateral.
--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

                                        Annual Rate
                                        -----------
Government Income Fund                        0.30%
Quality Fixed Income Fund                     0.60%
Tax-Free Income Fund                          0.85%

Effective March 7, 2005, Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Class S shares of Government Income Fund, Quality Fixed Income Fund and Tax-Free Income Fund to 0.85%, 0.68% and 0.99%, respectively. This expense limitation agreement is in place until March 8, 2006. Prior to March 7, 2005, Voyageur had contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Class S shares of Quality Fixed Income Fund and Tax-Free Income Fund to 0.68% and 0.99%, respectively. Voyageur may also voluntarily waive and/or reimburse operating

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as administrator to the Funds and BISYS Fund Services Limited Partnership ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Funds, maintenance of their records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of the Funds' average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.
--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the maximum Plan fee rate for each class.

                      Class A      Class C      Class R
                      -------      -------      -------
12b-1 Plan Fee         0.50%*        1.00%        0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The Distributor is currently waiving 0.25% of the Plan fee for Class A. These voluntary waivers will continue until at least March 31, 2006.

For the period from October 1, 2004 to March 31, 2005 for Government Income and Quality Fixed Income, the Distributor received commissions of $1,359 from front-end sales charges of Class A shares, of which none was paid back to affiliated broker-dealers of the Funds.
--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended March 31, 2005 were as follows:

                                    Purchases                Sales             Purchases         Sales of
                               (Excl. U.S. Govt.)     (Excl. U.S. Govt.)     of U.S. Govt.      U.S. Govt.
                              --------------------   --------------------   ---------------   --------------
Government Income Fund            $         -            $         -          $ 6,112,471        $12,897,973
Quality Fixed Income Fund          26,552,623             49,819,711           29,076,755         25,634,231
Tax-Free Income Fund                  266,178              1,228,125                    -                  -

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest ("shares outstanding") without par value. Transactions in shares of the Funds are summarized below:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK GOVERNMENT INCOME FUND

                                                               FOR THE               FOR THE               FOR THE
                                                          SIX MONTHS ENDED        PERIOD ENDED           YEAR ENDED
                                                            MAR. 31, 2005      SEPT. 30, 2004 (a)       APR. 30, 2004
                                                          ----------------     ------------------       -------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $   910,670            $ 1,070,028           $  2,942,652
  Proceeds from shares exchanged from Class B                         -                      -                414,882
  Dividends reinvested                                          138,748                 54,873                256,506
  Cost of shares redeemed                                    (2,023,436)              (954,641)            (3,522,320)
                                                            -----------            -----------           ------------
  Change in Class A                                         $  (974,018)           $   170,260           $     91,720
                                                            -----------            -----------           ------------
CLASS B (e)
  Proceeds from shares issued                               $         -            $         -           $          -
  Dividends reinvested                                                -                      -                 15,092
  Cost of shares redeemed                                             -                      -               (180,998)
  Cost of shares exchanged to Class A                                 -                      -               (414,882)
                                                            -----------            -----------           ------------
  Change in Class B                                         $         -            $         -           $   (580,788)
                                                            -----------            -----------           ------------
CLASS I
  Proceeds from shares issued                               $   223,247            $   343,845           $ 10,414,118
  Dividends reinvested                                          201,665                 82,200                586,434
  Cost of shares redeemed                                    (5,962,307)            (5,388,337)           (16,225,342)
                                                            -----------            -----------           ------------
  Change in Class I                                         $(5,537,395)           $(4,962,292)          $ (5,224,790)
                                                            -----------            -----------           ------------
CLASS C
  Proceeds from shares issued                               $         -            $         -           $      3,275
  Dividends reinvested                                               61                     17                      -
  Cost of shares redeemed                                             -                      -                      -
                                                            -----------            -----------           ------------
  Change in Class C                                         $        61            $        17           $      3,275
                                                            -----------            -----------           ------------
CLASS R
  Proceeds from shares issued                               $     1,264            $    23,210           $      3,275
  Dividends reinvested                                              527                     23                      -
  Cost of shares redeemed                                             -                      -                      -
                                                            -----------            -----------           ------------
  Change in Class R                                         $     1,791            $    23,233           $      3,275
                                                            -----------            -----------           ------------
CLASS S
  Proceeds from shares issued                               $    14,275            $     2,100           $      3,275
  Proceeds from shares issued in connection with merger               -                      -                      -
  Dividends reinvested                                              301                     31                      -
  Cost of shares redeemed                                             -                 (2,128)                     -
                                                            -----------            -----------           ------------
  Change in Class S                                         $    14,576            $         3           $      3,275
                                                            -----------            -----------           ------------
Change in net assets from capital transactions              $(6,494,985)           $(4,768,779)          $ (5,704,033)
                                                            ===========            ===========           ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                         88,064                104,186                277,034
  Issued in connection with exchange from Class B                     -                      -                 38,956
  Reinvested                                                     13,444                  5,315                 24,275
  Redeemed                                                     (196,509)               (92,480)              (330,203)
                                                            -----------            -----------           ------------
  Change in Class A                                             (95,001)                17,021                 10,062
                                                            -----------            -----------           ------------
CLASS B (e)
  Issued                                                              -                      -                      -
  Reinvested                                                          -                      -                  1,432
  Redeemed                                                            -                      -                (17,061)
  Cost of shares exchanged to Class A                                 -                      -                (38,956)
                                                            -----------            -----------           ------------
  Change in Class B                                                   -                      -                (54,585)
                                                            -----------            -----------           ------------
CLASS I
  Issued                                                         21,772                 33,481                987,290
  Reinvested                                                     19,544                  7,962                 55,560
  Redeemed                                                     (575,823)              (521,385)            (1,525,217)
                                                            -----------            -----------           ------------
  Change in Class I                                            (534,507)              (479,942)              (482,367)
                                                            -----------            -----------           ------------
CLASS C
  Issued                                                              -                      -                    314
  Reinvested                                                          6                      2                      -
  Redeemed                                                            -                      -                      -
                                                            -----------            -----------           ------------
  Change in Class C                                                   6                      2                    314
                                                            -----------            -----------           ------------
CLASS R
  Issued                                                            122                  2,213                    314
  Reinvested                                                         51                      2                      -
  Redeemed                                                            -                      -                      -
                                                            -----------            -----------           ------------
  Change in Class R                                                 173                  2,215                    314
                                                            -----------            -----------           ------------
CLASS S
  Issued                                                          1,374                    204                    314
  Issued in connection with merger                                    -                      -                      -
  Reinvested                                                         29                      3                      -
  Redeemed                                                            -                   (204)                     -
                                                            -----------            -----------           ------------
  Change in Class S                                               1,403                      3                    314
                                                            -----------            -----------           ------------
Change in shares from capital transactions                     (627,926)              (460,701)              (525,948)
                                                            ===========            ===========           ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND

                                                               FOR THE              FOR THE                FOR THE
                                                          SIX MONTHS ENDED        PERIOD ENDED            YEAR ENDED
                                                            MAR. 31, 2005      SEPT. 30, 2004 (a)       APR. 30, 2004
                                                          ----------------     ------------------       -------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $    258,244          $    308,052           $  1,355,528
  Proceeds from shares exchanged from Class B                          -                     -                122,283
  Dividends reinvested                                            21,466                16,037                 48,264
  Cost of shares redeemed                                       (266,235)             (210,658)              (840,755)
                                                            ------------          ------------           ------------
  Change in Class A                                         $     13,475          $    113,431           $    685,320
                                                            ------------          ------------           ------------
CLASS B (e)
  Proceeds from shares issued                               $          -          $          -           $     10,548
  Dividends reinvested                                                 -                     -                  8,118
  Cost of shares redeemed                                              -                     -                 (6,903)
  Cost of shares exchanged to Class A                                  -                     -               (122,283)
                                                            ------------          ------------           ------------
  Change in Class B                                         $          -          $          -           $   (110,520)
                                                            ------------          ------------           ------------
CLASS I
  Proceeds from shares issued                               $    691,875          $    897,600           $ 10,946,331
  Dividends reinvested                                           132,270               165,135              1,412,615
  Cost of shares redeemed                                    (12,884,041)          (13,312,682)           (26,875,366)
                                                            ------------          ------------           ------------
  Change in Class I                                         $(12,059,896)         $(12,249,947)          $(14,516,420)
                                                            ------------          ------------           ------------
CLASS C
  Proceeds from shares issued                               $          -          $          -           $      3,275
  Dividends reinvested                                                58                    42                      -
  Cost of shares redeemed                                              -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class C                                         $         58          $         42           $      3,275
                                                            ------------          ------------           ------------
CLASS R
  Proceeds from shares issued                               $      1,011          $     17,152           $      3,275
  Dividends reinvested                                               370                    47                      -
  Cost of shares redeemed                                              -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class R                                         $      1,381          $     17,199           $      3,275
                                                            ------------          ------------           ------------
CLASS S
  Proceeds from shares issued                               $  1,506,130          $  1,780,561           $     18,274
  Proceeds from shares issued in connection with merger                -                     -             99,512,062
  Dividends reinvested                                         1,649,239             1,336,940                      -
  Cost of shares redeemed                                    (12,216,375)          (12,151,351)            (1,292,361)
                                                            ------------          ------------           ------------
  Change in Class S                                         $ (9,061,006)         $ (9,033,850)          $ 98,237,975
                                                            ------------          ------------           ------------
Change in net assets from capital transactions              $(21,105,988)         $(21,153,125)          $ 84,302,905
                                                            ============          ============           ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                          26,562                31,929                134,882
  Issued in connection with exchange from Class B                      -                     -                 12,253
  Reinvested                                                       2,202                 1,662                  4,842
  Redeemed                                                       (27,281)              (21,879)               (83,824)
                                                            ------------          ------------           ------------
  Change in Class A                                                1,483                11,712                 68,153
                                                            ------------          ------------           ------------
CLASS B (e)
  Issued                                                               -                     -                  1,033
  Reinvested                                                           -                     -                    814
  Redeemed                                                             -                     -                   (694)
  Cost of shares exchanged to Class A                                  -                     -                (12,253)
                                                            ------------          ------------           ------------
  Change in Class B                                                    -                     -                (11,100)
                                                            ------------          ------------           ------------
CLASS I
  Issued                                                          71,297                93,234              1,091,060
  Reinvested                                                      13,568                17,131                142,122
  Redeemed                                                    (1,321,687)           (1,379,198)            (2,660,354)
                                                            ------------          ------------           ------------
  Change in Class I                                           (1,236,822)           (1,268,833)            (1,427,172)
                                                            ------------          ------------           ------------
CLASS C
  Issued                                                               -                     -                    337
  Reinvested                                                           6                     4                      -
  Redeemed                                                             -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class C                                                    6                     4                    337
                                                            ------------          ------------           ------------
CLASS R
  Issued                                                             104                 1,748                    337
  Reinvested                                                          38                     5                      -
  Redeemed                                                             -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class R                                                  142                 1,753                    337
                                                            ------------          ------------           ------------
CLASS S
  Issued                                                         154,766               184,407                  3,209
  Issued in connection with merger                                     -                     -             10,207,207
  Reinvested                                                     169,189               138,690                      -
  Redeemed                                                    (1,253,828)           (1,264,917)              (132,190)
                                                            ------------          ------------           ------------
  Change in Class S                                             (929,873)             (941,820)            10,078,226
                                                            ------------          ------------           ------------
Change in shares from capital transactions                    (2,165,064)           (2,197,184)             8,708,781
                                                            ============          ============           ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK TAX-FREE INCOME FUND

                                                              FOR THE               FOR THE                FOR THE
                                                          SIX MONTHS ENDED        PERIOD ENDED            YEAR ENDED
                                                            MAR. 31, 2005      SEPT. 30, 2004 (b)       JUNE 30, 2004
                                                          ----------------     ------------------       -------------
                                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                               $     22,727          $    128,876           $     32,998
  Proceeds from shares exchanged from Class B                          -                     -                      -
  Dividends reinvested                                             2,144                   248                     12
  Cost of shares redeemed                                         (5,935)                    -                      -
                                                            ------------          ------------           ------------
  Change in Class A                                         $     18,936          $    129,124           $     33,010
                                                            ------------          ------------           ------------
CLASS B
  Proceeds from shares issued                               $          -          $          -           $          -
  Dividends reinvested                                                 -                     -                      -
  Cost of shares redeemed                                              -                     -                      -
  Cost of shares exchanged to Class A                                  -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class B                                         $          -          $          -           $          -
                                                            ------------          ------------           ------------
CLASS I
  Proceeds from shares issued                               $          -          $          -           $          -
  Dividends reinvested                                                 -                     -                      -
  Cost of shares redeemed                                              -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class I                                         $          -          $          -           $          -
                                                            ------------          ------------           ------------
CLASS C
  Proceeds from shares issued                               $          -          $          -           $      3,275
  Dividends reinvested                                               126                    21                      9
  Cost of shares redeemed                                              -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class C                                         $        126          $         21           $      3,284
                                                            ------------          ------------           ------------
CLASS R
  Proceeds from shares issued                               $          -          $          -           $      3,275
  Dividends reinvested                                               134                    25                     11
  Cost of shares redeemed                                              -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class R                                         $        134          $         25           $      3,286
                                                            ------------          ------------           ------------
CLASS S
  Proceeds from shares issued                               $    255,656          $     13,905           $  4,112,750
  Proceeds from shares issued in connection with merger                -                     -                      -
  Dividends reinvested                                           797,078               160,731                998,622
  Cost of shares redeemed                                     (1,761,156)           (1,841,869)           (14,104,416)
                                                            ------------          ------------           ------------
  Change in Class S                                         $   (708,422)         $ (1,667,233)          $ (8,993,044)
                                                            ------------          ------------           ------------
Change in net assets from capital transactions              $   (689,226)         $ (1,538,063)          $ (8,953,464)
                                                            ============          ============           ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                           2,506                14,116                  3,679
  Issued in connection with exchange from Class B                      -                     -                      -
  Reinvested                                                         235                    27                      1
  Redeemed                                                          (642)                    -                      -
                                                            ------------          ------------           ------------
  Change in Class A                                                2,099                14,143                  3,680
                                                            ------------          ------------           ------------
CLASS B
  Issued                                                               -                     -                      -
  Reinvested                                                           -                     -                      -
  Redeemed                                                             -                     -                      -
  Cost of shares exchanged to Class A                                  -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class B                                                    -                     -                      -
                                                            ------------          ------------           ------------
CLASS I
  Issued                                                               -                     -                      -
  Reinvested                                                           -                     -                      -
  Redeemed                                                             -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class I                                                    -                     -                      -
                                                            ------------          ------------           ------------
CLASS C
  Issued                                                               -                     -                    354
  Reinvested                                                          14                     2                      1
  Redeemed                                                             -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class C                                                   14                     2                    355
                                                            ------------          ------------           ------------
CLASS R
  Issued                                                               -                     -                    354
  Reinvested                                                          15                     3                      1
  Redeemed                                                             -                     -                      -
                                                            ------------          ------------           ------------
  Change in Class R                                                   15                     3                    355
                                                            ------------          ------------           ------------
CLASS S
  Issued                                                          28,107                 1,505                442,325
  Issued in connection with merger                                     -                     -                      -
  Reinvested                                                      87,562                17,527                106,503
  Redeemed                                                      (191,829)             (198,931)            (1,512,177)
                                                            ------------          ------------           ------------
  Change in Class S                                              (76,160)             (179,899)              (963,349)
                                                            ------------          ------------           ------------
Change in shares from capital transactions                       (74,032)             (165,751)              (958,959)
                                                            ============          ============           ============

(a) For the period from May 1, 2004 to September 30, 2004.
(b) For the period from July 1, 2004 to September 30, 2004.
(c) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(d) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(e) Class B shares were converted to Class A shares on March 24, 2004.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective for the taxable year ended September 30, 2004, each of the funds changed its annual tax period to September 30th.

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of March 31, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                   Net Unrealized
                                  Tax Cost        Unrealized       Unrealized       Appreciation
                               of Securities     Appreciation     Depreciation     (Depreciation)
                              ---------------   --------------   --------------   ---------------
Government Income Fund          $13,133,760       $    8,832       $(250,378)       $ (241,546)
Quality Fixed Income Fund        87,114,900          944,646        (919,547)           25,099
Tax-Free Income Fund             23,819,965        1,541,804         (16,604)        1,525,200

The tax character of distributions during the period ended September 30, 2004 was as follows:

                                Distribution Paid From
                             ----------------------------
                                  Net                                                          Total
                              Investment   Net Long Term   Total Taxable     Tax Exempt    Distributions
                                Income     Capital Gains   Distributions   Distributions       Paid
                             ------------ --------------- --------------- --------------- --------------
Government Income Fund        $  232,520        $ -          $  232,520        $      -      $  232,520
Quality Fixed Income Fund      2,101,543          -           2,101,543               -       2,101,543
Tax-Free Income Fund              11,710          -              11,710         241,503         253,213

The Tax-Free Income Fund hereby designates 100% of the amounts listed above as "Tax Exempt Distributions" as exempt-interest dividends for federal income tax purposes.

The tax character of distributions during the fiscal year ended April 30, 2004 was as follows:

                                Distribution Paid From
                             ----------------------------
                                  Net                                                          Total
                              Investment   Net Long Term   Total Taxable     Tax Exempt    Distributions
                                Income     Capital Gains   Distributions   Distributions       Paid
                             ------------ --------------- --------------- --------------- --------------
Government Income Fund        $  645,785     $488,681        $1,134,466         $ -          $1,134,466
Quality Fixed Income Fund      2,037,101      941,576         2,978,677           -           2,978,677

The tax character of distributions during the fiscal year ended June 30, 2004 was as follows:

                              Distribution Paid From
                          ------------------------------
                               Net                                                                  Total
                           Investment     Net Long Term     Total Taxable       Tax Exempt      Distributions
                             Income       Capital Gains     Distributions     Distributions         Paid
                          ------------   ---------------   ---------------   ---------------   --------------
Tax-Free Income Fund        $194,536        $300,335          $494,871          $1,152,202        $1,647,073

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

As of September 30, 2004 the components of accumulated earnings/(deficit) on a tax basis was as follows:

                                                                                     Accum.                          Total
                 Undist.     Undist.       Undist.                                Capital and      Unrealized        Accum.
                Ordinary   Tax Exempt     Long-Term      Accum.       Dist.          Other       Appreciation/     Earnings/
                 Income      Income     Capital Gains   Earnings     Payable        Losses       Depreciation      (Deficits)
               ---------- ------------ --------------- ---------- ------------- --------------- --------------- ---------------
Government
 Income Fund   $ 52,223      $     -       $146,541     $198,764   $ (15,271)    $   (84,332)     $ (116,457)      $   (17,296)
Quality Fixed
 Income Fund    292,474            -              -      292,474    (415,251)     (4,263,614)      2,912,609        (1,473,782)
Tax-Free
 Income Fund          -       78,174        681,258      759,432     (78,150)              -       2,065,533         2,746,815

As of September 30, 2004, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

                               Capital Loss Carryforward     Expires
                              ---------------------------   --------
Government Income Fund                         $ 84,332        2012
Quality Fixed Income Fund                       835,813        2012

As of September 30, 2004, the following Fund had net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as a successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains will not be distributed to shareholders:

                               Capital Loss Carryforward     Expires
                              ---------------------------   --------
Quality Fixed Income Fund                    $  115,326        2008
                                                482,219        2009
                                              1,358,311        2010
                                              1,229,732        2011

As of September 30, 2004, the following Fund had deferred post-October capital losses to offset future net capital gains or net investment income, if any:

                               Deferred Post-October
                                  Capital Losses
                              ----------------------
Quality Fixed Income Fund                   $242,213
--------------------------------------------------------------------------------

8. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund, generally, charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is retained by the Fund, not by Voyageur. This redemption fee is not charged in certain cases, including where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a full description of Tamarack's policies on market timing and/or excessive trading. During the period ended March 31, 2005 the redemption fees collected by each Fund were as follows:

                                        Amounts
                                        -------
Government Income Fund                    $  9
Quality Fixed Income Fund                  588
Tax-Free Income Fund                        21

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Government Income Fund
--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES OR                                                           SHARES OR
   PRINCIPAL                                                           PRINCIPAL
    AMOUNT                                         VALUE                AMOUNT                                         VALUE
------------------------------------------------------------        ------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 81.92%                         ASSET BACKED SECURITIES - 7.79%
FANNIE MAE - 32.44%                                                 BANKING & FINANCIAL SERVICES - 7.79%
       50,000     6.00%, 5/15/08                $     52,534              100,000     Chela Financial USA,          $    100,000
      300,000     6.38%, 6/15/09                     321,983                          Inc., 3.20%, 6/1/31
      249,631     4.63%, 12/1/11                     250,033              139,177     Countrywide Home                   139,569
    1,050,866     4.50%, 10/1/13                   1,039,759                          Equity Loan Trust, Series
      363,499     4.30%, 3/1/33                      358,631                          2004-G, Class 2A,
      686,074     4.50%, 5/1/33                      681,234                          3.03%, 12/15/29, (b)
      211,013     4.63%, 7/1/33                      207,973              200,000     Countrywide Home                   200,000
      167,830     4.18%, 9/1/33                      167,632                          Equity Loan Trust, Series
      152,315     4.35%, 1/1/34                      151,828                          2005-A, Class 2A,
      181,361     4.28%, 3/1/34                      179,062                          2.96%, 2/15/30, (b)
      149,386     4.02%, 6/1/34                      147,801              100,000     Kentucky Higher                    100,000
      199,839     5.15%, 12/1/34                     199,491                          Education Student Loan
      188,458     4.17%, 1/1/35                      185,939                          Corp., 3.12%, 5/1/28
       65,000     5.41%, 5/25/35                      65,665              238,314     Nomura Asset                       238,315
      168,010     7.00%, 10/25/42                    175,658                          Acceptance Corp.,
                                                ------------                          Series 2005-AR1,
                                                   4,185,223                          Class 2A2,
                                                ------------                          3.11%, 2/25/35, (b)
                                                                          226,408     Residential Asset                  226,440
FEDERAL HOME LOAN BANK - 11.31%                                                       Securities Corp., Series      ------------
    1,000,000     5.75%, 5/15/12 (c)               1,068,485                          2004-KS11, Class AI1,
      194,405     4.83%, 2/1/13                      194,181                          2.99%, 8/25/25, (b)
      200,019     4.50%, 12/1/19                     196,010
                                                ------------        TOTAL ASSET BACKED SECURITIES                      1,004,324
                                                   1,458,676        (Cost $1,003,642)                               ------------
                                                ------------
                                                                    U.S. TREASURY NOTES - 5.68%
FREDDIE MAC - 10.74%                                                      574,000     4.75%, 5/15/14 (c)                 584,763
    1,036,976     5.00%, 12/1/17                   1,039,064              100,000     4.00%, 2/15/15 (c)                  96,078
      352,420     4.50%, 5/1/18                      345,718                                                        ------------
                                                ------------                                                             680,841
                                                   1,384,782                                                        ------------
                                                ------------
                                                                    U.S. TREASURY NOTES & BONDS - 0.40%
GOVERNMENT NATIONAL MORTGAGE                                               50,000     5.00%, 8/15/11                      51,945
ASSOCIATION - 17.57%                                                                                                ------------
      775,311     5.30%, 11/16/15                    784,788
      194,881     3.59%, 11/16/17                    190,373        TOTAL U.S. TREASURY NOTES                            732,786
      150,000     5.88%, 3/16/24                     155,506        (Cost $725,053)                                 ------------
      950,827     4.36%, 2/16/30                     935,721
      200,000     5.00%, 7/20/32                     199,670        COLLATERALIZED MORTGAGE OBLIGATIONS - 3.24%
                                                ------------        BANKING & FINANCIAL SERVICES - 3.24%
                                                   2,266,058              184,295     Bank of America                    181,188
                                                ------------                          Mortgage Securities,
                                                                                      Series 2004-F,
SMALL BUSINESS ADMINISTRATION - 9.86%                                                 Class 2A7, 4.17%,
       78,000     2.95%, 5/25/13                      78,073                          7/25/34, (b)
      150,000     4.88%, 9/10/13                     150,036              151,770     MLCC Mortgage                      152,179
      200,000     4.68%, 9/10/14                     197,025                          Investors, Inc., Series
      110,000     4.64%, 2/10/15                     107,946                          2003-D, Class A,
       97,000     2.95%, 11/25/17                     97,121                          3.16%, 8/25/28, (b)
      220,000     4.86%, 10/1/24                     217,394               84,467     MLCC Mortgage                       84,467
       62,000     4.86%, 1/1/25                       61,158                          Securities,                   ------------
      120,000     4.63%, 2/1/25                      116,522                          Series 2005-A,
      248,000     2.88%, 1/25/30                     246,745                          3.08%, 3/25/30, (b)
                                                ------------
                                                   1,272,020        TOTAL COLLATERALIZED MORTGAGE                        417,834
                                                ------------        OBLIGATIONS                                     ------------
                                                                    (Cost $420,411)
TOTAL U.S. GOVERNMENT AGENCY                      10,566,759
OBLIGATIONS                                     ------------
(Cost $10,814,143)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Government Income Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                     VALUE
------------------------------------------------------------------------
INVESTMENT COMPANIES - 1.32%
      170,511     Wells Fargo 100%                          $    170,511
                  Treasury Money Market                     ------------
                  Fund

TOTAL INVESTMENT COMPANIES                                       170,511
(Cost $170,511)                                             ------------

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN - 14.28%
   $1,841,925     Various Securities                           1,841,925
                  (see Notes to Schedule                    ------------
                  of Portfolio Investments
                  for collateral information)

TOTAL INVESTMENT OF CASH                                       1,841,925
COLLATERAL FOR SECURITIES ON LOAN                           ------------
(Cost $1,841,925)

TOTAL INVESTMENTS - 114.23%                                   14,734,139
(Cost $14,975,685) (a)

LIABILITIES IN EXCESS OF OTHER                                (1,835,353)
ASSETS - (14.23)%                                           ------------

NET ASSETS - 100.00%                                        $ 12,898,786
                                                            ============

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2005. The maturity date represents the actual maturity date.
(c) All or part of this security has been loaned as of March 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES OR                                                           SHARES OR
   PRINCIPAL                                                           PRINCIPAL
     AMOUNT                                        VALUE                 AMOUNT                                        VALUE
------------------------------------------------------------        ------------------------------------------------------------
MUNICIPAL BONDS - 1.38%                                                   536,872     Vanderbilt Mortgage           $    535,025
ARIZONA - 0.23%                                                                       Finance, Series 2002-C,       ------------
      100,000     Tucson Certificate of         $     98,429                          Class A2, 4.23%,
                  Participation, 4.30%,                                               2/7/15
                  7/1/10, (MBIA Insured)
      105,000     Tucson Certificate of              103,815        TOTAL ASSET BACKED SECURITIES                      3,769,530
                  Participation, 4.55%,         ------------        (Cost $3,770,137)                               ------------
                  7/1/11, (MBIA Insured)
                                                     202,244        COLLATERALIZED MORTGAGE OBLIGATIONS - 11.62%
                                                ------------        BANKING & FINANCIAL SERVICES - 11.62%
                                                                          323,048     Bank of America                    323,460
CALIFORNIA - 0.15%                                                                    Mortgage Securities,
      135,000     San Diego Metro                    131,290                          Series 2004-4,
                  Transportation                ------------                          Class 3A1, 5.00%,
                  Development Board,                                                  5/25/19
                  3.86%, 12/1/09, (MBIA                                   939,906     Bank of America                    924,058
                  Insured)                                                            Mortgage Securities,
                                                                                      Series 2004-F,
INDIANA - 0.24%                                                                       Class 2A7, 4.17%,
      210,000     State Bond Bank                    210,460                          7/25/34, (b)
                  Revenue, 5.26%,               ------------            2,169,437     Countrywide Alternative          2,175,045
                  7/15/18, (FGIC Insured)                                             Loan Trust, Series
                                                                                      2004-12CB, Class 1A1,
SOUTH CAROLINA - 0.76%                                                                5.00%, 7/25/19
      660,000     Medical University of              658,765              467,130     Countrywide Alternative            463,334
                  South Carolina Hospital       ------------                          Loan Trust, Series
                  Authority Facilities                                                2004-24CB, Class 2A1,
                  Revenue, 5.23%,                                                     5.00%, 11/25/19
                  8/15/17                                                 419,398     Countrywide Home                   419,121
                                                                                      Equity Loan Trust, Series
TOTAL MUNICIPAL BONDS                              1,202,759                          2002-A, Class A,
(Cost $1,210,411)                               ------------                          3.07%, 4/15/28, (b)
                                                                          889,627     First Horizon Alternative          899,518
ASSET BACKED SECURITIES - 4.34%                                                       Mortgage, Series
BANKING & FINANCIAL SERVICES - 4.34%                                                  2005-FA1, Class 1A6,
      550,000     Chela Financial USA,               550,000                          5.50%, 3/25/35
                  Inc., 3.20%, 6/1/31                                     351,262     JP Morgan Mortgage                 349,305
      850,000     Chela Financial USA,               850,000                          Trust, Series 2004-A4,
                  Inc., 2.88%, 12/1/37                                                Class 2A2,
      338,001     Countrywide Home                   338,954                          4.70%, 9/25/34
                  Equity Loan Trust, Series                               788,464     MLCC Mortgage                      790,587
                  2004-G, Class 2A,                                                   Investors, Inc., Series
                  3.03%, 12/15/29, (b)                                                2003-D, Class A,
      900,000     EFSI, Federated Student            900,281                          3.16%, 8/25/28, (b)
                  Finance Corp., Series                                   496,868     MLCC Mortgage                      496,868
                  2003-A Class A3,                                                    Securities, Series
                  1.12%, 6/1/39                                                       2005-A, 3.08%,
      550,000     Illinois Student                   550,000                          2/25/30, (b)
                  Assistance Commission                                    36,992     Morgan Stanley                      37,114
                  Student Loan Revenue,                                               Mortgage Loan Trust,
                  3.12%, 9/1/35                                                       Series 2004-2AR,
       45,400     New Century Home                    45,270                          Class 1A, 5.22%,
                  Equity Loan Trust, Series                                           2/25/34
                  1997-NC5, Class A6,                                     164,646     Structured Asset                   164,798
                  6.70%, 10/25/28                                                     Securities Corp., Series
                                                                                      2002-11A, Class 2A1,
                                                                                      5.60%, 6/25/32

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

    SHARES OR                                                           SHARES OR
    PRINCIPAL                                                           PRINCIPAL
     AMOUNT                                        VALUE                 AMOUNT                                        VALUE
------------------------------------------------------------        ------------------------------------------------------------
    1,205,000     Structured Asset              $  1,194,507
                  Securities Corp., Series                          CORPORATE BONDS - 28.94%
                  2004-17XS, Class A2,                              AEROSPACE & DEFENSE - 0.26%
                  4.45%, 9/25/34                                          209,000     L-3 Communications            $    222,063
      638,987     Structured Asset                   632,517                          Corp., 7.63%, 6/15/12         ------------
                  Securities Corp., Series
                  2003-30, Class 1A1,                               AUTOMOTIVE - 0.22%
                  5.50%, 10/25/33                                         196,000     Daimler Chrysler NA                190,343
      239,802     Vendee Mortgage Trust,             256,715                          Holdings, 4.05%,              ------------
                  Series 1992-1, Class 2Z,                                            6/4/08
                  7.75%, 5/15/22
      998,708     Washington Mutual,                 969,303        BANKING & FINANCIAL SERVICES - 9.28%
                  Inc., Series 2003-S11,        ------------              500,000     AIG SunAmerica, Inc.,              519,780
                  Class 1A, 5.00%,                                                    MTN, 5.75%, 2/16/09
                  11/25/33                                                721,000     Associated Bank, NA,               720,856
                                                                                      MTN, 2.87%,
TOTAL COLLATERALIZED MORTGAGE                     10,096,250                          11/2/07, (b)
OBLIGATIONS (Cost $10,172,769)                  ------------              312,000     Bank of America Corp.,             351,731
                                                                                      7.40%, 1/15/11
COMMERCIAL MORTGAGE BACKED                                                500,000     BB&T Corp.,                        503,839
SECURITIES - 4.34%                                                                    6.38%, 6/30/05
BANKING & FINANCIAL SERVICES - 4.34%                                      237,000     Chase Capital II,                  223,513
      523,131     ABN Amro Mortgage                  508,518                          3.24%, 2/1/27, (b)
                  Corp., Series 2003-12,                                  149,000     CIT Group, Inc., MTN,              160,965
                  Class 1A, 5.00%,                                                    6.88%, 11/1/09
                  12/25/33                                                550,000     Compass Bank,                      623,061
      199,999     Chase Commercial                   203,637                          8.10%, 8/15/09
                  Mortgage Securities                                     202,000     Ford Motor Credit Co.,             200,694
                  Corp., Series 1996-1,                                               7.38%, 2/1/11
                  Class A2, 7.60%,                                        108,000     Genworth Financial,                110,731
                  7/18/28                                                             Inc., 5.75%, 6/15/14
      589,496     GE Capital Commercial              596,532              385,000     Goldman Sachs                      394,582
                  Mortgage Corp., Series                                              Capital I, 6.35%,
                  2002-1A, Class A1,                                                  2/15/34, (c)
                  5.03%, 12/10/35                                         300,000     Jefferies Group, Inc.,             321,089
    1,000,000     JP Morgan Commercial             1,059,019                          7.50%, 8/15/07
                  Mortgage Finance                                        586,000     John Hancock                       593,535
                  Corp., Series 1999-C7,                                              Global Funding II,
                  Class A2, 6.51%,                                                    5.00%, 7/27/07, (d)
                  10/15/35                                                340,000     JP Morgan Chase &                  371,723
      500,000     LB-UBS Commercial                  475,343                          Co., 6.63%, 3/15/12
                  Mortgage Trust, Series                                  230,000     Morgan Stanley,                    231,047
                  2004-C2, Class A4,                                                  2.94%, 1/15/10, (b)
                  4.37%, 3/1/36                                           470,000     Morgan Stanley,                    447,496
       78,663     Master Asset                        78,698                          4.75%, 4/1/14, (c)
                  Securitization Trust,                                   366,000     National City Corp.,               380,602
                  Series 2002-6,                                                      5.75%, 2/1/09
                  Class 6A1, 6.50%,                                       314,000     NB Capital Trust III,              301,581
                  10/25/32                                                            3.21%, 1/15/27
      874,646     Master Asset                       848,487              255,000     NLV Financial Corp.,               286,815
                  Securitization Trust,         ------------                          7.50%, 8/15/33, (d)
                  Series 2003-12,                                         670,000     North Fork Bancorp.,               676,565
                  Class 6A1, 5.00%,                                                   5.00%, 8/15/12
                  12/25/33                                                490,000     Southtrust Bank, NA,               478,481
                                                                                      MTN, 4.75%, 3/1/13
TOTAL COMMERCIAL MORTGAGE BACKED                   3,770,234              160,000     Unitrin, Inc.,                     155,527
SECURITIES (Cost $3,758,097)                    ------------                          4.88%, 11/1/10                ------------
                                                                                                                       8,054,213
                                                                                                                    ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR                                                           SHARES OR
   PRINCIPAL                                                           PRINCIPAL
    AMOUNT                                         VALUE                AMOUNT                                         VALUE
------------------------------------------------------------        ------------------------------------------------------------
BUILDING & CONSTRUCTION - 0.99%                                     CONSUMER GOODS & SERVICES - 0.71%
      360,000     KB Home,                      $    344,818              200,000     Church & Dwight Co.,          $    195,000
                  5.75%, 2/1/14                                                       Inc., 6.00%,
      260,000     Lennar Corp.,                      261,321                          12/15/12, (d)
                  3.80%, 3/19/09                                          400,000     Russell Corp.,                     425,000
      225,000     Pulte Homes, Inc.,                 251,951                          9.25%, 5/1/10                 ------------
                 7.88%, 8/1/11                  ------------                                                             620,000
                                                     858,090                                                        ------------
                                                ------------        ELECTRIC (INTEGRATED) - 0.43%
                                                                          345,000     El Paso Electric Co.,              375,302
CABLE - 1.54%                                                                         9.40%, 5/1/11                 ------------
      300,000     Echostar DBS Corp.,                295,500
                  5.75%, 10/1/08                                    ENERGY - 1.40%
      250,000     Shaw Communications,               266,875              453,000     Anderson Exploration               488,809
                  Inc., 7.25%, 4/6/11                                                 Ltd., 6.75%, 3/15/11
      242,000     TCI Communications,                303,332              300,000     Chesapeake Energy                  331,125
                  Inc., 9.80%, 2/1/12                                                 Corp., 9.00%,
      180,000     Time Warner                        220,550                          8/15/12 (c)
                  Entertainment,                                          171,000     Kinder Morgan Energy               189,696
                  8.38%, 3/15/23                                                      Partners LP,
      250,000     Videotron Ltee,                    251,250                          7.13%, 3/15/12, (c)
                  6.88%, 1/15/14                ------------              200,000     Piedmont Natural Gas               210,031
                                                   1,337,507                          Co., 6.00%, 12/19/33          ------------
                                                ------------                                                           1,219,661
                                                                                                                    ------------
CHEMICAL - 1.43%
      140,000     Ecolab, Inc.,                      151,719        ENTERTAINMENT - 0.92%
                  6.88%, 2/1/11                                           302,000     GTECH Holdings Corp.,              295,408
      290,000     International Flavors              296,888                          4.50%, 12/1/09, (d)
                  & Fragrance,                                            200,000     Intrawest Corp.,                   200,500
                  6.45%, 5/15/06                                                      7.50%, 10/15/13
      300,000     Macdermid, Inc.,                   321,750              300,000     Speedway Motorsports,              303,000
                  9.13%, 7/15/11                                                      Inc., 6.75%, 6/1/13,          ------------
      213,000     PPG Industries, Inc.,              223,739                          Callable Call 06/01/08
                  6.50%, 11/1/07                                                      103.38
      240,000     Valspar Corp.,                     247,061                                                             798,908
                  6.00%, 5/1/07                 ------------                                                        ------------
                                                   1,241,157
                                                ------------        FOOD & BEVERAGES - 0.77%
                                                                          343,000     Bunge Ltd. Finance                 338,064
COMMERCIAL SERVICES - 0.87%                                                           Corp., 4.38%, 12/15/08
      200,000     Aramark Services, Inc.,            200,702              288,000     Conagra Foods, Inc.,               329,206
                  8.15%, 5/1/05                                                       7.88%, 9/15/10                ------------
      243,000     Cendant Corp.,                     255,285                                                             667,270
                  6.25%, 3/15/10                                                                                    ------------
      300,000     Service Corp., Intl.,              303,750
                  6.88%, 10/1/07                ------------        HEALTH CARE - 1.18%
                                                     759,737              300,000     Amerisourcebergen                  321,750
                                                ------------                          Corp., 8.13%, 9/1/08
                                                                          415,000     Boston Scientific Corp.,           423,080
COMPUTER INDUSTRY - 0.81%                                                             5.45%, 6/15/14
      402,000     Fiserv, Inc.,                      396,132              284,000     Evangelical Lutheran               284,190
                  4.00%, 4/15/08                                                      Good Samaritan, MTN,          ------------
      300,000     Jabil Circuit, Inc.,               309,769                          3.42%, 11/24/06, (b)
                  5.88%, 7/15/10                ------------                                                           1,029,020
                                                     705,901                                                        ------------
                                                ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)
--------------------------------------------------------------------------------

   SHARES OR                                                           SHARES OR
   PRINCIPAL                                                           PRINCIPAL
     AMOUNT                                        VALUE                 AMOUNT                                        VALUE
------------------------------------------------------------        ------------------------------------------------------------
LIFE AND HEALTH INSURANCE - 0.65%                                   TEXTILES - 0.84%
      300,000     Americo Life, Inc.,           $    314,919              210,000     Mohawk Industries,            $    218,930
                  7.88%, 5/1/13                                                       Inc., 6.50%, 4/15/07
      218,000     Transamerica Capital III,          250,496              500,000     VF Corp.,                          510,450
                  7.63%, 11/15/37               ------------                          8.10%, 10/1/05                ------------
                                                     565,415                                                             729,380
                                                ------------                                                        ------------

MEDIA - 0.82%                                                       TRANSPORTATION & SHIPPING - 0.58%
       95,000     Belo Corp.,                        104,870              444,200     Federal Express Corp.,             506,794
                  8.00%, 11/1/08                                                      7.50%, 1/15/18                ------------
      300,000     Media General Inc.,                308,237
                  6.95%, 9/1/06                                     UTILITIES - 0.60%
      255,000     News America Holdings,             296,426              500,000     Niagra Mohawk Power                520,507
                  Inc., 7.70%, 10/30/25         ------------                          Co., 7.75%, 5/15/06           ------------
                                                     709,533
                                                ------------        TOTAL CORPORATE BONDS                             25,142,264
                                                                    (Cost $25,330,550)                              ------------
PAPER & RELATED PRODUCTS - 1.09%
      600,000     Avery Dennison Corp.,              600,919        U.S. GOVERNMENT AGENCY
                  MTN, 6.76%, 4/15/05                               OBLIGATIONS - 37.22%
      300,000     Weyerhaeuser Co.,                  345,376        FANNIE MAE - 15.10%
                  7.50%, 3/1/13                 ------------               18,401     7.00%, 12/1/07                      18,739
                                                     946,295              276,528     6.42%, 11/1/08                     290,630
                                                ------------               12,784     8.25%, 1/1/09                       13,068
                                                                            9,553     8.00%, 2/1/09                        9,954
REITS - 1.63%                                                           1,597,637     4.63%, 12/1/11                   1,600,214
      263,000     Health Care REIT, Inc.,            280,748              770,000     6.52%, 7/25/16                     831,969
                  7.63%, 3/15/08                                           43,645     5.50%, 3/1/17                       44,521
      650,000     Kimco Realty Corp.,                707,957                3,854     5.50%, 3/1/17                        3,932
                  MTN, 7.86%, 11/1/07                                      54,220     5.50%, 5/1/17                       55,309
      379,000     Simon Property Group               427,534              274,397     5.00%, 8/1/17                      274,644
                  LP, 7.75%, 1/20/11            ------------            2,722,105     4.50%, 12/1/17                   2,668,206
                                                   1,416,239               18,127     9.50%, 6/25/18                      19,467
                                                ------------              565,726     4.50%, 9/1/18                      554,153
                                                                          505,000     4.00%, 5/25/19                     454,125
RETAIL - 0.60%                                                             10,779     9.25%, 10/1/20                      11,782
      290,000     Kroger Co.,                        326,661              193,374     7.50%, 9/1/29                      207,257
                  8.05%, 2/1/10                                            26,497     7.00%, 10/1/29                      27,970
      200,000     Safeway, Inc.,                     197,076               34,278     7.00%, 12/1/29                      36,184
                  4.95%, 8/16/10                ------------                  640     7.00%, 1/1/30                          676
                                                     523,737               93,966     7.00%, 2/1/30                       99,161
                                                ------------               33,902     7.00%, 2/1/30                       35,776
                                                                              721     7.00%, 2/1/30                          760
STEEL - PRODUCERS - 0.37%                                                     725     7.00%, 2/1/30                          766
      300,000     Steel Dynamics, Inc.,              323,250              475,533     5.00%, 4/1/33                      466,261
                  9.50%, 3/15/09                ------------              573,461     5.00%, 8/1/33                      562,279
                                                                        2,046,672     5.00%, 9/1/33                    2,006,763
TELECOMMUNICATIONS - 0.95%                                                651,343     4.23%, 12/1/33                     647,450
      175,000     Deutsche Telekom                   201,264              793,461     4.91%, 1/1/35                      796,107
                  International Finance,                                  405,000     5.41%, 5/25/35                     409,145
                  8.50%, 6/15/10                                          927,817     7.00%, 10/25/42                    970,053
      250,000     Nextel Communications,             264,063                                                        ------------
                  Inc., 7.38%, 8/1/15                                                                                 13,117,321
       70,000     Sprint Capital Corp.,               71,659                                                        ------------
                  7.13%, 1/30/06
      256,000     Sprint Capital Corp.,              284,956
                  7.63%, 1/30/11                ------------
                                                     821,942
                                                ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR                                                           SHARES OR
   PRINCIPAL                                                           PRINCIPAL
     AMOUNT                                        VALUE                 AMOUNT                                        VALUE
------------------------------------------------------------        ------------------------------------------------------------
FREDDIE MAC - 3.68%                                                        12,643     6.50%, 11/15/31               $     13,221
       11,405     7.75%, 4/1/08                 $     11,857               81,839     6.00%, 2/15/32                      84,249
        3,362     7.75%, 11/1/08                       3,454               24,691     6.50%, 4/15/32                      25,820
        2,038     8.00%, 8/1/09                        2,053               70,960     7.00%, 4/15/32                      75,024
       12,604     8.25%, 10/1/10                      12,858              106,501     6.00%, 6/15/32                     109,636
       46,778     8.00%, 1/1/12                       49,424               20,388     7.00%, 7/15/32                      21,556
       25,067     9.00%, 6/1/16                       27,187              126,918     7.50%, 7/15/32                     136,105
       62,653     6.00%, 2/1/18                       64,742              885,000     5.00%, 7/20/32                     883,538
       30,111     8.00%, 10/1/18                      32,509              129,377     6.00%, 8/15/32                     133,185
        4,900     9.00%, 10/1/18                       5,156               21,973     7.00%, 8/15/32                      23,232
      825,000     4.50%, 4/1/20                      807,469               86,812     6.50%, 9/15/32                      90,782
      216,212     7.00%, 8/15/29                     225,409              209,713     6.00%, 10/20/32                    215,560
      442,571     7.50%, 2/1/30                      475,640              380,659     6.00%, 1/15/33                     391,897
       93,861     7.50%, 2/1/30                      100,528              138,413     6.00%, 3/15/33                     142,333
       92,902     7.50%, 1/1/31                       99,502               91,077     6.00%, 4/15/33                      93,657
       21,410     7.00%, 9/1/31                       22,569              683,524     5.00%, 8/15/33                     675,474
      429,584     5.00%, 8/1/33                      421,514              222,576     5.00%, 8/15/33                     219,955
      842,095     4.40%, 1/1/35                      832,144              635,044     5.00%, 8/15/33                     627,565
                                                ------------              209,599     5.00%, 8/15/33                     207,131
                                                   3,194,015              218,336     5.00%, 8/15/33                     215,765
                                                ------------            4,579,041     5.00%, 1/15/34                   4,522,246
                                                                          490,000     5.15%, 12/16/40                    481,755
GOVERNMENT NATIONAL MORTGAGE                                              305,000     4.93%, 11/16/44                    303,324
ASSOCIATION - 15.44%                                                                                                ------------
        3,742     7.50%, 3/15/07                       3,860                                                          13,415,747
        3,386     7.50%, 3/15/07                       3,493                                                        ------------
       19,200     7.50%, 7/15/07                      19,808
       30,373     8.00%, 10/15/07                     31,326        NEW VALLEY GENERATION IV - 0.11%
      478,170     8.00%, 11/15/09                    502,271               96,061     4.69%, 1/15/22                      94,513
        5,765     7.50%, 10/15/11                      6,085                                                        ------------
       48,711     7.50%, 10/15/11                     51,415
       50,702     7.50%, 11/15/11                     53,518        SMALL BUSINESS ADMINISTRATION - 2.89%
        4,095     9.50%, 4/15/16                       4,519                8,552     9.80%, 7/1/08                        9,038
       18,192     9.50%, 1/15/19                      20,222                1,659     10.05%, 8/1/08                       1,762
        1,185     9.50%, 9/15/19                       1,317                9,018     10.05%, 4/1/09                       9,552
       26,098     8.00%, 5/15/22                      28,177              600,000     4.68%, 9/10/14                     591,076
       12,615     8.00%, 12/15/22                     13,620              665,000     4.64%, 2/10/15                     652,581
      210,000     5.15%, 6/16/23                     213,980              610,000     5.04%, 3/10/15                     611,106
       13,966     6.50%, 8/15/23                      14,683              320,000     4.88%, 11/1/24                     316,412
       65,926     6.50%, 9/15/23                      69,310              320,000     4.86%, 1/1/25                      315,653
       10,839     6.50%, 11/15/23                     11,395                                                        ------------
       11,375     6.50%, 12/15/23                     11,959                                                           2,507,180
       46,903     6.50%, 12/15/23                     49,311                                                        ------------
       20,058     6.50%, 2/15/24                      21,052
      167,749     6.50%, 3/15/24                     176,062        TOTAL U.S. GOVERNMENT AGENCY                      32,328,776
      498,695     7.00%, 3/15/24                     529,642        OBLIGATIONS (Cost $32,354,691)                  ------------
       60,143     7.00%, 5/15/24                      63,876
      194,562     6.50%, 6/15/24                     204,204        U.S. TREASURY BONDS - 8.34%
       29,783     8.00%, 11/15/26                     32,128            2,200,000     8.13%, 5/15/21, (c)              3,005,321
      516,965     8.00%, 12/15/26                    557,668              965,000     6.25%, 8/15/23, (c)              1,123,584
      353,852     7.00%, 12/15/29                    374,634              610,000     5.50%, 8/15/28, (c)                662,660
      480,168     4.36%, 2/16/30                     472,539              500,000     5.25%, 11/15/28, (c)               525,840
        6,090     6.00%, 5/15/31                       6,272              170,000     6.13%, 8/15/29, (c)                200,235
       56,356     6.50%, 5/15/31                      58,936            1,585,000     5.38%, 2/15/31, (c)              1,727,465
       24,390     6.50%, 7/15/31                      25,505                                                        ------------
        7,253     6.50%, 8/15/31                       7,585
       80,104     6.00%, 9/20/31                      82,365        TOTAL U.S. TREASURY BONDS                          7,245,105
                                                                    (Cost $6,876,391)                               ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                     VALUE
------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION
BONDS - 1.31%
    1,100,000     2.00%, 7/15/14, (c)                       $  1,136,702
                                                            ------------

TOTAL U.S. TREASURY INFLATION                                  1,136,702
PROTECTION BONDS (Cost $1,108,839)                          ------------

U.S. TREASURY NOTES - 2.69%
      415,000     3.38%, 2/28/07 (c)                             411,968
      242,000     3.38%, 2/15/08 (c)                             238,370
      175,000     4.00%, 3/15/10 (c)                             173,633
      480,000     4.75%, 5/15/14 (c)                             489,000
      342,000     4.25%, 11/15/14 (c)                            334,933
      713,000     4.00%, 2/15/15 (c)                             685,037
                                                            ------------

TOTAL U.S. TREASURY NOTES                                      2,332,941
(Cost $2,362,968)                                           ------------

INVESTMENT COMPANIES - 0.13%
      115,438     Wells Fargo Prime                              115,438
                  Investment Money                          ------------
                  Market Fund, Investor
                  Class

TOTAL INVESTMENT COMPANIES                                       115,438
(Cost $115,438)                                             ------------

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES ON LOAN - 12.97%
  $11,263,486     Various Securities                          11,263,486
                  (see Notes to Schedule                    ------------
                  of Portfolio Investments
                  for collateral information)

TOTAL INVESTMENT OF CASH                                      11,263,486
COLLATERAL FOR SECURITIES ON LOAN                           ------------
(Cost $11,263,486)

TOTAL INVESTMENTS - 113.28%                                   98,403,485
(Cost $98,323,777) (a)

LIABILITIES IN EXCESS OF OTHER                               (11,532,465)
ASSETS - (13.28)%                                           ------------

NET ASSETS - 100.00%                                        $ 86,871,020
                                                            ============

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2005. The maturity date represents the actual maturity date.
(c) All or part of this security has been loaned as of March 31, 2005.
(d) Rule 144A, Section 4(2) or other security, which is restricted as to resale to qualified purchasers.
MTN - Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

MARCH 31, 2005
(UNAUDITED)

   SHARES OR                                                           SHARES OR
   PRINCIPAL                                                           PRINCIPAL
    AMOUNT                                         VALUE                AMOUNT                                         VALUE
------------------------------------------------------------        ------------------------------------------------------------
MUNICIPAL BONDS - 95.91%                                            INDIANA - 1.06%
ARIZONA - 2.38%                                                           250,000     Kokomo Center School          $    270,995
      500,000     Maricopa County               $    608,157                          Building Corp.,               ------------
                  Unified School District,      ------------                          6.75%, 7/15/07,
                  9.25%, 7/1/07                                                       (AMBAC Insured)

ARKANSAS - 5.97%                                                    MASSACHUSETTS - 15.23%
    1,000,000     Arkansas State College             822,760            1,000,000     Foxborough Stadium               1,127,830
                  Savings, Series B,                                                  Project, 6.00%, 6/1/14
                  0.00%, 6/1/10                                           500,000     Framingham County,                 560,095
      700,000     Arkansas State                     705,537                          6.00%, 3/1/15
                  University Revenue            ------------            1,000,000     State Construction               1,096,950
                  Housing System,                                                     Loan, Series E,
                  4.75%, 3/1/29, (FGIC                                                5.38%, 1/1/17
                  Insured)                                              1,000,000     State Health &                   1,112,300
                                                   1,528,297                          Education Facilities          ------------
                                                ------------                          Authority (Partners
                                                                                      Healthcare), Series C,
CALIFORNIA - 2.27%                                                                    5.75%, 7/1/12
      500,000     Santa Rosa Waste                   581,175                                                           3,897,175
                  Water Revenue, Series         ------------                                                        ------------
                  B, 6.00%, 9/1/15, (FGIC
                  Insured)                                          MICHIGAN - 14.03%
                                                                        1,000,000     Hartland School District         1,125,130
COLORADO - 6.19%                                                                      Construction,
      500,000     State Educational &                493,875                          6.00%, 5/1/20, (Q-SBLF
                  Cultural Facilities                                                 Insured)
                  Authority Revenue,                                      750,000     Howell Public Schools,             808,455
                  3.75%, 6/1/14,  (XLCA                                               5.25%, 5/1/15, (Q-SBLF
                  Insured)                                                            Insured)
    1,000,000     Weld County School               1,090,490              500,000     Jackson Public Schools,            562,565
                  District, 5.50%,              ------------                          6.00%, 5/1/13, (FGIC &
                  12/1/19, (FSA Insured)                                              Q-SBLF Insured)
                                                   1,584,365            1,000,000     State Building Authority,        1,092,680
                                                ------------                          Series III, 5.38%,            ------------
                                                                                      10/15/16
CONNECTICUT - 4.44%                                                                                                    3,588,830
    1,000,000     Bridgeport, Series A,            1,136,070                                                        ------------
                  6.00%, 7/15/14, (FGIC         ------------
                  Insured)                                          MISSOURI - 1.02%
                                                                          250,000     Missouri State                     261,585
FLORIDA - 3.27%                                                                       Development Finance           ------------
      500,000     Miami-Dade County                  302,865                          Board, 5.25%, 3/1/15
                  Special Obligation,
                  0.00%, 10/1/15, (MBIA                             NEW HAMPSHIRE - 2.04%
                  Insured)                                                500,000     Higher Education &                 522,280
      500,000     State Board of                     532,855                          Health Facility (Franklin     ------------
                  Education,                    ------------                          Pierce Law Center),
                  5.00%, 6/1/19                                                       5.50%, 7/1/18
                                                     835,720
                                                ------------        NEW YORK - 3.34%
                                                                          785,000     New York City                      855,226
ILLINOIS - 8.75%                                                                      Transitional Finance          ------------
    1,000,000     Chicago, Series B,               1,091,400                          Future Tax, Series B,
                  5.13%, 1/1/22,                                                      5.50%, 2/1/16
                  (AMBAC Insured)
    1,000,000     Cook County Township             1,148,250
                  High School District,         ------------
                  5.50%, 12/1/19
                                                   2,239,650
                                                ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Income Fund (cont.)
--------------------------------------------------------------------------------

    SHARES OR
    PRINCIPAL
     AMOUNT                                                    VALUE
------------------------------------------------------------------------
TEXAS - 17.40%
    1,000,000     Frisco Independent                        $  1,145,960
                  School District,
                  6.50%, 8/15/15,
                  (PSF-Gtd Insured)
   1,000,000      Plano Independent                            1,085,290
                  School District,
                  5.38%, 2/15/16,
                  (PSF-Gtd Insured)
   1,000,000      San Antonio Electric &                       1,110,720
                  Gas, 5.38%, 2/1/15
     500,000      San Antonio Electric &                         552,295
                  Gas, 5.75%, 2/1/15
     500,000      University of Texas                            555,016
                  Revenue, Series B,                        ------------
                  5.25%, 8/15/19
                                                               4,449,281
                                                            ------------

WASHINGTON - 8.52%
    1,000,000     Seattle Municipal Light                      1,083,040
                  & Power, 5.63%,
                  12/1/16
    1,000,000     Seattle Water Systems,                       1,097,740
                  5.75%, 7/1/23, (FGIC                      ------------
                  Insured)
                                                               2,180,780
                                                            ------------

TOTAL MUNICIPAL BONDS                                         24,539,586
(Cost $23,014,386)                                          ------------

INVESTMENT COMPANIES - 3.15%
      805,579     Wells Fargo National                           805,579
                  Tax-Free Money Market                     ------------
                  Fund, Investor Class

TOTAL INVESTMENT COMPANIES                                       805,579
(Cost $805,579)                                             ------------

TOTAL INVESTMENTS - 99.06%                                    25,345,165
(Cost $23,819,965) (a)

OTHER ASSETS IN EXCESS OF                                        239,730
LIABILITIES - 0.94%                                         ------------

NET ASSETS - 100.00%                                        $ 25,584,894
                                                            ============

(a) See notes to financial statements for unrealized appreciation
(depreciation) of securities.
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance
FSA - Financial Security Assurance Inc.
MBIA - MBIA Insurance Corporation
PSF-Gtd - Permanent School Fund Guaranteed
Q-SBLF - Qualified SchoolBoard Loan Fund
XLCA - XL Capital Insurance

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
================================================================================

Collateral Information for Securities on Loan:

--------------------------------------------------------------------------------

The cash collateral received was pooled and invested into the following:

                                                                      GOVERNMENT     QUALITY FIXED
                                                                     INCOME FUND      INCOME FUND
                                                                    -------------   --------------
Amstel Funding Corp., 2.66%, 4/15/2005                               $   10,801       $    66,050
Atlantic Asset Securitization Corp., 2.81%, 4/11/2005                    11,700            71,549
Atlantic Asset Securitization Corp., 2.84%, 5/23/2005                    40,878           249,974
Atomium Funding Corporation, 2.62%, 4/5/2005                             67,899           415,206
Cancara, LTD, 2.82%, 4/15/2005                                           13,108            80,156
Cedar Springs Capital Company, LLC., 2.81%, 4/14/2005                    42,679           260,984
Cedar Springs Capital Company, LLC., 2.98%, 6/2/2005                     25,379           155,193
Corporate Asset Securitization Australia, LTD., 2.86%, 4/5/2005          67,899           415,206
Crown Point Capital Co., LLC., 2.80%, 8/8/2005                           53,721           328,507
Danske Corp., 2.75%, 5/9/2005                                            25,732           157,352
Dorada Finance Inc., 7/15/2005                                           54,351           332,361
Eiffel Funding, LLC., 2.84%, 4/26/2005                                   37,284           227,993
Eiffel Funding, LLC., 2.83%, 5/4/2005                                    40,646           248,551
Falcon Asset Securization, 2.88%, 5/11/2005                              52,227           319,374
Gemini Securitization, Inc., 2.90%, 5/18/2005                            33,831           206,878
George Street Finance, LLC., 2.82%, 5/3/2005                             67,748           414,284
Govco Inc., 2.89%, 5/18/2005                                             40,597           248,254
HBOS Treasury Services PLC, 2.79%, 5/17/2005                             60,210           368,190
Irish Life & Permanent PLC, 2.92%, 5/23/2005                             13,527            82,718
K2 (USA) LLC, Variable Rate, 6/1/2005                                    67,925           415,368
Liquid Funding, Ltd., 2.83%, 4/25/2005                                   81,353           497,480
Metlife Global Funding 1, Variable Rate, 3/6/2006                        67,903           415,231
Neptune Funding Corp., 2.74%, 4/21/2005                                  13,577            83,022
Neptune Funding Corp., 2.76%, 4/25/2005                                   7,362            45,022
Neptune Funding Corp., 2.72%, 4/28/2005                                  40,667           248,683
Neptune Funding Corp., 2.88%, 5/13/2005                                  21,446           131,141
Nieuw Amsterdam, 2.82%, 4/18/2005                                        69,717           426,322
Northern Rock PLC, Variable Rate, 1/13/2006                              67,954           415,543
Perry Global Funding Limited, 2.85%, 4/14/2005                            9,730            59,499
Sedna Finance, Inc., 2.81%, 4/26/2005                                    20,337           124,360
Spintab (Swedmortgage) AB, 2.82%, 6/1/2005                               12,839            78,513
Swedbank (Forenings Sparbanken), 2.90%, 5/16/2005                        19,681           120,349
Swedbank (Forenings Sparbanken), 2.88%, 5/24/2005                        27,052           165,423
Thames Asset Global Sec. 1, Inc., 2.84%, 4/25/2005                       20,148           123,209
UBS Finance (Delaware) LLC., 2.87%, 5/3/2005                             14,905            91,143
White Pine Finance, LLC., Variable Rate, 7/25/2005                       53,801           328,998
Morgan Stanley Repurchase Agreement, 2.93%, 4/1/2005                    465,311         2,845,400
                                                                     ----------       -----------
Total Collateral Held                                                $1,841,925       $11,263,486
                                                                     ==========       ===========

See Notes to Financial Statements number 2 for detail on the Funds' securities lending policies and procedures.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (63)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

LUCY HANCOCK BODE (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

RONALD JAMES (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN:  16
--------------------------------------------------------------------------------

JOHN A. MACDONALD (56)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

H. DAVID RYBOLT (62)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (52)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

JAY H. WEIN (72)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (41)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16
--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (44)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment
Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).
--------------------------------------------------------------------------------

DAVID P. LUX (50)
POSITION HELD WITH FUND: Controller; Since November, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher Fixed Income Group (1995-2003).
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (55)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds (2001-2003).
--------------------------------------------------------------------------------

LAURA M. MORET (51)
POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary (2003-2004)(2).
--------------------------------------------------------------------------------

JOHN M. HUBER (36)
POSITION HELD WITH FUND: Chief Investment Officer (2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer Fixed Income, Voyageur Asset Management (2004-Present); Galliard Capital Management, Principal and Senior Portfolio Manager (1995-2004).
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
SHARE CLASS INFORMATION
================================================================================

--------------------------------------------------------------------------------

The Tamarack Fixed Income Funds offer five share classes, three of which are currently authorized for sale to new investors. These three share classes are the A, C and R classes.
--------------------------------------------------------------------------------

A CLASS

A Class shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries.
A Class shares of the Tamarack Fixed Income Funds are subject to a maximum up-front sales charge of 3.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase.
A Class shares include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps of the fee, and will continue to do so until at least March 31, 2005.) A Class shares have a higher up front sales charge
(load) than C Class shares, but a lower annual expense ratio.
--------------------------------------------------------------------------------

C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries.
C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee.
C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.
--------------------------------------------------------------------------------

R CLASS

R Class shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. R Class shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.
--------------------------------------------------------------------------------

S & I CLASS

S Class and Class I shares are currently closed to new investors. These share classes do not have an up front sales charge (load) or a 12b-1 service and distribution fee.
--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

INFORMATION FOR
TAMARACK FUNDS SHAREHOLDERS
REGARDING THE RENEWAL OF
INVESTMENT ADVISORY AGREEMENT

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management, Inc. for each of the Funds. After evaluating the services provided by the adviser and reviewing the performance and relevant expenses of the Funds, the Trustees concluded that it was in the best interests of the Funds and their shareholders to retain Voyageur for an additional year.

The Trustees' evaluation of the investment advisory arrangements included a review of historical investment performance information of the Funds, fee and expense information of the Funds, and information regarding the nature and quality of the management and advisory services provided by Voyageur, the qualifications and performance of the investment and management personnel who service the Funds, and Voyageur's financial condition and profitability in managing the Funds.

The Trustees generally emphasize three to five year returns, as opposed to shorter time periods, when evaluating investment performance of the Funds. The relative investment performance of the Government Income Fund was above average for the one, three, five and ten-year periods in comparison to its Lipper peer group. The Quality Fixed Income Fund's one, three and five-year performance was below average, although its one-year return showed improvement. The Tax-Free Income Fund's performance was average for the three, five and ten-year period, but below average for the one-year period. The Trustees discussed the recent reorganization of Voyageur's fixed income group and met with the new CIO of the group and other representatives of the portfolio management team. The Trustees were satisfied that each Fund continued to be managed appropriately according to its policies. The Trustees were also satisfied with the qualifications, expertise and overall performance of the Funds' portfolio management team as well as the Funds' management team responsible for Fund operations and compliance.

With respect to the fees and expenses of the Funds, the Trustees evaluated the management and administrative fee levels and the other operating expenses of the Funds, together with Voyageur's proposed arrangement to waive fees and/or pay expenses to continue subsidizing Fund operations to limit estimated annual ordinary operating expenses for the Fund at current levels.

In determining to renew the Investment Advisory Agreements for an additional year, the Trustees concluded that the nature and quality of the investment advisory and other services provided by Voyageur was satisfactory, the advisory fees were reasonable and fair and the continuation of the relationships was in the best interests of the Funds and their shareholders. The Trustees also expressed satisfaction that the fee rate reductions at higher asset levels would permit the Funds to realize economies of scale.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and redemption fees; (2) ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 through March
31, 2005.
--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                            BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                          ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                             10/1/04         3/31/05      10/1/04 - 3/31/05   10/1/04 - 3/31/05
                          -------------   -------------   -----------------   -----------------
Government
 Income Fund   Class A     $  1,000.00      $  994.40          $  5.47               1.10%
               Class I        1,000.00         996.20             4.23               0.85%
               Class C        1,000.00         991.30             9.18               1.85%
               Class R        1,000.00         993.00             6.71               1.35%
               Class S        1,000.00         996.00             4.23               0.85%
Quality Fixed
 Income Fund   Class A        1,000.00       1,003.30             4.64               0.93%
               Class I        1,000.00       1,005.60             3.40               0.68%
               Class C        1,000.00         999.90             8.38               1.68%
               Class R        1,000.00       1,002.10             5.89               1.18%
               Class S        1,000.00       1,004.60             3.40               0.68%
Tax-Free
 Income Fund   Class A        1,000.00         994.80             6.17               1.24%
               Class C        1,000.00         992.30             9.88               1.99%
               Class R        1,000.00         994.50             7.41               1.49%
               Class S        1,000.00         997.10             4.93               0.99%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE
FOR COMPARISON PURPOSES

The table below provides information about hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                          ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                             10/1/04         3/31/05      10/1/04 - 3/31/05   10/1/04 - 3/31/05
                          -------------   -------------   -----------------   -----------------
Government
 Income Fund   Class A     $  1,000.00      $1,019.45          $  5.54               1.10%
               Class I        1,000.00       1,020.69             4.28               0.85%
               Class C        1,000.00       1,015.71             9.30               1.85%
               Class R        1,000.00       1,018.20             6.79               1.35%
               Class S        1,000.00       1,020.69             4.28               0.85%
Quality Fixed
 Income Fund   Class A        1,000.00       1,020.29             4.68               0.93%
               Class I        1,000.00       1,021.54             3.43               0.68%
               Class C        1,000.00       1,016.55             8.45               1.68%
               Class R        1,000.00       1,019.05             5.94               1.18%
               Class S        1,000.00       1,021.54             3.43               0.68%
Tax-Free
 Income Fund   Class A        1,000.00       1,018.75             6.24               1.24%
               Class C        1,000.00       1,014.01            10.00               1.99%
               Class R        1,000.00       1,017.50             7.49               1.49%
               Class S        1,000.00       1,020.00             4.99               0.99%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

================================================================================

================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

                                     [PHOTO]

















                                                               ---------------
Tamarack Funds                                               |     PRSRT STD   |
P.O. Box 219757                                              |   U.S. POSTAGE  |
Kansas City, MO 64121-9757                                   |       PAID      |
                                                             | PERMIT NO. 2891 |
800-422-2766                                                 | KANSAS CITY MO  |
www.TamarackFunds.com                                          ---------------











TF AR 3/05 TAMARACK DISTRIBUTORS, INC.
533904 (3/05)

ITEM 2.  CODE OF ETHICS.

         Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

         NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

         The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
         (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

         If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

         DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH
         (B) OF THIS ITEM 2.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.


         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___________________Tamarack Funds Trust_____________________________

By (Signature and Title)*______/s/ Jennifer Lammers_____________________________
                               Jennifer Lammers, President
                               and Chief Financial Officer

Date_____05/17/05_______________________________________________________________


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*______/s/ Jennifer Lammers_____________________________
                               Jennifer Lammers, President
                               and Chief Financial Officer

Date_____05/17/05_______________________________________________________________

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.